UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number              811-06719

Sterling Capital Funds (Exact name of registrant as specified in charter)

434 Fayetteville Street, 5th Floor Raleigh, NC 27601-0575 (Address of principal executive offices) (Zip code)

James T. Gillespie, President Sterling Capital Funds 434 Fayetteville Street, 5th Floor Raleigh, NC 27601-0575 (Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 228-1872

Date of fiscal year end: September 30

Date of reporting period: March 31, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

STERLING CAPITAL FUNDS

SEMI-ANNUAL REPORT

MARCH 31, 2014

May lose value • Not FDIC insured • Not insured by any government agency • Not guaranteed by the bank • Not a deposit

Notice of Privacy Policy & Practices

Sterling Capital Funds recognizes and respects the privacy expectations of our customers.1 We provide this notice to you so that you will know what kinds of information we collect about our customers and the circumstances in which that information may be disclosed to third parties who are not affiliated with the Sterling Capital Funds.

Collection of Customer Information

We collect nonpublic personal information about our customers from the following sources:

•	Account Applications and other forms, which may include a customer’s name, address, social security number, and information about a customer’s investment goals and risk tolerance;

•	Account History, including information about the transactions and balances in a customer’s accounts; and

•	Correspondence, written, telephonic or electronic between a customer and the Sterling Capital Funds or service providers to the Sterling Capital Funds.

Disclosure of Customer Information

We may disclose all of the consumer information outlined above to third parties who are not affiliated with the Sterling Capital Funds:

•	as permitted by law — for example with service providers who maintain or service shareholder accounts for the Sterling Capital Funds or to a shareholder’s broker or agent; and

•	to perform marketing services on our behalf or pursuant to a joint marketing agreement with another financial institution.

Security of Customer Information

We require service providers to the Sterling Capital Funds:

•	to maintain policies and procedures designed to assure only appropriate access to, and use of information about customers of the Sterling Capital Funds; and

•	to maintain physical, electronic and procedural safeguards that comply with applicable legal standards to guard nonpublic personal information of customers of the Sterling Capital Funds.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former customer of the Sterling Capital Funds.

1 For purposes of this notice, the terms “customer” or “customers” includes both individual shareholders of the Sterling Capital Funds and individuals who provide nonpublic personal information to the Sterling Capital Funds, but do not invest in Sterling Capital Funds shares.

Sterling Capital Funds

Letter from the President and the Investment Advisor

Dear Shareholders:

We are pleased to present this Sterling Capital Funds semiannual report covering the six months between October 1, 2013, and March 31, 2014. Equities began the period with strong gains before transitioning to a more modest increase in the spring. Fixed-income securities meanwhile experienced modest returns as they rebounded from a sharp downturn in 2013.

The economy expanded during the first half of the period under review but saw little growth during the second half, according to preliminary GDP estimates. Many specific components of the U.S. economy, including the labor market and industrial production, showed considerable signs of weakness. A harsh winter across much of the country created a drag on economic growth, while the prospect of economic weakening in China and Japan weighed on investor sentiment.

The U.S. economy continued to show signs of vulnerability as economic indicators presented investors with mixed signals early in the period, although most signs pointed to an improving picture later in the period. For example, both industrial production and retails sales declined significantly early in the period, only recovering once consumer confidence increased in the spring. Manufacturing activity was up overall throughout the period, but it too exhibited a sharp uptick in the spring. Corporate profits rose during the period, though earnings softened significantly in the first quarter of 2014.

The labor market remained weak during the period under review, even as the unemployment rate declined slightly. The actual breakdown of employment numbers was a cause of some concern, however, as a large number of workers remained underemployed and were relying on part-time and lower-paying jobs. Long-term unemployment also remained high, although it did decline during the period. Payroll gains dropped sharply during the harsh winter and recovered during the spring.

The U.S. gross domestic product increased at an annualized rate of 2.6% during the first half of this semiannual period. However, GDP grew at much less robust annualized rate of 0.1% during the second half of the period, according to preliminary figures. One significant economic headwind came in the form of the Federal Reserve’s plan to taper its aggressive quantitative easing policies, even as the initial moves were instituted gradually. The central bank reduced its monthly bond purchases by $5 billion at each of its last three meetings and Fed Chair Janet Yellen indicated the reductions would continue unless there was a significant change in the economic outlook.

The S&P 500® Index1 gained 11.35% during the six months under review. Small-cap stocks underperformed larger shares, with the Russell 2000 Index of small-cap stocks gaining 9.24%. Foreign stocks made modest gains, through Japanese equities, dampened by a consumption-tax increase and relatively tight monetary policy, were a notable exception. Emerging market equities underperformed developed market equities during the period, as investors grew concerned about an economic slowdown in China as well as the developing crisis in the Ukraine.

U.S. fixed-income investments made a robust recovery from the sharp sell-off that lasted through much of 2013. The yield curve for U.S. Treasuries flattened significantly, which caused investors to seek higher yields elsewhere. As a result, investment-grade corporate bonds posted strong performance for the period. Emerging market bonds, which performed poorly in the first half of the period, rebounded sharply in January amid increased levels of volatility.

We will continue to monitor the evolving economic and market climate, and will manage the Sterling Capital Funds accordingly. Thank you for your confidence in Sterling Capital Management. We look forward to serving your investment needs during the months and years ahead.

Sincerely,

James T. Gillespie

President

Sterling Capital Funds

Jeffrey J. Schappe, CFA

Managing Director-Chief Market Strategist

Sterling Capital Management LLC

1 “S&P 500®” is a registered service mark of Standard & Poor’s Corporation, which does not sponsor and is in no way affiliated with the Sterling Capital Funds. The S&P 500® Index is generally considered to be representative of the performance of the stock market as a whole. The index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. A Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Past performance does not guarantee future results. Mutual fund investing involves risk including the possible loss of principal.

This report is authorized for distribution only when preceded or accompanied by a prospectus. Please read the prospectus carefully before investing or sending money. Sterling Capital Management LLC (“Sterling Capital”) serves as investment advisor to the Sterling Capital Funds (each a “Fund” and collectively, the “Funds”) and is paid a fee for its services. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, Branch Banking and Trust Company or its affiliates. The Funds are not insured by the FDIC or any other government agency. The Funds currently are distributed by Sterling Capital Distributors, LLC. The distributor is not affiliated with Branch Banking and Trust Company or its affiliates.

The foregoing information and opinions are for general information only. Sterling Capital does not guarantee their accuracy or completeness, nor assume liability for any loss, which may result from the reliance by any person upon any such information or opinions. Such information and opinions are subject to change without notice, are for general information only and are not intended as an offer or solicitation with respect to the purchase or sale of any security or as offering individual or personalized investment advice.

1

Sterling Capital Funds
Summary of Portfolio Holdings (Unaudited)

Sterling Capital Funds invested, as a percentage of net assets, in the following industry sectors, countries, states, funds or security types, as of March 31, 2014:

Sterling Capital Large CapValue Diversified Fund (formerly known as Sterling Capital Select Equity Fund)	Percentage of net assets
Consumer Discretionary	6.1%
Consumer Staples	4.7%
Energy	13.3%
Financials	26.1%
Health Care	13.2%
Industrials	12.1%
Information Technology	11.1%
Materials	3.8%
Telecommunication Services	1.4%
Utilities	5.0%
Money Market Fund	3.0%

99.8%

Sterling Capital Mid Value Fund	Percentage of net assets
Consumer Discretionary	20.3%
Energy	0.1%
Financials	34.6%
Health Care	13.8%
Industrials	5.1%
Information Technology	24.8%
Money Market Fund	1.2%

99.9%

Sterling Capital Small CapValue Diversified Fund (formerly known as Sterling Capital Small Value Fund)	Percentage of net assets
Consumer Discretionary	9.8%
Consumer Staples	2.1%
Energy	5.8%
Financials	38.6%
Health Care	4.7%
Industrials	13.0%
Information Technology	11.1%
Materials	4.7%
Telecommunication Services	1.3%
Utilities	5.2%
Exchange Traded Fund	0.5%
Money Market Fund	2.6%

99.4%

Sterling Capital Special Opportunities Fund	Percentage of net assets
Consumer Discretionary	12.1%
Consumer Staples	3.2%
Energy	10.5%
Financials	9.0%
Health Care	15.7%
Industrials	9.7%
Information Technology	34.3%
Money Market Fund	5.9%

100.4%

Sterling Capital Equity Income Fund	Percentage of net assets
Consumer Discretionary	14.4%
Consumer Staples	15.5%
Energy	20.4%
Financials	6.1%
Health Care	16.5%
Industrials	2.0%
Information Technology	15.8%
Telecommunication Services	3.2%
MoneyMarket Fund	6.0%

99.9%

Sterling Capital Long/Short Equity Fund	Long-Term Investment Percentage of net assets
Consumer Discretionary	2.2%
Consumer Staples	7.1%
Energy	22.4%
Financials	20.3%
Health Care	26.6%
Industrials	0.9%
Information Technology	3.8%
Materials	0.0%
MoneyMarket Fund	14.7%

98.0%

Sterling Capital Long/Short Equity Fund	Investments Sold Short Percentage of net assets
Consumer Discretionary	(3.7)%
Consumer Staples	(0.1)%
Energy	(2.3)%
Exchange Traded Funds	(3.5)%
Financials	(11.6)%
Health Care	(7.6)%
Industrials	(0.3)%
Information Technology	(3.4)%

(32.5)%

Sterling Capital Ultra Short Bond Fund	Percentage of net assets
Asset Backed Securities	12.2%
Collateralized Mortgage Obligations	0.1%
Commercial Mortgage-Backed Securities	11.6%
Corporate Bonds	54.6%
Foreign Government Bond	0.5%
Municipal Bonds	21.6%
MoneyMarket Fund	0.4%

101.0%

Sterling Capital Short Duration Bond Fund (formerly known as Sterling Capital Short-Term Bond Fund)	Percentage of net assets
Asset Backed Securities	10.5%
Collateralized Mortgage Obligations	2.0%
Commercial Mortgage-Backed Securities	19.5%
Corporate Bonds	60.2%
Foreign Government Bond	0.5%
Mortgage-Backed Securities	0.1%
Municipal Bonds	3.7%
Preferred Stocks	0.5%
U.S. Treasury Notes	1.1%
Money Market Fund	1.5%

99.6%

Sterling Capital Funds
Summary of Portfolio Holdings (Unaudited)

Sterling Capital Intermediate U.S. Government Fund	Percentage of net assets
Collateralized Mortgage Obligations	8.0%
Corporate Bonds	7.8%
Foreign Government Bond	0.7%
Mortgage-Backed Securities	17.9%
Municipal Bonds	2.1%
U.S. Government Agencies	37.6%
U.S. Treasury Notes	23.2%
Money Market Fund	2.2%

99.5%

Sterling Capital Total Return Bond Fund	Percentage of net assets
Asset Backed Securities	4.2%
Collateralized Mortgage Obligations	9.1%
Commercial Mortgage-Backed Securities	18.0%
Corporate Bonds	41.7%
Foreign Government Bonds	1.5%
Mortgage-Backed Securities	11.0%
Municipal Bonds	9.1%
Preferred Stocks	1.7%
U.S. Treasury Notes	1.2%
Money Market Fund	2.1%

99.6%

Sterling Capital Corporate Fund	Percentage of net assets
Corporate Bonds	94.5%
Preferred Stocks	3.4%
U.S. Treasury Notes	1.1%
Money Market Fund	0.0%

99.0%

Sterling Capital Securitized Opportunities Fund	Percentage of net assets
Asset Backed Securities	9.2%
Collateralized Mortgage Obligations	25.7%
Commercial Mortgage-Backed Securities	19.6%
Mortgage-Backed Securities	37.7%
U.S. Government Agencies	1.7%
U.S. Treasury Bonds	3.3%
Money Market Fund	2.7%

99.9%

Sterling Capital Kentucky Intermediate Tax-Free Fund	Percentage of net assets
Kentucky Municipal Bonds	96.9%
Money Market Fund	2.2%

99.1%

Sterling Capital Maryland Intermediate Tax-Free Fund	Percentage of net assets
District of Columbia Municipal Bonds	4.7%
Maryland Municipal Bonds	92.9%
Money Market Fund	1.8%

99.4%

Sterling Capital North Carolina Intermediate Tax-Free Fund	Percentage of net assets
North Carolina Municipal Bonds	97.0%
Money Market Fund	1.8%

98.8%

Sterling Capital South Carolina Intermediate Tax-Free Fund	Percentage of net assets
South Carolina Municipal Bonds	91.8%
Money Market Fund	6.9%

98.7%

Sterling Capital Virginia Intermediate Tax-Free Fund	Percentage of net assets
District of Columbia Municipal Bonds	1.7%
Virginia Municipal Bonds	95.5%
Money Market Fund	1.9%

99.1%

Sterling Capital West Virginia Intermediate Tax-Free Fund	Percentage of net assets
West Virginia Municipal Bonds	96.5%
Money Market Fund	2.7%

99.2%

Sterling Capital Strategic Allocation Conservative Fund	Percentage of net assets
Equity Funds	40.2%
Fixed Income Fund	57.5%
Money Market Fund	2.1%

99.8%

Sterling Capital Strategic Allocation Balanced Fund	Percentage of net assets
Equity Funds	60.2%
Fixed Income Fund	37.5%
Money Market Fund	2.2%

99.9%

Sterling Capital Strategic Allocation Growth Fund	Percentage of net assets
Equity Funds	75.2%
Fixed Income Fund	22.7%
Money Market Fund	2.0%

99.9%

Sterling Capital Funds
Expense Example (Unaudited)

As a shareholder of the Sterling Capital Funds (each “Fund” and collectively, the “Funds”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.

These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2013 through March 31, 2014.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 10/1/13	Ending Account Value 3/31/14	Expenses Paid During Period* 10/1/13 - 3/31/14	Annualized Expense Ratio During Period 10/1/13 - 3/31/14
Sterling Capital Large Cap Value Diversified Fund
Class A Shares	$1,000.00	$1,168.30	$5.73	1.06%
Class B Shares	1,000.00	1,164.00	9.71	1.80%
Class C Shares	1,000.00	1,164.50	9.77	1.81%
Institutional Shares	1,000.00	1,170.24	4.38	0.81%
Sterling Capital Mid Value Fund
Class A Shares	1,000.00	1,099.61	6.07	1.16%
Class B Shares	1,000.00	1,095.08	9.92	1.90%
Class C Shares	1,000.00	1,095.38	10.03	1.92%
Institutional Shares	1,000.00	1,100.52	4.77	0.91%
Class R Shares	1,000.00	1,097.94	7.27	1.39%
Sterling Capital Small Cap Value Diversified Fund
Class A Shares	1,000.00	1,120.92	6.50	1.23%
Class B Shares	1,000.00	1,116.89	10.45	1.98%
Class C Shares	1,000.00	1,117.45	10.51	1.99%
Institutional Shares	1,000.00	1,122.98	5.19	0.98%
Class R Shares	1,000.00	1,121.09	7.99	1.51%
Sterling Capital Special Opportunities Fund
Class A Shares	1,000.00	1,134.13	6.44	1.21%
Class B Shares	1,000.00	1,129.90	10.35	1.95%
Class C Shares	1,000.00	1,129.21	10.40	1.96%
Institutional Shares	1,000.00	1,134.80	5.11	0.96%
Class R Shares	1,000.00	1,132.18	7.76	1.46%
Sterling Capital Equity Income Fund
Class A Shares	1,000.00	1,068.72	6.19	1.20%
Class B Shares	1,000.00	1,064.86	9.99	1.94%
Class C Shares	1,000.00	1,064.97	10.04	1.95%
Institutional Shares	1,000.00	1,070.35	4.90	0.95%
Class R Shares	1,000.00	1,067.83	7.48	1.45%
Sterling Capital Long/Short Equity Fund
Class A Shares	1,000.00	1,137.36	18.12	3.40%
Class C Shares	1,000.00	1,133.92	21.81	4.10%
Institutional Shares	1,000.00	1,139.08	16.59	3.11%
Sterling Capital Ultra Short Bond Fund
Class A Shares	1,000.00	1,002.15	3.54	0.71%
Institutional Shares	1,000.00	1,003.41	2.30	0.46%
Sterling Capital Short Duration Bond Fund
Class A Shares	1,000.00	1,009.42	3.71	0.74%
Class C Shares	1,000.00	1,005.69	7.45	1.49%
Institutional Shares	1,000.00	1,010.69	2.46	0.49%
Sterling Capital Intermediate U.S. Government Fund
Class A Shares	1,000.00	1,010.04	4.71	0.94%
Class B Shares	1,000.00	1,007.23	8.46	1.69%
Class C Shares	1,000.00	1,007.23	8.41	1.68%
Institutional Shares	1,000.00	1,011.27	3.41	0.68%
Sterling Capital Total Return Bond Fund
Class A Shares	1,000.00	1,029.82	4.10	0.81%
Class B Shares	1,000.00	1,026.07	7.88	1.56%
Class C Shares	1,000.00	1,026.03	7.88	1.56%
Institutional Shares	1,000.00	1,031.16	2.84	0.56%
Class R Shares	1,000.00	1,028.82	5.36	1.06%

Sterling Capital Funds
Expense Example (Unaudited)

	Beginning Account Value 10/1/13	Ending Account Value 3/31/14	Expenses Paid During Period* 10/1/13 - 3/31/14	Annualized Expense Ratio During Period 10/1/13 - 3/31/14
Sterling Capital Corporate Fund
Class A Shares	$1,000.00	$1,032.79	$4.21	0.83%
Class C Shares	1,000.00	1,027.76	7.99	1.58%
Institutional Shares	1,000.00	1,034.07	2.94	0.58%
Sterling Capital Securitized Opportunities Fund
Class A Shares	1,000.00	1,013.30	4.42	0.88%
Class C Shares	1,000.00	1,010.27	8.17	1.63%
Institutional Shares	1,000.00	1,014.58	3.16	0.63%
Sterling Capital Kentucky Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,016.14	4.88	0.97%
Class C Shares	1,000.00	1,012.38	8.63	1.72%
Institutional Shares	1,000.00	1,017.41	3.62	0.72%
Sterling Capital Maryland Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,016.70	4.73	0.94%
Class C Shares	1,000.00	1,013.85	8.54	1.70%
Institutional Shares	1,000.00	1,018.86	3.47	0.69%
Sterling Capital North Carolina Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,018.88	4.58	0.91%
Class C Shares	1,000.00	1,014.17	8.34	1.66%
Institutional Shares	1,000.00	1,020.12	3.32	0.66%
Sterling Capital South Carolina Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,017.65	4.68	0.93%
Class C Shares	1,000.00	1,013.78	8.38	1.67%
Institutional Shares	1,000.00	1,018.93	3.42	0.68%
Sterling Capital Virginia Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,018.09	4.58	0.91%
Class C Shares	1,000.00	1,014.33	8.39	1.67%
Institutional Shares	1,000.00	1,019.38	3.32	0.66%
Sterling Capital West Virginia Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,019.95	4.63	0.92%
Class C Shares	1,000.00	1,015.13	8.39	1.67%
Institutional Shares	1,000.00	1,020.18	3.37	0.67%
Sterling Capital Strategic Allocation Conservative Fund
Class A Shares	1,000.00	1,056.42	2.20	0.43%
Class B Shares	1,000.00	1,052.39	6.04	1.18%
Class C Shares	1,000.00	1,053.24	6.04	1.18%
Institutional Shares	1,000.00	1,058.11	0.92	0.18%
Sterling Capital Strategic Allocation Balanced Fund
Class A Shares	1,000.00	1,070.85	2.01	0.39%
Class B Shares	1,000.00	1,066.82	5.87	1.14%
Class C Shares	1,000.00	1,067.04	5.87	1.14%
Institutional Shares	1,000.00	1,072.73	0.72	0.14%
Sterling Capital Strategic Allocation Growth Fund
Class A Shares	1,000.00	1,081.12	2.08	0.40%
Class B Shares	1,000.00	1,077.66	5.96	1.15%
Class C Shares	1,000.00	1,077.37	5.96	1.15%
Institutional Shares	1,000.00	1,083.32	0.78	0.15%

*

Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 182 days divided by 365 (to reflect the six month period) for all Classes except for Class A Shares, Class C Shares and Institutional Shares of Sterling Capital Long/Short Equity Fund, which are multiplied by 106 days divided by 365 (to reflect the period from commencement of operations).

Sterling Capital Funds
Expense Example (Unaudited)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the year. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/13	Ending Account Value 3/31/14	Expenses Paid During Period* 10/1/13 - 3/31/14	Annualized Expense Ratio During Period 10/1/13 - 3/31/14
Sterling Capital Large Cap Value Diversified Fund
Class A Shares	$1,000.00	$1,019.65	$5.34	1.06%
Class B Shares	1,000.00	1,015.96	9.05	1.80%
Class C Shares	1,000.00	1,015.91	9.10	1.81%
Institutional Shares	1,000.00	1,020.89	4.08	0.81%
Sterling Capital Mid Value Fund
Class A Shares	1,000.00	1,019.15	5.84	1.16%
Class B Shares	1,000.00	1,015.46	9.55	1.90%
Class C Shares	1,000.00	1,015.36	9.65	1.92%
Institutional Shares	1,000.00	1,020.39	4.58	0.91%
Class R Shares	1,000.00	1,018.00	6.99	1.39%
Sterling Capital Small Cap Value Diversified Fund
Class A Shares	1,000.00	1,018.80	6.19	1.23%
Class B Shares	1,000.00	1,015.06	9.95	1.98%
Class C Shares	1,000.00	1,015.01	10.00	1.99%
Institutional Shares	1,000.00	1,020.04	4.94	0.98%
Class R Shares	1,000.00	1,017.40	7.59	1.51%
Sterling Capital Special Opportunities Fund
Class A Shares	1,000.00	1,018.90	6.09	1.21%
Class B Shares	1,000.00	1,015.21	9.80	1.95%
Class C Shares	1,000.00	1,015.16	9.85	1.96%
Institutional Shares	1,000.00	1,020.14	4.84	0.96%
Class R Shares	1,000.00	1,017.65	7.34	1.46%
Sterling Capital Equity Income Fund
Class A Shares	1,000.00	1,018.95	6.04	1.20%
Class B Shares	1,000.00	1,015.26	9.75	1.94%
Class C Shares	1,000.00	1,015.21	9.80	1.95%
Institutional Shares	1,000.00	1,020.19	4.78	0.95%
Class R Shares	1,000.00	1,017.70	7.29	1.45%
Sterling Capital Long/Short Equity Fund
Class A Shares	1,000.00	1,007.98	17.02	3.40%
Class C Shares	1,000.00	1,004.49	20.49	4.10%
Institutional Shares	1,000.00	1,009.42	15.58	3.11%
Sterling Capital Ultra Short Bond Fund
Class A Shares	1,000.00	1,021.39	3.58	0.71%
Institutional Shares	1,000.00	1,022.64	2.32	0.46%
Sterling Capital Short Duration Bond Fund
Class A Shares	1,000.00	1,021.24	3.73	0.74%
Class C Shares	1,000.00	1,017.50	7.49	1.49%
Institutional Shares	1,000.00	1,022.49	2.47	0.49%
Sterling Capital Intermediate U.S. Government Fund
Class A Shares	1,000.00	1,020.24	4.73	0.94%
Class B Shares	1,000.00	1,016.50	8.50	1.69%
Class C Shares	1,000.00	1,016.55	8.45	1.68%
Institutional Shares	1,000.00	1,021.54	3.43	0.68%
Sterling Capital Total Return Bond Fund
Class A Shares	1,000.00	1,020.89	4.08	0.81%
Class B Shares	1,000.00	1,017.15	7.85	1.56%
Class C Shares	1,000.00	1,017.15	7.85	1.56%
Institutional Shares	1,000.00	1,022.14	2.82	0.56%
Class R Shares	1,000.00	1,019.65	5.34	1.06%

Sterling Capital Funds
Expense Example (Unaudited)

	Beginning Account Value 10/1/13	Ending Account Value 3/31/14	Expenses Paid During Period* 10/1/13 - 3/31/14	Annualized Expense Ratio During Period 10/1/13 - 3/31/14
Sterling Capital Corporate Fund
Class A Shares	$1,000.00	$1,020.79	$4.18	0.83%
Class C Shares	1,000.00	1,017.05	7.95	1.58%
Institutional Shares	1,000.00	1,022.04	2.92	0.58%
Sterling Capital Securitized Opportunities Fund
Class A Shares	1,000.00	1,020.54	4.43	0.88%
Class C Shares	1,000.00	1,016.80	8.20	1.63%
Institutional Shares	1,000.00	1,021.79	3.18	0.63%
Sterling Capital Kentucky Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,020.09	4.89	0.97%
Class C Shares	1,000.00	1,016.36	8.65	1.72%
Institutional Shares	1,000.00	1,021.34	3.63	0.72%
Sterling Capital Maryland Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,020.24	4.73	0.94%
Class C Shares	1,000.00	1,016.45	8.55	1.70%
Institutional Shares	1,000.00	1,021.49	3.48	0.69%
Sterling Capital North Carolina Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,020.39	4.58	0.91%
Class C Shares	1,000.00	1,016.65	8.35	1.66%
Institutional Shares	1,000.00	1,021.64	3.33	0.66%
Sterling Capital South Carolina Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,020.29	4.68	0.93%
Class C Shares	1,000.00	1,016.60	8.40	1.67%
Institutional Shares	1,000.00	1,021.54	3.43	0.68%
Sterling Capital Virginia Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,020.39	4.58	0.91%
Class C Shares	1,000.00	1,016.60	8.40	1.67%
Institutional Shares	1,000.00	1,021.64	3.33	0.66%
Sterling Capital West Virginia Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,020.34	4.63	0.92%
Class C Shares	1,000.00	1,016.60	8.40	1.67%
Institutional Shares	1,000.00	1,021.59	3.38	0.67%
Sterling Capital Strategic Allocation Conservative Fund
Class A Shares	1,000.00	1,022.79	2.17	0.43%
Class B Shares	1,000.00	1,019.05	5.94	1.18%
Class C Shares	1,000.00	1,019.05	5.94	1.18%
Institutional Shares	1,000.00	1,024.03	0.91	0.18%
Sterling Capital Strategic Allocation Balanced Fund
Class A Shares	1,000.00	1,022.99	1.97	0.39%
Class B Shares	1,000.00	1,019.25	5.74	1.14%
Class C Shares	1,000.00	1,019.25	5.74	1.14%
Institutional Shares	1,000.00	1,024.23	0.71	0.14%
Sterling Capital Strategic Allocation Growth Fund
Class A Shares	1,000.00	1,022.94	2.02	0.40%
Class B Shares	1,000.00	1,019.20	5.79	1.15%
Class C Shares	1,000.00	1,019.20	5.79	1.15%
Institutional Shares	1,000.00	1,024.18	0.76	0.15%

*

Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 182 days divided by 365 (to reflect the six month period) for all Classes except for Class A Shares, Class C Shares and Institutional Shares of Sterling Capital Long/Short Equity Fund, which are multiplied by 106 days divided by 365 (to reflect the period from commencement of operations).

Sterling Capital Large Cap Value Diversified Fund
Schedule of Portfolio Investments
March 31, 2014 (Unaudited)

Shares		Fair Value
COMMON STOCKS (96.8%)

	Consumer Discretionary (6.1%)
35,200	Apollo Education Group, Inc.(a)	$1,205,248
3,900	Delphi Automotive PLC	264,654
51,800	DIRECTV(a)	3,958,556
16,156	Hanesbrands, Inc.	1,235,611
10,879	Lear Corp.	910,790
68,875	Macy’s, Inc.	4,083,599
9,700	Starz, Class A(a)	313,116
44,962	Viacom, Inc., Class B	3,821,320

		15,792,894

	Consumer Staples (4.7%)
110,495	Archer-Daniels-Midland Co.	4,794,378
17,951	Herbalife, Ltd.	1,028,054
15,339	Kimberly-Clark Corp.	1,691,125
87,521	Kroger Co. (The)	3,820,292
11,329	Nu Skin Enterprises, Inc., Class A	938,608

		12,272,457

	Energy (13.3%)
45,325	Baker Hughes, Inc.	2,947,031
66,734	Halliburton Co.	3,929,965
15,244	Helmerich & Payne, Inc.	1,639,645
51,300	Marathon Petroleum Corp.	4,465,152
60,700	National Oilwell Varco, Inc.	4,726,709
49,087	Occidental Petroleum Corp.	4,677,500
24,400	Patterson-UTI Energy, Inc.	772,992
68,075	Phillips 66	5,245,860
56,300	Ultra Petroleum Corp.(a)	1,513,907
90,325	Valero Energy Corp.	4,796,258

		34,715,019

	Financials (26.1%)
38,427	Ameriprise Financial, Inc.	4,229,660
60,600	Ares Capital Corp.	1,067,772
16,500	Artisan Partners Asset Management, Inc., Class A	1,060,125
18,118	Assurant, Inc.	1,176,945
19,600	Bank of Hawaii Corp.	1,187,956
14,200	BlackRock, Inc.	4,465,616
8,300	Corrections Corp. of America, REIT	259,956
82,000	Discover Financial Services	4,771,580
70,165	Duke Realty Corp., REIT	1,184,385
31,500	East West Bancorp, Inc.	1,149,750
194,900	Fifth Third Bancorp	4,472,955
91,550	Fulton Financial Corp.	1,151,699
32,465	Hartford Financial Services Group, Inc.	1,145,041
101,300	Healthcare Trust of America, Inc.	1,153,807
35,565	Hospitality Properties Trust, REIT	1,021,427
118,450	Huntington Bancshares, Inc.	1,180,947
89,100	KeyCorp.	1,268,784
17,050	Legg Mason, Inc.	836,132
13,100	Liberty Property Trust, REIT	484,176
19,299	Lincoln National Corp.	977,880
94,704	MetLife, Inc.	5,000,371
71,800	New York Community Bancorp, Inc.	1,153,826
33,837	Omega Healthcare Investors, Inc., REIT	1,134,216
55,936	Piedmont Office Realty Trust, Inc., Class A, REIT	959,302
60,516	PNC Financial Services Group, Inc. (The)	5,264,892
23,484	Principal Financial Group, Inc.	1,080,029
51,543	Prudential Financial, Inc.	4,363,115

Shares		Fair Value
COMMON STOCKS — (continued)

	Financials — (continued)
50,800	U.S. Bancorp.	$2,177,288
34,975	Ventas, Inc., REIT	2,118,436
211,949	Wells Fargo & Co.	10,542,343

		68,040,411

	Health Care (13.2%)
60,207	Aetna, Inc.	4,513,719
31,625	Amgen, Inc.	3,900,628
61,652	Cardinal Health, Inc.	4,314,407
6,668	Charles River Laboratories International, Inc.(a)	402,347
9,158	Jazz Pharmaceuticals PLC(a)	1,270,031
22,633	McKesson Corp.	3,996,309
70,542	Mylan, Inc.(a)	3,444,566
259,300	Pfizer, Inc.	8,328,716
13,552	United Therapeutics Corp.(a)	1,274,295
28,502	WellPoint, Inc.	2,837,374

		34,282,392

	Industrials (12.1%)
2,700	Alaska Air Group, Inc.	251,937
10,181	Alliant Techsystems, Inc.	1,447,229
6,700	Boeing Co. (The)	840,783
7,348	Copa Holdings SA, Class A	1,066,856
129,111	Delta Air Lines, Inc.	4,473,696
65,327	Exelis, Inc.	1,241,866
42,823	General Dynamics Corp.	4,664,281
23,225	Lockheed Martin Corp.	3,791,249
39,233	Northrop Grumman Corp.	4,840,568
21,393	Oshkosh Corp.	1,259,406
45,600	Pitney Bowes, Inc.	1,185,144
49,665	Raytheon Co.	4,906,405
57,612	RR Donnelley & Sons Co.	1,031,255
16,181	Spirit Aerosystems Holdings, Inc., Class A(a)	456,142

		31,456,817

	Information Technology (11.1%)
69,543	Activision Blizzard, Inc.	1,421,459
6,400	Apple, Inc.	3,435,136
20,701	Arrow Electronics, Inc.(a)	1,228,811
29,552	Booz Allen Hamilton Holding Corp.	650,144
129,862	Brocade Communications Systems, Inc.(a)	1,377,836
19,162	Computer Sciences Corp.	1,165,433
192,345	Hewlett-Packard Co.	6,224,284
16,808	Ingram Micro, Inc., Class A(a)	496,844
79,354	Marvell Technology Group, Ltd.	1,249,825
197,554	Micron Technology, Inc.(a)	4,674,128
99,550	Oracle Corp.	4,072,591
15,615	SanDisk Corp.	1,267,782
18,749	Western Digital Corp.	1,721,533

		28,985,806

	Materials (3.8%)
9,200	Domtar Corp.	1,032,424
102,400	Dow Chemical Co. (The)	4,975,616
45,413	LyondellBasell Industries NV, Class A	4,039,032

		10,047,072

	Telecommunication Services (1.4%)
74,350	Verizon Communications, Inc.	3,536,829

Continued

Sterling Capital Large Cap Value Diversified Fund
Schedule of Portfolio Investments — (continued)
March 31, 2014 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)

	Utilities (5.0%)
71,025	Duke Energy Corp.	$5,058,401
139,044	PPL Corp.	4,607,918
59,550	Public Service Enterprise Group, Inc.	2,271,237
29,477	Vectren Corp.	1,161,099

		13,098,655

	Total Common Stocks (Cost $215,200,872)	252,228,352

MONEY MARKET FUND (3.0%)
7,627,004	Federated Treasury Obligations Fund, Institutional Shares	7,627,004

	Total Money Market Fund (Cost $7,627,004)	7,627,004

Total Investments — 99.8% (Cost $222,827,876)		259,855,356
Net Other Assets (Liabilities) — 0.2%		639,604

NET ASSETS — 100.0%		$260,494,960

(a)	Represents non-income producing security.

REIT - Real Estate Investment Trust

See accompanying Notes to the Financial Statements.

Sterling Capital Mid Value Fund
Schedule of Portfolio Investments
March 31, 2014 (Unaudited)

Shares		Fair Value
COMMON STOCKS (98.7%)

	Consumer Discretionary (20.3%)
1,220,000	Ascena Retail Group, Inc.(a)	$21,081,600
248,250	Chico’s FAS, Inc.	3,979,447
1,429,900	Interpublic Group of Cos., Inc. (The)	24,508,486
453,250	Kohl’s Corp.	25,744,600
818,500	News Corp., Class B(a)	13,668,950
443,320	Omnicom Group, Inc.	32,185,032
287,319	Universal Technical Institute, Inc.	3,720,781
291,900	Viacom, Inc., Class B	24,808,581

		149,697,477

	Energy (0.1%)
354,945	Forest Oil Corp.(a)	677,945

	Financials (34.6%)
1,740,475	Annaly Capital Management, Inc., REIT	19,093,011
618,692	Aspen Insurance Holdings, Ltd.	24,562,072
457,303	Assured Guaranty, Ltd.	11,578,912
1,347,500	E*TRADE Financial Corp.(a)	31,019,450
454,085	Endurance Specialty Holdings, Ltd.	24,443,396
114,930	Enstar Group, Ltd.(a)	15,666,108
1,109,500	Leucadia National Corp.	31,066,000
321,500	Lincoln National Corp.	16,290,405
56,882	Markel Corp.(a)	33,907,360
386,900	Ryman Hospitality Properties, Inc., REIT	16,450,988
717,000	Willis Group Holdings PLC	31,641,210

		255,718,912

	Health Care (13.8%)
154,704	Becton Dickinson & Co.	18,112,744
227,413	Covidien PLC.	16,751,242
156,928	Laboratory Corp. of America Holdings(a)	15,411,899
214,000	Omnicare, Inc.	12,769,380
257,542	WellPoint, Inc.	25,638,306
144,022	Zimmer Holdings, Inc.	13,621,601

		102,305,172

	Industrials (5.1%)
105,900	AGCO Corp.	5,841,444
497,000	Hertz Global Holdings, Inc.(a)	13,240,080
722,213	II-VI, Inc.(a)	11,143,747

Shares		Fair Value
COMMON STOCKS — (continued)

	Industrials — (continued)
712,400	UTi Worldwide, Inc.	$7,544,316

		37,769,587

	Information Technology (24.8%)
1,420,600	Dice Holdings, Inc.(a)	10,597,676
108,050	DST Systems, Inc.	10,242,060
703,680	EarthLink Holdings Corp.	2,540,285
368,000	Fidelity National Information Services, Inc.	19,669,600
389,000	Global Payments, Inc.	27,661,790
495,600	Knowles Corp.(a)	15,646,092
367,325	MICROS Systems, Inc.(a)	19,442,512
138,255	MicroStrategy, Inc., Class A(a)	15,953,244
403,700	NCR Corp.(a)	14,755,235
538,500	Symantec Corp.	10,753,845
759,100	Western Union Co. (The)	12,418,876
2,126,767	Xerox Corp.	24,032,467

		183,713,682

	Total Common Stocks (Cost $569,595,912)	729,882,775

MONEY MARKET FUND (1.2%)
9,019,317	Federated Treasury Obligations Fund, Institutional Shares	9,019,317

	Total Money Market Fund (Cost $9,019,317)	9,019,317

Total Investments — 99.9% (Cost $578,615,229)		738,902,092
Net Other Assets (Liabilities) — 0.1%		1,080,416

NET ASSETS — 100.0%		$739,982,508

(a)	Represents non-income producing security.

REIT — Real Estate Investment Trust

See accompanying Notes to the Financial Statements.

Sterling Capital Small Cap Value Diversified Fund
Schedule of Portfolio Investments
March 31, 2014 (Unaudited)

Shares		Fair Value
COMMON STOCKS (96.3%)

	Consumer Discretionary (9.8%)
30,494	Boyd Gaming Corp.(a)	$402,521
30,777	Bridgepoint Education, Inc.(a)	458,270
12,486	Brown Shoe Co., Inc.	331,378
8,423	Capella Education Co.	531,912
8,494	Columbia Sportswear Co.	702,029
112,514	Cumulus Media, Inc., Class A(a)	777,472
5,420	Deckers Outdoor, Corp.(a)	432,137
44,203	Gray Television, Inc.(a)	458,385
32,204	hhgregg, Inc.(a)	309,480
1,707	ITT Educational Services, Inc.(a)	48,957
50,197	Journal Communications, Inc., Class A(a)	444,745
6,194	Lear Corp.	518,562
41,624	Live Nation Entertainment, Inc.(a)	905,322
67,418	McClatchy Co., (The) Class A(a)	432,824
20,214	MDC Partners, Inc., Class A	461,283
12,985	Modine Manufacturing Co.(a)	190,230
7,454	Monarch Casino & Resort, Inc.(a)	138,123
10,195	Murphy USA, Inc.(a)	413,815
49,988	Orbitz Worldwide, Inc.(a)	391,906
6,417	Outerwall, Inc.(a)	465,233
31,153	Penn National Gaming, Inc.(a)	383,805
4,240	Red Robin Gourmet Burgers, Inc.(a)	303,923
33,905	Ruth’s Hospitality Group, Inc.	409,911
11,642	Scholastic Corp.	401,416
8,487	Shiloh Industries, Inc.(a)	150,559
4,355	Sizmek, Inc.(a)	46,294
49,411	Skullcandy, Inc.(a)	453,593
36,096	Smith & Wesson Holding Corp.(a)	527,724
38,271	Stoneridge, Inc.(a)	429,783
9,049	Strayer Education, Inc.(a)	420,145
7,273	Tenneco Inc.(a)	422,343
11,447	Tower International, Inc.(a)	311,587
15,896	Unifi, Inc.(a)	366,721

		13,442,388

	Consumer Staples (2.1%)
12,405	Andersons, Inc. (The)	734,872
1,017	Ingles Markets, Inc., Class A	24,225
13,320	Omega Protein Corp.(a)	160,772
25,264	Pilgrim’s Pride Corp.(a)	528,523
15,479	Safeway, Inc.	571,794
5,506	Sanderson Farms, Inc.	432,166
59,539	SUPERVALU, Inc.(a)	407,247
455	USANA Health Sciences, Inc.(a)	34,280

		2,893,879

	Energy (5.8%)
30,358	Alon USA Energy, Inc.	453,549
33,720	Cloud Peak Energy, Inc.(a)	712,841
6,853	Dawson Geophysical Co.	191,953
20,814	Exterran Holdings, Inc.	913,318
28,008	Green Plains Renewable Energy, Inc.	839,120
23,615	Nabors Industries, Ltd.	582,110
48,105	Newpark Resources, Inc.(a)	550,802
101,342	Parker Drilling Co.(a)	718,515
18,079	PBF Energy, Inc., Class A	466,438
20,965	Penn Virginia Corp.(a)	366,678
28,613	Renewable Energy Group, Inc.(a)	342,784
10,525	REX American Resources Corp.(a)	600,451
21,347	Stone Energy Corp.(a)	895,934

Shares		Fair Value
COMMON STOCKS — (continued)

	Energy — (continued)
58,663	Warren Resources, Inc.(a)	$281,582

		7,916,075

	Financials (38.6%)
14,459	1st Source Corp.	463,989
4,406	Allied World Assurance Co. Holdings AG	454,655
24,914	Ambac Financial Group, Inc.(a)	773,081
29,100	American Capital, Ltd.(a)	459,489
33,083	American Equity Investment Life Holding Co.	781,420
7,678	American Financial Group, Inc.	443,097
2,092	American National Insurance Co.	236,501
12,142	Amtrust Financial Services, Inc.	456,661
99,073	Anworth Mortgage Asset Corp., REIT	491,402
23,380	Apollo Commercial Real Estate Finance, Inc., REIT	388,809
80,983	Apollo Investment Corp.	672,969
13,829	Argo Group International Holdings, Ltd.	634,751
15,988	Arlington Asset Investment Corp., Class A	423,362
11,059	Aspen Insurance Holdings, Ltd.	439,042
7,460	Assurant, Inc.	484,602
17,601	Assured Guaranty, Ltd.	445,657
9,394	Axis Capital Holdings, Ltd.	430,715
20,543	Banco Latinoamericano de Comercio Exterior SA	542,541
14,542	Banner Corp.	599,276
57,339	BlackRock Kelso Capital Corp.	525,799
16,512	Calamos Asset Management, Inc., Class A	213,500
51,990	Capstead Mortgage Corp., REIT	658,193
74,889	Cedar Realty Trust, Inc., REIT	457,572
23,955	Central Pacific Financial Corp.	483,891
136,874	Chimera Investment Corp., REIT	418,834
59,187	CNO Financial Group, Inc.	1,071,285
28,455	Colony Financial, Inc., REIT	624,587
36,378	Cousins Properties, Inc., REIT	417,256
11,132	Customers Bancorp, Inc.(a)	232,325
45,014	Dynex Capital, Inc., REIT	402,875
19,382	Employers Holdings, Inc.	392,098
7,730	Endurance Specialty Holdings, Ltd.	416,106
10,881	Enterprise Financial Services Corp.	218,382
10,664	FBL Financial Group, Inc., Class A	461,964
10,472	FBR & Co.(a)	270,492
11,853	Fidelity Southern Corp.	165,586
9,291	Fidus Investment Corp.	179,409
2,032	First Citizens BancShares, Inc., Class A	489,204
16,439	First Interstate Bancsystem, Inc.	463,909
26,494	First Merchants Corp.	573,330
10,712	First NBC Bank Holding Co.(a)	373,420
12,589	Flagstar Bancorp, Inc.(a)	279,728
12,005	Flushing Financial Corp.	252,945
31,287	Gain Capital Holdings, Inc.	338,212
36,136	Genworth Financial, Inc., Class A(a)	640,691
10,504	Getty Realty Corp., REIT	198,421
19,167	Gladstone Capital Corp.	193,203
15,660	Golub Capital BDC, Inc.	279,374
73,024	Gramercy Property Trust, Inc., REIT	376,804
16,596	Greenlight Capital Re, Ltd., Class A(a)	544,349
28,951	Hanmi Financial Corp.	674,558
6,862	Hanover Insurance Group, Inc. (The)	421,601
12,089	HCI Group, Inc.	440,040
36,363	Hercules Technology Growth Capital, Inc.	511,627
21,591	Horace Mann Educators Corp.	626,139

Continued

Sterling Capital Small Cap Value Diversified Fund
Schedule of Portfolio Investments – (continued)
March 31, 2014 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)

	Financials — (continued)
24,127	Interactive Brokers Group, Inc., Class A	$522,832
20,744	International Bancshares Corp.	520,260
44,088	Invesco Mortgage Capital, Inc., REIT	726,129
39,821	KCAP Financial, Inc.	344,850
28,031	KCG Holdings, Inc., Class A(a)	334,410
11,709	Kemper Corp.	458,642
42,784	Maiden Holdings, Ltd.	533,944
34,974	MBIA, Inc.(a)	489,286
24,403	Medallion Financial Corp.	322,364
43,102	MFA Financial, Inc., REIT	334,041
21,630	Montpelier Re Holdings, Ltd.	643,709
7,196	Navigators Group, Inc. (The)(a)	441,762
13,289	Nelnet, Inc., Class A	543,520
110,479	New Residential Investment Corp., REIT	714,799
62,495	New York Mortgage Trust, Inc., REIT	486,211
29,170	OFG Bancorp.	501,432
23,710	Old Republic International Corp.	388,844
4,406	PartnerRe, Ltd.	456,021
48,241	PennantPark Investment Corp.	533,063
27,095	PennyMac Mortgage Investment Trust, REIT	647,571
26,127	PHH Corp.(a)	675,122
7,330	Phoenix Cos., Inc. (The)(a)	379,327
11,816	Platinum Underwriters Holdings, Ltd.	710,142
13,728	Popular, Inc.(a)	425,431
27,155	PrivateBancorp, Inc.	828,499
72,526	Prospect Capital Corp.	783,281
10,154	Protective Life Corp.	533,999
32,387	Redwood Trust, Inc., REIT	656,808
7,879	Regional Management Corp.(a)	194,296
5,813	Reinsurance Group of America, Inc.	462,889
4,596	RenaissanceRe Holdings, Ltd.	448,570
4,641	Safety Insurance Group, Inc.	249,918
10,488	Sandy Spring Bancorp, Inc.	261,990
7,926	Southside Bancshares, Inc.	248,718
8,256	StanCorp Financial Group, Inc.	551,501
16,421	Stewart Information Services Corp.	576,870
39,065	Symetra Financial Corp.	774,268
140,825	Synovus Financial Corp.	477,397
22,129	TCP Capital Corp.	366,235
50,482	TICC Capital Corp.	493,714
4,494	Trico Bancshares	116,529
68,285	Two Harbors Investment Corp., REIT	699,921
7,428	Union First Market Bankshares Corp.	188,820
32,144	United Community Banks, Inc.(a)	623,915
17,000	United Fire Group, Inc.	515,950
43,660	Universal Insurance Holdings, Inc.	554,482
9,010	Validus Holdings, Ltd.	339,767
19,307	Washington Federal, Inc.	449,853
28,283	Webster Financial Corp.	878,470
32,211	Western Alliance Bancorp(a)	792,391
621	White Mountains Insurance Group, Ltd.	372,538
66,121	Wilshire Bancorp, Inc.	733,943
15,711	Wintrust Financial Corp.	764,497
4,885	World Acceptance Corp.(a)	366,766
6,990	WSFS Financial Corp.	499,296

		52,849,531

	Health Care (4.7%)
11,442	Addus HomeCare Corp.(a)	263,738
29,944	Albany Molecular Research, Inc.(a)	556,659
5,907	Alliance HealthCare Services, Inc.(a)	198,062

Shares		Fair Value
COMMON STOCKS — (continued)

	Health Care — (continued)
26,422	Amedisys, Inc.(a)	$393,424
11,922	Anika Therapeutics, Inc.(a)	489,994
3,899	Centene Corp.(a)	242,713
14,573	Kindred Healthcare, Inc.	341,300
14,657	Lannett Co., Inc.(a)	523,548
7,544	LifePoint Hospitals, Inc.(a)	411,525
9,281	Molina Healthcare, Inc.(a)	348,594
20,762	NuVasive, Inc.(a)	797,468
19,725	Owens & Minor, Inc.	690,967
37,273	PDL BioPharma, Inc.	309,739
10,657	Providence Service Corp. (The)(a)	301,380
3,577	Questcor Pharmaceuticals, Inc.	232,255
4,659	Triple-S Management Corp., Class B(a)	75,196
2,780	United Therapeutics Corp.(a)	261,403

		6,437,965

	Industrials (13.0%)
24,688	AAR Corp.	640,654
4,540	Aircastle, Ltd.	87,985
7,212	Alaska Air Group, Inc.	672,952
2,442	Albany International Corp., Class A	86,789
4,174	Alliant Techsystems, Inc.	593,334
34,153	ARC Document Solutions, Inc.(a)	254,098
24,531	Arkansas Best Corp.	906,420
6,551	Barrett Business Services, Inc.	390,243
4,026	Columbus McKinnon Corp.(a)	107,857
11,295	Ducommun, Inc.(a)	283,053
25,742	Ennis, Inc.	426,545
58,153	GrafTech International, Ltd.(a)	635,031
18,319	Greenbrier Cos., Inc. (The)(a)	835,346
58,708	Hawaiian Holdings, Inc.(a)	819,564
5,934	Hyster-Yale Materials Handling, Inc.	578,565
10,885	ICF International, Inc.(a)	433,332
90,966	JetBlue Airways Corp.(a)	790,495
5,748	Kadant, Inc.	209,630
16,041	Kelly Services, Inc., Class A	380,653
30,457	Kimball International, Inc., Class B	551,576
14,876	Matson, Inc.	367,288
15,080	MYR Group, Inc.(a)	381,826
23,161	Navigant Consulting, Inc.(a)	432,184
17,165	NN, Inc.	338,150
7,618	Oshkosh Corp.	448,472
37,997	Pacer International, Inc.(a)	340,453
7,395	Park-Ohio Holdings Corp.(a)	415,229
16,283	Pitney Bowes, Inc.	423,195
20,133	Quad/Graphics, Inc.	472,119
29,057	Quality Distribution, Inc.(a)	377,450
31,889	RPX Corp.(a)	519,153
24,405	RR Donnelley & Sons Co.	436,849
19,929	Rush Enterprises, Inc., Class A(a)	647,294
37,256	SkyWest, Inc.	475,387
19,838	Swift Transportation Co.(a)	490,991
7,089	Trinity Industries, Inc.	510,904
47,192	Wabash National Corp.(a)	649,362
3,202	WABCO Holdings, Inc.(a)	338,003
6,371	Xerium Technologies, Inc.(a)	102,255

		17,850,686

	Information Technology (11.1%)
2,581	Anixter International, Inc.	262,023
17,778	ARRIS Group, Inc.(a)	500,984

Continued

Sterling Capital Small Cap Value Diversified Fund
Schedule of Portfolio Investments — (continued)
March 31, 2014 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)

	Information Technology — (continued)
6,873	Arrow Electronics, Inc.(a)	$407,981
21,068	AVG Technologies NV(a)	441,585
37,165	Avid Technology, Inc.(a)	226,707
6,927	AVX Corp.	91,298
28,659	Benchmark Electronics, Inc.(a)	649,126
43,704	Brocade Communications Systems, Inc.(a)	463,699
28,733	CTS Corp.	599,945
26,484	Ebix, Inc.	452,082
1,001	ePlus, Inc.(a)	55,816
22,807	Fabrinet(a)	473,701
13,965	First Solar, Inc.(a)	974,617
12,359	Hackett Group, Inc. (The)	73,907
64,987	Harmonic, Inc.(a)	464,007
14,405	Ingram Micro, Inc., Class A(a)	425,812
20,511	Insight Enterprises, Inc.(a)	515,031
28,147	International Rectifier Corp.(a)	771,228
17,096	Jabil Circuit, Inc.	307,728
69,107	Lattice Semiconductor Corp.(a)	541,799
12,629	Lexmark International, Inc., Class A	584,596
35,262	Marvell Technology Group, Ltd.	555,377
10,609	Newport Corp.(a)	219,394
57,757	Photronics, Inc.(a)	492,667
16,083	Plexus Corp.(a)	644,446
22,888	Polycom, Inc.(a)	314,023
40,465	Sanmina Corp.(a)	706,114
14,927	ScanSource, Inc.(a)	608,574
11,338	Science Applications International Corp.	423,928
7,016	Tech Data Corp.(a)	427,695
40,814	TiVo, Inc.(a)	539,969
7,429	TTM Technologies, Inc.(a)	62,775
35,068	Ultra Clean Holdings, Inc.(a)	461,144
30,722	Vishay Intertechnology, Inc.	457,143

		15,196,921

	Materials (4.7%)
23,989	A.M. Castle & Co.(a)	352,398
20,448	Berry Plastics Group, Inc.(a)	473,371
39,180	Commercial Metals Co.	739,718
3,195	Domtar Corp.	358,543
5,267	Huntsman Corp.	128,620
9,956	Materion Corp.	337,807
17,365	Myers Industries, Inc.	345,911
8,906	Neenah Paper, Inc.	460,618
12,173	Olympic Steel, Inc.	349,365
3,767	OM Group, Inc.	125,140
7,760	Packaging Corp. of America	546,071
20,280	PH Glatfelter Co.	552,022
1,525	Reliance Steel & Aluminum Co.	107,757
10,223	Schweitzer-Mauduit International, Inc.	435,398
11,123	U.S. Concrete, Inc.(a)	261,391
4,969	United States Steel Corp.	137,194
19,156	Worthington Industries, Inc.	732,717

		6,444,041

Shares		Fair Value
COMMON STOCKS — (continued)

	Telecommunication Services (1.3%)
5,162	Atlantic Tele-Network, Inc.	$340,279
20,125	Inteliquent, Inc.	292,416
58,984	Iridium Communications, Inc.(a)	442,970
14,106	Telephone & Data Systems, Inc.	369,718
15,323	USA Mobility, Inc.	278,419

		1,723,802

	Utilities (5.2%)
26,043	Avista Corp.	798,218
8,325	Chesapeake Utilities Corp.	525,807
12,006	Consolidated Water Co., Ltd.	158,239
19,213	El Paso Electric Co.	686,480
24,440	Empire District Electric Co.	594,381
16,616	Great Plains Energy, Inc.	449,297
16,786	IDACORP, Inc.	931,119
16,358	NorthWestern Corp.	775,860
32,222	PNM Resources, Inc.	870,961
15,900	Southwest Gas Corp.	849,855
2,461	UGI Corp.	112,246
11,925	Westar Energy, Inc.	419,283

		7,171,746

	Total Common Stocks (Cost $113,907,613)	131,927,034

EXCHANGE TRADED FUND (0.5%)
6,926	iShares Russell 2000 Value ETF	698,418

	Total Exchange Traded Fund (Cost $656,292)	698,418

MONEY MARKET FUND (2.6%)
3,478,891	Federated Treasury Obligations Fund, Institutional Shares	3,478,891

	Total Money Market Fund (Cost $3,478,891)	3,478,891

Total Investments — 99.4% (Cost $118,042,796)		136,104,343
Net Other Assets (Liabilities) — 0.6%		882,113

NET ASSETS — 100.0%		$136,986,456

(a)	Represents non-income producing security.

ETF — Exchange Traded Fund

REIT — Real Estate Investment Trust

See accompanying Notes to the Financial Statements.

Sterling Capital Special Opportunities Fund
Schedule of Portfolio Investments
March 31, 2014 (Unaudited)

Shares		Fair Value
COMMON STOCKS (94.5%)

	Consumer Discretionary (12.1%)
830,000	Comcast Corp., Class A	$41,516,600
544,000	DIRECTV(a)	41,572,480
1,975,000	Ford Motor Co.	30,810,000

		113,899,080

	Consumer Staples (3.2%)
867,500	Mondelez International, Inc., Class A	29,972,125

	Energy (10.5%)
310,000	Apache Corp.	25,714,500
180,000	EOG Resources, Inc.(b)	35,310,600
648,000	Halliburton Co.(b)	38,160,720

		99,185,820

	Financials (9.0%)
552,790	American Campus Communities, Inc., REIT	20,646,707
429,000	Capital One Financial Corp.	33,101,640
79,000	CBRE Group, Inc., Class A(a)	2,166,970
685,000	Ryman Hospitality Properties, Inc., REIT	29,126,200

		85,041,517

	Health Care (15.7%)
567,000	Agilent Technologies, Inc.	31,706,640
626,500	HCA Holdings, Inc.(a)	32,891,250
1,078,000	Myriad Genetics, Inc.(a)(b)	36,856,820
550,000	UnitedHealth Group, Inc.(b)	45,094,500
64,321	Zoetis, Inc.	1,861,449

		148,410,659

	Industrials (9.7%)
527,000	Expeditors International of Washington, Inc.	20,885,010
699,000	Nielsen Holdings NV	31,196,370
289,205	Robert Half International, Inc.(b)	12,132,150
447,000	Verisk Analytics, Inc., Class A(a)	26,802,120

		91,015,650

Shares		Fair Value
COMMON STOCKS — (continued)
	Information Technology (34.3%)
577,000	Akamai Technologies, Inc.(a)(b)	$33,587,170
66,500	Apple, Inc.(b)	35,693,210
871,050	Broadcom Corp., Class A	27,420,654
676,000	Check Point Software Technologies, Ltd.(a)	45,717,880
1,598,000	Cisco Systems, Inc.	35,811,180
569,000	Citrix Systems, Inc.(a)	32,677,670
727,000	eBay, Inc.(a)	40,159,480
462,000	Intuit, Inc.	35,911,260
982,000	NCR Corp.(a)	35,892,100

		322,870,604

	Total Common Stocks (Cost $622,066,356)	890,395,455

MONEY MARKET FUND (5.9%)
55,911,825	Federated Treasury Obligations Fund, Institutional Shares	55,911,825

	Total Money Market Fund (Cost $55,911,825)	55,911,825

Total Investments — 100.4% (Cost $677,978,181)		946,307,280
Net Other Assets (Liabilities) — (0.4)%		(4,002,331)

NET ASSETS — 100.0%		$942,304,949

(a)	Represents non-income producing security.
(b)	All or a portion of security was held as collateral for written call options.

REIT — Real Estate Investment Trust

See accompanying Notes to the Financial Statements.

Sterling Capital Equity Income Fund
Schedule of Portfolio Investments
March 31, 2014 (Unaudited)

Shares		Fair Value
COMMON STOCKS (93.9%)

	Consumer Discretionary (14.4%)
1,880,000	Mattel, Inc.	$75,406,800
659,000	McDonald’s Corp.	64,601,770
656,000	Omnicom Group, Inc.	47,625,600
1,153,000	Pearson PLC, ADR	20,534,930
28,787	Target Corp.	1,741,901
576,500	Time Warner Cable, Inc.(a)	79,084,270

		288,995,271

	Consumer Staples (15.5%)
1,745,000	Coca-Cola Co. (The)	67,461,700
1,218,000	General Mills, Inc.	63,116,760
635,000	PepsiCo, Inc.	53,022,500
670,000	Philip Morris International, Inc.	54,852,900
1,734,000	Unilever PLC, ADR	74,180,520

		312,634,380

	Energy (20.4%)
371,000	Chevron Corp.	44,115,610
1,484,000	Ensco PLC, Class A	78,325,520
35,076	Kinder Morgan Management LLC(b)	2,513,875
2,372,000	Kinder Morgan, Inc.	77,066,280
978,596	Natural Resource Partners LP	15,579,248
794,000	Occidental Petroleum Corp.	75,660,260
188,000	Royal Dutch Shell PLC, Class A, ADR	13,735,280
187,000	Royal Dutch Shell PLC, Class B, ADR	14,606,570
2,092,200	Spectra Energy Corp.	77,285,868
275,000	Teekay LNG Partners LP	11,365,750

		410,254,261

	Financials (6.1%)
1,299,000	MetLife, Inc.	68,587,200
636,500	Travelers Cos., Inc. (The)	54,166,150

		122,753,350

	Health Care (16.5%)
1,160,000	Abbott Laboratories	44,671,600
785,999	AbbVie, Inc.	40,400,349
1,109,200	Baxter International, Inc.	81,614,936
759,000	Novartis AG, ADR	64,530,180

Shares		Fair Value
COMMON STOCKS — (continued)

	Health Care — (continued)
1,267,000	Pfizer, Inc.	$40,696,040
598,000	WellPoint, Inc.	59,530,900

		331,444,005

	Industrials (2.0%)
412,000	United Parcel Service, Inc., Class B	40,120,560

	Information Technology (15.8%)
834,995	Accenture PLC, Class A	66,565,802
1,971,000	Intel Corp.	50,871,510
1,913,000	Maxim Integrated Products, Inc.	63,358,560
1,338,000	Microsoft Corp.	54,844,620
1,055,702	QUALCOMM, Inc.	83,252,660

		318,893,152

	Telecommunication Services (3.2%)
1,369,000	Verizon Communications, Inc.	65,123,330

	Total Common Stocks (Cost $1,518,493,513)	1,890,218,309

MONEY MARKET FUND (6.0%)
120,046,567	Federated Treasury Obligations Fund, Institutional Shares	120,046,567

	Total Money Market Fund (Cost $120,046,567)	120,046,567

Total Investments — 99.9% (Cost $1,638,540,080)		2,010,264,876
Net Other Assets (Liabilities) — 0.1%		2,204,326

NET ASSETS — 100.0%		$2,012,469,202

(a)	All or a portion of security was held as collateral for written call options.
(b)	Represents non-income producing security.

ADR — American Depositary Receipt

See accompanying Notes to the Financial Statements.

Sterling Capital Long/Short Equity Fund
Schedule of Portfolio Investments
March 31, 2014 (Unaudited)

Shares		Fair Value
COMMON STOCKS (77.2%)

	Consumer Discretionary (2.2%)
18,279	Mattel, Inc.(a)	$733,171
25,817	Service Corp. International	513,242
9,519	Target Corp.(a)	575,995

		1,822,408

	Consumer Staples (7.1%)
22,699	Altria Group, Inc.(a)	849,623
12,315	Clorox Co. (The)(a)	1,083,843
14,051	Mondelez International, Inc., Class A(a)	485,462
21,051	PepsiCo, Inc.(a)	1,757,759
7,727	Philip Morris International, Inc.(a)	632,610
13,206	Wal-Mart Stores, Inc.(a)	1,009,334

		5,818,631

	Energy (22.4%)
27,096	Apache Corp.(a)	2,247,613
3,700	Approach Resources, Inc.(a)(b)	77,367
2,500	ARC Resources, Ltd.	68,860
10,000	Baytex Energy Corp.(b)	399,819
600	Bonanza Creek Energy, Inc.(a)(b)	26,640
1,000	Bonterra Energy Corp.(a)	48,307
5,000	Canadian Oil Sands, Ltd.(a)	104,750
2,300	Canadian Oil Sands, Ltd.	48,247
9,900	Cenovus Energy, Inc.(a)	286,704
1,000	Cimarex Energy Co.(a)	119,110
1,000	Concho Resources, Inc.(a)(b)	122,500
8,000	ConocoPhillips(a)	562,800
1,300	Continental Resources, Inc.(a)(b)	161,551
4,800	Crescent Point Energy Corp.(a)	175,248
4,000	Crescent Point Energy Corp.	145,997
23,100	Denbury Resources, Inc.(a)	378,840
27,664	Devon Energy Corp.(a)	1,851,551
24,700	Dorchester Minerals LP(a)	647,140
3,800	Enbridge Energy Partners LP	104,158
7,500	Energy XXI, Ltd.	176,775
2,500	EOG Resources, Inc.(a)	490,425
8,703	Exxon Mobil Corp.(a)	850,109
8,000	Freehold Royalties, Ltd.(a)	168,320
6,300	Freehold Royalties, Ltd.	132,668
19,100	Kinder Morgan, Inc.(a)	620,559
2,700	Kodiak Oil & Gas Corp.(a)(b)	32,778
19,800	Marathon Oil Corp.(a)	703,296
6,500	MPLX LP	318,435
2,000	Murphy Oil Corp.	125,720
6,430	Noble Energy, Inc.(a)	456,787
28,800	Northern Oil & Gas, Inc.(a)(b)	421,056
4,500	Oasis Petroleum, Inc.(a)(b)	187,785
6,500	Occidental Petroleum Corp.(a)	619,385
37,200	Pacific Coast Oil Trust(a)	498,108
500	PDC Energy, Inc.(a)(b)	31,130
25,800	Permian Basin Royalty Trust(a)	340,560
1,100	Peyto Exploration & Development Corp.	37,532
2,800	Pioneer Natural Resources Co.(a)	523,992
3,000	Plains All American Pipeline LP	165,360
30,400	Plains GP Holdings LP, Class A(a)	850,592
21,700	Resolute Energy Corp.(a)(b)	156,240
1,500	Rosetta Resources, Inc.(b)	69,870
16,380	Sabine Royalty Trust(a)	810,810
2,500	SM Energy Co.	178,225
1,400	Statoil ASA, ADR(a)	39,508
14,000	Suncor Energy, Inc.(a)	489,440

Shares		Fair Value
COMMON STOCKS — (continued)

	Energy — (continued)
4,000	Tesoro Logistics LP.	$240,840
1,200	Vermilion Energy, Inc.(a)	74,940
6,788	Western Gas Equity Partners LP(a)	333,359
8,700	Whiting Petroleum Corp.(a)(b)	603,693

		18,325,499

	Financials (14.2%)
8,000	Aflac, Inc.(a)	504,320
21,600	Ambac Financial Group, Inc.(a)(b)	670,248
7,390	Aon PLC(a)	622,829
37,400	Boston Private Financial Holdings, Inc.(a)	506,022
15,260	Bridge Bancorp, Inc.(a)	407,595
19,300	Carlyle Group LP (The)(a)	678,202
9,800	Citigroup, Inc.(a)	466,480
9,500	Franklin Resources, Inc.(a)	514,710
46,200	Genworth Financial, Inc., Class A(a)(b)	819,126
22,749	ING US, Inc.(a)	825,106
31,100	KKR & Co. LP(a)	710,324
45,600	MBIA, Inc.(b)	637,944
9,400	MetLife, Inc.(a)	496,320
19,200	Morgan Stanley(a)	598,464
13,300	Oppenheimer Holdings, Inc., Class A(a)	373,065
16,200	Popular, Inc.(a)(b)	502,038
33,500	Radian Group, Inc.(a)	503,505
9,300	Raymond James Financial, Inc.(a)	520,149
12,500	SunTrust Banks, Inc.(a)	497,375
4,500	Virtus Investment Partners, Inc.(a)(b)	779,265

		11,633,087

	Health Care (26.6%)
3,900	Acadia Healthcare Co., Inc.(a)(b)	175,968
6,752	ACADIA Pharmaceuticals, Inc.(a)(b)	164,276
1,456	Actavis PLC(a)(b)	299,718
12,982	Albany Molecular Research, Inc.(b)	241,335
5,034	Alimera Sciences, Inc.(a)(b)	39,718
13,000	Alkermes PLC(a)(b)	573,170
36,748	Amedica Corp.(a)(b)	276,345
23,557	Aquinox Pharmaceuticals, Inc.(a)(b)	299,881
20,642	Aratana Therapeutics, Inc.(a)(b)	383,116
50,556	BioScrip, Inc.(a)(b)	352,881
9,244	Bristol-Myers Squibb Co.(a)	480,226
11,700	Brookdale Senior Living, Inc.(a)(b)	392,067
8,868	Cardinal Health, Inc.(a)	620,583
11,880	Cardiovascular Systems, Inc.(a)(b)	377,665
13,565	Castlight Health, Inc., Class B(b)	287,849
8,682	Catamaran Corp.(a)(b)	388,606
6,547	Chimerix, Inc.(a)(b)	149,534
5,068	Covance, Inc.(a)(b)	526,565
9,906	Dipexium Pharmaceuticals, Inc.(b)	99,456
31,957	Endocyte, Inc.(a)(b)	760,896
8,056	ExamWorks Group, Inc.(a)(b)	282,041
4,293	Express Scripts Holding Co.(a)(b)	322,361
44,166	Galena Biopharma, Inc.(b)	110,415
10,929	Galmed Pharmaceutical, Ltd.(b)	125,356
15,384	GenMark Diagnostics, Inc.(a)(b)	152,917
5,909	Gilead Sciences, Inc.(b)	418,712
10,914	GlaxoSmithKline PLC, ADR(a)	583,135
7,329	Globus Medical, Inc., Class A(a)(b)	194,878
5,000	HCA Holdings, Inc.(a)(b)	262,500
3,699	HeartWare International, Inc.(a)(b)	346,892
12,017	ICON PLC(a)(b)	571,408

Continued

Sterling Capital Long/Short Equity Fund
Schedule of Portfolio Investments — (continued)
March 31, 2014 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)

	Health Care — (continued)
3,353	Ignyta, Inc.(b)	$27,830
6,256	Inogen, Inc.(a)(b)	103,287
379	Intercept Pharmaceuticals, Inc.(a)(b)	124,990
11,195	Johnson & Johnson(a)	1,099,685
2,613	McKesson Corp.(a)	461,377
23,748	Medtronic, Inc.(a)	1,461,452
26,143	Merck & Co., Inc.(a)	1,484,138
30,019	Nanosphere, Inc.(a)(b)	64,541
31,414	NanoString Technologies, Inc.(a)(b)	648,699
12,205	NuVasive, Inc.(a)(b)	468,794
8,106	PAREXEL International Corp.(a)(b)	438,454
44,054	Pfizer, Inc.(a)	1,415,015
25,406	RadNet, Inc.(a)(b)	72,153
13,017	Relypsa, Inc.(a)(b)	388,037
32,228	Repligen Corp.(a)(b)	414,452
17,728	Sarepta Therapeutics, Inc.(a)(b)	426,004
3,050	St. Jude Medical, Inc.(a)	199,440
30,276	Streamline Health Solutions, Inc.(a)(b)	152,288
3,607	Team Health Holdings, Inc.(a)(b)	161,413
5,089	Teleflex, Inc.(a)	545,744
14,728	Thoratec Corp.(a)(b)	527,410
8,774	UnitedHealth Group, Inc.(a)	719,380
10,589	Vanda Pharmaceuticals, Inc.(a)(b)	172,071

		21,837,124

	Industrials (0.9%)
9,786	Masco Corp.(a)	217,347
5,265	Norfolk Southern Corp.(a)	511,600

		728,947

	Information Technology (3.8%)
12,996	Care.com, Inc.(a)(b)	215,084
38,052	Intel Corp.(a)	982,122
41,706	Microsoft Corp.(a)	1,709,529
3,909	WebMD Health Corp.(a)(b)	161,833

		3,068,568

	Materials (0.0%)
1,400	Mesabi Trust(a)	29,484

	Total Common Stocks (Cost $61,095,092)	63,263,748

PREFERRED STOCKS (1.1%)

	Financials (1.1%)
52,300	Fannie Mae, Series R, 7.625%(a)(b)	489,005
39,570	Fannie Mae, Series S, 8.250%(a)(b)	414,694

	Total Preferred Stocks (Cost $769,786)	903,699

WARRANTS (5.0%)

	Financials (5.0%)
23,700	Ambac Financial Group, Inc., (Issued/exercisable 05/01/13, 1 Share for 1 Warrant, Expires 04/30/23, Strike Price $16.67)(a)(b)	483,480
224,100	Bank of America Corp., (Issued/exercisable 01/09/09, 1 Share for 1 Warrant, Expires 10/28/18, Strike Price $30.79)(a)(b)	203,931

Shares		Fair Value
WARRANTS — (continued)

	Financials — (continued)
62,400	Bank of America Corp., (Issued/exercisable 01/15/09, 1 Share for 1 Warrant, Expires 01/16/19, Strike Price $13.30)(a)(b)	$512,928
18,000	Capital One Financial Corp., (Issued/exercisable 11/14/08, 1 Share for 1 Warrant, Expires 11/14/18, Strike Price $42.13)(a)(b)	636,300
139,700	Citigroup, Inc., (Issued/exercisable 12/31/08, 1 Share for 1 Warrant, Expires 01/04/19, Strike Price $106.10)(a)(b)	89,687
29,200	Comerica, Inc., (Issued/exercisable 11/14/08, 1 Share for 1 Warrant, Expires 11/14/18, Strike Price $29.40)(a)(b)	654,664
26,400	Hartford Financial Services Group, Inc., (Issued/exercisable 06/26/09, 1 Share for 1 Warrant, Expires 06/26/19, Strike Price $9.48)(a)(b)	703,824
107,800	Zions Bancorporation, (Issued/exercisable 05/20/10, 1 Share for 1 Warrant, Expires 05/22/20, Strike Price $36.63)(a)(b)	700,700
27,900	Zions Bancorporation, (Issued/exercisable 11/14/08, 1 Share for 1 Warrant, Expires 11/14/18, Strike Price $36.27)(a)(b)	114,390

	Total Warrants (Cost $3,538,672)	4,099,904

Total Long-Term Investments — 83.3% (Cost $65,403,550)		68,267,351

MONEY MARKET FUND (14.7%)
12,049,019	Federated Treasury Obligations Fund, Institutional Shares	12,049,019

	Total Money Market Fund (Cost $12,049,019)	12,049,019

Total Investments Before Investments Sold Short — 98.0% (Cost $77,452,569)		80,316,370

INVESTMENTS SOLD SHORT ((32.5)%)

	Consumer Discretionary ((3.7)%)
(756)	Chipotle Mexican Grill, Inc., Class A(b)	(429,446)
(4,812)	Dorman Products, Inc.(b)	(284,197)
(6,867)	iRobot Corp.(b)	(281,890)
(4,083)	Lululemon Athletica, Inc.(b)	(214,725)
(1,739)	Lumber Liquidators Holdings, Inc.(b)	(163,118)
(4,701)	Michael Kors Holdings, Ltd.(b)	(438,462)
(4,186)	Morningstar, Inc.	(330,778)
(989)	Netflix, Inc.(b)	(348,158)
(1,736)	Panera Bread Co., Class A(b)	(306,352)
(1,169)	Tesla Motors, Inc.(b)	(243,678)

		(3,040,804)

	Consumer Staples ((0.1)%)
(279)	Boston Beer Co, Inc. (The) Class A(b)	(68,280)

	Energy ((2.3)%)
(2,700)	Diamond Offshore Drilling, Inc.	(131,652)
(1,800)	Diamondback Energy, Inc.(b)	(121,158)
(11,200)	Encana Corp.	(239,456)
(2,000)	EQT Corp.	(193,940)

Continued

Sterling Capital Long/Short Equity Fund
Schedule of Portfolio Investments — (continued)
March 31, 2014 (Unaudited)

Shares		Fair Value
INVESTMENTS SOLD SHORT — (continued)

	Energy — (continued)
(5,900)	Goodrich Petroleum Corp.(b)	$(93,338)
(3,000)	Gulfport Energy Corp.(b)	(213,540)
(4,000)	Memorial Production Partners LP	(90,120)
(3,800)	Newfield Exploration Co.(b)	(119,168)
(6,000)	Noble Corp. PLC	(196,440)
(8,500)	Penn Virginia Corp.(b)	(148,665)
(2,400)	Vanguard Natural Resources, LLC	(71,448)
(14,200)	WPX Energy, Inc.(b)	(256,026)

		(1,874,951)

	Exchange Traded Funds ((3.5)%)
(10,600)	Direxion Daily Financial Bull 3X Shares(b)	(1,002,548)
(3,800)	SPDR S&P 500 ETF Trust	(710,752)
(12,100)	SPDR S&P Regional Banking ETF	(500,698)
(18,000)	United States Oil Fund LP(b)	(658,620)

		(2,872,618)

	Financials ((11.6)%)
(7,700)	Aspen Insurance Holdings, Ltd.	(305,690)
(21,300)	Astoria Financial Corp.	(294,366)
(2,300)	AvalonBay Communities, Inc., REIT	(302,036)
(8,500)	Bank of New York Mellon Corp. (The)	(299,965)
(23,800)	Capitol Federal Financial, Inc.	(298,690)
(7,600)	Cohen & Steers, Inc.	(302,860)
(6,500)	Commerce Bancshares, Inc.	(301,730)
(3,800)	Cullen/Frost Bankers, Inc.	(294,614)
(17,500)	Dime Community Bancshares, Inc.	(297,150)
(5,700)	Financial Engines, Inc.	(289,446)
(33,300)	First Commonwealth Financial Corp.	(301,032)
(32,600)	First Niagara Financial Group, Inc.	(308,070)
(14,200)	FirstMerit Corp.	(295,786)
(8,100)	Hancock Holding Co.	(296,865)
(7,500)	Independent Bank Corp.	(295,275)
(14,400)	Mack-Cali Realty Corp., REIT	(299,376)
(4,600)	Northern Trust Corp.	(301,576)
(20,600)	Northwest Bancshares, Inc.	(300,760)
(20,400)	Old National Bancorp	(304,164)
(20,400)	People’s United Financial, Inc.	(303,348)
(6,900)	ProAssurance Corp.	(307,257)
(1,900)	Simon Property Group, Inc., REIT	(311,600)
(4,300)	Taubman Centers, Inc., REIT	(304,397)
(11,900)	Trustmark Corp.	(301,665)
(4,600)	UMB Financial Corp.	(297,620)
(15,900)	Umpqua Holdings Corp.	(296,376)
(9,700)	United Bankshares, Inc.	(297,014)
(10,100)	United Community Banks, Inc.(b)	(196,041)
(8,500)	Unum Group	(300,135)
(29,100)	Valley National Bancorp	(302,931)
(5,600)	Westamerica Bancorporation	(302,848)
(7,000)	Willis Group Holdings PLC	(308,910)

		(9,519,593)

	Health Care ((7.6)%)
(9,751)	Abaxis, Inc.(b)	(379,119)
(2,437)	Align Technology, Inc.(b)	(126,212)
(3,853)	BioMarin Pharmaceutical, Inc.(b)	(262,813)
(11,931)	Bruker Corp.(b)	(271,907)
(4,458)	Chemed Corp.	(398,768)
(763)	Clovis Oncology, Inc.(b)	(52,853)
(7,639)	Community Health Systems, Inc.(b)	(299,220)
(3,523)	Eli Lilly & Co.	(207,364)

Shares		Fair Value
INVESTMENTS SOLD SHORT — (continued)

	Health Care — (continued)
(2,624)	Endo International PLC(b)	$(180,138)
(7,517)	Fresenius Medical Care AG & Co. KGaA, ADR	(261,967)
(16,850)	Gentiva Health Services, Inc.(b)	(153,672)
(2,784)	Humana, Inc.	(313,812)
(8,274)	ImmunoGen, Inc.(b)	(123,531)
(5,066)	Incyte Corp., Ltd.(b)	(271,132)
(9,371)	Intrexon Corp.(b)	(246,364)
(6,813)	Ironwood Pharmaceuticals, Inc.(b)	(83,936)
(2,153)	LHC Group, Inc.(b)	(47,495)
(3,428)	LifePoint Hospitals, Inc.(b)	(186,997)
(5,110)	Medicines Co. (The)(b)	(145,226)
(11,059)	Myriad Genetics, Inc.(b)	(378,107)
(3,245)	NPS Pharmaceuticals, Inc.(b)	(97,123)
(4,176)	Organovo Holdings, Inc.(b)	(31,905)
(7,366)	Patterson Cos., Inc.	(307,604)
(4,604)	Quest Diagnostics, Inc.	(266,664)
(8,229)	ResMed, Inc.	(367,754)
(6,503)	Seattle Genetics, Inc.(b)	(296,277)
(1,747)	Synageva BioPharma Corp.(b)	(144,949)
(3,263)	Tekmira Pharmaceuticals Corp.(b)	(70,122)
(3,892)	Tenet Healthcare Corp.(b)	(166,617)
(3,096)	TESARO, Inc.(b)	(91,270)

		(6,230,918)

	Industrials ((0.3)%)
(4,226)	Cubic Corp.	(215,822)

	Information Technology ((3.4)%)
(3,674)	ACI Worldwide, Inc.(b)	(217,464)
(10,579)	Advent Software, Inc.(b)	(310,599)
(5,927)	Facebook, Inc., Class A(b)	(357,042)
(2,114)	First Solar, Inc.(b)	(147,536)
(1,193)	LinkedIn Corp., Class A(b)	(220,633)
(4,670)	Pandora Media, Inc.(b)	(141,594)
(6,430)	Salesforce.com, Inc.(b)	(367,089)
(1,132)	Stratasys, Ltd.(b)	(120,094)
(1,764)	Ultimate Software Group, Inc. (The)(b)	(241,668)
(2,843)	WebMD Health Corp.(b)	(117,700)
(11,431)	Yahoo!, Inc.(b)	(410,373)
(1,942)	Yelp, Inc.(b)	(149,398)

		(2,801,190)

Total Investments Sold Short — (32.5)% (Cost $(26,165,420))		(26,624,176)

Total Investments — 65.5% (Cost $51,287,149)		53,692,194
Net Other Assets (Liabilities) — 34.5%		28,268,440

NET ASSETS — 100.0%		$81,960,634

(a)	Represents that all or a portion of the security was pledged as collateral in connection with short sales.
(b)	Represents non-income producing security.

ADR — American Depositary Receipt

ETF — Exchange Traded Funds

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

See accompanying Notes to the Financial Statements.

Sterling Capital Ultra Short Bond Fund
Schedule of Portfolio Investments
March 31, 2014 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES (12.2%)
$ 96,783	Ally Auto Receivables Trust, Series 2012-1, Class A3, 0.930%, 2/16/16	$96,989
360,432	Ally Auto Receivables Trust, Series 2011-2, Class A4, 1.980%, 4/15/16	363,024
300,000	Ally Auto Receivables Trust, Series 2012-4, Class A3, 0.590%, 1/17/17	300,376
386,816	AmeriCredit Automobile Receivables Trust, Series 2013-3, Class A2, 0.680%, 10/11/16	387,247
405,000	AmeriCredit Automobile Receivables Trust, Series 2011-5, Class B, 2.450%, 12/8/16	409,609
350,000	AmeriCredit Automobile Receivables Trust, Series 2012-5, Class B, 1.120%, 11/8/17	351,309
560,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2011-2A, Class A, 2.370%, 11/20/14(a)	564,273
1,000,000	Citibank Omni Master Trust, Series 2009-A17, Class A17, 4.900%, 11/15/18(a)	1,027,534
83,144	Countrywide Asset-Backed Certificates, Series 2005-6, Class M1, 0.644%, 12/25/35(b)	82,698
300,000	Enterprise Fleet Financing, LLC, Series 2014-1, Class A2, 0.870%, 9/20/19(a)	299,747
279,367	First Franklin Mortgage Loan Trust, Series 2005-FF5, Class M1, 0.829%, 3/25/35(b)	277,910
264,000	Honda Auto Receivables Owner Trust, Series 2013-3, Class A2, 0.540%, 1/15/16	264,284
665,000	M&T Bank Auto Receivables Trust, Series 2013-1A, Class A2, 0.660%, 2/16/16(a)	665,753
135,217	Mastr Asset Backed Securities Trust, Series 2006-NC1, Class A3, 0.344%, 1/25/36(b)	132,278
139,725	Option One Mortgage Loan Trust, Asset-Backed Certificates, Series 2005-4, Class A3, 0.414%, 11/25/35(b)	137,219
187,289	Park Place Securities, Inc. Pass Through Certificates, Series 2005-WHQ1, Class M2, 0.654%, 3/25/35(b)	185,514
65,294	Santander Drive Auto Receivables Trust, Series 2012-1, Class A3, 1.490%, 10/15/15	65,321
290,128	Santander Drive Auto Receivables Trust, Series 2013-3, Class A2, 0.550%, 9/15/16	290,259
474,193	Santander Drive Auto Receivables Trust, Series 2012-5, Class A3, 0.830%, 12/15/16	474,822
500,000	Santander Drive Auto Receivables Trust, Series 2012-6, Class B, 1.330%, 5/15/17	502,759
112,862	Volkswagen Auto Loan Enhanced Trust, Series 2012-2, Class A2, 0.330%, 7/20/15	112,865

	Total Asset Backed Securities (Cost $7,016,012)	6,991,790

COLLATERALIZED MORTGAGE OBLIGATIONS (0.1%)
28,643	Freddie Mac, Series 3128, Class BE, 5.000%, 5/15/33	28,796

	Total Collateralized Mortgage Obligations (Cost $29,276)	28,796

COMMERCIAL MORTGAGE-BACKED SECURITIES (11.6%)
85,000	Banc of America Commercial Mortgage Trust, Series 2006-5, Class A4, 5.414%, 9/10/47	91,728

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (CONTINUED)
$ 41,831	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2004-3, Class A5, 5.380%, 6/10/39(b)	$41,822
94,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-1, Class AJ, 5.290%, 11/10/42(b)	97,322
345,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-2, Class AJ, 4.953%, 7/10/43(b)	357,954
85,000	Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR9, Class A4B, 4.943%, 9/11/42	89,244
233,383	Bear Stearns Commercial Mortgage Securities Trust, Series 2004-T16, Class A6, 4.750%, 2/13/46(b)	237,063
500,000	CD Commercial Mortgage Trust, Series 2005-CD1, Class AM, 5.216%, 7/15/44(b)	529,652
450,000	Commercial Mortgage Trust, Series 2005-GG5, Class AM, 5.277%, 4/10/37(b)	476,173
299,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1, Class AJ, 5.075%, 2/15/38(b)	307,743
300,000	Extended Stay America Trust, Series 2013-ESFL, Class A2FL, 0.855%, 12/5/31(a)(b)	300,193
240,000	GE Capital Commercial Mortgage, Series 2005-C2, Class AJ, 5.061%, 5/10/43(b)	249,936
300,000	GMAC Commercial Mortgage Securities, Inc., Series 2005-C1, Class AM, 4.754%, 5/10/43	310,960
200,000	GS Mortgage Securities Corp. II, Series 2013-KYO, Class A, 1.004%, 11/8/29(a)(b)	200,574
500,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-FL3, Class A2, 0.855%, 4/15/28(a)(b)	498,655
500,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-JWRZ, Class A, 0.935%, 4/15/30(a)(b)	496,559
500,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP5, Class AM, 5.282%, 12/15/44(b)	534,876
185,000	Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class AM, 4.805%, 6/12/43(b)	193,196
500,000	Merrill Lynch Mortgage Trust, Series 2005-LC1, Class AM, 5.309%, 1/12/44(b)	534,534
445,000	Morgan Stanley Capital I Trust, Series 2005-HQ7, Class AM, 5.208%, 11/14/42(b)	469,805
586,000	Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AMFX, 5.179%, 7/15/42(b)	615,902

	Total Commercial Mortgage-Backed Securities (Cost $6,724,045)	6,633,891

CORPORATE BONDS (54.6%)

	Consumer Discretionary (5.3%)
485,000	Daimler Finance North America, LLC, 1.875%, 9/15/14(a)	487,927
370,000	DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc., 4.750%, 10/1/14	377,235
250,000	ERAC USA Finance, LLC, 5.600%, 5/1/15(a)	262,683

Continued

Sterling Capital Ultra Short Bond Fund
Schedule of Portfolio Investments — (continued)
March 31, 2014 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Consumer Discretionary — (continued)
$ 400,000	Interpublic Group of Cos., Inc. (The), 6.250%, 11/15/14	$412,500
410,000	NBCUniversal Media, LLC, 2.100%, 4/1/14	410,000
350,000	Nissan Motor Acceptance Corp., 4.500%, 1/30/15(a)	361,288
260,000	Viacom, Inc., 1.250%, 2/27/15	261,561
250,000	Volkswagen International Finance NV, 1.625%, 3/22/15(a)	252,841
235,000	WPP Finance, 5.875%, 6/15/14	237,450

		3,063,485

	Consumer Staples (1.0%)
250,000	ConAgra Foods, Inc., 5.875%, 4/15/14	250,457
310,000	SABMiller Holdings, Inc., 1.850%, 1/15/15(a)	312,949

		563,406

	Energy (6.8%)
215,000	Anadarko Petroleum Corp., 5.750%, 6/15/14	217,190
300,000	Buckeye Partners LP, 5.300%, 10/15/14	307,202
310,000	Cameron International Corp., 1.600%, 4/30/15	313,049
360,000	Canadian Natural Resources, Ltd., 1.450%, 11/14/14	362,127
295,000	EnCana Holdings Finance Corp., 5.800%, 5/1/14	296,215
480,000	Energy Transfer Partners LP, 8.500%, 4/15/14(c)	481,253
450,000	Enterprise Products Operating, LLC, Series G, 5.600%, 10/15/14	462,060
400,000	Kinder Morgan Energy Partners LP, 5.125%, 11/15/14	410,920
360,000	Petrobras International Finance Co., 2.875%, 2/6/15	364,680
315,000	TransCanada PipeLines, Ltd., 0.875%, 3/2/15	316,249
350,000	Williams Partners LP, 3.800%, 2/15/15	359,452

		3,890,397

	Financials (27.3%)
450,000	ABN AMRO Bank NV, 1.035%, 10/28/16(a)(b)	452,601
350,000	ACE INA Holdings, Inc., 5.875%, 6/15/14	353,738
230,000	Allstate Corp. (The), 5.000%, 8/15/14	233,716
275,000	Ally Financial, Inc., 4.625%, 6/26/15	284,969
500,000	American Express Credit Corp., MTN, 2.750%, 9/15/15	515,201
488,000	American International Group, Inc., 5.050%, 10/1/15	518,598
355,000	Axis Capital Holdings, Ltd., 5.750%, 12/1/14	367,239
675,000	Bank of America Corp., MTN, 7.375%, 5/15/14(c)	680,432
300,000	BNP Paribas SA, 3.250%, 3/11/15(c)	307,709
549,000	Capital One Financial Corp., 2.150%, 3/23/15	557,258
705,000	Citigroup, Inc., 5.000%, 9/15/14(c)	718,652
361,000	CNA Financial Corp., 5.850%, 12/15/14(c)	374,137
225,000	Duke Realty LP, REIT, 7.375%, 2/15/15	237,769
263,000	Endurance Specialty Holdings, Ltd., 6.150%, 10/15/15	280,912
250,000	ERP Operating LP, REIT, 5.250%, 9/15/14	255,135
250,000	Fifth Third Bank, BKNT, 4.750%, 2/1/15	258,382
250,000	Fixed Income Trust for Prudential Financial, Inc., Series 2012-1, 0.000%, 6/1/14(c)	249,493
375,000	Ford Motor Credit Co., LLC, 7.000%, 4/15/15	398,918

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Financials — (continued)
$ 350,000	General Electric Capital Corp., 5.900%, 5/13/14(c)	$352,187
575,000	Goldman Sachs Group, Inc. (The), 3.300%, 5/3/15	590,535
142,000	HSBC Finance Corp., 5.000%, 6/30/15	149,080
410,000	ING Bank NV, 2.000%, 9/25/15(a)	416,605
365,000	Jefferies Group, LLC, 5.875%, 6/8/14	368,635
695,000	JPMorgan Chase & Co., 5.125%, 9/15/14	709,608
250,000	KeyBank NA, BKNT, 5.800%, 7/1/14	253,311
211,000	KeyBank NA, BKNT, 4.950%, 9/15/15	222,715
400,000	Kimco Realty Corp., MTN, REIT, 4.820%, 6/1/14	402,419
250,000	Lloyds Bank PLC, MTN, 4.375%, 1/12/15(a)	257,363
337,000	Macquarie Group, Ltd., 7.300%, 8/1/14(a)	344,337
400,000	Manulife Financial Corp., 3.400%, 9/17/15	414,604
150,000	Mid-America Apartments LP, REIT, 6.250%, 6/15/14(a)(c)	151,650
75,000	Morgan Stanley, 2.875%, 7/28/14	75,538
500,000	Morgan Stanley, GMTN, 4.000%, 7/24/15	520,310
355,000	PNC Funding Corp., 3.000%, 5/19/14(c)	356,260
228,000	Realty Income Corp., REIT, 5.500%, 11/15/15	244,257
350,000	Royal Bank of Scotland Group PLC, 2.550%, 9/18/15	357,423
500,000	Societe Generale SA, 3.100%, 9/14/15(a)	515,999
350,000	Standard Chartered PLC, 5.500%, 11/18/14(a)	360,885
400,000	UBS AG, 7.000%, 10/15/15	434,939
210,000	Union Bank NA, 1.185%, 6/6/14(b)	210,341
576,000	Wachovia Corp., 5.250%, 8/1/14	585,142
284,000	XLIT, Ltd., 5.250%, 9/15/14	289,858

		15,628,860

	Health Care (1.6%)
190,000	DaVita HealthCare Partners, Inc., 6.375%, 11/1/18	199,737
255,000	Express Scripts Holding Co., 2.750%, 11/21/14	258,709
150,000	UnitedHealth Group, Inc., 5.000%, 8/15/14	152,508
315,000	Zimmer Holdings, Inc., 1.400%, 11/30/14(c)	316,486

		927,440

	Industrials (4.3%)
300,000	CNH Capital, LLC, 3.875%, 11/1/15	308,250
416,000	Equifax, Inc., 4.450%, 12/1/14	426,256
400,000	GATX Corp., 4.750%, 5/15/15	417,297
390,000	Penske Truck Leasing Co., LP/PTL Finance Corp., 2.500%, 7/11/14(a)(c)	391,871
200,000	Textron, Inc., 6.200%, 3/15/15	209,944
365,000	Tyco Electronics Group SA, 1.600%, 2/3/15	368,499
330,000	Waste Management, Inc., 6.375%, 3/11/15	347,236

		2,469,353

	Materials (4.1%)
410,000	Anglo American Capital PLC, 9.375%, 4/8/14(a)	410,512
250,000	ArcelorMittal USA, LLC, 6.500%, 4/15/14	250,393
355,000	Ecolab, Inc., 2.375%, 12/8/14	359,442
390,000	Freeport-McMoRan Copper & Gold, Inc., 1.400%, 2/13/15	392,238
575,000	Rio Tinto Finance USA, Ltd., 8.950%, 5/1/14	578,851
360,000	Xstrata Finance Canada, Ltd., 2.050%, 10/23/15(a)	364,138

		2,355,574

Continued

Sterling Capital Ultra Short Bond Fund
Schedule of Portfolio Investments — (continued)
March 31, 2014 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Telecommunication Services (3.4%)
$ 250,000	British Telecommunications PLC, 2.000%, 6/22/15	$253,838
150,000	Crown Castle Towers, LLC, 4.523%, 1/15/15(a)	153,434
340,000	Qwest Corp., 7.500%, 10/1/14(c)	351,039
380,000	SBA Tower Trust, 4.254%, 4/15/15(a)	392,771
275,000	Telefonica Emisiones SAU, 3.729%, 4/27/15	283,034
500,000	Verizon Communications, Inc., 1.250%, 11/3/14	502,336

		1,936,452

	Utilities (0.8%)
404,000	Progress Energy, Inc., 5.625%, 1/15/16	436,712

	Total Corporate Bonds (Cost $31,237,550)	31,271,679

FOREIGN GOVERNMENT BOND (0.5%)
	Columbia (0.5%)
270,000	Republic of Colombia, 8.250%, 12/22/14	284,040

	Total Foreign Government Bond (Cost $284,214)	284,040

MUNICIPAL BONDS (21.6%)
	Alabama (0.6%)
365,000	Alabama Municipal Electric Authority, Power Supply Refunding Revenue, Series A (BAM), 3.000%, 9/1/14	369,019

	Alaska (0.9%)
500,000	Alaska Student Loan Corp., Alternative Minimum Tax, Refunding Revenue, Senior Series A-3, 5.000%, 6/1/14	503,875

	Arizona (0.4%)
250,000	Yavapai County Industrial Development Authority, Waste Management Inc. Project, Resource Recovery Improvements Revenue, Series A, 0.625%, 3/1/28(b)	250,077

	Arkansas (0.4%)
215,000	Fort Smith, AR, Sales & Use Tax, Public Improvements Revenue, 2.000%, 5/1/15	218,825

	California (1.5%)
310,000	Beverly Hills Public Financing Authority, Various Projects Revenue, Series B, Taxable, 2.454%, 6/1/14	311,051
375,000	California State, Various Purpose, Public Improvements Refunding G.O., 4.850%, 10/1/14	382,601
135,000	Los Rios Community College District, CA, Election 2002, University & College Improvements, G.O., Series C, Callable 8/1/14 @ 102 (AGM), 4.250%, 8/1/15	139,504

		833,156

	Colorado (0.2%)
135,000	City & County of Denver, CO, Airport System, Alternative Minimum Tax, Refunding Revenue, Series A, 4.000%, 11/15/14	138,251

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Connecticut (1.2%)
$ 100,000	Connecticut State Health & Educational Facility Authority, Quinnipiac University Health & Education Refunding Revenue, Series K1 (NATL-RE), 5.000%, 7/1/14	$101,153
560,000	New Haven, CT, Refunding Revenue, G.O, 3.000%, 11/1/14	568,305

		669,458

	Delaware (0.9%)
500,000	Delaware State Health Facilities Authority, Nanticoke Memorial Hospital Refunding Revenue, 4.000%, 7/1/14	502,065

	Florida (0.9%)
170,000	Collier County, FL, Gas Tax, Refunding Revenue, 4.000%, 6/1/14	171,085
125,000	Greater Orlando Aviation Authority, FL, Refunding Revenue, Series B, Taxable, 4.780%, 10/1/14	127,776
225,000	Palm Beach County School District, FL, School Improvements Revenue, Certificates of Participation, Series A (NATL), 5.500%, 8/1/14	228,935

		527,796

	Illinois (1.8%)
500,000	Chicago, IL, Midway International Airport Refunding Revenue, Series C (NATL-RE), 5.500%, 1/1/15	518,225
500,000	Illinois State, Pension Funding, G.O., Taxable, OID, 4.050%, 6/1/15	517,380

		1,035,605

	Indiana (0.2%)
125,000	Indiana Finance Authority, National Collegiate Project, Refunding & Acquisition Revenue, Callable 5/1/15 @ 100, 5.000%, 5/1/25	131,316

	Kentucky (0.4%)
230,000	Fayette County School District Finance Corp., School Improvements Refunding Revenue, Series A, 2.000%, 10/1/14	232,167

	Massachusetts (0.4%)
100,000	Massachusetts Health & Educational Facilities Authority, Northeastern University, Series Y1 (G.O. of Institution), 5.000%, 10/1/14	102,410
150,000	Massachusetts Municipal Wholesale Electric Co., Nuclear Project 4, Refunding Revenue, Series A, 5.000%, 7/1/14	151,821

		254,231

	Minnesota (0.2%)
100,000	Minneapolis-St. Paul Metropolitan Airports Commission, Subordinate Refunding Revenue, Series C, 4.000%, 1/1/15	102,792

	New Hampshire (0.3%)
145,000	New Hampshire Municipal Bond Bank, Refunding Revenue, Series A, Prerefunded 8/15/14 @ 100 (NATL-RE G.O. of Bond Bank), 5.000%, 8/15/19	147,622

Continued

Sterling Capital Ultra Short Bond Fund
Schedule of Portfolio Investments — (continued)
March 31, 2014 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	New Jersey (1.3%)
$ 300,000	Essex County Utilities Authority, NJ, Taxable, Refunding Revenue, Series B, (AGM), 5.450%, 10/1/14	$306,780
115,000	New Jersey Economic Development Authority, School Facilities Construction, Refunding Revenue, Series K, (NATL), 5.250%, 12/15/14	119,151
320,000	New Jersey Health Care Facilities Financing Authority, Robert Wood Johnson University Hospital, Refunding Revenue, 4.000%, 7/1/14	322,800

		748,731

	New York (1.9%)
200,000	Long Island Power Authority, Refunding Revenue, Series 2010A, 3.000%, 5/1/14	200,470
200,000	Long Island Power Authority, Refunding Revenue, Series B, 5.250%, 6/1/14	201,698
100,000	Long Island Power Authority, Refunding Revenue, Series B, 5.250%, 12/1/14	103,171
100,000	Metropolitan Transportation Authority, Transit Improvements Revenue, Series A2, 5.000%, 11/15/15	107,677
370,000	New York State Dormitory Authority, Mount Sinai Hospital, Health, Hospital, Nursing Home Improvements Revenue, Series A, 4.000%, 7/1/14	373,474
110,000	New York State Dormitory Authority, School District Bond Financing Program Revenue, Series D (Assured Guaranty G.O. of Authority), 5.375%, 10/1/14	112,852

		1,099,342

	North Carolina (1.3%)
250,000	Raleigh Durham Airport Authority, Alternative Minimum Tax, Refunding Revenue, Series B (AMBAC), 5.000%, 5/1/14	251,015
500,000	Randolph County, NC, Refunding Revenue, Certificates of Participation (AGM), 5.000%, 6/1/14	503,825

		754,840

	Oklahoma (0.9%)
500,000	Cleveland County Educational Facilities Authority, Moore Public Schools Project Revenue, 5.000%, 6/1/14	503,835

	Pennsylvania (1.8%)
1,000,000	Pennsylvania Economic Development Financing Authority, Republic Services Inc. Refunding Revenue, Series A, 0.550%, 4/1/19(b)	1,000,000

	South Carolina (1.7%)
500,000	Myrtle Beach, SC, Hospitality Fee Refunding Revenue, Series A, Taxable, 1.050%, 6/1/15	502,650
465,000	South Carolina State Public Service Authority, Libor Index, Refunding Revenue, Series D, Taxable, Callable 12/1/14 @ 100, 1.030%, 6/1/15(b)	466,944

		969,594

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	Texas (0.5%)
$ 140,000	Houston, TX, Airport System Refunding Revenue, Subordinate Lien, Series B (NATL), OID, 4.000%, 7/1/14	$141,324
150,000	Houston, TX, Hotel Occupancy Tax, Refunding Revenue, Series A, 5.000%, 9/1/14	153,003

		294,327

	Virginia (1.9%)
500,000	Amelia County Industrial Development Authority, Waste Management Project, Refunding Revenue, 0.625%, 4/1/27(b)(d)	500,000
100,000	Fairfax County Economic Development Authority, Silver Line Phase I Project, Transit Improvements Revenue, 3.000%, 4/1/14	100,000
200,000	Roanoke Economic Development Authority, Carilion Clinic Obligations Group, Hospital Improvements, Refunding Revenue, 4.000%, 7/1/14	201,938
280,000	Virginia College Building Authority, 21st Century College & Equipment Improvements Revenue, 4.000%, 2/1/15	289,013

		1,090,951

	Total Municipal Bonds (Cost $12,365,538)	12,377,875

Shares
MONEY MARKET FUND (0.4%)
230,479	Federated Treasury Obligations Fund, Institutional Shares	230,479

	Total Money Market Fund (Cost $230,479)	230,479

Total Investments — 101.0% (Cost $57,887,114)		57,818,550
Net Other Assets (Liabilities) — (1.0)%		(578,813)

NET ASSETS — 100.0%		$57,239,737

(a)

Rule 144A, Section 4(2) or other security which is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(b)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2014. The maturity date reflected is the final maturity date.

(c)	Represents that all or a portion of the security was pledged as collateral for securities purchased on a when-issued basis.
(d)	Represents security purchased on a when-issued basis. At March 31, 2014, total cost of investments purchased on a when-issued basis was $500,000.

AGM	— Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Insurance Corp.

BAM — Build America Mutual

BKNT — Bank Note

G.O. — General Obligation

GMTN — Global Medium Term Note

MTN — Medium Term Note

NATL — National Public Finance Guarantee Corp.

OID — Original Issue Discount

RE — Reinsurance

REIT — Real Estate Investment Trust

See accompanying Notes to the Financial Statements.

Sterling Capital Short Duration Bond Fund
Schedule of Portfolio Investments
March 31, 2014 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES (10.5%)
$ 595,000	AmeriCredit Automobile Receivables Trust, Series 2011-5, Class B, 2.450%, 12/8/16	$601,771
900,000	AmeriCredit Automobile Receivables Trust, Series 2012-5, Class B, 1.120%, 11/8/17	903,365
470,000	AmeriCredit Automobile Receivables Trust, Series 2012-1, Class C, 2.670%, 1/8/18	480,810
68,439	Argent Securities, Inc. Pass Through Certificates, Series 2005-W4, Class A2C, 0.454%, 2/25/36(a)	68,271
310,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2011-2A, Class A, 2.370%, 11/20/14(b)	312,366
50,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2010-4A, Class A, 2.090%, 4/20/15(b)	50,039
1,020,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2012-1A, Class A, 2.054%, 8/20/16(b)	1,035,799
1,400,000	Citibank Omni Master Trust, Series 2009-A17, Class A17, 4.900%, 11/15/18(b)	1,438,548
900,000	Enterprise Fleet Financing, LLC, Series 2014-1, Class A2, 0.870%, 9/20/19(b)	899,240
410,907	First Franklin Mortgage Loan Trust, Series 2005-FF5, Class M1, 0.829%, 3/25/35(a)	408,765
350,000	Hertz Vehicle Financing, LLC, Series 2013-1A, Class A1, 1.120%, 8/25/17(b)	349,840
400,000	Hyundai Auto Receivables Trust, Series 2013-C, Class A3, 1.010%, 2/15/18	402,707
198,318	Mastr Asset Backed Securities Trust, Series 2006-NC1, Class A3, 0.344%, 1/25/36(a)	194,008
281,661	Nomura Home Equity Loan, Inc., Home Equity Loan Trust, Series 2006-HE1, Class A3, 0.364%, 2/25/36(a)	280,382
128,152	Option One Mortgage Loan Trust, Asset-Backed Certificates, Series 2005-4, Class A3, 0.414%, 11/25/35(a)	125,853
410,827	Park Place Securities, Inc. Pass Through Certificates, Series 2005-WHQ1, Class M2, 0.654%, 3/25/35(a)	406,934
1,020,000	Santander Drive Auto Receivables Trust, Series 2012-3, Class C, 3.010%, 4/16/18	1,049,263

	Total Asset Backed Securities (Cost $9,010,744)	9,007,961

COLLATERALIZED MORTGAGE OBLIGATIONS (2.0%)
193,996	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.000%, 10/25/34	203,543
203,833	Countrywide Home Loan Mortgage Pass Through Trust, Series 2003-J7, Class 1A3, 5.250%, 8/25/33	207,863
330,490	Fannie Mae, Series 2003-66, Class PA, 3.500%, 2/25/33	343,688
255,959	Freddie Mac, Series 2770, Class UE, 4.500%, 3/15/19	270,900
115,211	Freddie Mac, Series 3414, Class A, 4.500%, 7/15/22	116,472
47,743	Freddie Mac, Series 3591, Class A, 4.000%, 1/15/23	48,256
178,519	PHHMC Trust, Series 2007-6, Class A1, 5.633%, 12/18/37(a)	181,259
243,906	Structured Asset Securities Corp. Mortgage Pass Through Certificates, Series 2003-10, Class A, 6.000%, 4/25/33	253,263

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
$ 128,700	Wells Fargo Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.000%, 12/28/37	$133,001

	Total Collateralized Mortgage Obligations (Cost $1,741,691)	1,758,245

COMMERCIAL MORTGAGE-BACKED SECURITIES (19.5%)
594,417	Banc of America Commercial Mortgage Trust, Series 2006-3, Class A4, 5.889%, 7/10/44(a)	642,850
475,000	Banc of America Commercial Mortgage Trust, Series 2006-5, Class A4, 5.414%, 9/10/47	512,599
167,322	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2004-3, Class A5, 5.380%, 6/10/39(a)	167,288
250,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-1, Class AJ, 5.290%, 11/10/42(a)	258,835
200,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM, 4.727%, 7/10/43	206,175
600,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-2, Class AJ, 4.953%, 7/10/43(a)	622,529
729,000	BCAP, LLC Trust, Series 2013-RR4, Class A4A2, 2.000%, 2/13/51(b)	716,805
500,000	Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR9, Class A4B, 4.943%, 9/11/42	524,963
111,306	Bear Stearns Commercial Mortgage Securities Trust, Series 2004-T16, Class A6, 4.750%, 2/13/46(a)	113,061
740,000	Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A4, 5.700%, 6/11/50	830,464
350,000	CD Commercial Mortgage Trust, Series 2005-CD1, Class AM, 5.216%, 7/15/44(a)	370,756
475,000	CD Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.322%, 12/11/49	519,845
460,918	Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A3, 5.783%, 3/15/49(a)	498,803
396,000	Commercial Mortgage Trust, Series 2005-GG5, Class AM, 5.277%, 4/10/37(a)	419,032
615,000	Commercial Mortgage Trust, Series 2007-C9, Class A4, 5.799%, 12/10/49(a)	690,782
603,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1, Class AJ, 5.075%, 2/15/38(a)	620,633
500,000	Extended Stay America Trust, Series 2013-ESFL, Class A2FL, 0.855%, 12/5/31(a)(b)	500,322
360,000	GE Capital Commercial Mortgage, Series 2005-C2, Class AJ, 5.061%, 5/10/43(a)	374,904
320,000	GMAC Commercial Mortgage Securities, Inc., Series 2005-C1, Class AM, 4.754%, 5/10/43	331,691
455,656	GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class A4, 5.238%, 11/10/45(a)	477,103
420,000	GS Mortgage Securities Corp. II, Series 2013-KYO, Class A, 1.004%, 11/8/29(a)(b)	421,205

Continued

Sterling Capital Short Duration Bond Fund
Schedule of Portfolio Investments — (continued)
March 31, 2014 (Unaudited)

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$ 700,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-FL3, Class A2, 0.855%, 4/15/28(a)(b)	$698,117
300,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-JWRZ, Class A, 0.935%, 4/15/30(a)(b)	297,935
600,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP2, Class AM, 4.780%, 7/15/42	623,426
500,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP5, Class AM, 5.282%, 12/15/44(a)	534,876
422,300	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class A4, 5.552%, 5/12/45	456,055
470,603	LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A4, 5.661%, 3/15/39(a)	504,026
500,000	Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class AJ, 5.263%, 9/12/42(a)	516,397
500,000	Merrill Lynch Mortgage Trust, Series 2005-LC1, Class AM, 5.309%, 1/12/44(a)	534,534
765,000	Morgan Stanley Capital I Trust, Series 2006-T23, Class A4, 5.811%, 8/12/41(a)	833,448
780,000	Morgan Stanley Capital I Trust, Series 2008-T29, Class A4, 6.281%, 1/11/43(a)	897,901
638,000	Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AMFX, 5.179%, 7/15/42(a)	670,556
358,166	Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A3, 5.765%, 7/15/45(a)	385,199

	Total Commercial Mortgage-Backed Securities (Cost $17,103,417)	16,773,115

CORPORATE BONDS (60.2%)

	Consumer Discretionary (4.6%)
370,000	Daimler Finance North America, LLC, 2.625%, 9/15/16(b)	383,510
250,000	DIRECTV Holdings, LLC/DIRECTV Financing Co. Inc., 3.550%, 3/15/15	256,855
500,000	Ford Motor Credit Co., LLC, 6.625%, 8/15/17	577,585
385,000	General Motors Financial Co., Inc., 2.750%, 5/15/16	390,043
200,000	Hyundai Capital America, 1.875%, 8/9/16(b)	202,260
395,000	Hyundai Capital America, 1.450%, 2/6/17(b)	392,934
400,000	Interpublic Group of Cos., Inc. (The), 6.250%, 11/15/14	412,500
420,000	NBCUniversal Media, LLC, 3.650%, 4/30/15	433,658
525,000	Volkswagen International Finance NV, 1.150%, 11/20/15(b)	528,231
355,000	Whirlpool Corp., 1.350%, 3/1/17	354,203

		3,931,779

	Consumer Staples (1.0%)
480,000	CVS Caremark Corp., 1.200%, 12/5/16(c)	482,776
370,000	Lorillard Tobacco Co., 3.500%, 8/4/16	389,893

		872,669

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Energy (8.1%)
$ 410,000	BP Capital Markets PLC, 2.248%, 11/1/16	$423,093
315,000	Chesapeake Energy Corp., 3.250%, 3/15/16	318,150
390,000	CNOOC Finance 2013, Ltd., 1.125%, 5/9/16	389,877
350,000	Continental Resources, Inc., 8.250%, 10/1/19	377,125
250,000	Denbury Resources, Inc., 8.250%, 2/15/20	271,875
410,000	El Paso Natural Gas Co., LLC, 5.950%, 4/15/17	459,634
460,000	Energy Transfer Partners LP, 6.125%, 2/15/17	515,073
375,000	Magellan Midstream Partners LP, 5.650%, 10/15/16	415,222
429,000	Petrobras International Finance Co., 2.875%, 2/6/15	434,577
450,000	Phillips 66, 2.950%, 5/1/17	469,429
380,000	Pioneer Natural Resources Co., 6.650%, 3/15/17	432,492
425,000	Plains Exploration & Production Co., 7.625%, 4/1/20	467,500
325,000	Regency Energy Partners LP/Regency Energy Finance Corp., 6.875%, 12/1/18	345,719
375,000	Schlumberger Norge AS, 1.950%, 9/14/16(b)	383,957
500,000	Southern Natural Gas Co., LLC, 5.900%, 4/1/17(b)	561,230
350,000	Total Capital International SA, 0.807%, 8/10/18(a)	352,416
300,000	Transcontinental Gas Pipe Line Co., LLC, 6.400%, 4/15/16	330,730

		6,948,099

	Financials (35.0%)
475,000	ABN AMRO Bank NV, 4.250%, 2/2/17(b)	510,192
275,000	Aegon NV, 4.625%, 12/1/15	291,754
400,000	Aflac, Inc., 2.650%, 2/15/17	416,536
400,000	Ally Financial, Inc., 2.750%, 1/30/17	404,000
400,000	American Express Credit Corp., MTN, 1.750%, 6/12/15(c)	405,548
435,000	American International Group, Inc., 3.800%, 3/22/17	465,407
325,000	Axis Capital Holdings, Ltd., 5.750%, 12/1/14	336,205
1,000,000	Bank of America Corp., 5.750%, 12/1/17(c)	1,132,142
480,000	Bank of Tokyo-Mitsubishi UFJ, Ltd. (The), 0.845%, 9/9/16(a)(b)	482,215
540,000	BNP Paribas SA, MTN, 1.250%, 12/12/16	539,997
250,000	BRE Properties, Inc., REIT, 5.500%, 3/15/17	276,923
350,000	Capital One Financial Corp., 1.000%, 11/6/15	350,496
238,000	CBRE Services, Inc., 6.625%, 10/15/20	254,065
350,000	CIT Group, Inc., 4.250%, 8/15/17	366,625
1,000,000	Citigroup, Inc., 1.936%, 5/15/18(a)	1,037,056
395,000	CNA Financial Corp., 6.500%, 8/15/16	443,400
315,000	Comerica Bank, BKNT, 5.750%, 11/21/16	352,037
500,000	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA, 3.375%, 1/19/17	530,092
325,000	DDR Corp., REIT, 9.625%, 3/15/16	376,445
555,000	Duke Realty LP, REIT, 7.375%, 2/15/15	586,496
250,000	Endurance Specialty Holdings, Ltd., 6.150%, 10/15/15	267,026
422,000	Federal Realty Investment Trust, REIT, 6.200%, 1/15/17	476,614
250,000	Fifth Third Bancorp, 0.655%, 12/20/16(a)	247,767
325,000	Fifth Third Bank, BKNT, 1.150%, 11/18/16	326,006
948,000	General Electric Capital Corp., MTN, 5.625%, 9/15/17	1,075,608

Continued

Sterling Capital Short Duration Bond Fund
Schedule of Portfolio Investments — (continued)
March 31, 2014 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Financials — (continued)
$ 390,000	HCP, Inc., MTN, REIT, 6.300%, 9/15/16	$438,482
325,000	Health Care REIT, Inc., 4.700%, 9/15/17	355,145
500,000	Healthcare Realty Trust, Inc., REIT, 6.500%, 1/17/17	564,225
454,000	Host Hotels & Resorts LP, REIT, 5.875%, 6/15/19	491,831
325,000	ING Bank NV, 2.000%, 9/25/15(b)	330,236
405,000	Jackson National Life Global Funding, 1.250%, 2/21/17(b)	400,062
360,000	Jefferies Group, LLC, 5.500%, 3/15/16	386,158
935,000	JPMorgan Chase Bank NA, BKNT, 6.000%, 10/1/17	1,065,075
500,000	KeyBank NA, MTN, 5.450%, 3/3/16	541,935
320,000	Kilroy Realty LP, REIT, 5.000%, 11/3/15	340,211
400,000	Kimco Realty Corp., REIT, MTN, 5.584%, 11/23/15	429,465
250,000	Lloyds Bank PLC, 4.875%, 1/21/16	268,073
385,000	Loews Corp., 5.250%, 3/15/16	416,751
305,000	Macquarie Bank, Ltd., 5.000%, 2/22/17(b)	332,784
250,000	Manufacturers & Traders Trust Co., BKNT, 0.534%, 3/7/16(a)	249,538
340,000	Manufacturers & Traders Trust Co., BKNT, 1.250%, 1/30/17	340,467
390,000	Manulife Financial Corp., 3.400%, 9/17/15	404,239
880,000	Morgan Stanley, 4.750%, 3/22/17	960,369
1,000,000	Murray Street Investment Trust I, STEP, 4.647%, 3/9/17	1,080,133
250,000	National Rural Utilities Cooperative Finance Corp., 1.100%, 1/27/17	249,110
330,000	Nordea Bank AB, 1.250%, 4/4/17(b)(d)	329,083
290,000	PNC Bank NA, BKNT, 1.125%, 1/27/17	289,008
350,000	Principal Financial Group, Inc., 1.850%, 11/15/17	350,988
500,000	Prudential Financial, Inc., MTN, 3.000%, 5/12/16	521,021
570,000	Reinsurance Group of America, Inc., 5.625%, 3/15/17	624,110
328,000	Royal Bank of Scotland Group PLC, 5.000%, 10/1/14	332,502
325,000	Simon Property Group LP, REIT, 5.750%, 12/1/15	348,195
350,000	Sirius International Group, Ltd., 6.375%, 3/20/17(b)	390,860
400,000	Standard Chartered Bank, 6.400%, 9/26/17(b)	453,048
435,000	SunTrust Banks, Inc., 3.600%, 4/15/16	457,436
250,000	Tanger Properties LP, REIT, 6.150%, 11/15/15	270,888
400,000	Toronto-Dominion Bank (The), MTN, Series 1, 0.786%, 4/30/18(a)	402,264
375,000	Transatlantic Holdings, Inc., 5.750%, 12/14/15	404,366
400,000	Travelers Cos, Inc. (The), 6.250%, 6/20/16	445,672
350,000	UBS AG, MTN, 5.875%, 7/15/16	386,235
280,000	Union Bank NA, BKNT, 3.000%, 6/6/16	292,696
500,000	US Bank NA, 3.778%, 4/29/20(a)	514,515
800,000	Wachovia Corp., 5.625%, 10/15/16	887,641
395,000	WCI Finance LLC/WEA Finance LLC, 5.700%, 10/1/16(b)	438,243
355,000	WR Berkley Corp., 5.600%, 5/15/15	371,944

		30,105,656

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Health Care (2.5%)
$ 400,000	DaVita HealthCare Partners, Inc., 6.375%, 11/1/18(c)	$420,500
440,000	DENTSPLY International, Inc., 2.750%, 8/15/16	455,340
260,000	HCA, Inc., 8.500%, 4/15/19	271,960
250,000	Mylan, Inc., 7.875%, 7/15/20(b)	280,243
250,000	Ventas Realty LP, 1.550%, 9/26/16	252,193
500,000	Zoetis, Inc., 1.150%, 2/1/16	501,987

		2,182,223

	Industrials (3.0%)
270,000	Bombardier, Inc., 4.250%, 1/15/16(b)	280,800
300,000	CNH Capital, LLC, 3.875%, 11/1/15	308,250
350,000	Equifax, Inc., 4.450%, 12/1/14	358,629
350,000	Equifax, Inc., 6.300%, 7/1/17	397,879
450,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 2.500%, 3/15/16(b)	461,240
350,000	Textron, Inc., 6.200%, 3/15/15	367,403
343,000	United Rentals North America, Inc., 9.250%, 12/15/19	379,187

		2,553,388

	Information Technology (0.4%)
395,000	Altera Corp., 1.750%, 5/15/17	397,647

	Materials (1.3%)
250,000	ArcelorMittal USA, LLC, 6.500%, 4/15/14	250,393
450,000	Vale Overseas, Ltd., 6.250%, 1/11/16	488,390
380,000	Xstrata Finance Canada, Ltd., 2.050%, 10/23/15(b)	384,368

		1,123,151

	Telecommunication Services (2.3%)
330,000	America Movil SAB de CV, 2.375%, 9/8/16	339,570
375,000	America Movil SAB de CV, 1.234%, 9/12/16(a)	379,181
300,000	Crown Castle Towers, LLC, 4.523%, 1/15/15(b)	306,869
300,000	SBA Telecommunications, Inc., 8.250%, 8/15/19	318,375
610,000	Verizon Communications, Inc., 1.763%, 9/15/16(a)	627,497

		1,971,492

	Utilities (2.0%)
300,000	CMS Energy Corp., 4.250%, 9/30/15	314,171
450,000	Duke Energy Corp., 2.150%, 11/15/16	462,151
400,000	Electricite de France, 1.150%, 1/20/17(b)	399,353
270,000	PSEG Power, LLC, 5.500%, 12/1/15	290,055
250,000	Southern Power Co., Series D, 4.875%, 7/15/15	262,813

		1,728,543

	Total Corporate Bonds (Cost $51,701,112)	51,814,647

FOREIGN GOVERNMENT BOND (0.5%)

	Columbia (0.5%)
400,000	Republic of Colombia, 8.250%, 12/22/14	420,800

	Total Foreign Government Bond (Cost $421,058)	420,800

Continued

Sterling Capital Short Duration Bond Fund
Schedule of Portfolio Investments — (continued)
March 31, 2014 (Unaudited)

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES (0.1%)

	Fannie Mae (0.1%)
$ 53,330	6.500%, 4/1/16, Pool #253706	$55,089

	Total Mortgage-Backed Securities (Cost $53,449)	55,089

MUNICIPAL BONDS (3.7%)

	Illinois (1.5%)
250,000	Chicago, IL, Midway International Airport Refunding Revenue, Taxable, Series C, 1.320%, 1/1/16	252,777
1,000,000	State of Illinois, Build America Bonds, Transit Improvements G.O., 4.200%, 7/1/14	1,009,070

		1,261,847

	Maine (0.3%)
250,000	Maine Municipal Bond Bank, Miscellaneous Purpose Revenue, Taxable, 1.708%, 6/1/16	254,540

	New Jersey (0.4%)
320,000	New Jersey Economic Development Authority, School Facilities Construction Refunding Revenue, Series 00, 1.059%, 3/1/16	322,102

	South Carolina (0.6%)
500,000	South Carolina State Public Service Authority, Libor Index Refunding Revenue, Taxable, Series D, Callable 12/1/15 @ 100, 1.255%, 6/1/16(a)	502,485

	Virginia (0.5%)
230,000	City of Danville, VA, Refunding G.O., Series B, Taxable (Assured Guaranty, State Aid Withholding), 4.550%, 3/1/15	238,041
200,000	City of Danville, VA, Refunding G.O., Series B, Taxable (Assured Guaranty, State Aid Withholding), 4.550%, 3/1/15	207,814

		445,855

	Washington (0.4%)
390,000	Providence Health & Services Obligated Group Revenue, Taxable, 1.197%, 10/1/17(a)	387,806

	Total Municipal Bonds (Cost $3,140,000)	3,174,635

U.S. TREASURY NOTES (1.1%)
1,000,000	0.625%, 5/31/17	988,438

	Total U.S. Treasury Notes (Cost $987,557)	988,438

Shares		Fair Value
PREFERRED STOCKS (0.5%)

	Financials (0.2%)
6,925	Aegon NV, 7.250%	$178,942

	Utilities (0.3%)
10,800	Dominion Resources, Inc., Series A, 8.375%	275,400

	Total Preferred Stocks (Cost $464,759)	454,342

MONEY MARKET FUND (1.5%)
1,316,423	Federated Treasury Obligations Fund, Institutional Shares	1,316,423

	Total Money Market Fund (Cost $1,316,423)	1,316,423

Total Investments — 99.6% (Cost $85,940,210)		85,763,695
Net Other Assets (Liabilities) — 0.4%		314,945

NET ASSETS — 100.0%		$86,078,640

(a)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2014. The maturity date reflected is the final maturity date.

(b)

Rule 144A, Section 4(2) or other security which is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(c)	Represents that all or a portion of the security was pledged as collateral for securities purchased on a when-issued basis.
(d)	Represents security purchased on a when-issued basis. At March 31, 2014, total cost of investments purchased on a when-issued basis was $329,083.

BKNT — Bank Note

G.O. — General Obligation

MTN — Medium Term Note

REIT — Real Estate Investment Trust

STEP — Step Coupon Bond

See accompanying Notes to the Financial Statements.

Sterling Capital Intermediate U.S. Government Fund
Schedule of Portfolio Investments
March 31, 2014 (Unaudited)

Principal Amount		Fair Value
COLLATERALIZED MORTGAGEOBLIGATIONS (8.0%)
$ 1,362,877	Fannie Mae, Series 2010-129, Class NA, 3.500%, 3/25/25	$1,431,933
1,128,021	Freddie Mac, Series 3644, Class BA, 4.500%, 2/15/29	1,190,738
504,909	Ginnie Mae, Series 1999-17, Class F, 0.455%, 5/16/29(a)	506,546

	Total Collateralized Mortgage Obligations (Cost $3,065,420)	3,129,217

CORPORATE BONDS (7.8%)

	Financials (7.8%)
500,000	Barclays Bank PLC, 3.900%, 4/7/15	517,058
500,000	General Electric Capital Corp., MTN, 3.500%, 6/29/15	518,310
500,000	JPMorgan Chase & Co., GMTN, 1.100%, 10/15/15	502,052
1,000,000	MBNA Corp., 5.000%, 6/15/15	1,045,734
500,000	Morgan Stanley, 2.125%, 4/25/18	498,905

	Total Corporate Bonds (Cost $3,011,036)	3,082,059

FOREIGN GOVERNMENT BOND (0.7%)

	Poland (0.7%)
250,000	Republic of Poland, 6.375%, 7/15/19	293,313

	Total Foreign Government Bond (Cost $290,308)	293,313

MORTGAGE-BACKED SECURITIES (17.9%)

	Fannie Mae (9.2%)
1,883,820	3.584%, 9/1/20, Pool #FN0000	1,990,350
259,304	5.500%, 1/1/33, Pool #678321	285,899
1,011,312	5.000%, 7/1/33, Pool #724965	1,106,113
216,968	6.000%, 7/1/37, Pool #938378	236,961

		3,619,323

	Freddie Mac (7.7%)
2,884,202	3.500%, 12/1/25, Pool #G14007	3,028,475

	Ginnie Mae (1.0%)
353,371	5.000%, 11/20/38, Pool #4283	373,060

	Total Mortgage-Backed Securities (Cost $6,596,677)	7,020,858

MUNICIPAL BONDS (2.1%)

	Illinois (2.1%)
810,000	Village of Rosemont, IL, Corporate Purpose, Refunding G.O., Taxable, Series B (AGM), 2.389%, 12/1/17	812,924

	Total Municipal Bonds (Cost $810,000)	812,924

U.S. GOVERNMENT AGENCIES (37.6%)

	Fannie Mae (14.0%)
300,000	1.250%, 12/27/19, STEP	297,854

Principal Amount		Fair Value
U.S. GOVERNMENT AGENCIES — (continued)

	Fannie Mae — (continued)
$ 2,000,000	6.250%, 5/15/29	$2,629,898
1,820,000	7.125%, 1/15/30	2,586,948

		5,514,700

	Federal Farm Credit Bank (8.6%)
3,000,000	4.670%, 2/27/18	3,363,885

	Federal Home Loan Bank (7.5%)
2,000,000	1.250%, 1/17/23, Series 0000, STEP	1,977,484
1,000,000	1.000%, 11/8/27, Series 0001, STEP	993,091

		2,970,575

	Freddie Mac (7.5%)
500,000	4.875%, 6/13/18	568,906
1,500,000	3.750%, 3/27/19	1,636,129
750,000	2.375%, 1/13/22	734,615

		2,939,650

	Total U.S. Government Agencies (Cost $14,636,704)	14,788,810

U.S. TREASURY NOTES (23.2%)
2,000,000	0.250%, 4/30/14	2,000,234
5,000,000	0.625%, 7/15/14	5,008,010
1,000,000	3.000%, 8/31/16	1,057,031
1,000,000	3.000%, 2/28/17	1,061,172

	Total U.S. Treasury Notes (Cost $9,135,286)	9,126,447

Shares
MONEY MARKET FUND (2.2%)
857,921	Federated Treasury Obligations Fund, Institutional Shares	857,921

	Total Money Market Fund (Cost $857,921)	857,921

Total Investments — 99.5% (Cost $38,403,352)		39,111,549
Net Other Assets (Liabilities) — 0.5%		195,424

NET ASSETS — 100.0%		$39,306,973

(a)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2014. The maturity date reflected is the final maturity date.

AGM — Assured Guaranty Municipal Corp.

G.O. — General Obligation

GMTN — Global Medium Term Note

MTN — Medium Term Note

STEP — Step Coupon Bond

See accompanying Notes to the Financial Statements.

Sterling Capital Total Return Bond Fund
Schedule of Portfolio Investments
March 31, 2014 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES (4.2%)
$ 1,358,646	Argent Securities, Inc. Pass Through Certificates, Series 2005-W3, Class A2D, 0.494%, 11/25/35(a)	$1,280,654
8,272,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2012-3A, Class A, 2.100%, 3/20/19(b)	8,315,188
646,956	Credit-Based Asset Servicing and Securitization, LLC, Series 2005-CB5, Class AF2, STEP, 4.831%, 8/25/35	656,219
2,590,304	Long Beach Mortgage Loan Trust, Series 2006-WL2, Class 2A3, 0.354%, 1/25/36(a)	2,411,632
1,027,068	Park Place Securities, Inc. Pass Through Certificates, Series 2005-WHQ1, Class M2, 0.654%, 3/25/35(a)	1,017,334
5,422,483	Securitized Asset Backed Receivables, LLC Trust, Series 2005-OP2, Class A2C, 0.474%, 10/25/35(a)	5,248,117

	Total Asset Backed Securities (Cost $18,852,645)	18,929,144

COLLATERALIZED MORTGAGE OBLIGATIONS (9.1%)
851,119	Adjustable Rate Mortgage Trust, Series 2004-5, Class 4A1, 4.905%, 4/25/35(a)	846,129
1,033,453	Banc of America Alternative Loan Trust, Series 2004-10, Class 1CB1, 6.000%, 11/25/34	1,095,458
1,686,523	Banc of America Funding Trust, Series 2006-2, Class 3A1, 6.000%, 3/25/36	1,712,600
318,330	Banc of America Mortgage Trust, Series 2005-3, Class 1A24, 5.500%, 4/25/35	332,045
164,802	Citicorp Mortgage Securities, Inc., Series 2005-1, Class 1A2, 5.000%, 2/25/35	165,321
265,253	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 3CB2, 6.500%, 8/25/19	281,294
1,105,779	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.000%, 10/25/34	1,160,196
546,271	Countrywide Home Loan Mortgage Pass Through Trust, Series 2002-38, Class A3, 5.000%, 2/25/18	546,910
61,865	Countrywide Home Loan Mortgage Pass Through Trust, Series 2003-28, Class A3, 4.500%, 8/25/33	62,237
227,841	Countrywide Home Loan Mortgage Pass Through Trust, Series 2003-J7, Class 1A3, 5.250%, 8/25/33	232,345
357,767	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-3, Class A4, 5.750%, 4/25/34	369,929
62,286	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-J4, Class A3, 5.500%, 11/25/35	62,367
217,800	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-2, Class 4A1, 5.250%, 2/25/20	219,041
796,588	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 2A1, 6.500%, 2/25/34	844,666
441,387	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-6, Class 2A3, 5.500%, 7/25/35	461,065
3,729,629	Fannie Mae, Series 2011-38, Class D, 4.500%, 5/25/41	4,055,297

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
$ 1,879,285	Freddie Mac, Series 3768, Class V, 4.000%, 11/15/23	$2,023,620
1,054,975	Freddie Mac, Series 3632, Class PK, 5.000%, 2/15/40	1,170,096
4,786,561	Freddie Mac, Series 4077, Class PJ, 3.500%, 11/15/40	5,017,809
1,435,759	Ginnie Mae, Series 2008-51, Class PG, 5.000%, 6/20/38	1,556,159
1,101,824	MASTR Alternative Loan Trust, Series 2003-5, Class 8A1, 5.500%, 6/25/33	1,114,382
1,044,029	MASTR Alternative Loan Trust, Series 2004-13, Class 3A1, 6.500%, 1/25/35	1,086,181
200,615	MASTR Asset Securitization Trust, Series 2003-4, Class 5A1, 5.500%, 5/25/33	206,355
31,370	MASTR Asset Securitization Trust, Series 2005-2, Class 1A1, 5.250%, 11/25/35	31,396
526,241	MASTR Seasoned Securitization Trust, Series 2005-2, Class 1A1, 5.130%, 10/25/32	529,794
1,716,529	PHHMC Trust, Series 2007-6, Class A1, 5.633%, 12/18/37(a)	1,742,875
230,910	RAAC Trust, Series 2004-SP3, Class AI5, 4.890%, 12/25/32(a)	236,309
1,638,122	RAAC Trust, Series 2004-SP1, Class AI3, STEP, 5.618%, 3/25/34	1,678,552
1,257,118	RALI Trust, Series 2005-QR1, Class A, 6.000%, 10/25/34	1,314,001
675,438	Residential Asset Securitization Trust, Series 2004-IP2, Class 4A, 2.494%, 12/25/34(a)	675,231
2,127,749	Specialty Underwriting & Residential Finance Trust, Series 2004-AA1, Class 1A1, 5.000%, 10/25/34	2,151,846
1,756,251	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 4A1, 2.434%, 6/25/34(a)	1,779,723
1,045,952	Structured Asset Securities Corp. Mortgage Pass Through Certificates, Series 2003-10, Class A, 6.000%, 4/25/33	1,086,075
731,860	Structured Asset Securities Corp. Trust, Series 2005-6, Class 5A2, 5.000%, 5/25/35	748,696
405,816	Structured Asset Securities Corp. Trust, Series 2005-6, Class 5A1, 5.000%, 5/25/35	413,814
244,962	Wells Fargo Mortgage Backed Securities Trust, Series 2007-3, Class 3A1, 5.500%, 4/25/22	252,827
1,374,344	Wells Fargo Mortgage Backed Securities Trust, Series 2004-BB, Class A2, 2.615%, 1/25/35(a)	1,391,652
727,288	Wells Fargo Mortgage Backed Securities Trust, Series 2005-4, Class A4, 5.000%, 4/25/35	747,870
1,450,949	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 6A3, 2.629%, 10/25/35(a)	1,463,277
414,673	Wells Fargo Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.000%, 12/28/37	428,530

	Total Collateralized Mortgage Obligations (Cost $40,574,184)	41,293,970

Continued

Sterling Capital Total Return Bond Fund
Schedule of Portfolio Investments — (continued)
March 31, 2014 (Unaudited)

Principal Amount	Fair Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (18.0%)
$ 3,483,834	Banc of America Commercial Mortgage Trust, Series 2006-3, Class A4, 5.889%, 7/10/44(a)	$3,767,697
4,000,000	Banc of America Commercial Mortgage Trust, Series 2006-5, Class A4, 5.414%, 9/10/47	4,316,624
95,988	Banc of America Commercial Mortgage Trust, Series 2007-2, Class A2, 5.611%, 4/10/49(a)	97,123
3,138,000	Banc of America Commercial Mortgage Trust, Series 2007-5, Class A4, 5.492%, 2/10/51	3,415,161
2,500,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-1, Class AJ, 5.290%, 11/10/42(a)	2,588,348
1,560,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM, 4.727%, 7/10/43	1,608,167
5,289,000	BCAP, LLC Trust, Series 2013-RR4, Class A4A2, 2.000%, 2/13/51(b)	5,200,520
2,000,000	Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A4, 5.700%, 6/11/50	2,244,498
4,800,000	CD Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.322%, 12/11/49	5,253,173
3,018,000	COMM Mortgage Trust, Series 2013-CR11, Class A4, 4.258%, 10/10/46	3,182,780
1,500,000	Commercial Mortgage Loan Trust, Series 2008-LS1, Class ASM, 6.003%, 12/10/49(a)	1,672,266
3,845,000	Commercial Mortgage Trust, Series 2005-GG5, Class AM, 5.277%, 4/10/37(a)	4,068,633
2,828,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1, Class AJ, 5.075%, 2/15/38(a)	2,910,696
3,000,000	GS Mortgage Securities Trust, Series 2014-GC18, Class A4, 4.074%, 1/10/47	3,100,542
4,066,344	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class A4, 5.552%, 5/12/45	4,391,367
2,250,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class B, 5.013%, 2/15/46(a)(b)	2,435,085
2,500,000	LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class A4, 5.424%, 2/15/40	2,743,820
500,000	Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class AJ, 5.263%, 9/12/42(a)	516,397
1,818,180	Merrill Lynch Mortgage Trust, Series 2008-C1, Class A4, 5.690%, 2/12/51	2,031,364
4,500,000	Morgan Stanley Capital I Trust, Series 2008-T29, Class A4, 6.281%, 1/11/43(a)	5,180,198
2,390,000	Morgan Stanley Capital I Trust, Series 2006-HQ8, Class AM, 5.467%, 3/12/44(a)	2,563,297
4,482,000	Morgan Stanley Capital I Trust, Series 2007-IQ14, Class A5, 5.696%, 4/15/49(a)	4,982,160
1,050,000	Wachovia Bank Commercial Mortgage Trust, Series 2004-C11, Class B, 5.306%, 1/15/41(a)	1,072,714
767,284	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A3, 5.246%, 12/15/43	768,466
2,095,143	Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A3, 5.765%, 7/15/45(a)	2,253,278

Principal Amount	Fair Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$ 4,164,624	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4, 5.572%, 10/15/48	$4,522,224
2,000,000	WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class B, 5.174%, 2/15/44(a)(b)	2,186,976
2,600,000	WF-RBS Commercial Mortgage Trust, Series 2014-LC14, Class A5, 4.045%, 3/15/47(a)	2,674,274

	Total Commercial Mortgage-Backed Securities (Cost $82,289,489)	81,747,848

CORPORATE BONDS (41.7%)

	Consumer Discretionary (3.7%)
753,000	21st Century Fox America, Inc., 5.400%, 10/1/43	810,659
1,100,000	ERAC USA Finance, LLC, 5.625%, 3/15/42(b)	1,201,822
1,187,000	Ford Motor Co., 7.450%, 7/16/31	1,523,065
1,624,000	General Motors Financial Co., Inc., 2.750%, 5/15/16	1,645,274
905,000	Grupo Televisa SAB, 6.000%, 5/15/18	1,014,905
1,130,000	Interpublic Group of Cos., Inc. (The), 3.750%, 2/15/23	1,098,805
1,443,000	Lear Corp., 5.375%, 3/15/24	1,468,253
601,000	NBCUniversal Media, LLC, 5.950%, 4/1/41	709,452
791,000	Royal Caribbean Cruises, Ltd., 11.875%, 7/15/15	895,808
1,575,000	Service Corp. International, 7.000%, 5/15/19	1,667,531
1,325,000	Time Warner Cable, Inc., 4.000%, 9/1/21	1,374,517
1,250,000	Toll Brothers Finance Corp., 6.750%, 11/1/19	1,418,750
1,050,000	Viacom, Inc., 5.850%, 9/1/43	1,153,777
862,000	Wyndham Worldwide Corp., 5.625%, 3/1/21	941,772

		16,924,390

	Consumer Staples (1.1%)
1,240,000	Altria Group, Inc., 5.375%, 1/31/44	1,296,289
1,052,000	CVS Caremark Corp., 6.125%, 9/15/39	1,268,517
1,433,000	Embotelladora Andina SA, 5.000%, 10/1/23(b)	1,490,741
720,000	Lorillard Tobacco Co., 6.875%, 5/1/20	842,034

		4,897,581

	Energy (6.1%)
1,100,000	Access Midstream Partners LP/ACMP Finance Corp., 6.125%, 7/15/22	1,183,875
523,000	Access Midstream Partners LP/ACMP Finance Corp., 4.875%, 3/15/24	521,693
1,272,000	BP Capital Markets PLC, 1.375%, 11/6/17	1,266,948
1,028,000	Buckeye Partners LP, 4.150%, 7/1/23	1,025,257
1,396,000	Chesapeake Energy Corp., 3.250%, 3/15/16	1,409,960
1,904,000	CNOOC Finance, Ltd., 1.750%, 5/9/18	1,857,280
1,203,000	Denbury Resources, Inc., 8.250%, 2/15/20	1,308,263
1,198,000	Energy Transfer Partners LP, 9.000%, 4/15/19	1,503,321
1,180,000	Enterprise Products Operating, LLC, 5.950%, 2/1/41	1,350,996
1,562,000	Kinder Morgan Energy Partners LP, 5.000%, 3/1/43	1,487,224
856,000	NuStar Logistics LP, 8.150%, 4/15/18	975,840
932,000	Petrobras Global Finance BV, 2.000%, 5/20/16	923,845
1,086,000	Petrobras International Finance Co., 3.500%, 2/6/17	1,097,731
1,600,000	Petrofac, Ltd., 3.400%, 10/10/18(b)	1,630,146
1,226,000	Petrohawk Energy Corp., 6.250%, 6/1/19	1,333,275

Continued

Sterling Capital Total Return Bond Fund
Schedule of Portfolio Investments — (continued)
March 31, 2014 (Unaudited)

Principal Amount	Fair Value

CORPORATE BONDS — (continued)

	Energy — (continued)
$ 992,000	Phillips 66, 5.875%, 5/1/42	$1,147,676
975,000	Plains Exploration & Production Co., 6.500%, 11/15/20	1,073,719
954,000	Regency Energy Partners LP/Regency Energy Finance Corp., 6.500%, 7/15/21	1,023,165
1,127,000	Schlumberger Investment SA, 3.300%, 9/14/21(b)	1,149,826
1,183,000	Shell International Finance BV, 4.550%, 8/12/43	1,222,745
1,490,000	Statoil ASA, 4.800%, 11/8/43	1,591,625
1,150,000	Western Gas Partners LP, 4.000%, 7/1/22	1,139,941
706,000	Williams Partners LP, 4.300%, 3/4/24	709,130

		27,933,481

	Financials (22.1%)
800,000	Affiliated Managers Group, Inc., 4.250%, 2/15/24	804,811
892,000	Alexandria Real Estate Equities, Inc., REIT, 4.600%, 4/1/22	921,710
1,250,000	Ally Financial, Inc., 2.750%, 1/30/17	1,262,500
3,075,000	American International Group, Inc., 3.800%, 3/22/17	3,289,943
1,624,000	Aspen Insurance Holdings, Ltd., 4.650%, 11/15/23	1,639,686
1,279,000	Associates Corp. of North America, 6.950%, 11/1/18	1,522,400
2,835,000	Bank of America Corp., MTN, 6.875%, 4/25/18	3,343,344
1,147,000	Bank of America Corp., MTN, 5.875%, 2/7/42	1,326,253
1,074,000	Bank of America Corp., Series K, 8.000%, 7/29/49(a)	1,216,305
1,299,000	Bank of New York Mellon Corp. (The), STEP, 1.969%, 6/20/17	1,325,067
2,573,000	Bear Stearns Cos., LLC (The), 5.550%, 1/22/17	2,852,767
1,132,000	Blackstone Holdings Finance Co., LLC, 6.625%, 8/15/19(b)	1,324,689
1,055,000	Carlyle Holdings Finance, LLC, 3.875%, 2/1/23(b)	1,051,099
1,772,000	CBRE Services, Inc., 6.625%, 10/15/20	1,891,610
1,500,000	CIT Group, Inc., 4.250%, 8/15/17	1,571,250
960,000	Citigroup, Inc., 5.875%, 1/30/42	1,101,907
1,365,000	CNA Financial Corp., 7.350%, 11/15/19	1,672,013
1,378,000	Corrections Corp. of America, REIT, 4.125%, 4/1/20	1,360,775
1,474,000	CubeSmart LP, REIT, 4.800%, 7/15/22	1,561,131
1,308,000	Duke Realty LP, REIT, 7.375%, 2/15/15	1,382,229
664,000	First American Financial Corp., 4.300%, 2/1/23	650,852
1,038,000	General Electric Capital Corp., GMTN, 6.875%, 1/10/39	1,366,985
2,699,000	General Electric Capital Corp., Series B, 6.250%, 12/29/49(a)	2,887,930
1,327,000	Goldman Sachs Group, Inc. (The), 6.250%, 2/1/41	1,575,740
1,025,000	Goodman Funding Pty, Ltd., REIT, 6.375%, 11/12/20(b)	1,159,698
2,100,000	Health Care REIT, Inc., 4.950%, 1/15/21	2,281,763
1,300,000	Healthcare Realty Trust, Inc., REIT, 3.750%, 4/15/23	1,237,144
1,676,000	Healthcare Trust of America Holdings LP, REIT, 3.700%, 4/15/23	1,595,993
972,000	Host Hotels & Resorts LP, REIT, Series D, 3.750%, 10/15/23	941,305

Principal Amount	Fair Value

CORPORATE BONDS — (continued)

	Financials — (continued)
$ 2,513,000	HSBC Finance Corp., 6.676%, 1/15/21	$ 2,932,523
1,061,000	Invesco Finance PLC, 3.125%, 11/30/22	1,027,270
1,036,000	Jefferies Group, LLC, 8.500%, 7/15/19	1,273,193
1,376,000	Jones Lang LaSalle, Inc., 4.400%, 11/15/22	1,344,640
570,000	JPMorgan Chase & Co., 5.600%, 7/15/41	645,889
1,347,000	JPMorgan Chase & Co., Series 1, 7.900%, 4/29/49(a)	1,522,110
742,000	Kimco Realty Corp., REIT, MTN, 5.783%, 3/15/16	809,009
975,000	Liberty Mutual Group, Inc., 7.800%, 3/15/37(b)	1,082,250
980,000	Macquarie Bank, Ltd., 5.000%, 2/22/17(b)	1,069,274
952,000	Macquarie Bank, Ltd., 6.625%, 4/7/21(b)	1,077,100
946,000	Massachusetts Mutual Life Insurance Co., 8.875%, 6/1/39(b)	1,438,666
2,526,000	Morgan Stanley, 5.375%, 10/15/15	2,692,931
3,486,000	Morgan Stanley, GMTN, 6.625%, 4/1/18	4,063,843
4,627,000	Murray Street Investment Trust I, STEP, 4.647%, 3/9/17	4,997,775
1,120,000	National Rural Utilities Cooperative Finance Corp., 4.750%, 4/30/43(a)	1,058,400
762,000	Nationwide Mutual Insurance Co., 9.375%, 8/15/39(b)	1,120,626
1,187,000	Pacific LifeCorp, 5.125%, 1/30/43(b)	1,172,633
500,000	PNC Bank NA, BKNT, 4.875%, 9/21/17	552,707
1,007,000	PNC Bank NA, BKNT, 6.000%, 12/7/17	1,155,711
1,450,000	ProAssurance Corp., 5.300%, 11/15/23	1,536,843
1,305,000	Prudential Financial, Inc., 8.875%, 6/15/38(a)	1,598,625
1,148,571	Prudential Holdings, LLC, 8.695%, 12/18/23(b)	1,446,873
1,065,000	Reinsurance Group of America, Inc., 5.625%, 3/15/17	1,166,100
1,100,000	Retail Opportunity Investments Partnership LP, REIT, 5.000%, 12/15/23	1,140,693
1,340,000	Royal Bank of Canada, GMTN, 2.200%, 7/27/18	1,348,715
1,096,000	Royal Bank of Scotland Group PLC, 5.000%, 10/1/14	1,111,045
1,937,000	Royal Bank of Scotland Group PLC, 6.125%, 12/15/22	2,028,576
1,473,000	Simon Property Group LP, REIT, 10.350%, 4/1/19	1,993,573
1,014,000	Sirius International Group, Ltd., 6.375%, 3/20/17(b)	1,132,376
1,350,000	Standard Chartered Bank, 6.400%, 9/26/17(b)	1,529,037
1,245,000	SunTrust Banks, Inc., 3.500%, 1/20/17	1,314,386
927,000	Transatlantic Holdings, Inc., 8.000%, 11/30/39	1,222,294
805,000	Validus Holdings, Ltd., 8.875%, 1/26/40	1,119,481
2,109,000	Wachovia Bank NA, MTN, 5.600%, 3/15/16	2,292,437
1,225,000	Wachovia Corp., 5.500%, 8/1/35	1,334,111

		100,470,614

	Health Care (1.4%)
1,136,000	DaVita HealthCare Partners, Inc., 6.625%, 11/1/20	1,216,940
1,190,000	DENTSPLY International, Inc., 2.750%, 8/15/16	1,231,487
766,000	Fresenius US Finance II, Inc., 9.000%, 7/15/15(b)	838,770
716,000	HCA, Inc., 8.500%, 4/15/19	748,936
814,000	Mylan, Inc., 7.875%, 7/15/20(b)	912,473
1,114,000	Ventas Realty LP, 5.700%, 9/30/43	1,257,542

		6,206,148

Continued

Sterling Capital Total Return Bond Fund
Schedule of Portfolio Investments — (continued)
March 31, 2014 (Unaudited)

Principal Amount	Fair Value

CORPORATE BONDS — (continued)

	Industrials (2.1%)
$ 1,101,000	Burlington Northern Santa Fe, LLC, 4.950%, 9/15/41	$1,134,919
1,205,000	CNH Capital, LLC, 3.875%, 11/1/15	1,238,138
389,000	Ingersoll-Rand Global Holding Co., Ltd., 2.875%, 1/15/19(b)	387,843
942,500	Nielsen Finance, LLC/Nielsen Finance Co., 4.500%, 10/1/20	949,569
1,335,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 3.125%, 5/11/15(b)	1,367,893
1,298,000	Ryder System, Inc., MTN, 2.350%, 2/26/19	1,283,064
830,000	Textron, Inc., 3.650%, 3/1/21	833,250
1,013,000	United Rentals North America, Inc., 7.375%, 5/15/20	1,118,099
1,060,000	Verisk Analytics, Inc., 5.800%, 5/1/21	1,176,263

		9,489,038

	Information Technology (0.5%)
950,000	Altera Corp., 1.750%, 5/15/17	956,365
1,214,000	Samsung Electronics America, Inc., 1.750%, 4/10/17(b)	1,216,294

		2,172,659

	Materials (2.1%)
1,019,000	FMG Resources (August 2006) Pty, Ltd., 6.875%, 4/1/22(b)	1,097,973
1,248,000	Louisiana-Pacific Corp., 7.500%, 6/1/20	1,382,160
1,140,000	LYB International Finance BV, 4.875%, 3/15/44	1,137,942
1,214,000	Mosaic Co. (The), 5.450%, 11/15/33	1,312,515
1,203,000	Rock-Tenn Co., 4.900%, 3/1/22	1,286,338
1,200,000	Rockwood Specialties Group, Inc., 4.625%, 10/15/20	1,239,000
2,060,000	Xstrata Finance Canada, Ltd., 4.250%, 10/25/22(b)	2,008,772

		9,464,700

	Telecommunication Services (1.3%)
681,000	British Telecommunications PLC, 9.625%, 12/15/30	1,052,704
1,185,000	Crown Castle Towers, LLC, 6.113%, 1/15/20(b)	1,358,376
890,000	Telefonica Emisiones SAU, 5.134%, 4/27/20	962,201
2,226,000	Verizon Communications, Inc., 6.550%, 9/15/43	2,708,897

		6,082,178

	Utilities (1.3%)
895,000	CMS Energy Corp., 8.750%, 6/15/19	1,148,894
1,004,000	Progress Energy, Inc., 3.150%, 4/1/22	986,254
1,477,000	PSEG Power, LLC, 2.450%, 11/15/18	1,477,523
1,847,000	Puget Energy, Inc., 5.625%, 7/15/22	2,105,006

		5,717,677

	Total Corporate Bonds (Cost $184,856,317)	189,358,466

FOREIGN GOVERNMENT BONDS (1.5%)

	Columbia (0.4%)
1,950,000	Republic of Colombia, 5.625%, 2/26/44	2,045,550

	Mexico (0.8%)
1,094,000	United Mexican States, 5.550%, 1/21/45	1,162,375
2,628,000	United Mexican States, MTN, 4.750%, 3/8/44	2,496,600

		3,658,975

Principal Amount	Fair Value

FOREIGN GOVERNMENT BONDS — (continued)

	Poland (0.3%)
$ 1,302,000	Republic of Poland, 3.000%, 3/17/23	$1,217,370

	Total Foreign Government Bonds (Cost $6,533,478)	6,921,895

MORTGAGE-BACKED SECURITIES (11.0%)

	Fannie Mae (5.9%)
50,035	5.000%, 8/1/20, Pool #832058	53,233
168,657	6.000%, 7/1/22, Pool #944967	184,431
197,974	5.000%, 9/1/25, Pool #255892	215,617
1,749,852	4.000%, 2/1/32, Pool #MA0977	1,850,615
172,268	6.500%, 1/1/35, Pool #809198	193,477
70,085	6.000%, 4/1/35, Pool #735503	78,811
61,329	7.000%, 6/1/35, Pool #255820	69,177
92,182	7.000%, 6/1/35, Pool #830686	100,116
276,015	6.500%, 3/1/36, Pool #866062	309,987
204,049	6.500%, 7/1/36, Pool #885493	228,899
2,374,292	5.500%, 8/1/37, Pool #995082	2,640,696
1,277,836	4.500%, 10/1/39, Pool #AC2645	1,364,294
1,037,032	5.000%, 6/1/40, Pool #AD4927	1,132,752
700,392	5.000%, 6/1/40, Pool #AD8718	764,784
2,756,796	4.500%, 12/1/40, Pool #AH1100	2,941,757
2,248,350	4.500%, 5/1/41, Pool #AI1023	2,399,893
3,251,760	4.000%, 9/1/41, Pool #AI3940	3,380,806
3,290,162	4.000%, 1/1/42, Pool #MA0956	3,420,512
5,327,631	3.500%, 5/1/43, Pool #AB9368	5,363,672

		26,693,529

	Freddie Mac (4.3%)
282,149	5.500%, 10/1/21, Pool #G12425	307,143
270,023	5.000%, 12/1/21, Pool #J04025	286,415
325,361	5.000%, 7/1/25, Pool #C90908	353,003
5,232,565	2.500%, 1/1/28, Pool #J22069	5,235,400
523,570	4.000%, 11/1/31, Pool #C91410	552,072
1,973,786	3.500%, 4/1/32, Pool #C91437	2,032,166
3,114,263	3.500%, 7/1/32, Pool #C91467	3,206,329
35,584	6.000%, 7/1/35, Pool #A36304	39,500
288,457	5.000%, 3/1/36, Pool #G08115	313,987
119,009	6.500%, 5/1/36, Pool #A48509	133,496
85,362	5.000%, 7/1/36, Pool #G02291	92,766
880,751	6.500%, 9/1/36, Pool #G08152	986,057
542,940	5.000%, 2/1/37, Pool #A57714	589,028
313,691	4.500%, 10/1/39, Pool #A89346	334,485
1,154,496	5.000%, 6/1/40, Pool #C03479	1,255,052
857,984	3.782%, 7/1/40, Pool #1B4948(a)	897,317
2,665,396	5.000%, 7/1/40, Pool #A93070	2,897,776

		19,511,992

	Ginnie Mae (0.8%)
680,307	5.000%, 2/15/40, Pool #737037	746,487
2,596,735	4.500%, 9/20/40, Pool #4801	2,812,341

		3,558,828

	Total Mortgage-Backed Securities (Cost $49,244,359)	49,764,349

Continued

Sterling Capital Total Return Bond Fund
Schedule of Portfolio Investments — (continued)
March 31, 2014 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS (9.1%)
	California (1.3%)
$ 3,700,000	Metropolitan Water District of Southern California, Build America Bonds, Water Utility Improvements Revenue, Callable 7/1/19 @ 100, 6.538%, 7/1/39	$4,101,635
1,285,000	State of California, Build America Bonds, School Improvements G.O., 7.625%, 3/1/40	1,793,333

		5,894,968

	Colorado (0.4%)
1,810,000	Colorado Housing & Finance Authority, Unemployment/ Welfare Funding Revenue, Taxable, Series B, 1.600%, 5/15/16	1,842,942

	Connecticut (0.7%)
3,000,000	State of Connecticut Special Tax Revenue, Build America Bonds, Transition Infrastructure, Series B, 4.126%, 11/1/20	3,221,400

	District of Columbia (0.4%)
1,835,000	George Washington University (The), Series 2012, 3.485%, 9/15/22	1,790,365

	Florida (1.0%)
2,135,000	Brevard County School District, Refunding Certificates of Participation, Taxable, Series B, 1.981%, 7/1/18	2,090,549
2,500,000	Greater Orlando Aviation Authority, Airport Facilities Refunding Revenue, Taxable, Series D, 3.733%, 10/1/20	2,541,600

		4,632,149

	Georgia (0.4%)
1,840,000	Rockdale County Water & Sewerage Authority, Refunding Revenue, Taxable (County GTD), 2.860%, 7/1/23	1,755,838

	Illinois (1.0%)
4,500,000	State of Illinois, Building Public Improvements Revenue, Taxable, 3.081%, 6/15/23	4,321,665

	New Jersey (0.3%)
1,305,000	New Jersey Economic Development Authority, School Facilities Construction, Refunding Revenue, Series 00, 1.648%, 3/1/18	1,291,885

	New York (1.5%)
750,000	New York State Environmental Facilities Corp., State Revolving Funds, Refunding Revenue, Taxable, Series C, 2.445%, 6/15/20	722,070
900,000	New York State Environmental Facilities Corp., State Revolving Funds, Refunding Revenue, Taxable, Series C, 2.745%, 6/15/22	843,885
2,900,000	New York, NY, Build America Bonds, Public Improvements G.O., 4.774%, 3/1/20	3,209,517
1,640,000	New York, NY, Build America Bonds, Public Improvements G.O., 4.874%, 3/1/21	1,820,203

		6,595,675

	North Carolina (1.0%)
4,500,000	North Carolina Eastern Municipal Power Agency Refunding Revenue, Taxable, Series C, 2.440%, 1/1/17	4,556,295

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	Pennsylvania (0.5%)
$ 2,260,000	Philadelphia Authority for Industrial Development, Refunding Revenue, Taxable, 3.664%, 4/15/22	$2,182,437

	Washington (0.3%)
1,680,000	Port of Vancouver, WA, Refunding G.O., Limited Tax, Taxable, Series B, 2.714%, 12/1/21	1,591,111

	Wisconsin (0.3%)
1,640,000	Milwaukee County, WI, Pension Promissory Notes, Refunding G.O., Taxable, Callable 12/1/22 @ 100, 3.862%, 12/1/30	1,568,266

	Total Municipal Bonds (Cost $40,752,572)	41,244,996

U.S. TREASURY NOTES (1.2%)
5,513,145	0.625%, 1/15/24(c)	5,532,099

	Total U.S. Treasury Notes (Cost $5,550,143)	5,532,099

Shares
PREFERRED STOCKS (1.7%)

	Financials (1.3%)
48,595	Aegon NV, 7.250%	1,255,695
38,154	Barclays Bank PLC, Series 4, 7.750%	989,715
61,601	Citigroup Capital XIII, 7.875%	1,708,812
24,704	Merrill Lynch Preferred Capital Trust V, Series F, 7.280%	629,211
50,135	US Bancorp, Series F, 6.500%	1,423,834

		6,007,267

	Telecommunication Services (0.1%)
28,000	Qwest Corp., 7.000%	705,880

	Utilities (0.3%)
45,650	Dominion Resources, Inc., Series A, 8.375%	1,164,075

	Total Preferred Stocks (Cost $7,628,668)	7,877,222

Continued

Sterling Capital Total Return Bond Fund
Schedule of Portfolio Investments — (continued)
March 31, 2014 (Unaudited)

Shares		Fair Value
MONEY MARKET FUND (2.1%)
9,341,457	Federated Treasury Obligations Fund, Institutional Shares	$9,341,457

	Total Money Market Fund (Cost $9,341,457)	9,341,457

Total Investments — 99.6% (Cost $445,623,312)		452,011,446
Net Other Assets (Liabilities) — 0.4%		1,933,255

NET ASSETS — 100.0%		$453,944,701

(a)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2014. The maturity date reflected is the final maturity date.

(b)

Rule 144A, Section 4(2) or other security which is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(c)	Inflation protection security. Principal amount periodically adjusted for inflation.

BKNT — Bank Note

G.O. — General Obligation

GMTN — Global Medium Term Note

GTD — Guaranteed

MTN — Medium Term Note

REIT — Real Estate Investment Trust

STEP — Step Coupon Bond

See accompanying Notes to the Financial Statements.

Sterling Capital Corporate Fund
Schedule of Portfolio Investments
March 31, 2014 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS (94.5%)

	Consumer Discretionary (8.2%)
$320,000	21st Century Fox America, Inc., 4.500%, 2/15/21	$347,211
545,000	ERAC USA Finance, LLC, 2.800%, 11/1/18(a)	554,831
360,000	General Motors Financial Co., Inc., 2.750%, 5/15/16	364,716
455,000	Grupo Televisa SAB, 6.000%, 5/15/18	510,256
455,000	Interpublic Group of Cos., Inc. (The), 3.750%, 2/15/23	442,439
355,000	Lear Corp., 5.375%, 3/15/24	361,213
275,000	Royal Caribbean Cruises, Ltd., 11.875%, 7/15/15	311,437
500,000	Service Corp. International, 7.000%, 5/15/19	529,375
340,000	Time Warner Cable, Inc., 4.000%, 9/1/21	352,706
365,000	Toll Brothers Finance Corp., 6.750%, 11/1/19	414,275
403,000	Wyndham Worldwide Corp., 2.950%, 3/1/17	410,921

		4,599,380

	Consumer Staples (2.1%)
380,000	Altria Group, Inc., 4.750%, 5/5/21	414,705
270,000	Embotelladora Andina SA, 5.000%, 10/1/23(a)	280,879
405,000	Lorillard Tobacco Co., 6.875%, 5/1/20	473,644

		1,169,228

	Energy (14.5%)
300,000	Access Midstream Partners LP/ACMP Finance Corp., 6.125%, 7/15/22	322,875
135,000	Access Midstream Partners LP/ACMP Finance Corp., 4.875%, 3/15/24	134,663
334,000	BP Capital Markets PLC, 1.375%, 11/6/17	332,673
388,000	Buckeye Partners LP, 4.875%, 2/1/21	408,696
410,000	Chesapeake Energy Corp., 3.250%, 3/15/16	414,100
285,000	CNOOC Finance, Ltd., 1.750%, 5/9/18	278,007
362,000	Denbury Resources, Inc., 8.250%, 2/15/20	393,675
421,000	Energy Transfer Partners LP, 9.000%, 4/15/19	528,296
291,000	Enterprise Products Operating, LLC, 5.200%, 9/1/20	324,815
272,000	Kinder Morgan Energy Partners LP, 6.850%, 2/15/20	319,437
310,000	Noble Energy, Inc., 4.150%, 12/15/21	326,602
303,000	NuStar Logistics LP, 4.750%, 2/1/22	288,986
332,000	Petrobras International Finance Co., 3.500%, 2/6/17	335,586
410,000	Petrofac, Ltd., 3.400%, 10/10/18(a)	417,725
385,000	Petrohawk Energy Corp., 7.250%, 8/15/18	408,485
315,000	Phillips 66, 2.950%, 5/1/17	328,600
350,000	Pioneer Natural Resources Co., 6.650%, 3/15/17	398,348
383,000	Plains Exploration & Production Co., 6.500%, 11/15/20	421,779
410,000	Regency Energy Partners LP/Regency Energy Finance Corp., 6.500%, 7/15/21	439,725
341,000	Schlumberger Investment SA, 3.300%, 9/14/21(a)	347,907
305,000	Spectra Energy Capital, LLC, 8.000%, 10/1/19	373,722
368,000	Western Gas Partners LP, 4.000%, 7/1/22	364,781
250,000	Williams Partners LP, 4.300%, 3/4/24	251,109

		8,160,592

	Financials (51.5%)
352,000	Alexandria Real Estate Equities, Inc., REIT, 4.600%, 4/1/22	363,724
255,000	Alleghany Corp., 4.950%, 6/27/22	275,095

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Financials — (continued)
$335,000	Ally Financial, Inc., 2.750%, 1/30/17	$338,350
645,000	American International Group, Inc., 3.800%, 3/22/17	690,086
260,000	Aspen Insurance Holdings, Ltd., 4.650%, 11/15/23	262,511
560,000	Associates Corp. of North America, 6.950%, 11/1/18	666,571
250,000	AXIS Specialty Finance PLC, 2.650%, 4/1/19	249,629
940,000	Bank of America Corp., MTN, 6.875%, 4/25/18	1,108,551
525,000	Bank of America Corp., Series K, 8.000%, 7/29/49(b)	594,563
485,000	Bear Stearns Cos., LLC (The), 5.550%, 1/22/17	537,735
500,000	Blackstone Holdings Finance Co., LLC, 6.625%, 8/15/19(a)	585,110
450,000	Carlyle Holdings Finance, LLC, 3.875%, 2/1/23(a)	448,336
390,000	CBL & Associates LP, REIT, 5.250%, 12/1/23	401,310
335,000	CBRE Services, Inc., 6.625%, 10/15/20	357,613
335,000	CIT Group, Inc., 4.250%, 8/15/17	350,913
430,000	Citigroup, Inc., 3.500%, 5/15/23	405,683
325,000	CNA Financial Corp., 7.350%, 11/15/19	398,098
275,000	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA, 3.950%, 11/9/22	273,121
338,000	Corrections Corp. of America, REIT, 4.125%, 4/1/20	333,775
397,000	CubeSmart LP, REIT, 4.800%, 7/15/22	420,467
355,000	DDR Corp., REIT, 9.625%, 3/15/16	411,193
635,000	Endurance Specialty Holdings, Ltd., 6.150%, 10/15/15	678,247
515,000	Essex Portfolio LP, REIT, 3.250%, 5/1/23	482,667
485,000	Federal Realty Investment Trust, REIT, 6.200%, 1/15/17	547,767
355,000	First American Financial Corp., 4.300%, 2/1/23	347,971
410,000	Ford Motor Credit Co., LLC, 2.375%, 1/16/18	413,457
1,100,000	General Electric Capital Corp., Series B, 6.250%, 12/29/49(b)	1,177,000
425,000	Goldman Sachs Group, Inc. (The), 3.625%, 1/22/23	418,075
300,000	Goodman Funding Pty, Ltd., REIT, 6.375%, 11/12/20(a)	339,424
595,000	Health Care REIT, Inc., 4.950%, 1/15/21	646,500
505,000	Healthcare Realty Trust, Inc., REIT, 3.750%, 4/15/23	480,583
408,000	Host Hotels & Resorts LP, REIT, Series D, 3.750%, 10/15/23	395,116
592,000	HSBC Finance Corp., 6.676%, 1/15/21	690,829
500,000	ING Bank NV, 4.000%, 3/15/16(a)	528,473
470,000	Jefferies Group, LLC, 8.500%, 7/15/19	577,607
308,000	Jones Lang LaSalle, Inc., 4.400%, 11/15/22	300,980
290,000	JPMorgan Chase & Co., 3.200%, 1/25/23	281,204
500,000	JPMorgan Chase & Co., Series 1, 7.900%, 4/29/49(b)	565,000
475,000	Liberty Mutual Group, Inc., 4.250%, 6/15/23(a)	482,052
410,000	Macquarie Bank, Ltd., 5.000%, 2/22/17(a)	447,349
450,000	Macquarie Bank, Ltd., 6.625%, 4/7/21(a)	509,134
345,000	Morgan Stanley, 5.375%, 10/15/15	367,799
872,000	Morgan Stanley, GMTN, 6.625%, 4/1/18	1,016,544
869,000	Murray Street Investment Trust I, STEP, 4.647%, 3/9/17	938,636
345,000	National Rural Utilities Cooperative Finance Corp., 10.375%, 11/1/18	465,172

Continued

Sterling Capital Corporate Fund
Schedule of Portfolio Investments — (continued)
March 31, 2014 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Financials — (continued)
$ 400,000	Pacific LifeCorp, 6.000%, 2/10/20(a)	$456,315
540,000	PNC Bank NA, BKNT, 4.875%, 9/21/17	596,924
390,000	ProAssurance Corp., 5.300%, 11/15/23	413,358
363,714	Prudential Holdings, LLC, 8.695%, 12/18/23(a)	458,176
400,000	Reinsurance Group of America, Inc., 5.625%, 3/15/17	437,972
390,000	Retail Opportunity Investments Partnership LP, REIT, 5.000%, 12/15/23	404,428
395,000	Royal Bank of Scotland Group PLC, 6.125%, 12/15/22	413,674
395,000	Simon Property Group LP, REIT, 10.350%, 4/1/19	534,597
467,000	Sirius International Group, Ltd., 6.375%, 3/20/17(a)	521,518
370,000	Standard Chartered Bank, 6.400%, 9/26/17(a)	419,069
400,000	SunTrust Banks, Inc., 3.500%, 1/20/17	422,293
375,000	UBS AG, MTN, 5.875%, 7/15/16	413,823
495,000	WEA Finance, LLC, 4.625%, 5/10/21(a)	541,644
370,000	WR Berkley Corp., 4.625%, 3/15/22	388,581

		28,992,392

	Health Care (2.7%)
303,000	DaVita HealthCare Partners, Inc., 6.625%, 11/1/20	324,589
485,000	DENTSPLY International, Inc., 2.750%, 8/15/16	501,909
310,000	Fresenius US Finance II, Inc., 9.000%, 7/15/15(a)	339,450
310,000	HCA, Inc., 8.500%, 4/15/19	324,260

		1,490,208

	Industrials (4.6%)
325,000	CNH Capital, LLC, 3.875%, 11/1/15	333,937
270,000	Nielsen Finance, LLC/Nielsen Finance Co., 4.500%, 10/1/20	272,025
325,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 3.125%, 5/11/15(a)	333,008
336,000	Ryder System, Inc., MTN, 2.350%, 2/26/19	332,134
345,000	Textron, Inc., 3.650%, 3/1/21	346,351
445,000	United Rentals North America, Inc., 7.375%, 5/15/20	491,169
445,000	Verisk Analytics, Inc., 5.800%, 5/1/21	493,808

		2,602,432

	Information Technology (0.8%)
450,000	Altera Corp., 1.750%, 5/15/17	453,015

	Materials (4.9%)
355,000	FMG Resources (August 2006) Pty, Ltd., 6.875%, 4/1/22(a)	382,513
390,000	Louisiana-Pacific Corp., 7.500%, 6/1/20	431,925
339,000	Rock-Tenn Co., 4.900%, 3/1/22	362,484
429,000	Rockwood Specialties Group, Inc., 4.625%, 10/15/20	442,943
500,000	Vale Overseas, Ltd., 6.250%, 1/23/17	558,712
585,000	Xstrata Finance Canada, Ltd., 4.250%, 10/25/22(a)	570,452

		2,749,029

	Telecommunication Services (3.7%)
450,000	Crown Castle Towers, LLC, 6.113%, 1/15/20(a)	515,839

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Telecommunication Services — (continued)
$ 310,000	Telefonica Emisiones SAU, 3.992%, 2/16/16	$325,065
1,140,000	Verizon Communications, Inc., 5.150%, 9/15/23	1,247,524

		2,088,428

	Utilities (1.5%)
313,000	CMS Energy Corp., 8.750%, 6/15/19	401,792
407,000	Puget Energy, Inc., 5.625%, 7/15/22	463,853

		865,645

	Total Corporate Bonds (Cost $52,073,908)	53,170,349

U.S. TREASURY NOTES (1.1%)
650,000	1.250%, 11/30/18	638,625

	Total U.S. Treasury Notes (Cost $643,306)	638,625

Shares
PREFERRED STOCKS (3.4%)

	Financials (2.5%)
13,071	Aegon NV, 7.250%	337,755
15,385	Barclays Bank PLC, Series 4, 7.750%	399,087
15,500	Citigroup Capital XIII, 7.875%	429,970
8,688	Merrill Lynch Preferred Capital Trust V, Series F, 7.280%	221,283

		1,388,095

	Utilities (0.9%)
20,050	Dominion Resources, Inc., Series A, 8.375%	511,275

	Total Preferred Stocks (Cost $1,903,458)	1,899,370

MONEY MARKET FUND (0.0%)
27,775	Federated Treasury Obligations Fund, Institutional Shares	27,775

	Total Money Market Fund (Cost $27,775)	27,775

Total Investments — 99.0% (Cost $54,648,447)		55,736,119
Net Other Assets (Liabilities) — 1.0%		541,128

NET ASSETS — 100.0%		$56,277,247

(a)

Rule 144A, Section 4(2) or other security which is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(b)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2014. The maturity date reflected is the final maturity date.

BKNT — Bank Note

GMTN — Global Medium Term Note

MTN — Medium Term Note

REIT — Real Estate Investment Trust

STEP — Step Coupon Bond

See accompanying Notes to the Financial Statements.

Sterling Capital Securitized Opportunities Fund
Schedule of Portfolio Investments
March 31, 2014 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES (9.2%)
$ 427,003	Argent Securities, Inc. Pass Through Certificates, Series 2005-W3, Class A2D, 0.494%, 11/25/35(a)	$402,491
600,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2012-3A, Class A, 2.100%, 3/20/19(b)	603,133
650,000	Chase Issuance Trust, Series 2012-A7, Class A7, 2.160%, 9/16/24	602,902
650,000	Hertz Vehicle Financing, LLC, Series 2013-1A, Class A2, 1.830%, 8/25/19(b)	641,293
667,604	Long Beach Mortgage Loan Trust, Series 2006-WL2, Class 2A3, 0.354%, 1/25/36(a)	621,555
593,022	Securitized Asset Backed Receivables, LLC Trust, Series 2005-OP2, Class A2C, 0.474%, 10/25/35(a)	573,953

	Total Asset Backed Securities (Cost $3,440,879)	3,445,327

COLLATERALIZED MORTGAGE OBLIGATIONS (25.7%)
261,753	Banc of America Alternative Loan Trust, Series 2004-10, Class 1CB1, 6.000%, 11/25/34	277,458
212,220	Banc of America Mortgage Trust, Series 2005-3, Class 1A24, 5.500%, 4/25/35	221,363
59,928	Citicorp Mortgage Securities, Inc., Series 2005-1, Class 1A2, 5.000%, 2/25/35	60,117
224,943	Citicorp Mortgage Securities, Inc., Series 2005-1, Class 1A4, 5.500%, 2/25/35	237,588
264,590	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 3CB2, 6.500%, 8/25/19	280,591
290,995	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.000%, 10/25/34	305,315
101,917	Countrywide Home Loan Mortgage Pass Through Trust, Series 2003-J7, Class 1A3, 5.250%, 8/25/33	103,932
214,660	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-3, Class A4, 5.750%, 4/25/34	221,957
51,335	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-J4, Class A3, 5.500%, 11/25/35	51,401
284,421	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-2, Class 4A1, 5.250%, 2/25/20	286,042
308,159	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 2A1, 6.500%, 2/25/34	326,758
267,481	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-6, Class 2A3, 5.500%, 7/25/35	279,406
717,862	Fannie Mae, Series 2013-90, Class VA, 4.000%, 9/25/24	772,432
112,000	Fannie Mae, Series 2013-30, Class PY, 3.000%, 4/25/43	104,150
292,968	Freddie Mac, Series 3768, Class V, 4.000%, 11/15/23	315,469
203,932	Freddie Mac, Series 2485, Class WG, 6.000%, 8/15/32	226,252
355,000	Freddie Mac, Series 3440, Class EM, 5.000%, 4/15/38	382,341
572,990	Freddie Mac, Series 3753, Class PA, 3.500%, 9/15/39	587,987

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
$ 434,221	Freddie Mac, Series 4077, Class PJ, 3.500%, 11/15/40	$455,199
314,266	Freddie Mac, Series 3803, Class PJ, 4.250%, 1/15/41	329,892
429,580	Ginnie Mae, Series 2002-45, Class OC, 6.000%, 6/16/32	481,829
290,242	Ginnie Mae, Series 2010-85, Class DQ, 3.000%, 12/20/39	297,555
391,607	MASTR Alternative Loan Trust, Series 2003-5, Class 8A1, 5.500%, 6/25/33	396,070
99,733	MASTR Alternative Loan Trust, Series 2004-13, Class 3A1, 6.500%, 1/25/35	103,759
30,922	MASTR Asset Securitization Trust, Series 2005-2, Class 1A1, 5.250%, 11/25/35	30,948
198,182	MASTR Seasoned Securitization Trust, Series 2005-2, Class 1A1, 5.130%, 10/25/32	199,520
308,975	PHHMC Trust, Series 2007-6, Class A1, 5.633%, 12/18/37(a)	313,717
183,197	RALI Trust, Series 2005-QR1, Class A, 6.000%, 10/25/34	191,487
235,515	RBSGC Mortgage Loan Trust, Series 2007-B, Class 3A1, 5.144%, 7/25/35(a)	240,527
434,234	Specialty Underwriting & Residential Finance Trust, Series 2004-AA1, Class 1A1, 5.000%, 10/25/34	439,152
130,083	Structured Asset Securities Corp. Mortgage Pass Through Certificates, Series 2003-10, Class A, 6.000%, 4/25/33	135,073
195,694	Structured Asset Securities Corp. Trust, Series 2005-6, Class 4A1, 5.000%, 5/25/35	197,628
87,823	Structured Asset Securities Corp. Trust, Series 2005-6, Class 5A1, 5.000%, 5/25/35	89,554
58,402	Structured Asset Securities Corp. Trust, Series 2005-6, Class 5A2, 5.000%, 5/25/35	59,746
77,356	Wells Fargo Mortgage Backed Securities Trust, Series 2007-3, Class 3A1, 5.500%, 4/25/22	79,840
537,560	Wells Fargo Mortgage Backed Securities Trust, Series 2005-4, Class A4, 5.000%, 4/25/35	552,774

	Total Collateralized Mortgage Obligations (Cost $9,527,490)	9,634,829

COMMERCIAL MORTGAGE-BACKED SECURITIES (19.6%)
19,322	Banc of America Commercial Mortgage Trust, Series 2007-2, Class A2, 5.611%, 4/10/49(a)	19,551
418,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-1, Class AJ, 5.290%, 11/10/42(a)	432,772
200,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM, 4.727%, 7/10/43	206,175
516,000	BCAP, LLC Trust, Series 2013-RR4, Class A4A2, 2.000%, 2/13/51(b)	507,368
250,000	Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A4, 5.700%, 6/11/50	280,562
330,000	COMM Mortgage Trust, Series 2013-CR11, Class A4, 4.258%, 10/10/46	348,018
100,000	Commercial Mortgage Loan Trust, Series 2008-LS1, Class ASM, 6.003%, 12/10/49(a)	111,484

Continued

Sterling Capital Securitized Opportunities Fund
Schedule of Portfolio Investments — (continued)
March 31, 2014 (Unaudited)

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$ 618,000	Commercial Mortgage Trust, Series 2005-GG5, Class AM, 5.277%, 4/10/37(a)	$653,944
422,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1, Class AJ, 5.075%, 2/15/38(a)	434,340
535,000	Freddie Mac, Multifamily Structured Pass Through Certificates, Series K-009, Class A2, 3.808%, 8/25/20	572,476
486,000	Freddie Mac, Multifamily Structured Pass Through Certificates, Series K-031, Class A2, 3.300%, 4/25/23	491,666
175,000	GS Mortgage Securities Trust, Series 2010-C1, Class B, 5.148%, 8/10/43(b)	190,676
275,000	GS Mortgage Securities Trust, Series 2014-GC18, Class A4, 4.074%, 1/10/47	284,216
500,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class B, 5.013%, 2/15/46(a)(b)	541,130
300,000	LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class A4, 5.424%, 2/15/40	329,258
160,000	Morgan Stanley Capital I Trust, Series 2006-HQ8, Class AM, 5.467%, 3/12/44(a)	171,601
471,111	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4, 5.572%, 10/15/48	511,564
760,000	Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class B, 5.276%, 11/15/43(a)(b)	835,989
400,000	WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class B, 5.174%, 2/15/44(a)(b)	437,395

	Total Commercial Mortgage-Backed Securities (Cost $7,439,639)	7,360,185

MORTGAGE-BACKED SECURITIES (37.7%)

	Fannie Mae (18.0%)
273,032	4.000%, 3/1/31, Pool #MA0667	288,240
801,993	4.000%, 5/1/32, Pool #MA1074	844,052
386,872	5.500%, 6/1/38, Pool #984277	426,453
327,155	5.500%, 8/1/38, Pool #995072	361,904
287,852	4.500%, 9/1/39, Pool #AC1830	307,252
251,292	5.000%, 12/1/39, Pool #AC8518	275,337
184,499	4.500%, 9/1/40, Pool #AE0411	197,771
423,004	4.500%, 10/1/40, Pool #AE4855	451,169
349,601	5.000%, 1/1/41, Pool #AH3373	382,773
58,186	4.000%, 2/1/41, Pool #AH6188	60,599
692,027	4.000%, 3/1/41, Pool #AH4008	719,269
544,294	4.500%, 3/1/41, Pool #AB2467	584,571
229,313	4.500%, 6/1/41, Pool #AC9298	244,672
327,503	5.000%, 7/1/41, Pool #AI5595	359,003
1,222,124	3.500%, 5/1/43, Pool #AB9368	1,230,391

		6,733,456

	Freddie Mac (17.0%)
435,170	2.500%, 1/1/28, Pool #J22069	435,406
921,705	3.500%, 5/1/32, Pool #C91458	948,004
835,429	4.000%, 5/1/32, Pool #C91449	880,800
795,700	3.500%, 7/1/32, Pool #C91467	819,223
538,910	4.500%, 10/1/39, Pool #G05659	574,804

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — (continued)

	Freddie Mac — (continued)
$ 204,680	5.500%, 10/1/39, Pool #A89387	$225,189
270,781	5.000%, 4/1/40, Pool #A91812	296,029
221,523	5.500%, 4/1/40, Pool #C03467	243,169
274,592	5.000%, 8/1/40, Pool #C03491	298,625
375,874	4.000%, 11/1/40, Pool #A94742	390,809
372,457	4.000%, 12/1/40, Pool #A95447	387,263
535,955	4.000%, 1/1/41, Pool #A96312	556,267
330,642	3.500%, 3/1/42, Pool #G08479	332,555

		6,388,143

	Ginnie Mae (2.7%)
322,284	4.500%, 6/15/39, Pool #720075	348,846
45,696	4.000%, 12/20/40, Pool #755678	48,131
234,545	4.500%, 3/20/41, Pool #4978	253,551
317,417	4.500%, 5/15/41, Pool #738310	343,627

		994,155

	Total Mortgage-Backed Securities (Cost $14,095,098)	14,115,754

U.S. GOVERNMENT AGENCIES (1.7%)

	Freddie Mac (1.7%)
480,000	6.250%, 7/15/32	640,692

	Total U.S. Government Agencies (Cost $624,806)	640,692

U.S. TREASURY BONDS (3.3%)
770,000	4.500%, 2/15/36	903,788
370,000	2.875%, 5/15/43	322,940

	Total U.S. Treasury Bonds (Cost $1,205,493)	1,226,728

Shares
MONEY MARKET FUND (2.7%)
1,011,024	Federated Treasury Obligations Fund, Institutional Shares	1,011,024

	Total Money Market Fund (Cost $1,011,024)	1,011,024

Total Investments — 99.9% (Cost $37,344,429)		37,434,539
Net Other Assets (Liabilities) — 0.1%		28,106

NET ASSETS — 100.0%		$37,462,645

(a)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2014. The maturity date reflected is the final maturity date.

(b)

Rule 144A, Section 4(2) or other security which is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

See accompanying Notes to the Financial Statements.

Sterling Capital Kentucky Intermediate Tax-Free Fund
Schedule of Portfolio Investments
March 31, 2014 (Unaudited)

Principal Amount	Fair Value

MUNICIPAL BONDS (96.9%)

	Kentucky (96.9%)
$ 500,000	Christian County, KY, Public Courthouse Corp., Court Facility Project, Refunding Revenue, (AMBAC), 4.000%, 8/1/16	$538,880
400,000	Eastern Kentucky University, Refunding Revenue, Series A, (State Intercept), 5.000%, 4/1/24	460,280
500,000	Fayette County, KY, School District Finance Corp., Lease Payable from Local Revenues, Series A, (State Intercept), 5.000%, 10/1/21	576,600
700,000	Jefferson County, KY, School District Finance Corp., Jefferson County School Building, Refunding Revenue, Series A, (AGM), 5.250%, 1/1/19	819,546
500,000	Kentucky Asset/Liability Commission, Project Notes, Federal Highway Trust Transit Improvements Revenue, First Series, (NATL-RE), 4.500%, 9/1/17	559,520
500,000	Kentucky Asset/Liability Commission, Project Notes, Federal Highway Trust Transit Improvements Revenue, First Series, Callable 9/1/23 @ 100, 5.250%, 9/1/25	584,080
510,000	Kentucky Asset/Liability Commission, University of Kentucky Project Notes, Revenue, Series B, Callable 10/1/17 @ 100, 5.000%, 10/1/21	575,759
300,000	Kentucky Asset/Liability Commission, University of Kentucky Project Notes, University & College Revenue, Series A, Callable 10/1/17 @ 100, (AMBAC), 5.000%, 10/1/18	337,800
690,000	Kentucky Economic Development Finance Authority, Baptist Healthcare System, Improvements Refunding Revenue, Series A, Callable 8/15/18 @ 100, OID, 4.750%, 8/15/19	760,753
500,000	Kentucky Economic Development Finance Authority, Owensboro Medical Health System, Hospital Improvements Revenue, Series A, 5.000%, 6/1/16	535,495
555,000	Kentucky Economic Development Finance Authority, Saint Elizabeth Medical Center, Inc. Refunding & Improvement Revenue, Series A, Callable 5/1/19 @ 100, OID, 5.000%, 5/1/24	614,518
500,000	Kentucky Rural Water Finance Corp., Flexible Term Program, Refunding & Improvements Revenue, Series B, Callable 2/1/20 @ 100, 4.000%, 2/1/21	538,830
500,000	Kentucky State Property & Buildings Commission, Project No. 101, Refunding Revenue, 5.000%, 10/1/19	583,985
410,000	Kentucky State Property & Buildings Commission, Project No. 76, Refunding Revenue, (AMBAC), 5.500%, 8/1/21	488,933
460,000	Kentucky State Property & Buildings Commission, Project No. 83, Refunding Revenue, (AMBAC), 5.000%, 10/1/19	535,431
670,000	Kentucky Turnpike Authority, Revitalization Projects, Refunding Revenue, Series A, Callable 7/1/19 @ 100, 5.000%, 7/1/25	766,983

Principal Amount	Fair Value

MUNICIPAL BONDS — (continued)

	Kentucky — (continued)
$ 400,000	Kentucky Turnpike Authority, Revitalization Projects, Revenue, Series A, 4.000%, 7/1/21	$445,316
460,000	Laurel County, KY, Judicial Center Public Properties Corp., Justice Center Projects, Public Improvements Revenue, Callable 3/1/18 @ 100, OID, 4.500%, 3/1/24	497,251
525,000	Lexington-Fayette Urban County, KY, Airport Board, Refunding Revenue, Series A, 5.000%, 7/1/19	611,651
500,000	Louisville & Jefferson County, KY, Metropolitan Sewer District, Sewer Refunding Revenue, Series A, Callable 11/15/21 @ 100, 5.000%, 5/15/30	550,130
790,000	Northern Kentucky University, University & College Improvements Revenue, Series A, Callable 9/1/17 @ 100, (AMBAC, State Intercept), OID, 4.250%, 9/1/21	848,310
540,000	Owensboro, KY, Public Improvements G.O., Series A, 4.000%, 5/1/22	597,440
535,000	Owensboro, KY, Water Refunding & Improvements Revenue, Callable 9/15/18 @ 100, (Assured Guaranty), 5.250%, 9/15/21	611,708
585,000	Owensboro-Daviess County, KY, Regional Water Resource Agency, Refunding & Improvements Revenue, Series A, (XLCA), 4.000%, 1/1/16	618,093
660,000	Pulaski County, KY, Public Properties Corp., Administration Office of the Court Judicial Facility, Public Improvement Revenue, Callable 12/1/18 @ 100, OID, 5.500%, 12/1/24	753,555
270,000	Pulaski County, KY, Public Properties Corp., Administration Office of the Court Judicial Facility, Public Improvement Revenue, Callable 12/1/18 @ 100, OID, 5.625%, 12/1/25	308,985
200,000	Russell, KY, Bon Secours Health System, Refunding Revenue, Callable 11/1/22 @ 100, 5.000%, 11/1/26	215,834
380,000	Warren County, KY, Community Hospital Corp. Project, Refunding Revenue, Series A, 5.000%, 8/1/17	416,442

	Total Municipal Bonds (Cost $14,780,858)	15,752,108

Continued

Sterling Capital Kentucky Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued)
March 31, 2014 (Unaudited)

Shares		Fair Value
MONEY MARKET FUND (2.2%)
348,181	Federated Tax-Free Obligations Fund, Institutional Shares	$348,181

	Total Money Market Fund (Cost $348,181)	348,181

Total Investments — 99.1% (Cost $15,129,039)		16,100,289
Net Other Assets (Liabilities) — 0.9%		150,230

NET ASSETS — 100.0%		$16,250,519

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

G.O. — General Obligation

NATL — National Public Finance Guarantee Corp.

OID — Original Issue Discount

RE — Reinsurance

XLCA — XL Capital Assurance

See accompanying Notes to the Financial Statements.

Sterling Capital Maryland Intermediate Tax-Free Fund
Schedule of Portfolio Investments
March 31, 2014 (Unaudited)

Principal Amount	Fair Value

MUNICIPAL BONDS (97.6%)

	District of Columbia (4.7%)
$ 575,000	Washington Metropolitan Area Transit Authority, DC, Transit Improvements Revenue, Refunding Notes, Series A, Callable 7/1/19 @ 100, 5.250%, 7/1/20	$667,374
1,000,000	Washington Metropolitan Area Transit Authority, DC, Transit Improvements Revenue, Refunding Notes, Series A, Callable 7/1/19 @ 100, 5.250%, 7/1/27	1,129,000

		1,796,374

	Maryland (92.9%)
810,000	Anne Arundel County, MD, Economic Development, Anne Arundel Community College Project, Refunding Revenue, 4.000%, 9/1/20	880,413
500,000	Baltimore, MD, Consolidated Public Improvements, Refunding G.O., Series B, 5.000%, 10/15/20	591,740
600,000	Baltimore, MD, Refunding Certificate of Participation, Series A, 5.000%, 10/1/17	679,014
250,000	Baltimore, MD, Waste Water Projects Revenue, Series C, Callable 7/1/16 @ 100 (AMBAC), 5.000%, 7/1/26	272,245
1,000,000	Charles County, MD, Consolidated Public School Improvements G.O., 5.000%, 7/15/22	1,192,590
890,000	Charles County, MD, Consolidated Public School Improvements G.O., Callable 7/15/23 @ 100, 5.000%, 7/15/25	1,052,105
1,025,000	Frederick County, MD, Public Facilities Improvements, Refunding G.O., Series B, 4.000%, 8/1/17	1,130,637
125,000	Howard County, MD, Miscellaneous Purpose Certificate of Participation, Series A, 8.050%, 2/15/21	171,533
135,000	Howard County, MD, Public Improvements Certificate of Participation, Series B, 8.250%, 2/15/20	181,272
690,000	Maryland Community Development Administration, Residential Single Family Housing Revenue, Series A, Callable 9/1/18 @ 100, 4.750%, 9/1/29	716,972
315,000	Maryland Community Development Administration, Residential Single Family Housing Revenue, Series B, 3.750%, 9/1/14	318,922
250,000	Maryland Economic Development Corp., Electricity Lights & Power Improvements, Refunding Revenue, Callable 3/1/19 @ 100, 6.200%, 9/1/22	292,695
165,000	Maryland Economic Development Corp., Lutheran World Relief Refugee, Refunding Revenue, Callable 4/1/17 @ 100, 5.250%, 4/1/19	179,886
900,000	Maryland Economic Development Corp., Public Health Laboratory Public Improvements Revenue, 5.000%, 6/1/20	1,059,750
420,000	Maryland Economic Development Corp., Public Health Laboratory Public Improvements Revenue, Callable 6/1/21 @ 100, 5.000%, 6/1/26	473,579

Principal Amount	Fair Value

MUNICIPAL BONDS — (continued)

	Maryland — (continued)
$ 735,000	Maryland Economic Development Corp., University of Maryland College Park Projects, Refunding Revenue (AGC), 5.000%, 6/1/16	$790,522
555,000	Maryland Environmental Service, Mid Shore II Regional Landfill, Resource Recovery Improvements Revenue, 4.000%, 11/1/17	611,382
1,090,000	Maryland Health & Higher Educational Facilities Authority, Carroll Hospital, Refunding Revenue, Series A, 5.000%, 7/1/19	1,239,929
900,000	Maryland Health & Higher Educational Facilities Authority, College of Notre Dame, Refunding Revenue, 4.000%, 10/1/19	980,550
1,000,000	Maryland Health & Higher Educational Facilities Authority, Frederick Memorial Hospital, Refunding Revenue, Series A, 5.000%, 7/1/22	1,119,570
500,000	Maryland Health & Higher Educational Facilities Authority, Greater Baltimore Medical Center, Refunding Revenue, Series A, Callable 7/1/22 @ 100, 5.000%, 7/1/26	553,130
1,260,000	Maryland Health & Higher Educational Facilities Authority, Helix Health Issue, Refunding Revenue (AMBAC), OID, 5.000%, 7/1/27	1,467,673
1,000,000	Maryland Health & Higher Educational Facilities Authority, Johns Hopkins Health System, Health, Hospital, Nursing Home Improvements Revenue, Callable 7/1/22 @ 100, 5.000%, 7/1/25	1,139,680
530,000	Maryland Health & Higher Educational Facilities Authority, Maryland Institute College of Art, Refunding Revenue, Callable 6/1/22 @ 100, 5.000%, 6/1/23	584,447
80,000	Maryland Health & Higher Educational Facilities Authority, Medstar Health, Refunding Revenue, 5.000%, 8/15/19	91,848
320,000	Maryland Health & Higher Educational Facilities Authority, Peninsula Regional Medical Center, Health, Hospital, Nursing Home Improvements Revenue, 5.000%, 7/1/15	337,629
810,000	Maryland Health & Higher Educational Facilities Authority, Peninsula Regional Medical Center, Health, Hospital, Nursing Home Improvements Revenue, Callable 7/1/16 @ 100, 5.000%, 7/1/26	867,324
400,000	Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System, Refunding Revenue, 5.000%, 7/1/19	461,020
1,160,000	Maryland Stadium Authority, Refunding Revenue, 5.000%, 6/15/23	1,373,602
500,000	Maryland State Department of Transportation, Transit Improvements Revenue, Second Issue, Callable 9/1/18 @ 100, 5.000%, 9/1/23	569,125
1,070,000	Maryland State Transportation Authority, Grant & Revenue Anticipation, Highway Improvements Revenue, Callable 3/1/19 @ 100, OID, 5.000%, 3/1/20	1,229,623

Continued

Sterling Capital Maryland Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued)
March 31, 2014 (Unaudited)

Principal Amount	Fair Value

MUNICIPAL BONDS — (continued)

	Maryland — (continued)
$ 1,005,000	Maryland State Transportation Authority, Grant & Revenue Anticipation, Transit Improvements Revenue, 5.000%, 3/1/16	$1,091,973
635,000	Maryland State Transportation Authority, Transportation Facilities Project, Highway Revenue, Series A, 5.000%, 7/1/19	747,141
1,000,000	Maryland State Transportation Authority, Transportation Facilities Project, Highway Revenue, Series A, Callable 7/1/19 @ 100, 5.000%, 7/1/22	1,148,220
1,000,000	Maryland, State & Local Facilities, Loan Public Improvements G.O., First Series, 4.000%, 8/15/21	1,129,820
590,000	Maryland, State & Local Facilities, Loan Public Improvements G.O., Second Series, Callable 7/15/18 @ 100, 5.000%, 7/15/23	675,562
250,000	Montgomery County Housing Opportunities Commission, Local Single Family Housing Revenue, Series A, 3.700%, 7/1/14	252,035
775,000	Montgomery County, MD, Consolidated Public Improvements, Refunding G.O., Series A, 5.000%, 7/1/15	822,019
500,000	Montgomery County, MD, Department Liquor Control Public Improvements Revenue, Series A, Callable 4/1/21 @ 100, OID, 4.500%, 4/1/26	542,605
1,000,000	Montgomery County, MD, Public Transportation Equipment Transit Improvements Certificate of Participation, 4.000%, 5/1/17	1,089,910
750,000	Montgomery County, MD, Water Quality Public Improvements Revenue, Series A, Callable 4/1/20 @ 100, 5.000%, 4/1/30	840,847
1,015,000	Prince George’s County, MD, Consolidated Public Improvements G.O., Series A, 4.000%, 9/15/15	1,071,444

Principal Amount	Fair Value

MUNICIPAL BONDS — (continued)

	Maryland — (continued)
$ 1,000,000	Prince George’s County, MD, Equipment Acquisition Program, Public Improvements Certificate of Participation, 4.000%, 10/15/15	$1,058,100
530,000	Talbot County, MD, Public School Improvements G.O., 5.000%, 12/15/16	593,823
1,140,000	Washington County, MD, Refunding G.O., 4.000%, 1/1/21	1,278,670
500,000	Washington Suburban Sanitary Commission, Water Supply G.O., Callable 6/1/17 @ 100, 4.000%, 6/1/20	534,780

		35,487,356

	Total Municipal Bonds (Cost $36,110,768)	37,283,730

Shares
MONEY MARKET FUND (1.8%)
665,731	Federated Tax-Free Obligations Fund, Institutional Shares	665,731

	Total Money Market Fund (Cost $665,731)	665,731

Total Investments — 99.4% (Cost $36,776,499)		37,949,461
Net Other Assets (Liabilities) — 0.6%		244,028

NET ASSETS — 100.0%		$38,193,489

AGC — Assured Guaranty Corp.

AMBAC — American Municipal Bond Assurance Corp.

G.O. — General Obligation

OID — Original Issue Discount

See accompanying Notes to the Financial Statements.

Sterling Capital North Carolina Intermediate Tax-Free Fund
Schedule of Portfolio Investments
March 31, 2014 (Unaudited)

Principal Amount	Fair Value

MUNICIPAL BONDS (97.0%)

	North Carolina (97.0%)
$ 2,335,000	Appalachian State University, University & College Improvements Revenue, Callable 10/1/21 @ 100, 5.000%, 10/1/24	$2,671,403
2,405,000	Appalachian State University, University & College Improvements Revenue, Callable 10/1/21 @ 100, 4.750%, 10/1/27	2,655,192
1,000,000	Beaufort County, NC, Refunding Revenue Limited Obligation, Callable 6/1/22 @ 100, 5.000%, 6/1/24	1,127,530
1,000,000	Beaufort County, NC, Refunding Revenue Limited Obligation, Callable 6/1/22 @ 100, 5.000%, 6/1/26	1,113,420
1,065,000	Broad River Water Authority, NC, Water System Refunding Revenue, Callable 6/1/15 @ 100, (XLCA), 5.000%, 6/1/18	1,105,672
1,985,000	Buncombe County, NC, Public Improvements Revenue, Series A, 4.000%, 6/1/17	2,181,574
2,000,000	Buncombe County, NC, Refunding Revenue, Limited Obligations, Series A, 5.000%, 6/1/20	2,356,260
1,000,000	Cabarrus County, NC, Installment Financing Contract, Correctional Facility Improvements Certificate of Participation, Series C, Callable 6/1/18 @ 100, OID, 5.000%, 6/1/23	1,123,220
1,960,000	Cabarrus County, NC, Installment Financing Contract, School Improvements Certificate of Participation, 5.000%, 1/1/17	2,178,893
1,685,000	Cabarrus County, NC, Installment Financing Contract, School Improvements Certificate of Participation, Callable 1/1/19 @ 100, 5.000%, 1/1/20	1,935,172
1,730,000	Cabarrus County, NC, Installment Financing Contract, School Improvements Certificate of Participation, Callable 1/1/19 @ 100, 5.000%, 1/1/23	1,952,288
1,240,000	Cape Fear Public Utility Authority, Water & Sewer System, Improvements Refunding Revenue, 5.000%, 8/1/21	1,462,667
1,475,000	Cape Fear Public Utility Authority, Water & Sewer System, Improvements Refunding Revenue, Callable 8/1/21 @ 100, 5.000%, 8/1/26	1,669,656
1,535,000	Cape Fear Public Utility Authority, Water & Sewer System, Improvements Refunding Revenue, Callable 8/1/21 @ 100, 5.000%, 8/1/28	1,720,029
1,160,000	Cape Fear Public Utility Authority, Water & Sewer System, Improvements Revenue, Callable 8/1/18 @ 100, 5.000%, 8/1/26	1,302,576
1,030,000	Cape Fear Public Utility Authority, Water & Sewer System, Improvements Revenue, Callable 8/1/18 @ 100, 5.000%, 8/1/31	1,129,251
1,000,000	Catawba County, NC, School Improvements Refunding Revenue, 4.000%, 10/1/19	1,118,020
1,000,000	Catawba County, NC, School Improvements Refunding Revenue, 4.000%, 10/1/20	1,110,850
1,000,000	Charlotte, NC, Airport Refunding Revenue, Series B, 5.000%, 7/1/15	1,057,420
1,000,000	Charlotte, NC, Port, Airport & Marina Improvements Revenue, Series A, Callable 7/1/20 @ 100, 5.000%, 7/1/27	1,092,900

Principal Amount	Fair Value

MUNICIPAL BONDS — (continued)

	North Carolina — (continued)
$ 1,280,000	Charlotte, NC, Storm Water Fee Public, Improvements Revenue, Callable 6/1/16 @ 100, 5.000%, 6/1/20	$1,395,712
1,000,000	Charlotte, NC, Storm Water Fee Public, Improvements Revenue, Callable 6/1/16 @ 100, 5.000%, 6/1/23	1,091,080
1,000,000	Charlotte, NC, Water & Sewer System, Refunding Revenue, Series B, Callable 7/1/20 @ 100, 5.000%, 7/1/25	1,154,120
1,000,000	Charlotte-Mecklenburg Hospital Authority, Carolinas Health Care System, Refunding Revenue, Series A, 5.000%, 1/15/17	1,116,250
2,000,000	Chatham County, NC, Refunding Revenue (County Guaranteed), 5.000%, 12/1/28	2,382,620
2,000,000	Concord, NC, Utilities Systems, Refunding Revenue, Series B, Callable 12/1/19 @ 100, 5.000%, 12/1/22	2,233,800
1,000,000	Durham Capital Financing Corp., Limited Obligation Refunding Revenue, 5.000%, 6/1/21	1,184,890
1,410,000	Durham County, NC, Industrial Facilities & Pollution Control Financing Authority, Research Triangle Institute, University & College Improvements Revenue, 5.000%, 2/1/20	1,637,306
2,000,000	Durham County, NC, Public Improvements Certificate of Participation, Series A, Callable 6/1/19 @ 100, 5.000%, 6/1/24	2,258,300
380,000	Elizabeth City State University, University & College Improvements Revenue, Series A (AGM), 4.000%, 4/1/14	380,000
2,170,000	Fayetteville, NC, Public Works Commission, Refunding Revenue, Series A, 5.000%, 3/1/16	2,356,902
1,085,000	Franklin County, NC, Public Facilities Projects, Certificate of Participation, Callable 9/1/17 @ 100 (NATL-RE), 5.000%, 9/1/22	1,198,947
160,000	Henderson County, NC, Henderson County Project, Public Improvements, Certificate of Participation, Series A, (AMBAC), 4.500%, 5/1/14	160,552
1,000,000	Henderson County, NC, School Improvements Certificate of Participation, Series A (AMBAC), 5.000%, 6/1/16	1,091,230
1,030,000	Henderson County, NC, University & College Improvements Revenue, Series B, 4.000%, 12/1/16	1,118,395
1,150,000	Iredell County, NC, School Improvements Project, Certificate of Participation, Callable 6/1/16 @ 100 (AMBAC), 5.000%, 6/1/22	1,238,309
1,000,000	Iredell County, NC, School Improvements Project, Certificate of Participation, Callable 6/1/16 @ 100 (AMBAC), 5.000%, 6/1/23	1,074,340
1,000,000	Lee County, NC, Public Facilities Projects, School Improvements Certificate of Participation, Callable 4/1/17 @ 100 (AGM), 5.000%, 4/1/19	1,096,900
1,570,000	Lenoir County, NC, Refunding G.O., 4.000%, 2/1/19	1,755,511
1,705,000	Lenoir County, NC, Refunding G.O., 4.000%, 2/1/20	1,908,492

Continued

Sterling Capital North Carolina Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued)
March 31, 2014 (Unaudited)

Principal Amount	Fair Value

MUNICIPAL BONDS — (continued)

	North Carolina — (continued)
$ 1,750,000	Lincoln County, NC, Refunding G.O., Series A, 5.000%, 6/1/18	$2,024,733
2,535,000	Lincoln County, NC, Refunding G.O., Series A, 4.000%, 6/1/19	2,851,343
800,000	Lincolnton, NC, Combined Enterprise System, Refunding Revenue, Callable 5/1/15 @ 100 (XLCA), 5.000%, 5/1/17	822,248
2,000,000	Mecklenburg County, NC, Refunding G.O., 5.000%, 2/1/21	2,387,320
1,280,000	Monroe, NC, Combined Enterprise System, Refunding Revenue (AGM), 4.000%, 3/1/19	1,416,845
1,000,000	Mooresville, NC, Telecommunications Improvements Certificate of Participation, 5.000%, 9/1/15	1,063,140
1,460,000	Mooresville, NC, Telecommunications Improvements Certificate of Participation, 5.000%, 9/1/16	1,605,825
1,855,000	New Hanover County, NC, New Hanover County Projects, Refunding Revenue, 5.000%, 12/1/19	2,191,256
1,015,000	New Hanover County, NC, New Hanover County Projects, Refunding Revenue, 5.000%, 12/1/20	1,202,897
1,270,000	New Hanover County, NC, New Hanover Regional Medical, Refunding Revenue, Callable 10/1/21 @ 100, 5.000%, 10/1/23	1,402,639
1,000,000	New Hanover County, NC, Regional Medical Center, Health Hospital, Nursing Home Improvements Revenue, Series A, Callable 10/1/19 @ 100 (AGM), 5.000%, 10/1/21	1,112,910
1,050,000	New Hanover County, NC, Regional Medical Center, Health Hospital, Nursing Home Improvements Revenue, Series A, Callable 10/1/19 @ 100 (AGM), 5.000%, 10/1/22	1,159,673
1,305,000	North Carolina Capital Facilities Finance Agency, Johnson & Wales University Project, Refunding Revenue, 5.000%, 4/1/21	1,474,454
2,160,000	North Carolina Eastern Municipal Power Agency, Electric, Lights & Power Improvements Revenue, Series A, OID, 6.400%, 1/1/21	2,570,508
1,000,000	North Carolina Eastern Municipal Power Agency, Refunding Revenue, Series A, Callable 1/1/16 @ 100 (AMBAC), 5.250%, 1/1/20	1,078,080
2,015,000	North Carolina Medical Care Commission, Blue Ridge Healthcare, Refunding Revenue, Series A, 4.000%, 1/1/16	2,109,161
1,005,000	North Carolina Medical Care Commission, First Mortgage Deerfield, Health, Hospital, Nursing Home Improvements Revenue, Series A, Callable 11/1/18 @ 100, OID, 6.000%, 11/1/33	1,046,496
1,515,000	North Carolina Medical Care Commission, Firsthealth Carolina, Refunding Revenue, Series C, Callable 10/1/14 @ 100, OID, 4.000%, 10/1/18	1,563,601

Principal Amount	Fair Value

MUNICIPAL BONDS — (continued)

	North Carolina — (continued)
$ 5,000,000	North Carolina Medical Care Commission, Health Care Facilities, Duke University Health System, Health, Hospital, Nursing Home Improvements Revenue, Callable 6/1/22 @ 100, Series A, 5.000%, 6/1/32	$5,427,050
915,000	North Carolina Medical Care Commission, Health Care Facilities, Refunding Revenue, Appalachian Regional Healthcare System, Series A, 5.000%, 7/1/19	1,026,383
1,180,000	North Carolina Medical Care Commission, Health Care Facilities, Refunding Revenue, Appalachian Regional Healthcare System, Series A, 5.375%, 7/1/20	1,340,032
615,000	North Carolina Medical Care Commission, Health Care Housing ARC Projects, Revenue, Series A (HUD Section 8), 4.650%, 10/1/14	620,732
1,000,000	North Carolina Medical Care Commission, Mission Health Combine Group, Refunding Revenue, Callable 10/1/17 @ 100 (AGM-CR), 5.000%, 10/1/25	1,049,850
3,030,000	North Carolina Medical Care Commission, North Carolina Baptist Hospital, Refunding Revenue, 5.000%, 6/1/20	3,503,104
1,530,000	North Carolina Medical Care Commission, North Carolina Baptist Hospital, Refunding Revenue, Callable 6/1/20 @ 100, 5.250%, 6/1/29	1,642,164
2,600,000	North Carolina Medical Care Commission, Rex Healthcare, Refunding Revenue, Series A, 5.000%, 7/1/17	2,908,646
1,000,000	North Carolina Medical Care Commission, Stanly Memorial Hospital Project, Health, Hospital, Nursing Home Improvements Revenue, Callable 4/28/14 @ 100, OID, 6.250%, 10/1/19	1,002,320
2,780,000	North Carolina Medical Care Commission, Vidant Health Care Facilities, Refunding Revenue, Series A, Callable 6/1/22 @ 100, 5.000%, 6/1/24	3,068,675
1,260,000	North Carolina Medical Care Commission, Wakemed Refunding Revenue, Series A, 5.000%, 10/1/22	1,438,693
2,000,000	North Carolina Medical Care Commission, Wakemed, Refunding Revenue, Series A, Callable 10/1/22 @ 100, 5.000%, 10/1/27	2,179,380
745,000	North Carolina Municipal Power Agency No. 1, Catawba Electric Power, Refunding Revenue, Series A, Callable 1/1/18 @ 100, 5.250%, 1/1/20	833,178
2,500,000	North Carolina Municipal Power Agency No. 1, Catawba Electric Power, Refunding Revenue, Series B, Callable 1/1/20 @ 100, 5.000%, 1/1/21	2,861,525
2,000,000	North Carolina State University at Raleigh, Refunding Revenue, Series A, Callable 10/1/23 @ 100, 5.000%, 10/1/28	2,325,380
1,000,000	North Carolina State, Annual Appropriation, Public Improvements Revenue, Series A, Callable 5/1/19 @ 100, 5.000%, 5/1/24	1,142,910

Continued

Sterling Capital North Carolina Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued)
March 31, 2014 (Unaudited)

Principal Amount	Fair Value

MUNICIPAL BONDS — (continued)

	North Carolina — (continued)
$ 1,080,000	North Carolina State, Highway Improvements Vehicle, Revenue (NATL-RE), 5.000%, 3/1/16	$1,173,895
2,150,000	North Carolina State, Highway Improvements Vehicle, Revenue (NATL-RE), 5.000%, 3/1/17	2,407,849
1,085,000	North Carolina State, Highway Improvements Vehicle, Revenue, Callable 3/1/17 @ 100 (NATL-RE), 5.000%, 3/1/18	1,199,988
4,000,000	North Carolina State, Highway Improvements Vehicle, Revenue, Callable 9/1/17 @ 100, 4.000%, 3/1/23(a)	4,329,160
4,550,000	North Carolina State, Public Improvements, Revenue, Series C, Callable 5/1/21 @ 100, 4.000%, 5/1/23	4,932,155
2,925,000	North Carolina State, Refunding G.O., Series A, 5.000%, 9/1/16	3,244,235
2,380,000	North Carolina State, Refunding G.O., Series B, 5.000%, 4/1/17	2,682,165
2,000,000	North Carolina State, University & College Improvements G.O., Series A, Callable 3/1/17 @ 100, 5.000%, 3/1/20	2,232,940
1,000,000	North Carolina State, Water Utility Improvements, Clean Water G.O., Series A, Callable 3/1/16 @ 100, 5.000%, 3/1/17	1,082,130
1,000,000	Onslow County, NC, Refunding G.O., 5.000%, 12/1/21	1,185,460
1,520,000	Onslow Water & Sewer Authority, Water Utility Improvements Revenue, Series B, Callable 6/1/14 @ 100 (XLCA), 5.000%, 6/1/21	1,531,491
1,365,000	Orange County, NC, Public Facilities Co., Public Improvements, Revenue, Callable 10/1/21 @ 100, 5.000%, 10/1/23	1,555,991
1,105,000	Pasquotank County, NC, Refunding Certificate of Participation (NATL-RE), 5.250%, 6/1/18	1,254,164
1,000,000	Pasquotank County, NC, Refunding Certificate of Participation (NATL-RE), 5.250%, 6/1/19	1,147,800
1,210,000	Pender County, NC, Limited Obligation Refunding Revenue, Callable 6/1/22 @ 100, 5.000%, 6/1/26	1,375,879
1,390,000	Pitt County, NC, Certificate of Participation, Refunding, Callable 4/1/22 @ 100, 5.000%, 4/1/24	1,568,768
1,395,000	Pitt County, NC, Certificate of Participation, Refunding, Callable 4/1/22 @ 100, 5.000%, 4/1/25	1,564,478
2,160,000	Raleigh Durham Airport Authority, Refunding Revenue, Series B1, Callable 5/1/20 @ 100, 5.000%, 11/1/28	2,417,191
1,500,000	Raleigh, NC, Combined Enterprise System, Refunding Revenue, Series A, Callable 3/1/23 @ 100, 5.000%, 3/1/27	1,746,345
1,615,000	Raleigh, NC, Combined Enterprise System, Refunding Revenue, Series A, Callable 3/1/23 @ 100, 5.000%, 3/1/28	1,865,793
1,525,000	Rockingham County, NC, Public Improvements Certificate of Participation (Assured Guaranty), 5.000%, 4/1/17	1,705,087
1,510,000	Rockingham County, NC, Refunding Revenue, 5.000%, 4/1/18	1,718,863

Principal Amount	Fair Value

MUNICIPAL BONDS — (continued)

	North Carolina — (continued)
$ 1,085,000	Surry County, NC, Northern Hospital District Revenue, Callable 4/1/18 @ 100, OID, 5.500%, 10/1/21	$1,146,151
1,000,000	Union County, NC, Enterprise Systems, Refunding Revenue, Series A, Callable 12/1/21 @ 100, 4.000%, 12/1/22	1,111,030
2,205,000	Union County, NC, Refunding G.O., Series A, 5.000%, 3/1/22	2,637,863
1,000,000	Union County, NC, Refunding Revenue, 5.000%, 12/1/23	1,190,740
2,285,000	University of North Carolina at Greensboro, Refunding Revenue, Callable 4/1/21 @ 100, 5.000%, 4/1/23	2,621,352
1,160,000	University of North Carolina System, Appalachian State University, Refunding Revenue, Series B1, 4.000%, 10/1/15	1,225,621
3,260,000	University of North Carolina System, Appalachian State University, Refunding Revenue, Series B1, Callable 4/1/20 @ 100, 5.250%, 10/1/22	3,780,752
3,130,000	University of North Carolina System, Asheville/Wilmington, Refunding Revenue, Series C, Callable 4/1/20 @ 100 (Assured Guaranty), 5.000%, 10/1/20	3,636,778
1,485,000	University of North Carolina System, Asheville/Wilmington, Refunding Revenue, Series C, Callable 4/1/20 @ 100 (Assured Guaranty), 5.250%, 10/1/24	1,675,689
1,975,000	University of North Carolina System, The University of North Carolina at Greensboro, Refunding Revenue, Series B2, 5.000%, 4/1/17	2,216,345
1,005,000	University of North Carolina System, University & College Improvements Revenue, Series A, Callable 10/1/16 @ 100 (NATL-RE), 5.000%, 10/1/17	1,103,480
1,565,000	University of North Carolina System, University & College Improvements, General Trust Indenture Revenue, Series C, 4.250%, 10/1/14	1,594,516
1,000,000	University of North Carolina System, University & College Improvements, General Trust Indenture Revenue, Series C, 4.500%, 10/1/17	1,105,510
2,125,000	Watauga Public Facilities Corp., Revenue, Series A, Callable 6/1/22 @ 100, 5.000%, 6/1/24	2,430,447
1,000,000	Watauga Public Facilities Corp., Revenue, Series A, Callable 6/1/22 @ 100, 5.000%, 6/1/26	1,122,510
1,000,000	Wilson, NC, Public Facilities Project, Public Improvements Certificate of Participation, Series A (Assured Guaranty), 5.000%, 5/1/16	1,087,830
1,000,000	Winston-Salem State University Foundation LLC, Refunding Revenue, Callable 4/1/22 @ 100, 5.000%, 4/1/25	1,086,990

Continued

Sterling Capital North Carolina Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued)
March 31, 2014 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	North Carolina — (continued)
$ 1,000,000	Winston-Salem, NC, Water & Sewer System, Refunding Revenue, Series A, Callable 6/1/17 @ 100, 5.000%, 6/1/19	$1,124,650

	Total Municipal Bonds (Cost $188,936,370)	197,170,881

Shares
MONEY MARKET FUND (1.8%)
3,541,764	Federated North Carolina Municipal Cash Trust, Institutional Shares	3,541,764

	Total Money Market Fund (Cost $3,541,764)	3,541,764

Total Investments — 98.8% (Cost $192,478,134)		200,712,645
Net Other Assets (Liabilities) — 1.2%		2,517,089

NET ASSETS — 100.0%		$203,229,734

(a)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2014. The maturity date reflected is the final maturity date.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

CR — Custodial Receipts

G.O. — General Obligation

HUD — Housing & Urban Development

NATL — National Public Finance Guarantee Corp.

OID — Original Issue Discount

RE — Reinsurance

XLCA — XL Capital Assurance

See accompanying Notes to the Financial Statements.

Sterling Capital South Carolina Intermediate Tax-Free Fund
Schedule of Portfolio Investments
March 31, 2014 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS (91.8%)

	South Carolina (91.8%)
$1,000,000	Anderson Regional Joint Water System, Refunding Revenue, Series A, Callable 7/15/21 @ 100, 5.000%, 7/15/25	$1,123,190
1,095,000	Anderson, SC, Water & Sewer, Refunding Revenue (AGM), 5.000%, 7/1/19	1,272,740
1,000,000	Beaufort County, SC, School District, Refunding G.O., Series A, Callable 3/1/17 @ 100 (AGM, SCSDE), 5.000%, 3/1/27	1,084,690
215,000	Camden, SC, Combined Public Utility System, Unrefunded, Combined Refunding & Improvement Revenue, Callable 4/28/14 @ 100 (NATL), 5.000%, 3/1/15	215,815
760,000	Cayce, SC, Waterworks & Sewer Systems Refunding & Improvements Revenue, Series A (XLCA), 5.250%, 7/1/16	834,541
595,000	Cayce, SC, Waterworks & Sewer Systems Refunding & Improvements Revenue, Series A (XLCA), 5.250%, 7/1/20	692,681
1,000,000	Charleston County, SC, Capital Improvements Transportation Sales Tax, Public Improvements G.O., Callable 11/1/21 @ 100 (State Aid Withholding), 5.000%, 11/1/22	1,187,370
1,000,000	Charleston County, SC, Port, Airport & Marina Improvements Revenue, 5.000%, 12/1/22	1,176,130
2,500,000	Charleston Educational Excellence Finance Corp., Charleston County School Refunding Revenue, 5.000%, 12/1/21	2,915,300
1,295,000	College of Charleston, University & College Improvements Refunding Revenue, Series A, Callable 4/1/21 @ 100, 5.000%, 4/1/25	1,430,561
1,170,000	Easley, SC, Combined Utility System Refunding Revenue, Callable 12/1/19 @ 100 (Assured Guaranty), 5.000%, 12/1/24	1,292,768
1,135,000	East Richland County Public Service District, Refunding Revenue, 4.000%, 1/1/22	1,255,083
200,000	Educational Facilities Authority, Wofford College, University & College Improvements Revenue, Series A, 4.000%, 4/1/15	207,066
1,000,000	Greenville County, SC, School District Building Refunding Revenue, 5.000%, 12/1/22	1,171,840
1,075,000	Greenville County, SC, School District Building Refunding Revenue, Callable 12/1/16 @ 100, 5.000%, 12/1/22	1,177,705
570,000	Greenville County, SC, School District Building Refunding Revenue, Callable 12/1/16 @ 100, OID, 4.250%, 12/1/21	611,314
1,340,000	Greenville, SC, Hospital System Board, Facilities Refunding Revenue, 5.000%, 5/1/21	1,534,380
1,085,000	Greenville, SC, Hospital System Board, Facilities Refunding Revenue, Series A, Callable 5/1/18 @100, 5.250%, 5/1/22	1,197,156
1,000,000	Greenwood County, SC, Self Regional Healthcare Refunding Revenue, Series B, Callable 4/1/22 @ 100, 5.000%, 10/1/24	1,093,290
530,000	Greenwood County, SC, Self Regional Healthcare Revenue, Callable 10/1/19 @ 100, OID, 5.000%, 10/1/23	566,999
1,175,000	Greenwood, SC, Combined Public Utility Revenue, Series A, 4.000%, 12/1/18	1,301,653

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	South Carolina — (continued)
$500,000	Kershaw County, SC, Kershaw County School District Project, Refunding Revenue (AGC), 5.000%, 12/1/16	$553,140
1,460,000	Lancaster Educational Assistance Program, Inc., SC, Lancaster County School District Refunding Revenue, Series B, Callable 12/1/23 @ 100, 5.000%, 12/1/24	1,653,362
825,000	Lexington County, SC, Health Services District, Inc., Refunding Revenue, 5.000%, 11/1/15	884,870
110,000	Lexington County, SC, Health Services District, Inc., Refunding Revenue, 5.000%, 11/1/16	122,087
1,000,000	Lexington County, SC, Health Services District, Inc., Refunding Revenue, Callable 11/1/17 @ 100, 5.000%, 11/1/23	1,100,600
760,000	Lexington County, SC, Health Services District, Inc., Refunding Revenue, Callable 11/1/21 @ 100, 5.000%, 11/1/22	854,339
1,000,000	Lexington County, SC, School District No. 1, G.O., Series C (SCSDE), 5.000%, 2/1/21	1,185,230
1,000,000	Lexington One School Facilities Corp., Lexington County School District No. 1 Revenue, 5.000%, 12/1/16	1,110,340
940,000	Lexington, SC, Combined Waterworks & Sewer System Refunding Revenue, Callable 4/1/21 @100, 5.000%, 4/1/22	1,075,802
790,000	Newberry Investing in Children’s Education, Newberry County School District Project, School Improvements Revenue, 5.250%, 12/1/14	813,021
100,000	North Myrtle Beach, SC, Recreational Facility Improvements G.O. (State Aid Withholding), 4.000%, 3/1/19	111,877
535,000	Oconee County, SC, Duke Power Co. Project Refunding Revenue, 3.600%, 2/1/17	573,830
810,000	Orangeburg County, SC, School District No. 5, Refunding G.O. (SCSDE), 5.000%, 3/1/21	951,701
1,100,000	Orangeburg County, SC, School District No. 5, Refunding G.O., Callable 3/1/17 @100 (NATL-RE, SCSDE), 4.000%, 3/1/19	1,176,032
900,000	Piedmont Municipal Power Agency, Power System Refunding Revenue, Series A3, 5.000%, 1/1/16	967,347
550,000	Piedmont Municipal Power Agency, Power System Refunding Revenue, Series A3 (Assured Guaranty), 5.000%, 1/1/18	623,805
1,000,000	Piedmont Municipal Power Agency, Power System Refunding Revenue, Series B, Callable 1/1/22 @ 100, 4.000%, 1/1/23	1,060,130
420,000	Piedmont Municipal Power Agency, Power System, Prerefunded, Refunding Revenue (NATL-RE), OID, 5.375%, 1/1/25	478,498
1,000,000	Renewable Water Resources Sewage System, Refunding Revenue, 4.000%, 1/1/20	1,112,700
50,000	Renewable Water Resources Sewage System, Refunding Revenue, Series A, Callable 1/1/20 @ 100, 5.000%, 1/1/21	57,375
1,000,000	Rock Hill, SC, Combined Utility System, Refunding & Improvements Revenue, Series B (AGM), 5.000%, 1/1/20	1,153,930

Continued

Sterling Capital South Carolina Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued)
March 31, 2014 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	South Carolina — (continued)
$ 1,000,000	Rock Hill, SC, Combined Utility System, Refunding Revenue, Series A, Callable 1/1/22 @100 (AGM), 5.000%, 1/1/23	$1,147,020
1,090,000	Rock Hill, SC. Ltd. Obligations, Hospitality Fee Pledge, Refunding Revenue, 5.000%, 4/1/21	1,239,842
1,135,000	SCAGO Educational Facilities Corp. for Pickens School District, Pickens County Project, School Improvements Revenue, Callable 12/1/16 @ 100 (AGM), 5.000%, 12/1/18	1,256,059
825,000	SCAGO Educational Facilities Corp. for Pickens School District, Pickens County Project, School Improvements Revenue, Callable 12/1/16 @ 100 (AGM), 5.000%, 12/1/19	910,462
500,000	SCAGO Public Facilities Corp. for Georgetown County, Georgetown County Project, Refunding Revenue, Series A, 5.000%, 12/1/18	566,770
500,000	SCAGO Public Facilities Corp. for Georgetown County, Georgetown County Project, Refunding Revenue, Series A, 5.000%, 12/1/19	571,650
550,000	South Carolina Jobs-Economic Development Authority, AnMed Health Project, Refunding & Improvement Revenue, Series B (Assured Guaranty), 5.000%, 2/1/19	627,363
1,000,000	South Carolina Jobs-Economic Development Authority, Bons Secours Health System, Inc., Refunding Revenue, Callable 11/1/22 @ 100, 5.000%, 11/1/24	1,093,280
1,500,000	South Carolina Jobs-Economic Development Authority, Conway Hospital Income Project, Health, Hospital, Nursing Home Improvements Revenue, Callable 7/1/22 @ 100, 5.000%,7/1/23	1,659,960
850,000	South Carolina Jobs-Economic Development Authority, Kershaw County Medical Center Project, Health, Hospital, Nursing Home Improvements Revenue, OID, 5.000%, 9/15/18	916,461
500,000	South Carolina Jobs-Economic Development Authority, Palmetto Health Facilities, Refunding Revenue, Series A, 2.500%, 8/1/14	502,565
500,000	South Carolina Jobs-Economic Development Authority, Palmetto Health Facilities, Refunding Revenue, Series A (AGM), 5.000%, 8/1/19	568,230
500,000	South Carolina Jobs-Economic Development Authority, Palmetto Health, Refunding & Improvement Facilities Revenue, OID, 5.000%, 8/1/18	547,525
1,050,000	South Carolina State Ports Authority, Port, Airport & Marina Improvements Revenue, 5.000%, 7/1/19	1,211,879
540,000	South Carolina State Public Service Authority, Electricity Lights & Power Improvements Revenue, Series A, Callable 1/1/17 @ 100 (AMBAC), 5.000%, 1/1/23	597,348

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	South Carolina — (continued)
$1,030,000	South Carolina State Public Service Authority, Refunding Revenue, Series A, Callable 1/1/19 @ 100, 5.000%, 1/1/27	$1,130,950
1,015,000	South Carolina State Public Service Authority, Refunding Revenue, Series A, Callable 1/1/19 @ 100, 5.000%, 1/1/32	1,093,328
1,225,000	South Carolina State Public Service Authority, Refunding Revenue, Series B, Callable 1/1/16 @ 100 (NATL-RE), 5.000%, 1/1/22	1,311,546
500,000	South Carolina Transportation Infrastructure Bank, Refunding Revenue, Series B (AMBAC), 5.250%, 10/1/15	537,250
285,000	South Carolina Transportation Infrastructure Bank, Transit Improvements Revenue, Series A (XLCA), 5.000%, 10/1/15	305,167
400,000	Spartanburg County, SC, School District No. 1, School Improvements G.O., Callable 9/1/16 @ 100 (AGM, SCSDE), 5.000%, 3/1/22	439,600
1,000,000	Spartanburg Regional Health Services District, Refunding Revenue, Series A, 5.000%, 4/15/20	1,138,790
600,000	Spartanburg Regional Health Services District, Refunding Revenue, Series A, Callable 4/15/18 @ 100 (Assured Guaranty), 5.250%, 4/15/21	662,244
830,000	Three Rivers Solid Waste Authority, Solid Waste Disposal Facilities, Refunding Revenue, 4.500%, 12/15/16	898,749
500,000	University of South Carolina, Refunding Revenue, Series A, Callable 5/1/20 @ 100, 5.000%, 5/1/28	546,970
310,000	York County, SC, Public Improvements G.O., Callable 11/1/16 @ 100, OID, 5.100%, 11/1/21	342,011
170,000	York County, SC, School District No. 1, Refunding G.O., Series A, Callable 3/1/19 @ 100 (SCSDE), 5.000%, 3/1/20	194,931

	Total Municipal Bonds (Cost $61,193,307)	62,980,238

Continued

Sterling Capital South Carolina Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued)
March 31, 2014 (Unaudited)

Shares		Fair Value
MONEY MARKET FUND (6.9%)
4,689,170	Federated Tax-Free Obligations Fund, Institutional Shares	$4,689,170
	Total Money Market Fund (Cost $4,689,170)	4,689,170

Total Investments — 98.7% (Cost $65,882,477)		67,669,408
Net Other Assets (Liabilities) — 1.3%		924,455

NET ASSETS — 100.0%		$68,593,863

AGC — Assured Guaranty Corp.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

G.O. — General Obligation

NATL — National Public Finance Guarantee Corp.

OID — Original Issue Discount

RE — Reinsurance

SCAGO — South Carolina Association of Governmental Organizations

SCSDE — South Carolina School District Enhancement

XLCA — XL Capital Assurance

See accompanying Notes to the Financial Statements.

Sterling Capital Virginia Intermediate Tax-Free Fund
Schedule of Portfolio Investments
March 31, 2014 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS (97.2%)

	District of Columbia (1.7%)
$1,160,000	Metropolitan Washington Airports Authority, Port, Airport & Marina Improvement Revenue, Series A, Callable 10/1/20 @ 100, 5.000%, 10/1/23	$1,341,447
600,000	Metropolitan Washington Airports Authority, Refunding Revenue, Series B, Callable 10/1/19 @ 100, 5.000%, 10/1/21	689,724

		2,031,171

	Virginia (95.5%)
1,000,000	Albemarle County, VA, Economic Development Authority, Albemarle County Project, Public Improvements Revenue, 5.000%, 6/1/21	1,174,750
1,730,000	Albemarle County, VA, Economic Development Authority, Albemarle County Project, Public Improvements Revenue, Callable 6/1/22 @ 100, 5.000%, 6/1/23	2,017,076
2,760,000	Albemarle County, VA, Economic Development Authority, Refunding Revenue, 5.000%, 6/1/20	3,239,384
1,000,000	Alexandria, VA, Public Improvements G.O., Series A, 5.000%, 6/15/16	1,101,030
1,000,000	Alexandria, VA, Refunding G.O. (State Aid Withholding), 5.000%, 6/15/21	1,197,740
1,000,000	Arlington County, VA, Industrial Development Authority, VA Hospital Center Arlington, Refunding Revenue, 5.000%, 7/1/18	1,136,930
1,100,000	Chesterfield County, VA, Economic Development Authority, Electric & Power, Refunding Revenue, Series A, Callable 5/1/19 @ 100, 5.000%, 5/1/23	1,211,177
475,000	Danville, VA, Refunding G.O., Series A, Callable 3/1/19 @ 100 (Assured Guaranty, State Aid Withholding), 5.000%, 3/1/21	537,501
550,000	Danville, VA, Refunding G.O., Series A, Callable 3/1/19 @ 100, (Assured Guaranty, State Aid Withholding), 5.000%, 3/1/22	616,501
1,410,000	Fairfax County, VA, Economic Development Authority, Community Services Facilities Project, Health, Hospital, Nursing, Home Improvements, Revenue, Series A, 4.500%, 3/1/21	1,595,345
2,500,000	Fairfax County, VA, Economic Development Authority, Laurel Hill Public Facilities Project, Refunding Revenue, Series A, 5.000%, 6/1/22	2,954,850
1,000,000	Fairfax County, VA, Industrial Development Authority, Inova Health System Project, Refunding Revenue, (AGM-CR), OID, 5.250%, 8/15/19	1,141,040
595,000	Fairfax County, VA, Industrial Development Authority, Inova Health Systems Project, Refunding Revenue, Series C, 5.000%, 5/15/18	684,780
715,000	Fairfax County, VA, Redevelopment & Housing Authority, Redevelopment & Housing Refunding Revenue, 3.500%, 10/1/18	782,382
2,160,000	Fairfax County, VA, Sewer Improvements Revenue, Callable 7/15/21 @ 100, 5.000%, 7/15/22	2,559,470

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	Virginia — (continued)
$ 965,000	Falls Church, VA, Public Improvements, G.O. (State Aid Withholding), 5.000%, 7/1/20	$1,149,595
1,350,000	Hampton, VA, Public Improvements, G.O. (State Aid Withholding), 5.000%, 4/1/21	1,607,310
1,000,000	Hampton, VA, Public Improvements, Refunding G.O., Series A, Callable 1/15/19 @100, 5.000%, 1/15/21	1,139,360
1,525,000	Harrisonburg, VA, Public Improvements, Refunding G.O., Series B, (State Aid Withholding), 5.000%, 7/15/18	1,768,604
1,665,000	Loudoun County, VA, Industrial Development Authority, Refunding Revenue, 4.000%, 12/15/22	1,867,214
1,020,000	Loudoun County, VA, Public Improvements G.O., Series B, (State Aid Withholding), 5.000%, 12/1/16	1,141,900
1,000,000	Loudoun County, VA, School Improvements G.O., Series B, (State Aid Withholding), 5.000%, 12/1/15	1,079,700
1,465,000	Montgomery County, VA, Economic Development Authority, Virginia Tech Foundation, Refunding Revenue, Series A, Callable 6/1/20 @ 100, 5.000%, 6/1/27	1,620,378
2,460,000	Montgomery County, VA, Economic Development Authority, Virginia Tech Foundation, Refunding Revenue, Series A, Callable 6/1/21 @ 100, 5.000%, 6/1/24	2,808,139
1,315,000	Montgomery County, VA, Industrial Development Authority, Public Projects, Public Improvements, Revenue, 5.000%, 2/1/18	1,501,796
1,445,000	Montgomery County, VA, Industrial Development Authority, Public Projects, Public Improvements, Revenue, Callable 2/1/18 @ 100, 5.000%, 2/1/24	1,584,428
2,000,000	Newport News, VA, General Water Improvements, Refunding G.O., Series A, 4.000%, 7/15/20	2,253,500
1,000,000	Newport News, VA, General Water Improvements, Refunding G.O., Series B, 5.250%, 7/1/21	1,205,970
1,000,000	Norfolk, VA, Economic Development Authority, Bon Secours Health System, Inc., Refunding Revenue, Callable 11/1/22 @ 100, 5.000%, 11/1/29	1,064,540
1,000,000	Norfolk, VA, Economic Development Authority, Sentara Healthcare Facilities, Refunding Revenue, Series B, Callable 11/1/22 @ 100, 5.000%, 11/1/25	1,138,430
1,000,000	Norfolk, VA, Economic Development Authority, Sentara Healthcare, Refunding Revenue, Series B, Callable 11/1/22 @ 100, 5.000%, 11/1/24	1,147,340
1,000,000	Norfolk, VA, Water Utility Improvements Revenue, Callable 11/1/18 @ 100, 5.000%, 11/1/23	1,135,520
400,000	Northern Transportation District Commission, Virginia Railway Express Project, Refunding Revenue, Callable 5/1/14 @ 100, (AGM), 5.375%, 7/1/14	401,720

Continued

Sterling Capital Virginia Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued)
March 31, 2014 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	Virginia — (continued)
$ 500,000	Pittsylvania County, VA, Refunding G.O., Series B, 3.000%, 3/1/16	$523,030
1,000,000	Pittsylvania County, VA, School Improvements G.O., Series B, 5.000%, 2/1/19	1,157,150
1,320,000	Pittsylvania County, VA, School Improvements G.O., Series B, Callable 2/1/19 @ 100, OID, 5.200%, 2/1/20	1,511,492
1,775,000	Pittsylvania County, VA, School Improvements G.O., Series B, Callable 2/1/19 @ 100, OID, 5.375%, 2/1/21	2,016,791
1,175,000	Poquoson, VA, Refunding G.O., (State Aid Withholding), 5.000%, 2/15/19	1,366,466
1,160,000	Poquoson, VA, Refunding G.O., (State Aid Withholding), 5.000%, 2/15/21	1,363,174
1,700,000	Portsmouth, VA, Public Improvements, Refunding G.O., Series A, Callable 2/1/23 @ 100, (State Aid Withholding), 5.000%, 2/1/27	1,964,418
1,330,000	Portsmouth, VA, Public Utilities, Refunding G.O., Series A, (State Aid Withholding), 4.000%, 7/15/19	1,494,055
1,325,000	Portsmouth, VA, Public Utilities, Refunding G.O., Series A, Callable 7/15/22 @ 100, (State Aid Withholding), 5.000%, 7/15/24	1,547,878
1,440,000	Portsmouth, VA, Refunding G.O., Series B, Callable 7/15/19 @ 100, 5.250%, 7/15/23	1,668,240
1,055,000	Portsmouth, VA, Refunding G.O., Series D, Callable 7/15/20 @ 100, 5.000%, 7/15/21	1,229,434
1,400,000	Prince William County, VA, County Facilities, Refunding Certificate of Participation, 3.500%, 10/1/18	1,522,654
1,150,000	Prince William County, VA, County Facilities, Refunding Certificate of Participation, 5.000%, 10/1/21	1,346,581
1,035,000	Richmond Metropolitan Authority, Expressway, Refunding Revenue, (NATL), 5.250%, 7/15/15	1,096,034
1,520,000	Richmond Metropolitan Authority, Expressway, Refunding Revenue, (NATL), 5.250%, 7/15/16	1,664,765
1,400,000	Riverside, VA, Regional Jail Authority, Refunding Revenue, 5.000%, 7/1/20	1,613,150
1,760,000	Riverside, VA, Regional Jail Authority, Refunding Revenue, 5.000%, 7/1/22	2,021,096
1,415,000	Roanoke, VA, Economic Development Authority, Carillion Health System, Remarketing, Refunding Revenue, Series C, (AGM), 5.000%, 7/1/17	1,589,229
1,100,000	Smyth County, VA, Industrial Development Authority, Mountain States Health Alliance Refunding Revenue, 5.000%, 7/1/15	1,146,915
885,000	Smyth County, VA, Industrial Development Authority, Mountain States Health Alliance Refunding Revenue, 5.000%, 7/1/20	977,190
900,000	Smyth County, VA, Industrial Development Authority, Mountain States Health Alliance Refunding Revenue, Callable 7/1/20 @ 100, OID, 5.000%, 7/1/23	962,118
1,530,000	Smyth County, VA, Public Improvement, Refunding G.O., Series A, Callable 11/1/21 @ 100 (State Aid Withholding), 5.000%, 11/1/25	1,731,134

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	Virginia — (continued)
$ 1,000,000	Spotsylvania County, VA, Public Improvements, G.O., Callable 1/15/16 @ 100 (AGM), 5.000%, 1/15/17	$1,075,800
1,420,000	Spotsylvania County, VA, Water & Sewer System, Refunding Revenue, Series A, Callable 6/1/20 @ 100, 5.000%, 6/1/28	1,569,980
1,515,000	Stafford County & Staunton Industrial Development Authority, Virginia Municipal League Association, Public Improvements Revenue, Series I, 4.000%, 2/1/16	1,602,612
800,000	Stafford County & Staunton Industrial Development Authority, Virginia Municipal League Association, Public Improvements Revenue, Series I, 4.000%, 2/1/17	863,712
1,300,000	Suffolk, VA, Public Improvements, Refunding G.O., Series A, (NATL-RE), 5.000%, 2/1/16	1,409,356
2,425,000	Suffolk, VA, Public Improvements, Refunding G.O., Series A, (NATL-RE), 5.000%, 2/1/17	2,715,273
465,000	Suffolk, VA, Unrefunded, Refunding G.O., Callable 12/1/15 @ 100, 5.000%, 12/1/18	500,400
1,100,000	Virginia Biotechnology Research Partnership Authority, Constructions Laboratories Project, Refunding Revenue, 5.000%, 9/1/19	1,293,457
2,500,000	Virginia College Building Authority, 21st Century College & Equipment, University & College Improvements Revenue, Series A (State Intercept), 5.000%, 2/1/22	2,970,525
845,000	Virginia College Building Authority, 21st Century College & Equipment, University & College Improvements Revenue, Series A, Callable 2/1/18 @ 100, (State Intercept), 5.000%, 2/1/21	949,645
1,000,000	Virginia College Building Authority, Educational Refunding Revenue, Series A, (State Intercept), 5.000%, 9/1/19	1,178,720
1,805,000	Virginia College Building Authority, Public Higher Education Financing Program, Refunding Revenue, Series B, (State Intercept), 5.000%, 9/1/20	2,137,842
1,620,000	Virginia Commonwealth Transportation Board, Federal Transportation Grant, Transit Improvements, Anticipation Revenue, Series A, 5.000%, 9/15/18	1,885,226
1,850,000	Virginia Commonwealth Transportation Board, Federal Transportation Grant, Transit Improvements, Revenue, Series B, Callable 9/15/22 @ 100, 5.000%, 3/15/23	2,192,139
1,400,000	Virginia Housing Development Authority, State Single Family Housing Revenue, Series A, 3.900%, 3/1/19	1,537,690
1,500,000	Virginia Port Authority, Port, Airport & Marina Improvements Revenue, Callable 7/1/20 @ 100, 5.000%, 7/1/28	1,677,240
1,025,000	Virginia Public Building Authority, Public Facilities Building Revenue, Series A, Callable 8/1/17 @ 100, (NATL-RE), 5.000%, 8/1/18	1,152,520
2,000,000	Virginia Public Building Authority, Public Improvements Revenue, Series A, Callable 8/1/21 @ 100, 5.000%, 8/1/26	2,266,760

Continued

Sterling Capital Virginia Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued)
March 31, 2014 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	Virginia — (continued)
$1,000,000	Virginia Public School Authority, School Financing 1997 Resolution, School Improvement Revenue, Series B, Callable 8/1/17 @100, (NATL-RE), 5.000%, 8/1/26	$1,116,330
1,150,000	Virginia Resources Authority, State Revolving Fund, Refunding Revenue, 5.500%, 10/1/17	1,335,737
1,835,000	Virginia Small Business Financing Authority, Sentara Healthcare Refunding Revenue, 4.000%, 11/1/16	1,990,736
175,000	Virginia Small Business Financing Authority, Sentara Healthcare, Refunding Revenue, Callable 5/1/20 @ 100, OID, 4.000%, 11/1/20	188,799
1,255,000	Western Regional Jail Authority, Correctional Facilities Improvement Revenue, Callable 6/1/17 @ 100, (NATL-RE), 4.750%, 6/1/23	1,376,660
2,000,000	York County, VA, Economic Development Authority, Electric & Power, Refunding Revenue, Series A, 4.050%, 5/1/33(a)	2,005,260
845,000	York County, VA, Economic Development Authority, VA Capital Projects, Refunding Revenue, 4.000%, 7/15/22	934,595

		117,005,408

	Total Municipal Bonds (Cost $114,324,114)	119,036,579

Shares		Fair Value
MONEY MARKET FUND (1.9%)
2,280,977	Federated Virginia Municipal Money Market Portfolio, Institutional Shares	$2,280,977

	Total Money Market Fund (Cost $2,280,977)	2,280,977

Total Investments — 99.1% (Cost $116,605,091)		121,317,556
Net Other Assets (Liabilities) — 0.9%		1,160,639

NET ASSETS — 100.0%		$122,478,195

(a)	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2014. The maturity date reflected is the final maturity date.

AGM — Assured Guaranty Municipal Corp.

CR — Custodial Receipts

G.O. — General Obligation

NATL — National Public Finance Guarantee Corp.

OID — Original Issue Discount

RE — Reinsurance

See accompanying Notes to the Financial Statements.

Sterling Capital West Virginia Intermediate Tax-Free Fund
Schedule of Portfolio Investments
March 31, 2014 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS (96.5%)
$ 975,000	Berkeley County, WV, Public Service Sewer District, Sewer Improvements Revenue, Series A, Callable 3/1/15 @ 100, 5.000%, 3/1/22	$1,004,377
670,000	Braxton County, WV, Board of Education, Public School Improvements G.O., Callable 5/1/18 @ 100, (AGM, West Virginia Board Commission), 5.000%, 5/1/23	748,799
1,450,000	Cabell County, WV, Board of Education, School Improvements G.O., (NATL-RE), 5.000%, 5/1/16	1,583,690
1,215,000	Fairmont State University, WV, University & College Improvements, Refunding Revenue, Series B, 4.000%, 6/1/19	1,339,124
1,005,000	Fairmont State University, WV, University & College Improvements, Refunding Revenue, Series A, Callable 6/1/21 @ 100, 5.000%, 6/1/23	1,132,464
1,495,000	Fairmont State University, WV, University & College Improvements, Refunding Revenue, Series B, Callable 6/1/21 @ 100, 5.000%, 6/1/23	1,684,611
1,260,000	Fairmont, WV, Waterworks Refunding Revenue, Series D, (AGM), 3.000%, 7/1/18	1,321,576
1,100,000	Fairmont, WV, Waterworks Refunding Revenue, Series D, Callable 7/1/19 @100, (AGM), 4.000%, 7/1/24	1,137,873
2,250,000	Greenbrier County, WV, Board of Education, Public School Improvements G.O., (AGM), 5.000%, 5/1/18	2,591,347
535,000	Jefferson County, WV, Board of Education Public School, Refunding G.O., (West Virginia Board Commission), 4.000%, 5/1/18	590,619
1,605,000	Jefferson County, WV, Board of Education Public School, Refunding G.O., (West Virginia Board Commission), 4.000%, 5/1/19	1,779,656
715,000	Jefferson County, WV, Board of Education Public School, Refunding G.O., (West Virginia Board Commission), 4.000%, 5/1/20	791,784
340,000	Logan County, WV, 1st Mortgage, Logan County, Health, Hospital, Nursing Home Improvements, Revenue, 8.000%, 12/1/16	380,174
1,700,000	Marshall University, WV, Refunding Revenue, 5.000%, 5/1/19	1,963,432
1,390,000	Marshall University, WV, University & College Improvements Revenue, Callable 5/1/21 @ 100, 5.000%, 5/1/26	1,540,940
1,560,000	Marshall University, WV, University & College Improvements Revenue, Callable 5/1/21 @ 100, 5.000%, 5/1/27	1,717,997
700,000	Monongalia County, WV, Board of Education, Public School Refunding G.O., (West Virginia Board Commission), 4.000%, 5/1/19	775,810
1,545,000	Monongalia County, WV, Board of Education, Public School Refunding G.O., (West Virginia Board Commission), 5.000%, 5/1/20	1,795,800
1,000,000	Monongalia County, WV, Board of Education, Public School Refunding G.O., Callable 5/1/22 @ 100, (West Virginia Board Commission), 5.000%, 5/1/23	1,153,480

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
$ 530,000	Monongalia County, WV, Building Commission Justice Center, Public Improvements Revenue, Series A, 4.000%, 2/1/19	$582,518
775,000	Monongalia County, WV, Building Commission Justice Center, Public Improvements Revenue, Series A, 4.000%, 2/1/21	844,262
405,000	Monongalia County, WV, Building Commission Justice Center, Public Improvements Revenue, Series A, Callable 2/1/21 @ 100, 4.000%, 2/1/22	435,428
815,000	Monongalia County, WV, Building Commission, Health System Obligated Group Refunding Revenue, Callable 7/1/21 @ 100, OID, 6.250%, 7/1/31	886,044
1,345,000	Monongalia County, WV, Building Commission, Health, Hospital, Nursing Home Improvement Revenue, Series A, Callable 7/1/15 @ 100, 5.250%, 7/1/20	1,379,284
745,000	Ohio County, WV, County Commission, Fort Henry Centre Financing District, Public Improvement, Tax Allocation, Series A, 5.350%, 6/1/17	780,283
1,190,000	Parkersburg, WV, Combined Waterworks & Sewer Systems, Refunding Revenue, Series C, (NATL), 5.000%, 9/1/14	1,210,218
1,330,000	Parkersburg, WV, Combined Waterworks & Sewer Systems, Refunding Revenue, Series C, (NATL), 5.000%, 9/1/15	1,401,594
420,000	Pleasants County, WV, Board of Education, Public School Improvements G.O., 3.000%, 5/1/17	444,524
860,000	Pleasants County, WV, Board of Education, Public School Improvements G.O., 4.000%, 5/1/21	947,995
295,000	Pleasants County, WV, Board of Education, Public School Improvements G.O., Callable 5/1/21 @ 100, 4.000%, 5/1/22	320,839
1,210,000	Pleasants County, WV, Board of Education, Public School Improvements G.O., Callable 5/1/21 @ 100, 4.000%, 5/1/23	1,299,504
1,165,000	Pleasants County, WV, Board of Education, Public School Improvements G.O., Callable 5/1/21 @ 100, 4.000%, 5/1/24	1,238,325
1,000,000	Preston County, WV, Board of Education, Public School Improvements G.O., (West Virginia Board Commission), 3.000%, 5/1/19	1,059,890
1,645,000	Preston County, WV, Board of Education, Public School Improvements G.O., (West Virginia Board Commission), 4.000%, 5/1/21	1,833,731
1,285,000	Princeton, WV, Princeton Community Hospital Project, Refunding Revenue, Series A, 5.000%, 5/1/22	1,388,044
1,365,000	Princeton, WV, Princeton Community Hospital Project, Refunding Revenue, Series A, Callable 5/1/22 @ 100, 5.000%, 5/1/27	1,403,015
2,005,000	Putnam County, WV, Board of Education, Public School Improvements, G.O., (West Virginia Board Commission), 4.000%, 5/1/19	2,252,257
1,000,000	Putnam County, WV, Board of Education, Public School Improvements, G.O., Callable 5/1/20 @ 100, (West Virginia Board Commission), 4.000%, 5/1/22	1,090,280

Continued

Sterling Capital West Virginia Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued)
March 31, 2014 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
$ 1,400,000	Shepherd University Board of Governors, Residence Facilities Projects, University & College Improvements, Revenue, Callable 6/1/15 @ 100, (NATL-RE), 5.000%, 6/1/25	$1,469,916
1,215,000	West Virginia Economic Development Authority, Correctional Juvenile Public Safety Facilities Lease, Refunding Revenue, Series A, 5.000%, 6/1/19	1,397,335
3,000,000	West Virginia Economic Development Authority, Correctional Juvenile Public Safety Facilities Lease, Refunding Revenue, Series A, Callable 6/1/22 @ 100, 5.000%, 6/1/25	3,319,950
4,685,000	West Virginia Economic Development Authority, Correctional Juvenile Public Safety Facilities Lease, Refunding Revenue, Series A, Callable 6/1/22 @ 100, 5.000%, 6/1/26	5,184,655
750,000	West Virginia Economic Development Authority, Department of Environmental Protection Lease, Refunding Revenue, Series B, 4.000%, 11/1/21	813,743
1,000,000	West Virginia Economic Development Authority, Ohio Power Co. Amos Project, Resource Recovery Improvements Revenue, Series A, 3.125%, 3/1/43(a)	1,020,290
1,710,000	West Virginia Economic Development Authority, The Diamond Project, Refunding Revenue, 3.000%, 12/15/18	1,821,595
2,390,000	West Virginia Economic Development Authority, The Diamond Project, Refunding Revenue, Callable 12/15/18 @ 100, 3.000%, 12/15/19	2,495,399
670,000	West Virginia Higher Education Policy Commission, Community & Technology Capital Improvements Revenue, Series A, 5.000%, 7/1/17	752,269
1,600,000	West Virginia Higher Education Policy Commission, Higher Education Facilities, Refunding Revenue, Series A, 5.000%, 4/1/20	1,853,712
250,000	West Virginia Higher Education Policy Commission, Higher Educational Facilities, Refunding Revenue, Series B, Callable 5/1/14 @100, (NATL), 5.000%, 4/1/16	250,910
640,000	West Virginia Hospital Finance Authority, Charleston Area Medical Center, Inc., Health, Hospital, Nursing Home Improvements Revenue, Series A, Callable 9/1/16 @ 100, OID, 6.500%, 9/1/16	695,379
845,000	West Virginia Hospital Finance Authority, Health System Obligation, Health, Hospital, Nursing Home Improvements, Revenue, Callable 1/1/15 @ 100, OID, 5.000%, 1/1/24	871,279
1,555,000	West Virginia Housing Development Fund, Refunding Revenue, Series A, 2.750%, 11/1/20	1,604,340
2,350,000	West Virginia School Building Authority, Capital Improvements, Refunding Revenue, Series A, (NATL), 5.000%, 7/1/16	2,583,496
1,855,000	West Virginia School Building Authority, Capital Improvements, Refunding Revenue, Series A, Callable 7/1/17 @ 100, (NATL), 5.000%, 7/1/18	2,070,180

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
$ 1,650,000	West Virginia School Building Authority, Capital Improvements, Refunding Revenue, Series A, Callable 7/1/17 @ 100, (NATL), 5.000%, 7/1/19	$1,850,755
2,500,000	West Virginia School Building Authority, Capital Improvements, Refunding Revenue, Series A, Callable 7/1/17 @ 100, (NATL), 5.000%, 7/1/20	2,796,900
100,000	West Virginia School Building Authority, School Improvements Revenue, 5.000%, 7/1/16	109,818
1,300,000	West Virginia School Building Authority, School Improvements Revenue, 5.000%, 7/1/18	1,494,155
1,050,000	West Virginia School Building Authority, School Improvements Revenue, Callable 7/1/18 @ 100, OID, 5.000%, 7/1/27	1,162,329
1,840,000	West Virginia School Building Authority, School Improvements Revenue, Callable 7/1/18 @100, 5.250%, 7/1/21	2,081,592
1,890,000	West Virginia State Building Commission, Regional Jail Refunding Revenue, Series A, (AMBAC), 5.375%, 7/1/21	2,049,006
1,320,000	West Virginia State Parkways Economic Development & Tourism Authority, Refunding Revenue (NATL, G.O. of Authority), 5.250%, 5/15/17	1,493,026
2,000,000	West Virginia State Parkways Economic Development & Tourism Authority, Refunding Revenue (NATL, G.O. of Authority), 5.250%, 5/15/19	2,346,420
1,000,000	West Virginia State Water Development Authority, Loan Program II, Refunding Revenue, Series A-II, Callable 11/1/23 @ 100, 5.000%, 11/1/26	1,141,750
2,525,000	West Virginia State Water Development Authority, Loan Program II, Refunding Revenue, Series A-II, Callable 11/1/23 @ 100, 5.000%, 11/1/27	2,867,718
1,480,000	West Virginia University, University Projects, University & College Improvements Refunding Revenue, Series A, Callable 10/1/22 @ 100, 5.000%, 10/1/35	1,597,941
1,865,000	West Virginia University, University Projects, University & College Improvements Revenue, Series B, 5.000%, 10/1/18	2,156,779
500,000	West Virginia University, University Projects, University & College Improvements Revenue, Series B, 5.000%, 10/1/19	583,125
1,500,000	West Virginia University, University Projects, University & College Improvements Revenue, Series B, 5.000%, 10/1/20	1,749,855
2,090,000	West Virginia, State Road, Refunding G.O., (NATL), 5.000%, 6/1/15	2,207,437

	Total Municipal Bonds (Cost $98,798,395)	101,724,642

Continued

Sterling Capital West Virginia Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued)
March 31, 2014 (Unaudited)

Shares		Fair Value
MONEY MARKET FUND (2.7%)
2,867,404	Federated Tax-Free Obligations Fund, Institutional Shares	$2,867,404

	Total Money Market Fund (Cost $2,867,404)	2,867,404

Total Investments — 99.2% (Cost $101,665,799)		104,592,046
Net Other Assets (Liabilities) — 0.8%		873,982

NET ASSETS — 100.0%		$105,466,028

(a)	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2014. The maturity date reflected is the final maturity date.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

G.O. — General Obligation

NATL — National Public Finance Guarantee Corp.

OID — Original Issue Discount

RE — Reinsurance

See accompanying Notes to the Financial Statements.

Sterling Capital Strategic Allocation Conservative Fund
Schedule of Portfolio Investments
March 31, 2014 (Unaudited)

Shares		Fair Value
EQUITY FUNDS (40.2%)
205,658	Sterling Capital Equity Income Fund, Institutional Shares(a)	$3,831,400
169,516	Sterling Capital Special Opportunities Fund, Institutional Shares(a)	3,793,772

	Total Equity Funds (Cost $6,634,303)	7,625,172

FIXED INCOME FUND (57.5%)
1,024,077	Sterling Capital Total Return Bond Fund, Institutional Shares(a)	10,896,174

	Total Fixed Income Funds (Cost $10,534,039)	10,896,174

MONEY MARKET FUND (2.1%)
401,708	Federated Treasury Obligations Fund, Institutional Shares	401,708

	Total Money Market Fund (Cost $401,708)	401,708

Total Investments — 99.8% (Cost $17,570,050)		18,923,054
Net Other Assets (Liabilities) — 0.2%		40,962

NET ASSETS — 100.0%		$18,964,016

(a)	Investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940.

See accompanying Notes to the Financial Statements.

Sterling Capital Strategic Allocation Balanced Fund
Schedule of Portfolio Investments
March 31, 2014 (Unaudited)

Shares		Fair Value
EQUITY FUNDS (60.2%)
598,572	Sterling Capital Equity Income Fund, Institutional Shares(a)	$11,151,402
493,445	Sterling Capital Special Opportunities Fund, Institutional Shares(a)	11,043,298

	Total Equity Funds (Cost $19,484,691)	22,194,700

FIXED INCOME FUND (37.5%)
1,301,913	Sterling Capital Total Return Bond Fund, Institutional Shares(a)	13,852,359

	Total Fixed Income Funds (Cost $13,469,586)	13,852,359

MONEY MARKET FUND (2.2%)
797,379	Federated Treasury Obligations Fund, Institutional Shares	797,379

	Total Money Market Fund (Cost $797,379)	797,379

Total Investments — 99.9% (Cost $33,751,656)		36,844,438
Net Other Assets (Liabilities) — 0.1%		40,953

NET ASSETS — 100.0%		$36,885,391

(a)	Investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940.

See accompanying Notes to the Financial Statements.

Sterling Capital Strategic Allocation Growth Fund
Schedule of Portfolio Investments
March 31, 2014 (Unaudited)

Shares		Fair Value
EQUITY FUNDS (75.2%)
559,458	Sterling Capital Equity Income Fund, Institutional Shares(a)	$10,422,697
461,157	Sterling Capital Special Opportunities Fund, Institutional Shares(a)	10,320,701

	Total Equity Funds (Cost $18,188,961)	20,743,398

FIXED INCOME FUND (22.7%)
589,227	Sterling Capital Total Return Bond Fund, Institutional Shares(a)	6,269,376

	Total Fixed Income Funds (Cost $6,183,705)	6,269,376

MONEY MARKET FUND (2.0%)
566,826	Federated Treasury Obligations Fund, Institutional Shares	566,826

	Total Money Market Fund (Cost $566,826)	566,826

Total Investments — 99.9% (Cost $24,939,492)		27,579,600
Net Other Assets (Liabilities) — 0.1%		16,860

NET ASSETS — 100.0%		$27,596,460

(a)	Investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940.

See accompanying Notes to the Financial Statements.

Sterling Capital Funds
Statements of Assets and Liabilities
March 31, 2014 (Unaudited)

	Sterling Capital Large Cap Value Diversified Fund	Sterling Capital Mid Value Fund
Assets:
Investments at fair value (a)	$259,855,356	$738,902,092
Cash	—	—
Cash held at broker for securities sold short	—	—
Interest and dividends receivable	371,175	1,374,827
Receivable for investments sold	—	685,846
Receivable for capital shares issued	432,430	2,852,079
Deferred offering costs	—	—
Prepaid expenses	26,195	47,896

Total Assets	260,685,156	743,862,740

Liabilities:
Call options written (premiums received $ — , $ — , $ — , $1,784,008, $970,481, $ — and $ — , respectively)	—	—
Securities sold short, at value (proceeds $ — , $ — , $ — , $ — , $ — , $26,165,420 and $ — , respectively)	—	—
Distributions payable	120	—
Payable for investments purchased	—	2,660,513
Payable for capital shares redeemed	2,697	664,617
Payable for dividends on short sales	—	—
Payable to broker for service fee on short sales	—	—
Accrued expenses and other payables:
Investment advisory fees	131,042	438,762
Administration fees	20,323	58,308
Audit fees	13,815	34,012
Distribution (12b-1) fees	8,303	14,094
Trustee fees	216	—
Other fees	13,680	9,926

Total Liabilities	190,196	3,880,232

Net Assets	$260,494,960	$739,982,508

Net Assets Consist of:
Capital	$274,208,726	$575,296,166
Undistributed (distributions in excess of) net investment income (loss)	117,756	555,603
Accumulated realized gain (loss)	(50,859,002)	3,843,876
Net unrealized appreciation (depreciation)	37,027,480	160,286,863

Net Assets	$260,494,960	$739,982,508

Net Assets
Class A Shares	$33,554,132	$45,777,485
Class B Shares	1,160,012	1,676,481
Class C Shares	401,019	3,668,172
Institutional Shares	225,379,797	688,860,183
Class R Shares	—	187

Total	$260,494,960	$739,982,508

Shares of Beneficial Interest Outstanding (Unlimited number of shares authorized, no par value)
Class A Shares	2,040,084	2,367,552
Class B Shares	71,772	92,103
Class C Shares	25,020	202,307
Institutional Shares	13,630,094	35,365,241
Class R Shares	—	10

Total	15,766,970	38,027,213

Net Asset Value
Class A Shares - redemption price per share	$16.45	$19.34

Class B Shares - offering price per share*	$16.16	$18.20

Class C Shares - offering price per share*	$16.03	$18.13

Institutional Shares	$16.54	$19.48

Class R Shares	$—	$18.95	**

Maximum Sales Charge - Class A Shares	5.75%	5.75%

Maximum Offering Price (100%/(100% - Maximum Sales Charge)) of net asset value adjusted to the nearest cent per share - Class A Shares	$17.45	$20.52

(a) Investments at cost	$222,827,876	$578,615,229

*	Redemption price per share varies by length of time shares are held.
**	The Sterling Capital Mid Value Fund and Sterling Capital Small Cap Value Diversified Fund net asset value for Class R Shares is calculated using unrounded net assets of $186.71 and $179.62 divided by the unrounded shares of 9.852 and 12.015, respectively.

See accompanying Notes to the Financial Statements.

Sterling Capital Small Cap Value Diversified Fund	Sterling Capital Special Opportunities Fund	Sterling Capital Equity Income Fund	Sterling Capital Long/Short Equity Fund	Sterling Capital Ultra Short Bond Fund

$136,104,343	$946,307,280	$2,010,264,876	$80,316,370	$57,818,550
—	—	—	251,994	—
—	—	—	26,392,271	—
240,383	685,433	4,921,904	56,528	578,249
14,655,868	1,335,004	3,133,754	2,080,061	—
841,848	2,580,290	6,132,967	5,635,944	40,089
—	—	—	6,183	—
27,807	44,526	80,162	4,931	11,201

151,870,249	950,952,533	2,024,533,663	114,744,282	58,448,089

—	2,422,350	745,000	—	—
—	—	—	26,624,176	—
—	—	6,432	—	11,745
14,740,729	4,513,238	4,410,749	5,891,315	1,000,000
27,789	748,184	4,799,102	127,970	168,660
—	—	—	25,786	—
—	—	—	2,624	—

86,461	595,072	1,186,764	92,683	9,758
10,725	73,830	157,805	5,749	4,541
6,769	48,518	110,192	1,595	3,312
2,914	165,849	420,697	69	3,863
—	828	1,811	198	249
8,406	79,715	225,909	11,483	6,224

14,883,793	8,647,584	12,064,461	32,783,648	1,208,352

$136,986,456	$942,304,949	$2,012,469,202	$81,960,634	$57,239,737

$121,807,250	$664,619,950	$1,611,922,436	$77,435,083	$57,380,606
(147,987)	(293,531)	1,430,683	(212,272)	(31,585)
(2,734,354)	10,287,773	27,165,806	2,332,775	(40,720)
18,061,547	267,690,757	371,950,277	2,405,048	(68,564)

$136,986,456	$942,304,949	$2,012,469,202	$81,960,634	$57,239,737

$11,134,597	$322,729,064	$729,611,437	$361,874	$17,918,674
390,282	8,428,232	9,072,727	—	—
349,866	107,053,758	310,686,551	4,882	—
125,111,531	503,585,330	959,983,722	81,593,878	39,321,063
180	508,565	3,114,765	—	—

$136,986,456	$942,304,949	$2,012,469,202	$81,960,634	$57,239,737

741,882	14,848,051	39,260,593	33,500	1,797,100
26,773	430,497	489,306	—	—
24,026	5,463,509	16,845,837	453	—
8,273,542	22,496,898	51,539,621	7,548,122	3,943,630
12	23,012	168,541	—	—

9,066,235	43,261,967	108,303,898	7,582,075	5,740,730

$15.01	$21.74	$18.58	$10.80	$9.97

$14.58	$19.58	$18.54	$—	$—

$14.56	$19.59	$18.44	$10.78	$—

$15.12	$22.38	$18.63	$10.81	$9.97

$14.95 **	$22.10	$18.48	$—	$—

5.75%	5.75%	5.75%	5.75%	0.50%

$15.93	$23.07	$19.71	$11.46	$10.02

$118,042,796	$677,978,181	$1,638,540,080	$77,452,569	$57,887,114

Sterling Capital Funds
Statements of Assets and Liabilities
March 31, 2014 (Unaudited)

	Sterling Capital Short Duration Bond Fund	Sterling Capital Intermediate U.S. Government Fund
Assets:
Investments at fair value (a)	$85,763,695	$39,111,549
Cash	—	—
Interest and dividends receivable	644,896	199,162
Receivable for investments sold	—	—
Receivable for capital shares issued	206,951	91,318
Prepaid expenses	13,571	6,919

Total Assets	86,629,113	39,408,948

Liabilities:
Distributions payable	167,209	54,086
Payable for investments purchased	329,083	—
Payable for capital shares redeemed	14,752	16,898
Accrued expenses and other payables:
Investment advisory fees	20,385	14,557
Administration fees	6,777	3,152
Distribution (12b-1) fees	2,701	3,065
Trustee fees	24	89
Other fees	9,542	10,128

Total Liabilities	550,473	101,975

Net Assets	$86,078,640	$39,306,973

Net Assets Consist of:
Capital	$94,422,124	$45,618,912
Undistributed (distributions in excess of) net investment income	(632,318)	245,202
Accumulated realized gain (loss)	(7,534,651)	(7,265,338)
Net unrealized appreciation (depreciation)	(176,515)	708,197

Net Assets	$86,078,640	$39,306,973

Net Assets
Class A Shares	$10,497,762	$9,280,285
Class B Shares	—	347,667
Class C Shares	574,183	891,709
Institutional Shares	75,006,695	28,787,312
Class R Shares	—	—

Total	$86,078,640	$39,306,973

Shares of Beneficial Interest Outstanding (Unlimited number of shares authorized, no par value)
Class A Shares	1,142,466	907,011
Class B Shares	—	34,095
Class C Shares	62,491	87,280
Institutional Shares	8,163,023	2,810,250
Class R Shares	—	—

Total	9,367,980	3,838,636

Net Asset Value
Class A Shares - redemption price per share	$9.19	$10.23

Class B Shares - offering price per share*	$—	$10.20

Class C Shares - offering price per share*	$9.19	$10.22

Institutional Shares	$9.19	$10.24

Class R Shares	$—	$—

Maximum Sales Charge - Class A Shares	2.00%	2.00%

Maximum Offering Price (100%/(100% - Maximum Sales Charge)) of net asset value adjusted to the nearest cent per share - Class A Shares	$9.38	$10.44

(a) Investments at cost	$85,940,210	$38,403,352

*	Redemption price per share varies by length of time shares are held.
**	The Sterling Capital Corporate Fund and Sterling Capital Securitized Opportunities Fund net asset value for Class C Shares is calculated using unrounded net assets of $2,711.81 and $2,678.96 divided by the unrounded shares of 265.551 and 272.644, respectively.
***	The Sterling Capital Total Return Bond Fund net asset value for Class R Shares is calculated using unrounded net assets of $5,553.32 divided by the unrounded shares of 524.50.

See accompanying Notes to the Financial Statements.

Sterling Capital Total Return Bond Fund	Sterling Capital Corporate Fund	Sterling Capital Securitized Opportunities Fund	Sterling Capital Kentucky Intermediate Tax-Free Fund	Sterling Capital Maryland Intermediate Tax-Free Fund

$452,011,446	$55,736,119	$37,434,539	$16,100,289	$37,949,461
—	—	3	—	—
3,764,929	743,388	127,898	193,178	405,836
2,793	—	—	—	—
1,059,767	276,190	—	—	2,170
14,984	9,254	8,853	2,214	3,539

456,853,919	56,764,951	37,571,293	16,295,681	38,361,006

654,527	35,475	3,661	25,748	44,938
—	—	—	—	—
1,975,884	416,114	80,244	6,628	94,726

142,483	17,384	9,728	6,337	14,825
35,847	4,625	2,923	1,311	3,067
14,011	46	16	1,164	2,233
951	—	62	33	37
85,515	14,060	12,014	3,941	7,691

2,909,218	487,704	108,648	45,162	167,517

$453,944,701	$56,277,247	$37,462,645	$16,250,519	$38,193,489

$454,214,175	$55,607,436	$39,151,232	$15,160,721	$37,003,846
(791,044)	(60,651)	(153,326)	3,324	4,617
(5,866,564)	(357,210)	(1,625,371)	115,224	12,064
6,388,134	1,087,672	90,110	971,250	1,172,962

$453,944,701	$56,277,247	$37,462,645	$16,250,519	$38,193,489

$39,543,901	$240,466	$84,767	$5,147,418	$7,074,395
1,635,472	—	—	—	—
4,883,273	2,712	2,679	67,931	771,603
407,876,502	56,034,069	37,375,199	11,035,170	30,347,491
5,553	—	—	—	—

$453,944,701	$56,277,247	$37,462,645	$16,250,519	$38,193,489

3,718,822	23,519	8,618	480,616	640,021
153,651	—	—	—	—
458,544	266	273	6,341	69,790
38,337,122	5,482,090	3,797,807	1,031,829	2,741,361
525	—	—	—	—

42,668,664	5,505,875	3,806,698	1,518,786	3,451,172

$10.63	$10.22	$9.84	$10.71	$11.05

$10.64	$—	$—	$—	$—

$10.65	$10.21 **	$9.83 **	$10.71	$11.06

$10.64	$10.22	$9.84	$10.69	$11.07

$10.59 ***	$—	$—	$—	$—

5.75%	2.00%	2.00%	2.00%	2.00%

$11.28	$10.43	$10.04	$10.93	$11.28

$445,623,312	$54,648,447	$37,344,429	$15,129,039	$36,776,499

Sterling Capital Funds
Statements of Assets and Liabilities
March 31, 2014 (Unaudited)

	Sterling Capital North Carolina Intermediate Tax-Free Fund	Sterling Capital South Carolina Intermediate Tax-Free Fund
Assets:
Investments at fair value - unaffiliated (a)	$200,712,645	$67,669,408
Investments at fair value - affiliated (b)	—	—
Interest and dividends receivable - unaffiliated	2,780,808	851,566
Dividends receivable - affiliated	—	—
Receivable for capital shares issued	746,153	296,717
Prepaid and other expenses	5,528	3,747

Total Assets	204,245,134	68,821,438

Liabilities:
Distributions payable	302,892	78,662
Payable for capital shares redeemed	566,956	98,723
Accrued expenses and other payables:
Investment advisory fees	78,157	25,901
Administration fees	16,167	5,359
Audit fees	12,707	4,183
Distribution (12b-1) fees	13,603	5,220
Trustee fees	156	112
Transfer agent fees	10,273	3,672
Other fees	14,489	5,743

Total Liabilities	1,015,400	227,575

Net Assets	$203,229,734	$68,593,863

Net Assets Consist of:
Capital	$195,142,860	$66,958,490
Undistributed (distributions in excess of) net investment income	83,048	9,206
Accumulated realized gain (loss)	(230,685)	(160,764)
Net unrealized appreciation (depreciation)	8,234,511	1,786,931

Net Assets	$203,229,734	$68,593,863

Net Assets
Class A Shares	$49,293,024	$18,863,153
Class B Shares	—	—
Class C Shares	3,410,369	1,466,147
Institutional Shares	150,526,341	48,264,563

Total	$203,229,734	$68,593,863

Shares of Beneficial Interest Outstanding (Unlimited number of shares authorized, no par value)
Class A Shares	4,554,840	1,725,533
Class B Shares	—	—
Class C Shares	315,366	134,140
Institutional Shares	13,909,862	4,444,952

Total	18,780,068	6,304,625

Net Asset Value
Class A Shares - redemption price per share	$10.82	$10.93

Class B Shares - offering price per share*	$—	$—

Class C Shares - offering price per share*	$10.81	$10.93

Institutional Shares	$10.82	$10.86

Maximum Sales Charge - Class A Shares	2.00%	2.00%

Maximum Offering Price (100%/(100% - Maximum Sales Charge)) of net asset value adjusted to the nearest cent per share - Class A Shares	$11.04	$11.15

Investments at cost:
(a) Investments at cost - unaffiliated	$192,478,134	$65,882,477
(b) Investments at cost - affiliated	$—	$—

*	Redemption price per share varies by length of time shares are held.

See accompanying Notes to the Financial Statements.

Sterling Capital Virginia Intermediate Tax-Free Fund	Sterling Capital West Virginia Intermediate Tax-Free Fund	Sterling Capital Strategic Allocation Conservative Fund	Sterling Capital Strategic Allocation Balanced Fund	Sterling Capital Strategic Allocation Growth Fund

$121,317,556	$104,592,046	$401,708	$797,379	$566,826
—	—	18,521,346	36,047,059	27,012,774
1,327,365	1,452,832	4	5	4
—	—	38,395	49,274	22,168
187,851	432,126	18,900	19,510	987
5,854	4,024	6,133	5,631	5,055

122,838,626	106,481,028	18,986,486	36,918,858	27,607,814

155,536	139,921	16,374	2,661	904
114,411	799,382	—	16,962	—

47,209	40,483	—	—	—
9,766	8,374	—	—	—
7,581	6,379	1,095	2,078	1,549
11,123	8,296	4,272	9,758	7,488
135	100	—	161	121
5,953	4,670	729	1,663	1,292
8,717	7,395	—	184	—

360,431	1,015,000	22,470	33,467	11,354

$122,478,195	$105,466,028	$18,964,016	$36,885,391	$27,596,460

$117,790,092	$102,470,076	$24,167,675	$41,944,718	$35,065,127
62,563	(12,638)	38,093	(51,996)	(43,989)
(86,925)	82,343	(6,594,756)	(8,100,113)	(10,064,786)
4,712,465	2,926,247	1,353,004	3,092,782	2,640,108

$122,478,195	$105,466,028	$18,964,016	$36,885,391	$27,596,460

$44,519,665	$36,257,660	$15,459,826	$33,519,887	$23,917,796
—	—	899,814	2,510,745	2,380,814
1,878,859	708,522	307,101	600,614	480,414
76,079,671	68,499,846	2,297,275	254,145	817,436

$122,478,195	$105,466,028	$18,964,016	$36,885,391	$27,596,460

3,746,765	3,630,470	1,485,229	3,238,697	2,385,937
—	—	86,276	247,557	243,443
158,161	70,938	29,685	59,065	49,318
6,404,674	6,851,143	218,406	24,388	81,361

10,309,600	10,552,551	1,819,596	3,569,707	2,760,059

$11.88	$9.99	$10.41	$10.35	$10.02

$—	$—	$10.43	$10.14	$9.78

$11.88	$9.99	$10.35	$10.17	$9.74

$11.88	$10.00	$10.52	$10.42	$10.05

2.00%	2.00%	5.75%	5.75%	5.75%

$12.12	$10.19	$11.05	$10.98	$10.63

$116,605,091	$101,665,799	$401,708	$797,379	$566,826
$—	$—	$17,168,342	$32,954,277	$24,372,666

Sterling Capital Funds
Statements of Operations
For the Six Months Ended March 31, 2014 (Unaudited)

	Sterling Capital Large Cap Value Diversified Fund	Sterling Capital Mid Value Fund
Investment Income:
Interest income	$—	$—
Dividend income	2,648,356	4,954,481
Foreign tax withholding	—	(35)

Total investment income	2,648,356	4,954,446

Expenses:
Investment advisory fees (See Note 5)	851,982	2,366,701
Administration fees (See Note 5)	114,036	316,709
Distribution fees - Class A Shares	38,810	54,269
Distribution fees - Class B Shares	6,231	9,463
Distribution fees - Class C Shares	1,378	12,425
Distribution fees - Class R Shares	—	—
Trustee fees	11,223	29,595
Accounting out-of-pocket fees	4,301	6,470
Audit fees	10,378	27,451
Custodian fees	5,875	15,489
Fund accounting fees (See Note 5)	9,128	25,357
Legal fees	10,776	27,837
Offering costs	—	—
Printing fees	12,712	31,086
Transfer agent fees (See Note 5)	45,797	174,085
Other fees	25,618	44,992

Total expenses excluding dividend expense and service fee on securities sold short	1,148,245	3,141,929
Dividend expense	—	—
Service fee on securities sold short	—	—

Total expenses before waivers	1,148,245	3,141,929
Less expenses waived by the Investment Advisor (See Note 5)	(121,712)	—

Net expenses	1,026,533	3,141,929

Net investment income (loss)	1,621,823	1,812,517

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investments	14,511,278	22,107,710
Written options	—	—
Foreign currency transactions	—	—
Short sales	—	—
Change in unrealized appreciation/depreciation on:
Investments	21,727,544	38,385,980
Written options	—	—
Foreign currency transactions	—	—
Short sales	—	—

Total realized and unrealized gain	36,238,822	60,493,690

Change in net assets from operations	$37,860,645	$62,306,207

*	Commencement of operations was December 13, 2013.

See accompanying Notes to the Financial Statements.

Sterling Capital Small Cap Value Diversified Fund	Sterling Capital Special Opportunities Fund	Sterling Capital Equity Income Fund	Sterling Capital Long/Short Equity Fund*	Sterling Capital Ultra Short Bond Fund

$—	$—	$—	$58,603	$316,103
1,171,714	4,907,810	30,740,940	268,917	19,737
(1,409)	(94,964)	(574,643)	(5,248)	—

1,170,305	4,812,846	30,166,297	322,272	335,840

479,657	3,287,139	7,029,873	257,347	56,241
59,919	410,646	941,120	16,004	26,351
12,175	366,704	898,389	133	20,500
2,057	43,170	49,047	—	—
1,381	504,234	1,496,616	11	—
—	1,194	7,504	—	—
5,799	40,561	94,224	1,311	2,474
6,243	8,836	17,145	6,714	13,737
5,348	37,435	86,950	1,595	2,400
3,102	21,065	48,942	1,120	1,427
4,796	32,871	75,323	8,256	2,109
5,531	38,793	88,874	1,378	2,455
—	—	—	938	2,001
6,094	42,782	99,488	1,763	2,699
29,407	218,065	910,721	6,153	9,602
23,636	52,800	108,655	3,257	7,158

645,145	5,106,295	11,952,871	305,980	149,154
—	—	—	94,961	—
—	—	—	133,603	—

645,145	5,106,295	11,952,871	534,544	149,154
—	—	—	—	—

645,145	5,106,295	11,952,871	534,544	149,154

525,160	(293,449)	18,213,426	(212,272)	186,686

2,150,397	17,580,391	21,138,579	2,233,116	(26,108)
—	536,005	(133,875)	—	—
—	—	—	920	—
—	—	—	98,739	—

11,939,670	92,504,832	92,256,979	2,863,801	27,349
—	(191,257)	225,481	—	—
—	—	—	3	—
—	—	—	(458,756)	—

14,090,067	110,429,971	113,487,164	4,737,823	1,241

$14,615,227	$110,136,522	$131,700,590	$4,525,551	$187,927

Sterling Capital Funds
Statements of Operations
For the Six Months Ended March 31, 2014 (Unaudited)

	Sterling Capital Short Duration Bond Fund	Sterling Capital Intermediate U.S. Government Fund
Investment Income:
Interest income	$911,794	$537,838
Dividend income	17,524	32

Total investment income	929,318	537,870

Expenses:
Investment advisory fees (See Note 5)	124,681	99,406
Administration fees (See Note 5)	38,939	21,680
Distribution fees - Class A Shares	16,075	12,357
Distribution fees - Class B Shares	—	2,361
Distribution fees - Class C Shares	2,895	4,579
Distribution fees - Class R Shares	—	—
Trustee fees	3,783	2,423
Accounting out-of-pocket fees	13,050	4,209
Audit fees	3,495	2,154
Custodian fees	2,067	1,328
Fund accounting fees (See Note 5)	3,117	1,734
Legal fees	3,591	2,569
Printing fees	4,360	2,505
Transfer agent fees (See Note 5)	16,159	11,833
Other fees	7,859	8,448

Total expenses before waivers	240,071	177,586
Less expenses waived by the Investment Advisor (See Note 5)	(16,564)	—

Net expenses	223,507	177,586

Net investment income	705,811	360,284

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from investments	(3,596)	518,325
Change in unrealized appreciation/depreciation on investments	162,990	(335,174)

Total realized and unrealized gain	159,394	183,151

Change in net assets from operations	$865,205	$543,435

See accompanying Notes to the Financial Statements.

Sterling Capital Total Return Bond Fund	Sterling Capital Corporate Fund	Sterling Capital Securitized Opportunities Fund	Sterling Capital Kentucky Intermediate Tax-Free Fund	Sterling Capital Maryland Intermediate Tax-Free Fund

$8,552,029	$1,369,353	$630,119	$296,858	$543,675
302,540	89,039	110	28	93

8,854,569	1,458,392	630,229	296,886	543,768

859,675	130,474	73,456	38,731	93,027
217,788	34,955	19,686	8,067	19,378
50,958	226	64	6,918	9,431
9,048	—	—	—	—
25,706	44	13	337	5,009
13	—	—	—	—
22,822	3,433	2,237	834	1,984
27,389	10,403	12,567	4,926	6,418
20,819	3,243	1,957	765	1,802
11,882	1,959	1,208	505	1,121
17,426	2,796	1,574	645	1,550
22,642	3,680	2,444	840	1,992
23,911	3,764	2,478	878	2,082
93,899	14,556	9,180	3,481	9,243
28,865	8,042	7,231	2,206	4,886

1,432,843	217,575	134,095	69,133	157,923
(47,764)	—	(2,410)	—	—

1,385,079	217,575	131,685	69,133	157,923

7,469,490	1,240,817	498,544	227,753	385,845

572,630	75,610	(102,357)	127,382	121,998
6,091,882	1,299,661	243,871	(55,673)	237,914

6,664,512	1,375,271	141,514	71,709	359,912

$14,134,002	$2,616,088	$640,058	$299,462	$745,757

Sterling Capital Funds
Statements of Operations
For the Six Months Ended March 31, 2014 (Unaudited)

	Sterling Capital North Carolina Intermediate Tax-Free Fund	Sterling Capital South Carolina Intermediate Tax-Free Fund
Investment Income:
Interest income	$3,351,332	$1,011,201
Dividend income - unaffiliated	364	134
Dividend income - affiliated	—	—

Total investment income	3,351,696	1,011,335

Expenses:
Investment advisory fees (See Note 5)	474,366	153,092
Administration fees (See Note 5)	98,801	31,886
Distribution fees - Class A Shares	65,821	24,473
Distribution fees - Class B Shares	—	—
Distribution fees - Class C Shares	20,552	5,219
Trustee fees	10,019	3,273
Accounting out-of-pocket fees	14,414	9,020
Audit fees	9,132	2,992
Custodian fees	5,358	1,781
Fund accounting fees (See Note 5)	7,906	2,552
Legal fees	10,058	3,249
Printing fees	10,522	3,455
Registration fees	1,624	2,175
Transfer agent fees (See Note 5)	44,584	14,814
Other fees	7,887	3,029

Total expenses before waivers	781,044	261,010
Less expenses waived by the Investment Advisor (See Note 5)	—	—

Net expenses	781,044	261,010

Net investment income	2,570,652	750,325

Realized and Unrealized Gain (Loss):
Net realized gain from:
Investment transactions - unaffiliated	439,691	44,439
Investment transactions - affiliated	—	—
Distributions from affiliated funds	—	—
Change in unrealized appreciation/depreciation on investments	1,088,138	422,606

Total realized and unrealized gain	1,527,829	467,045

Change in net assets from operations	$4,098,481	$1,217,370

See accompanying Notes to the Financial Statements.

Sterling Capital Virginia Intermediate Tax-Free Fund	Sterling Capital West Virginia Intermediate Tax-Free Fund	Sterling Capital Strategic Allocation Conservative Fund	Sterling Capital Strategic Allocation Balanced Fund	Sterling Capital Strategic Allocation Growth Fund

$1,889,729	$1,633,697	$—	$—	$—
130	225	20	34	25
—	—	251,327	394,750	241,640

1,889,859	1,633,922	251,347	394,784	241,665

284,534	237,979	23,181	44,914	33,574
59,264	49,562	—	—	—
56,598	45,609	18,642	40,136	28,522
—	—	4,844	14,695	13,725
11,833	3,770	1,286	3,022	2,339
6,035	5,004	893	1,678	1,259
10,310	8,634	1,329	1,476	1,392
5,503	4,577	802	1,551	1,162
3,257	2,684	565	938	720
4,742	3,967	695	1,347	1,007
6,023	4,960	877	1,624	1,221
6,341	5,232	924	1,766	1,328
3,057	5,701	3,916	5,075	4,955
25,587	20,541	4,758	7,425	5,626
4,996	4,261	1,601	2,130	1,843

488,080	402,481	64,313	127,777	98,673
—	—	(23,181)	(44,914)	(33,574)

488,080	402,481	41,132	82,863	65,099

1,401,779	1,231,441	210,215	311,921	176,566

476,097	89,374	—	681	105
—	—	48,229	97,460	93,783
—	—	489,396	1,429,117	1,332,884
462,109	773,108	275,301	620,593	504,570

938,206	862,482	812,926	2,147,851	1,931,342

$2,339,985	$2,093,923	$1,023,141	$2,459,772	$2,107,908

Sterling Capital Funds
Statements of Changes in Net Assets

	Sterling Capital Large Cap Value Diversified Fund
	For the Six Months Ended March 31, 2014 (Unaudited)	For the Year Ended September 30, 2013
From Investment Activities:
Operations:
Net investment income (loss)	$1,621,823	$2,649,103
Net realized gain	14,511,278	53,148,502
Change in unrealized appreciation/depreciation	21,727,544	(30,764,619)

Change in net assets from operations	37,860,645	25,032,986

Distributions to Class A Shareholders From:
Net investment income	(180,756)	(273,192)
Net realized gains	—	—
Distributions to Class B Shareholders From:
Net investment income	(2,380)	(3,413)
Net realized gains	—	—
Distributions to Class C Shareholders From:
Net investment income	(1,067)	(468)
Net realized gains	—	—
Distributions to Institutional Class Shareholders From:
Net investment income	(1,468,802)	(2,350,357)
Net realized gains	—	—
Distributions to Class R Shareholders From:
Net investment income	—	—
Net realized gains	—	—

Change in net assets from shareholder distributions	(1,653,005)	(2,627,430)

Capital Transactions:
Change in net assets from capital transactions	(776,580)	(17,015,985)

Change in net assets	35,431,060	5,389,571
Net Assets:
Beginning of period	225,063,900	219,674,329

End of period	$260,494,960	$225,063,900

Undistributed (distributions in excess of) net investment income (loss)	$117,756	$148,938

See accompanying Notes to the Financial Statements.

Sterling Capital Mid Value Fund		Sterling Capital Small Cap Value Diversified Fund		Sterling Capital Special Opportunities Fund
For the Six Months Ended March 31, 2014 (Unaudited)	For the Year Ended September 30, 2013	For the Six Months Ended March 31, 2014 (Unaudited)	For the Year Ended September 30, 2013	For the Six Months Ended March 31, 2014 (Unaudited)	For the Year Ended September 30, 2013

$1,812,517	$4,330,655	$525,160	$536,139	$(293,449)	$2,315,936
22,107,710	44,691,877	2,150,397	17,566,790	18,116,396	83,744,906
38,385,980	71,663,696	11,939,670	4,942,679	92,313,575	55,754,523

62,306,207	120,686,228	14,615,227	23,045,608	110,136,522	141,815,365

(140,745)	(161,440)	(55,055)	(14,357)	(207,260)	(54,587)
(2,605,938)	—	(1,093,905)	(79,193)	(29,265,628)	(8,583,850)

—	(3,710)	(1,606)	—	—	—
(123,396)	—	(49,225)	(5,235)	(960,978)	(643,747)

(2,748)	(1,160)	(1,190)	—	—	—
(141,366)	—	(30,133)	(1,544)	(11,071,485)	(4,427,390)

(2,646,984)	(2,997,558)	(753,496)	(375,644)	(969,508)	(1,115,681)
(36,008,422)	—	(13,333,662)	(872,669)	(46,533,186)	(18,269,580)

(1)	(1)	(1)	(1)	—	—
(11)	—	(20)	(1)	(47,139)	(17,945)

(41,669,611)	(3,163,869)	(15,318,293)	(1,348,644)	(89,055,184)	(33,112,780)

131,316,848	105,419,733	26,236,827	10,785,032	95,679,251	60,853,963

151,953,444	222,942,092	25,533,761	32,481,996	116,760,589	169,556,548

588,029,064	365,086,972	111,452,695	78,970,699	825,544,360	655,987,812

$739,982,508	$588,029,064	$136,986,456	$111,452,695	$942,304,949	$825,544,360

$555,603	$1,533,564	$(147,987)	$138,201	$(293,531)	$1,176,686

Sterling Capital Funds
Statements of Changes in Net Assets (continued)

	Sterling Capital Equity Income Fund
	For the Six Months Ended March 31, 2014 (Unaudited)	For the Year Ended September 30, 2013
From Investment Activities:
Operations:
Net investment income (loss)	$18,213,426	$25,475,523
Net realized gain (loss)	21,004,704	66,675,410
Change in unrealized appreciation/depreciation	92,482,460	115,343,228

Change in net assets from operations	131,700,590	207,494,161

Distributions to Class A Shareholders From:
Net investment income	(6,453,184)	(7,241,498)
Net realized gains	(24,139,541)	(3,938,641)
Distributions to Class B Shareholders From:
Net investment income	(47,159)	(78,258)
Net realized gains	(332,882)	(121,503)
Distributions to Class C Shareholders From:
Net investment income	(1,664,187)	(1,774,142)
Net realized gains	(10,047,039)	(2,047,025)
Distributions to Institutional Class Shareholders From:
Net investment income	(9,770,751)	(13,466,586)
Net realized gains	(32,827,700)	(6,452,928)
Distributions to Class R Shareholders From:
Net investment income	(23,454)	(25,171)
Net realized gains	(102,702)	(12,837)

Change in net assets from shareholder distributions	(85,408,599)	(35,158,589)

Capital Transactions:
Change in net assets from capital transactions	45,713,445	532,656,895

Change in net assets	92,005,436	704,992,467
Net Assets:
Beginning of period	1,920,463,766	1,215,471,299

End of period	$2,012,469,202	$1,920,463,766

Undistributed (distributions in excess of) net investment income (loss)	$1,430,683	$1,175,992

* Commencement of operations.

See accompanying Notes to the Financial Statements.

Sterling Capital Long/Short Equity Fund	Sterling Capital Ultra Short Bond Fund		Sterling Capital Short Duration Bond Fund		Sterling Capital Intermediate U.S. Government Fund
For the Period December 13, 2013* to March 31, 2014 (Unaudited)	For the Six Months Ended March 31, 2014 (Unaudited)	For the Period November 30, 2012* to September 30, 2013	For the Six Months Ended March 31, 2014 (Unaudited)	For the Year Ended September 30, 2013	For the Six Months Ended March 31, 2014 (Unaudited)	For the Year Ended September 30, 2013

$(212,272)	$186,686	$210,293	$705,811	$1,364,128	$360,284	$1,298,799
2,332,775	(26,108)	(3,406)	(3,596)	344,743	518,325	1,460,094
2,405,048	27,349	(95,913)	162,990	(1,151,061)	(335,174)	(4,584,101)

4,525,551	187,927	110,974	865,205	557,810	543,435	(1,825,208)

—	(51,853)	(31,876)	(190,653)	(388,539)	(157,147)	(338,378)
—	—	—	—	—	—	—

—	—	—	—	—	(5,712)	(15,323)
—	—	—	—	—	—	—

—	—	—	(6,474)	(8,152)	(11,086)	(22,496)
—	—	—	—	—	—	—

—	(176,892)	(187,443)	(1,124,742)	(1,874,061)	(596,436)	(1,929,090)
—	—	—	—	—	—	—

—	—	—	—	—	—	—
—	—	—	—	—	—	—

—	(228,745)	(219,319)	(1,321,869)	(2,270,752)	(770,381)	(2,305,287)

77,435,083	3,128,854	54,260,046	10,052,939	21,779,293	(18,936,762)	(29,640,056)

81,960,634	3,088,036	54,151,701	9,596,275	20,066,351	(19,163,708)	(33,770,551)

—	54,151,701	—	76,482,365	56,416,014	58,470,681	92,241,232

$81,960,634	$57,239,737	$54,151,701	$86,078,640	$76,482,365	$39,306,973	$58,470,681

$(212,272)	$(31,585)	$10,474	$(632,318)	$(16,260)	$245,202	$655,299

Sterling Capital Funds
Statements of Changes in Net Assets (continued)

	Sterling Capital Total Return Bond Fund
	For the Six Months Ended March 31, 2014 (Unaudited)	For the Year Ended September 30, 2013
From Investment Activities:
Operations:
Net investment income	$7,469,490	$15,851,129
Net realized gain (loss)	572,630	(100,158)
Change in unrealized appreciation/depreciation	6,091,882	(23,167,353)

Change in net assets from operations	14,134,002	(7,416,382)

Distributions to Class A Shareholders From:
Net investment income	(748,219)	(1,737,457)
Net realized gains	(33,246)	(385,353)
Distributions to Class B Shareholders From:
Net investment income	(26,395)	(71,392)
Net realized gains	(1,493)	(22,718)
Distributions to Class C Shareholders From:
Net investment income	(75,194)	(177,585)
Net realized gains	(4,242)	(55,269)
Distributions to Institutional Class Shareholders From:
Net investment income	(8,176,399)	(18,470,970)
Net realized gains	(333,852)	(3,851,849)
Distributions to Class R Shareholders From:
Net investment income	(94)	(177)
Net realized gains	(4)	(42)

Change in net assets from shareholder distributions	(9,399,138)	(24,772,812)

Capital Transactions:
Change in net assets from capital transactions	(37,515,589)	(54,498,804)

Change in net assets	(32,780,725)	(86,687,998)
Net Assets:
Beginning of period	486,725,426	573,413,424

End of period	$453,944,701	$486,725,426

Undistributed (distributions in excess of) net investment income	$(791,044)	$765,767

See accompanying Notes to the Financial Statements.

Sterling Capital Corporate Fund		Sterling Capital Securitized Opportunities Fund		Sterling Capital Kentucky Intermediate Tax-Free Fund
For the Six Months Ended March 31, 2014 (Unaudited)	For the Year Ended September 30, 2013	For the Six Months Ended March 31, 2014 (Unaudited)	For the Year Ended September 30, 2013	For the Six Months Ended March 31, 2014 (Unaudited)	For the Year Ended September 30, 2013

$1,240,817	$3,460,305	$498,544	$1,700,540	$227,753	$584,961
75,610	441,685	(102,357)	(563,438)	127,382	(9,823)
1,299,661	(4,499,342)	243,871	(1,687,559)	(55,673)	(1,034,032)

2,616,088	(597,352)	640,058	(550,457)	299,462	(458,894)

(2,780)	(2,181)	(725)	(503)	(68,411)	(230,512)
(1,774)	—	—	—	—	(59,631)

—	—	—	—	—	—
—	—	—	—	—	—

(106)	(90)	(30)	(45)	(579)	(3,718)
(152)	—	—	—	—	(1,452)

(1,238,551)	(3,458,034)	(657,312)	(2,476,396)	(157,897)	(349,035)
(788,915)	(1,020,381)	—	—	—	(78,818)

—	—	—	—	—	—
—	—	—	—	—	—

(2,032,278)	(4,480,686)	(658,067)	(2,476,944)	(226,887)	(723,166)

(30,090,755)	(2,084,076)	(21,063,053)	(26,951,669)	(1,597,056)	(6,766,426)

(29,506,945)	(7,162,114)	(21,081,062)	(29,979,070)	(1,524,481)	(7,948,486)

85,784,192	92,946,306	58,543,707	88,522,777	17,775,000	25,723,486

$56,277,247	$85,784,192	$37,462,645	$58,543,707	$16,250,519	$17,775,000

$(60,651)	$(60,031)	$(153,326)	$6,197	$3,324	$2,458

Sterling Capital Funds
Statements of Changes in Net Assets (continued)

	Sterling Capital Maryland Intermediate Tax-Free Fund
	For the Six Months Ended March 31, 2014 (Unaudited)	For the Year Ended September 30, 2013
From Investment Activities:
Operations:
Net investment income	$385,845	$878,708
Net realized gain (loss)	121,998	(118,683)
Change in unrealized appreciation/depreciation	237,914	(1,946,782)

Change in net assets from operations	745,757	(1,186,757)

Distributions to Class A Shareholders From:
Net investment income	(63,433)	(156,484)
Net realized gains	—	(119,442)
Distributions to Class C Shareholders From:
Net investment income	(4,699)	(14,785)
Net realized gains	—	(22,173)
Distributions to Institutional Class Shareholders From:
Net investment income	(316,744)	(705,517)
Net realized gains	—	(453,539)

Change in net assets from shareholder distributions	(384,876)	(1,471,940)

Capital Transactions:
Change in net assets from capital transactions	(5,983,039)	1,301,297

Change in net assets	(5,622,158)	(1,357,400)
Net Assets:
Beginning of period	43,815,647	45,173,047

End of period	$38,193,489	$43,815,647

Undistributed net investment income	$4,617	$3,648

See accompanying Notes to the Financial Statements.

Sterling Capital North Carolina Intermediate Tax-Free Fund		Sterling Capital South Carolina Intermediate Tax-Free Fund		Sterling Capital Virginia Intermediate Tax-Free Fund
For the Six Months Ended March 31, 2014 (Unaudited)	For the Year Ended September 30, 2013	For the Six Months Ended March 31, 2014 (Unaudited)	For the Year Ended September 30, 2013	For the Six Months Ended March 31, 2014 (Unaudited)	For the Year Ended September 30, 2013

$2,570,652	$6,002,032	$750,325	$1,663,539	$1,401,779	$3,084,944
439,691	(692,531)	44,439	(218,607)	476,097	(420,926)
1,088,138	(11,475,550)	422,606	(3,084,794)	462,109	(6,393,589)

4,098,481	(6,166,049)	1,217,370	(1,639,862)	2,339,985	(3,729,571)

(597,268)	(1,416,684)	(199,490)	(461,688)	(470,051)	(1,004,673)
—	(459,916)	—	(180,619)	—	(438,802)

(31,453)	(76,417)	(6,563)	(9,696)	(15,841)	(38,241)
—	(38,065)	—	(3,997)	—	(27,453)

(1,938,676)	(4,501,480)	(542,147)	(1,187,346)	(915,887)	(2,033,426)
—	(1,369,438)	—	(404,480)	—	(789,514)

(2,567,397)	(7,862,000)	(748,200)	(2,247,826)	(1,401,779)	(4,332,109)

(17,531,883)	(25,591,152)	(3,682,344)	264,958	(9,466,521)	(6,420,982)

(16,000,799)	(39,619,201)	(3,213,174)	(3,622,730)	(8,528,315)	(14,482,662)

219,230,533	258,849,734	71,807,037	75,429,767	131,006,510	145,489,172

$203,229,734	$219,230,533	$68,593,863	$71,807,037	$122,478,195	$131,006,510

$83,048	$79,793	$9,206	$7,081	$62,563	$62,563

Sterling Capital Funds
Statements of Changes in Net Assets (continued)

	Sterling Capital West Virginia Intermediate Tax-Free Fund
	For the Six Months Ended March 31, 2014 (Unaudited)	For the Year Ended September 30, 2013
From Investment Activities:
Operations:
Net investment income	$1,231,441	$2,748,241
Net realized gain (loss)	89,374	(73,273)
Change in unrealized appreciation/depreciation	773,108	(5,529,269)

Change in net assets from operations	2,093,923	(2,854,301)

Distributions to Class A Shareholders From:
Net investment income	(393,193)	(865,043)
Net realized gains	—	(471,436)
Distributions to Class B Shareholders From:
Net investment income	—	—
Distributions to Class C Shareholders From:
Net investment income	(5,295)	(11,386)
Net realized gains	—	(9,918)
Distributions to Institutional Class Shareholders From:
Net investment income	(823,800)	(1,855,804)
Net realized gains	—	(976,219)

Change in net assets from shareholder distributions	(1,222,288)	(4,189,806)

Capital Transactions:
Change in net assets from capital transactions	(2,370,784)	(11,863,793)

Change in net assets	(1,499,149)	(18,907,900)
Net Assets:
Beginning of period	106,965,177	125,873,077

End of period	$105,466,028	$106,965,177

Undistributed (distributions in excess of) net investment income	$(12,638)	$(21,791)

See accompanying Notes to the Financial Statements.

Sterling Capital Strategic Allocation Conservative Fund		Sterling Capital Strategic Allocation Balanced Fund		Sterling Capital Strategic Allocation Growth Fund
For the Six Months Ended March 31, 2014 (Unaudited)	For the Year Ended September 30, 2013	For the Six Months Ended March 31, 2014 (Unaudited)	For the Year Ended September 30, 2013	For the Six Months Ended March 31, 2014 (Unaudited)	For the Year Ended September 30, 2013

$210,215	$412,032	$311,921	$545,671	$176,566	$284,997
537,625	2,163,482	1,527,258	5,397,980	1,426,772	4,659,265
275,301	(1,608,299)	620,593	(3,072,799)	504,570	(2,182,982)

1,023,141	967,215	2,459,772	2,870,852	2,107,908	2,761,280

(148,808)	(340,142)	(355,416)	(522,016)	(205,181)	(265,940)
—	—	—	—	—	—

(6,242)	(17,973)	(18,769)	(42,929)	(13,038)	(22,463)

(2,270)	(3,820)	(4,308)	(5,023)	(2,625)	(2,250)
—	—	—	—	—	—

(24,487)	(83,023)	(3,245)	(5,684)	(7,942)	(12,353)
—	—	—	—	—	—

(181,807)	(444,958)	(381,738)	(575,652)	(228,786)	(303,006)

(672,878)	(380,849)	15,350	(1,954,538)	(560,572)	(584,575)

168,456	141,408	2,093,384	340,662	1,318,550	1,873,699

18,795,560	18,654,152	34,792,007	34,451,345	26,277,910	24,404,211

$18,964,016	$18,795,560	$36,885,391	$34,792,007	$27,596,460	$26,277,910

$38,093	$9,685	$(51,996)	$17,821	$(43,989)	$8,231

Sterling Capital Funds
Statements of Changes in Net Assets (continued)

	Sterling Capital Large Cap Value Diversified Fund
	For the Six Months Ended March 31, 2014 (Unaudited)	For the Year Ended September 30, 2013
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$1,493,717	$1,335,415
Distributions reinvested	176,596	267,423
Value of shares redeemed	(1,420,183)	(4,376,463)

Change in net assets from Class A Share transactions	250,130	(2,773,625)
Class B Shares:
Proceeds from shares issued	—	13,477
Distributions reinvested	2,357	3,388
Value of shares redeemed	(291,499)	(532,727)

Change in net assets from Class B Share transactions	(289,142)	(515,862)
Class C Shares:
Proceeds from shares issued	203,470	18,235
Distributions reinvested	950	449
Value of shares redeemed	(43,450)	(5,120)

Change in net assets from Class C Share transactions	160,970	13,564
Institutional Shares:
Proceeds from shares issued	8,202,231	20,881,987
Distributions reinvested	1,464,008	2,270,583
Value of shares redeemed	(10,564,777)	(36,892,632)

Change in net assets from Institutional Share transactions	(898,538)	(13,740,062)
Class R Shares:
Proceeds from shares issued	—	—
Distributions reinvested	—	—
Value of shares redeemed	—	—

Change in net assets from Class R Share transactions	—	—

Change in net assets from capital transactions	$(776,580)	$(17,015,985)

Share Transactions:
Class A Shares:
Issued	94,983	100,801
Reinvested	11,123	20,402
Redeemed	(92,147)	(330,937)

Change in Class A Shares	13,959	(209,734)
Class B Shares:
Issued	—	1,056
Reinvested	152	279
Redeemed	(19,054)	(40,913)

Change in Class B Shares	(18,902)	(39,578)
Class C Shares:
Issued	13,355	1,404
Reinvested	62	37
Redeemed	(2,791)	(419)

Change in Class C Shares	10,626	1,022
Institutional Shares:
Issued	521,797	1,587,354
Reinvested	91,680	171,562
Redeemed	(681,163)	(2,771,181)

Change in Institutional Shares	(67,686)	(1,012,265)
Class R Shares:
Issued	—	—
Reinvested	—	—
Redeemed	—	—

Change in Class R Shares	—	—

Change in Shares	(62,003)	(1,260,555)

(a)	Fractional share.

See accompanying Notes to the Financial Statements.

Sterling Capital Mid Value Fund		Sterling Capital Small Cap Value Diversified Fund		Sterling Capital Special Opportunities Fund
For the Six Months Ended March 31, 2014 (Unaudited)	For the Year Ended September 30, 2013	For the Six Months Ended March 31, 2014 (Unaudited)	For the Year Ended September 30, 2013	For the Six Months Ended March 31, 2014 (Unaudited)	For the Year Ended September 30, 2013

$12,246,600	$12,852,239	$1,883,425	$1,398,154	$42,960,185	$100,921,179
2,397,811	150,879	1,063,260	87,563	28,608,304	8,067,659
(6,101,429)	(5,977,270)	(593,505)	(1,191,239)	(25,428,233)	(47,899,191)

8,542,982	7,025,848	2,353,180	294,478	46,140,256	61,089,647

23,922	75,278	10,318	40,146	101,649	137,802
123,157	3,706	50,831	5,235	948,880	630,334
(526,120)	(616,627)	(91,104)	(154,601)	(1,638,753)	(5,678,864)

(379,041)	(537,643)	(29,955)	(109,220)	(588,224)	(4,910,728)

2,473,546	736,464	115,714	92,214	5,527,766	9,232,219
105,926	1,068	27,810	1,544	10,521,960	4,202,670
(279,006)	(162,004)	(6,710)	(24,476)	(4,939,604)	(13,102,889)

2,300,466	575,528	136,814	69,282	11,110,122	332,000

157,340,705	184,105,102	24,874,416	30,713,585	30,943,236	83,434,468
35,681,479	2,534,584	13,982,036	1,225,136	40,817,740	15,960,250
(72,169,755)	(88,281,889)	(15,079,686)	(21,408,231)	(32,790,429)	(95,084,481)

120,852,429	98,357,797	23,776,766	10,530,490	38,970,547	4,310,237

—	32,499	—	—	—	15,102
12	1	22	2	46,550	17,705
—	(34,297)	—	—	—	—

12	(1,797)	22	2	46,550	32,807

$131,316,848	$105,419,733	$26,236,827	$10,785,032	$95,679,251	$60,853,963

637,122	737,714	128,116	100,754	2,037,560	5,199,387
129,239	9,725	75,057	7,069	1,439,506	446,028
(320,437)	(364,244)	(39,347)	(89,179)	(1,223,464)	(2,455,453)

445,924	383,195	163,826	18,644	2,253,602	3,189,962

1,323	4,564	731	3,126	5,388	7,776
7,066	279	3,695	442	52,951	37,926
(28,961)	(39,448)	(6,174)	(11,649)	(84,515)	(317,696)

(20,572)	(34,605)	(1,748)	(8,081)	(26,176)	(271,994)

137,836	43,775	7,956	6,924	286,968	511,173
6,086	80	2,022	131	586,508	252,716
(15,509)	(9,793)	(457)	(1,685)	(255,356)	(739,623)

128,413	34,062	9,521	5,370	618,120	24,266

8,176,992	10,518,638	1,643,045	2,180,707	1,405,894	4,179,558
1,906,275	161,415	979,897	95,678	1,993,050	859,634
(3,732,795)	(5,372,186)	(999,735)	(1,562,333)	(1,495,264)	(4,802,874)

6,350,472	5,307,867	1,623,207	714,052	1,903,680	236,318

—	2,003	—	—	—	784
1	— (a)	1	1	2,304	962
—	(2,003)	—	—	—	—

1	— (a)	1	1	2,304	1,746

6,904,238	5,690,519	1,794,807	729,986	4,751,530	3,180,298

Sterling Capital Funds
Statements of Changes in Net Assets (continued)

	Sterling Capital Equity Income Fund
	For the Six Months Ended March 31, 2014 (Unaudited)	For the Year Ended September 30, 2013
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$101,813,077	$377,326,270
Distributions reinvested	28,535,280	9,912,707
Value of shares redeemed	(107,942,910)	(119,758,060)

Change in net assets from Class A Share transactions	22,405,447	267,480,917
Class B Shares:
Proceeds from shares issued	14,842	711,264
Distributions reinvested	372,145	193,008
Value of shares redeemed	(1,901,354)	(4,710,846)

Change in net assets from Class B Share transactions	(1,514,367)	(3,806,574)
Class C Shares:
Proceeds from shares issued	29,960,748	77,272,776
Distributions reinvested	10,975,610	3,556,067
Value of shares redeemed	(17,935,744)	(22,327,127)

Change in net assets from Class C Share transactions	23,000,614	58,501,716
Institutional Shares:
Proceeds from shares issued	160,685,508	386,071,912
Distributions reinvested	36,512,559	16,136,422
Value of shares redeemed	(195,641,949)	(192,840,624)

Change in net assets from Institutional Share transactions	1,556,118	209,367,710
Class R Shares:
Proceeds from shares issued	438,510	1,926,718
Distributions reinvested	121,302	33,347
Value of shares redeemed	(294,179)	(846,939)

Change in net assets from Class R Share transactions	265,633	1,113,126

Change in net assets from capital transactions	$45,713,445	$532,656,895

Share Transactions:
Class A Shares:
Issued	5,527,150	21,232,193
Reinvested	1,558,364	590,857
Redeemed	(5,871,623)	(6,963,375)

Change in Class A Shares	1,213,891	14,859,675
Class B Shares:
Issued	798	40,291
Reinvested	20,416	11,904
Redeemed	(102,972)	(272,665)

Change in Class B Shares	(81,758)	(220,470)
Class C Shares:
Issued	1,635,201	4,475,234
Reinvested	605,040	218,353
Redeemed	(985,956)	(1,306,060)

Change in Class C Shares	1,254,285	3,387,527
Institutional Shares:
Issued	8,702,341	22,029,491
Reinvested	1,988,269	958,239
Redeemed	(10,667,925)	(11,034,081)

Change in Institutional Shares	22,685	11,953,649
Class R Shares:
Issued	23,774	112,882
Reinvested	6,663	1,973
Redeemed	(16,007)	(51,937)

Change in Class R Shares	14,430	62,918

Change in Shares	2,423,533	30,043,299

*	Commencement of operations.

See accompanying Notes to the Financial Statements.

Sterling Capital Long/Short Equity Fund	Sterling Capital Ultra Short Bond Fund		Sterling Capital Short Duration Bond Fund		Sterling Capital Intermediate U.S. Government Fund
For the Period December 13, 2013* to March 31, 2014 (Unaudited)	For the Six Months Ended March 31, 2014 (Unaudited)	For the Period November 30, 2012* to September 30, 2013	For the Six Months Ended March 31, 2014 (Unaudited)	For the Year Ended September 30, 2013	For the Six Months Ended March 31, 2014 (Unaudited)	For the Year Ended September 30, 2013

$347,147	$7,787,285	$17,157,749	$1,358,660	$8,623,311	$483,890	$1,258,807
—	24,084	10,004	161,217	335,450	139,416	301,287
—	(3,406,101)	(3,614,242)	(4,772,145)	(3,795,613)	(1,463,282)	(3,517,784)

347,147	4,405,268	13,553,511	(3,252,268)	5,163,148	(839,976)	(1,957,690)

—	—	—	—	—	—	6
—	—	—	—	—	5,562	15,057
—	—	—	—	—	(188,147)	(340,319)

—	—	—	—	—	(182,585)	(325,256)

4,595	—	—	161,921	429,711	35,074	356,639
—	—	—	5,532	7,516	10,374	21,658
—	—	—	(146,031)	(89,532)	(229,861)	(333,993)

4,595	—	—	21,422	347,695	(184,413)	44,304

80,195,739	1,934,277	45,611,386	25,297,172	40,074,634	3,539,105	11,347,763
—	129,221	133,161	264,684	483,148	227,856	564,444
(3,112,398)	(3,339,912)	(5,038,012)	(12,278,071)	(24,289,332)	(21,496,749)	(39,313,621)

77,083,341	(1,276,414)	40,706,535	13,283,785	16,268,450	(17,729,788)	(27,401,414)

—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—

—	—	—	—	—	—	—

$77,435,083	$3,128,854	$54,260,046	$10,052,939	$21,779,293	$(18,936,762)	$(29,640,056)

33,500	780,479	1,716,922	147,287	917,830	47,225	117,598
—	2,414	1,002	17,476	35,898	13,589	28,465
—	(341,480)	(362,237)	(517,413)	(405,262)	(142,731)	(335,030)

33,500	441,413	1,355,687	(352,650)	548,466	(81,917)	(188,967)

—	—	—	—	—	—	—
—	—	—	—	—	543	1,423
—	—	—	—	—	(18,397)	(32,295)

—	—	—	—	—	(17,854)	(30,872)

453	—	—	17,535	46,151	3,435	33,757
—	—	—	600	806	1,012	2,052
—	—	—	(15,814)	(9,633)	(22,334)	(31,786)

453	—	—	2,321	37,324	(17,887)	4,023

7,844,563	193,890	4,562,273	2,741,567	4,285,682	344,405	1,071,266
—	12,953	13,332	28,700	51,693	22,180	53,159
(296,441)	(334,728)	(504,090)	(1,331,563)	(2,600,459)	(2,089,919)	(3,717,053)

7,548,122	(127,885)	4,071,515	1,438,704	1,736,916	(1,723,334)	(2,592,628)

—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—

—	—	—	—	—	—	—

7,582,075	313,528	5,427,202	1,088,375	2,322,706	(1,840,992)	(2,808,444)

Sterling Capital Funds
Statements of Changes in Net Assets (continued)

	Sterling Capital Total Return Bond Fund
	For the Six Months Ended March 31, 2014 (Unaudited)	For the Year Ended September 30, 2013
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$1,621,444	$11,899,923
Distributions reinvested	697,575	1,889,297
Value of shares redeemed	(5,968,481)	(18,143,998)

Change in net assets from Class A Share transactions	(3,649,462)	(4,354,778)
Class B Shares:
Proceeds from shares issued	—	72,201
Distributions reinvested	27,177	90,709
Value of shares redeemed	(352,887)	(1,205,548)

Change in net assets from Class B Share transactions	(325,710)	(1,042,638)
Class C Shares:
Proceeds from shares issued	571,215	2,574,280
Distributions reinvested	71,735	212,669
Value of shares redeemed	(1,173,848)	(2,888,097)

Change in net assets from Class C Share transactions	(530,898)	(101,148)
Institutional Shares:
Proceeds from shares issued	56,155,427	161,681,607
Distributions reinvested	4,436,568	11,055,357
Value of shares redeemed	(93,601,612)	(221,737,422)

Change in net assets from Institutional Share transactions	(33,009,617)	(49,000,458)
Class R Shares:
Distributions reinvested	98	218

Change in net assets from Class R Share transactions	98	218

Change in net assets from capital transactions	$(37,515,589)	$(54,498,804)

Share Transactions:
Class A Shares:
Issued	153,068	1,081,184
Reinvested	65,907	173,669
Redeemed	(564,573)	(1,680,724)

Change in Class A Shares	(345,598)	(425,871)
Class B Shares:
Issued	—	6,547
Reinvested	2,566	8,310
Redeemed	(33,328)	(111,116)

Change in Class B Shares	(30,762)	(96,259)
Class C Shares:
Issued	54,021	232,590
Reinvested	6,765	19,486
Redeemed	(111,006)	(266,740)

Change in Class C Shares	(50,220)	(14,664)
Institutional Shares:
Issued	5,310,124	14,787,872
Reinvested	418,822	1,015,390
Redeemed	(8,859,758)	(20,444,175)

Change in Institutional Shares	(3,130,812)	(4,640,913)
Class R Shares:
Reinvested	10	20

Change in Class R Shares	10	20

Change in Shares	(3,557,382)	(5,177,687)

See accompanying Notes to the Financial Statements.

Sterling Capital Corporate Fund		Sterling Capital Securitized Opportunities Fund		Sterling Capital Kentucky Intermediate Tax-Free Fund
For the Six Months Ended March 31, 2014 (Unaudited)	For the Year Ended September 30, 2013	For the Six Months Ended March 31, 2014 (Unaudited)	For the Year Ended September 30, 2013	For the Six Months Ended March 31, 2014 (Unaudited)	For the Year Ended September 30, 2013

$76,185	$163,693	$47,929	$37,973	$206,473	$906,765
4,315	2,070	725	503	52,467	173,299
(1,500)	—	(1,500)	—	(981,878)	(5,646,964)

79,000	165,763	47,154	38,476	(722,938)	(4,566,900)

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

—	—	—	—	—	—

—	15,004	—	2,693	—	72,500
233	90	30	45	579	4,894
(12,363)	—	—	—	—	(203,422)

(12,130)	15,094	30	2,738	579	(126,028)

9,830,157	56,785,516	3,382,809	30,013,814	1,671,815	6,200,180
1,492,085	3,600,680	611,725	2,100,226	13,140	19,962
(41,479,867)	(62,651,129)	(25,104,771)	(59,106,923)	(2,559,652)	(8,293,640)

(30,157,625)	(2,264,933)	(21,110,237)	(26,992,883)	(874,697)	(2,073,498)

—	—	—	—	—	—

—	—	—	—	—	—

$(30,090,755)	$(2,084,076)	$(21,063,053)	$(26,951,669)	$(1,597,056)	$(6,766,426)

7,457	15,585	4,873	3,773	19,401	81,357

424	202	74	51	4,897	15,697
(149)	—	(153)	—	(91,973)	(531,130)

7,732	15,787	4,794	3,824	(67,675)	(434,076)

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

—	—	—	—	—	—

—	1,462	—	265	—	6,415
23	9	3	5	54	444
(1,228)	—	—	—	—	(19,273)

(1,205)	1,471	3	270	54	(12,414)

964,445	5,385,772	343,531	2,963,654	156,355	561,421
146,693	342,342	62,213	208,191	1,228	1,831
(4,062,352)	(5,983,894)	(2,547,910)	(5,833,335)	(239,027)	(754,843)

(2,951,214)	(255,780)	(2,142,166)	(2,661,490)	(81,444)	(191,591)

—	—	—	—	—	—

—	—	—	—	—	—

(2,944,687)	(238,522)	(2,137,369)	(2,657,396)	(149,065)	(638,081)

Sterling Capital Funds
Statements of Changes in Net Assets (continued)

	Sterling Capital Maryland Intermediate Tax-Free Fund
	For the Six Months Ended March 31, 2014 (Unaudited)	For the Year Ended September 30, 2013
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$43,971	$1,678,060
Distributions reinvested	48,037	225,617
Value of shares redeemed	(1,121,204)	(3,219,359)

Change in net assets from Class A Share transactions	(1,029,196)	(1,315,682)
Class C Shares:
Proceeds from shares issued	2,400	781,298
Distributions reinvested	4,698	36,634
Value of shares redeemed	(450,618)	(846,290)

Change in net assets from Class C Share transactions	(443,520)	(28,358)
Institutional Shares:
Proceeds from shares issued	2,014,806	12,166,091
Distributions reinvested	69,091	299,492
Value of shares redeemed	(6,594,220)	(9,820,246)

Change in net assets from Institutional Share transactions	(4,510,323)	2,645,337

Change in net assets from capital transactions	$(5,983,039)	$1,301,297

Share Transactions:
Class A Shares:
Issued	4,002	146,643
Reinvested	4,357	19,859
Redeemed	(101,816)	(287,414)

Change in Class A Shares	(93,457)	(120,912)
Class C Shares:
Issued	218	68,124
Reinvested	426	3,214
Redeemed	(40,864)	(75,578)

Change in Class C Shares	(40,220)	(4,240)
Institutional Shares:
Issued	182,674	1,071,556
Reinvested	6,257	26,388
Redeemed	(598,358)	(881,634)

Change in Institutional Shares	(409,427)	216,310

Change in Shares	(543,104)	91,158

See accompanying Notes to the Financial Statements.

Sterling Capital North Carolina Intermediate Tax-Free Fund		Sterling Capital South Carolina Intermediate Tax-Free Fund		Sterling Capital Virginia Intermediate Tax-Free Fund
For the Six Months Ended March 31, 2014 (Unaudited)	For the Year Ended September 30, 2013	For the Six Months Ended March 31, 2014 (Unaudited)	For the Year Ended September 30, 2013	For the Six Months Ended March 31, 2014 (Unaudited)	For the Year Ended September 30, 2013

$935,568	$10,309,290	$317,354	$6,295,380	$1,352,403	$6,432,147
459,519	1,482,006	163,586	519,304	354,590	1,144,777
(7,900,278)	(18,337,658)	(3,327,110)	(6,435,463)	(4,143,134)	(8,941,691)

(6,505,191)	(6,546,362)	(2,846,170)	379,221	(2,436,141)	(1,364,767)

432,512	3,093,311	622,399	848,391	13,622	567,708
26,743	104,401	4,362	8,010	12,712	58,253
(1,852,644)	(1,364,016)	(65,251)	(416,194)	(853,914)	(642,006)

(1,393,389)	1,833,696	561,510	440,207	(827,580)	(16,045)

11,700,358	41,215,063	8,811,392	17,877,941	6,857,661	17,955,969
261,678	846,129	97,545	298,570	83,755	238,927
(21,595,339)	(62,939,678)	(10,306,621)	(18,730,981)	(13,144,216)	(23,235,066)

(9,633,303)	(20,878,486)	(1,397,684)	(554,470)	(6,202,800)	(5,040,170)

$(17,531,883)	$(25,591,152)	$(3,682,344)	$264,958	$(9,466,521)	$(6,420,982)

86,826	916,510	29,188	557,683	113,555	522,869
42,556	133,189	14,999	46,405	29,895	93,738
(732,269)	(1,663,713)	(306,034)	(588,647)	(349,838)	(747,222)

(602,887)	(614,014)	(261,847)	15,441	(206,388)	(130,615)

39,983	273,959	56,903	75,827	1,142	45,927
2,479	9,374	400	717	1,072	4,759
(171,981)	(124,926)	(5,975)	(38,339)	(71,970)	(54,527)

(129,519)	158,407	51,328	38,205	(69,756)	(3,841)

1,086,638	3,696,962	813,522	1,603,792	579,080	1,471,143
24,235	76,094	9,004	26,891	7,059	19,610
(2,004,311)	(5,706,939)	(954,469)	(1,709,077)	(1,111,987)	(1,934,587)

(893,438)	(1,933,883)	(131,943)	(78,394)	(525,848)	(443,834)

(1,625,844)	(2,389,490)	(342,462)	(24,748)	(801,992)	(578,290)

Sterling Capital Funds
Statements of Changes in Net Assets (continued)

	Sterling Capital West Virginia Intermediate Tax-Free Fund
	For the Six Months Ended March 31, 2014 (Unaudited)	For the Year Ended September 30, 2013
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$452,578	$8,104,470
Distributions reinvested	309,593	1,054,987
Value of shares redeemed	(2,069,111)	(9,469,654)

Change in net assets from Class A Share transactions	(1,306,940)	(310,197)
Class B Shares:
Proceeds from shares issued	—	—
Distributions reinvested	—	—
Value of shares redeemed	—	—

Change in net assets from Class B Share transactions	—	—
Class C Shares:
Proceeds from shares issued	2,400	264,885
Distributions reinvested	5,013	19,120
Value of shares redeemed	(69,150)	(196,535)

Change in net assets from Class C Share transactions	(61,737)	87,470
Institutional Shares:
Proceeds from shares issued	5,915,985	18,311,821
Distributions reinvested	60,662	349,716
Value of shares redeemed	(6,978,754)	(30,302,603)

Change in net assets from Institutional Share transactions	(1,002,107)	(11,641,066)

Change in net assets from capital transactions	$(2,370,784)	$(11,863,793)

Share Transactions:
Class A Shares:
Issued	45,347	781,439
Reinvested	31,063	102,472
Redeemed	(208,332)	(930,596)

Change in Class A Shares	(131,922)	(46,685)
Class B Shares:
Issued	—	—
Reinvested	—	—
Redeemed	—	—

Change in Class B Shares	—	—
Class C Shares:
Issued	241	25,479
Reinvested	503	1,853
Redeemed	(6,902)	(19,648)

Change in Class C Shares	(6,158)	7,684
Institutional Shares:
Issued	594,043	1,787,975
Reinvested	6,079	33,737
Redeemed	(701,063)	(2,963,399)

Change in Institutional Shares	(100,941)	(1,141,687)

Change in Shares	(239,021)	(1,180,688)

See accompanying Notes to the Financial Statements.

Sterling Capital Strategic Allocation Conservative Fund		Sterling Capital Strategic Allocation Balanced Fund		Sterling Capital Strategic Allocation Growth Fund
For the Six Months Ended March 31, 2014 (Unaudited)	For the Year Ended September 30, 2013	For the Six Months Ended March 31, 2014 (Unaudited)	For the Year Ended September 30, 2013	For the Six Months Ended March 31, 2014 (Unaudited)	For the Year Ended September 30, 2013

$1,370,823	$2,634,390	$2,339,912	$4,117,952	$1,312,283	$3,816,397
131,972	303,414	350,533	516,486	203,629	263,733
(1,093,642)	(2,652,484)	(1,660,412)	(4,320,772)	(1,023,827)	(3,037,747)

409,153	285,320	1,030,033	313,666	492,085	1,042,383

9,604	74,558	—	47,998	3,560	71,105
6,242	17,969	18,769	42,900	13,014	22,421
(179,405)	(503,529)	(945,775)	(2,307,127)	(815,886)	(1,825,711)

(163,559)	(411,002)	(927,006)	(2,216,229)	(799,312)	(1,732,185)

60,117	73,528	82,108	205,169	26,517	168,676
2,270	3,820	4,308	5,023	2,106	2,190
(7,547)	(49,294)	(90,679)	(89,669)	(32,247)	(47,205)

54,840	28,054	(4,263)	120,523	(3,624)	123,661

201,248	448,719	331	96,478	30,230	711,976
23,687	79,789	1,728	4,361	7,510	11,873
(1,198,247)	(811,729)	(85,473)	(273,337)	(287,461)	(742,283)

(973,312)	(283,221)	(83,414)	(172,498)	(249,721)	(18,434)

$(672,878)	$(380,849)	$15,350	$(1,954,538)	$(560,572)	$(584,575)

133,886	267,041	231,940	433,560	134,900	428,099
12,693	30,916	34,304	54,705	20,620	29,751
(106,919)	(268,156)	(164,064)	(459,926)	(105,071)	(346,061)

39,660	29,801	102,180	28,339	50,449	111,789

937	7,618	—	5,126	373	8,131
599	1,829	1,877	4,688	1,355	2,669
(17,492)	(51,182)	(95,356)	(248,539)	(85,748)	(209,726)

(15,956)	(41,735)	(93,479)	(238,725)	(84,020)	(198,926)

5,827	7,472	8,352	21,678	2,802	19,003
219	391	429	543	220	258
(743)	(4,945)	(9,069)	(9,612)	(3,456)	(5,252)

5,303	2,918	(288)	12,609	(434)	14,009

19,446	45,233	33	10,015	3,099	77,883
2,256	8,042	168	460	758	1,335
(116,872)	(81,670)	(8,442)	(29,412)	(29,945)	(82,142)

(95,170)	(28,395)	(8,241)	(18,937)	(26,088)	(2,924)

(66,163)	(37,411)	172	(216,714)	(60,093)	(76,052)

Sterling Capital Funds
Statement of Cash Flows
For the Period December 13, 2013 to March 31, 2014 (Unaudited)

Sterling Capital Long/Short Equity Fund
Cash Used for Operating Activities:
Net increase in net assets resulting from operations	$4,525,551

Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Increase in cash held at broker for securities short sales	(26,392,271)
Increase in interest and dividends receivable	(56,528)
Increase in deferred offering costs	(6,183)
Increase in prepaid expenses	(4,931)
Increase in payable for dividends on short sales	25,786
Increase in payable to broker for service fee on short sales	2,624
Increase in investment advisory fees payable	92,683
Increase in administration fees payable	5,749
Increase in audit fees payable	1,595
Increase in distribution (12b-1) fees payable	69
Increase in Trustee fees payable	198
Increase in other fees	11,483
Net realized gain on investments	(2,331,855)
Net unrealized gain (loss) on investments and foreign currency translations	(2,405,048)
Proceeds from investments sold short	39,149,828
Purchases to cover investments sold short	(12,885,668)
Purchases of long-term investments	(82,289,730)
Proceeds from sales of long-term investments	22,930,552
Net purchases of short-term securities	(12,049,019)

Net cash used for operating activities	(71,675,115)

Cash Used for Financing Activities:
Proceeds from issuance capital shares	74,911,537
Payments on redemption of capital shares	(2,984,428)

Net cash provided for financing activities	71,927,109

Cash:
Net increase in cash	251,994
Cash at beginning of period	—

Cash at end of period	$251,994

See accompanying Notes to the Financial Statements.

(This page has been left blank intentionally.)

Sterling Capital Funds
Financial Highlights, Class A Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Return of capital	Total Distributions
Sterling Capital Large Cap Value Diversified Fund
Six Months Ended March 31, 2014 (Unaudited)	$14.16	0.09	2.29	2.38	(0.09)	—	—	(0.09)
Year Ended September 30, 2013	$12.80	0.13	1.36	1.49	(0.13)	—	—	(0.13)
Year Ended September 30, 2012	$9.90	0.11	2.90	3.01	(0.11)	—	—	(0.11)
Year Ended September 30, 2011	$10.52	0.11	(0.62)	(0.51)	(0.11)	—	—	(0.11)
Year Ended September 30, 2010	$10.08	0.10	0.45	0.55	(0.11)	—	—	(0.11)
Year Ended September 30, 2009	$11.31	0.11	(1.22)	(1.11)	(0.12)	—	—	(0.12)
Sterling Capital Mid Value Fund
Six Months Ended March 31, 2014 (Unaudited)	$18.78	0.03	1.79	1.82	(0.06)	(1.20)	—	(1.26)
Year Ended September 30, 2013	$14.28	0.13	4.47	4.60	(0.10)	—	—	(0.10)
Year Ended September 30, 2012	$11.37	0.10	2.91	3.01	(0.10)	—	—	(0.10)
Year Ended September 30, 2011	$12.08	0.04	(0.70)	(0.66)	(0.05)	—	—	(0.05)
Year Ended September 30, 2010	$10.81	0.04	1.27	1.31	(0.04)	—	—	(0.04)
Year Ended September 30, 2009	$10.50	0.02	0.31	0.33	(0.02)	—	—	(0.02)
Sterling Capital Small Cap Value Diversified Fund
Six Months Ended March 31, 2014 (Unaudited)	$15.25	0.05	1.66	1.71	(0.08)	(1.87)	—	(1.95)
Year Ended September 30, 2013	$12.01	0.05	3.37	3.42	(0.03)	(0.15)	—	(0.18)
Year Ended September 30, 2012	$10.79	0.03	2.17	2.20	—	(0.98)	—	(0.98)
Year Ended September 30, 2011	$11.19	(0.05)	(0.35)	(0.40)	—	—	—	—
February 1, 2010 to September 30, 2010(e)	$10.55	0.04	0.63	0.67	(0.03)	—	—	(0.03)
Sterling Capital Special Opportunities Fund
Six Months Ended March 31, 2014 (Unaudited)	$21.38	(0.01)	2.66	2.65	(0.01)	(2.28)	—	(2.29)
Year Ended September 30, 2013	$18.51	0.05 (g)	3.78	3.83	(0.01)	(0.95)	—	(0.96)
Year Ended September 30, 2012	$15.25	— (h)	3.57	3.57	—	(0.31)	—	(0.31)
Year Ended September 30, 2011	$15.93	(0.06)	(0.52)	(0.58)	—	(0.10)	—	(0.10)
Year Ended September 30, 2010	$14.66	(0.06)	1.33	1.27	—	—	—	—
Year Ended September 30, 2009	$15.34	— (h)	— (h)	— (h)	— (h)	(0.57)	(0.11)	(0.68)
Sterling Capital Equity Income Fund
Six Months Ended March 31, 2014 (Unaudited)	$18.14	0.17	1.06	1.23	(0.16)	(0.63)	—	(0.79)
Year Ended September 30, 2013	$16.03	0.29	2.23	2.52	(0.25)	(0.16)	—	(0.41)
Year Ended September 30, 2012	$13.25	0.25	2.72	2.97	(0.19)	—	—	(0.19)
Year Ended September 30, 2011	$13.05	0.25	0.14 (j)	0.39	(0.19)	—	—	(0.19)
Year Ended September 30, 2010	$11.43	0.30	1.56	1.86	(0.24)	—	—	(0.24)
Year Ended September 30, 2009	$12.35	0.30	(0.99)	(0.69)	(0.20)	(0.03)	—	(0.23)
Sterling Capital Long/Short Equity Fund
December 13, 2013 to March 31, 2014 (Unaudited)(e)	$10.00	(0.04)	0.84	0.80	—	—	—	—
Sterling Capital Ultra Short Bond Fund
Six Months Ended March 31, 2014 (Unaudited)	$9.98	0.02	— (h)	0.02	(0.03)	—	—	(0.03)
November 30, 2012 to September 30, 2013(e)	$10.00	0.03	(0.02)	0.01	(0.03)	—	—	(0.03)

*	During the periods certain fees were waived (See Note 5 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Includes proceeds received from a settlement of litigation, which impacted the Fund’s total return. Not including these proceeds, the Fund’s total return would have been 11.56%.

(e)	Period from commencement of operations.

(f)	Includes proceeds received from a settlement of litigation, which impacted the Fund’s total return. Not including these proceeds, the Fund’s total return would have been 6.01%.

(g)	Net investment income per share reflects a special dividend which amounted to $0.01 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.19% per share.

(h)	Amount is less than $0.005.

(i)	Ratio is below 0.005%.

(j)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of Fund shares in relation to fluctuating market values during the period.

(k)	Net expense ratio excluding dividend expense and service fee on securities sold short would have been 2.03% per share.

See accompanying Notes to the Financial Statements.

			Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge) (b)		Net Assets, End of Period (000)	Ratio of net expenses to average net assets (c)		Ratio of net investment income (loss) to average net assets (c)		Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$16.45	16.83%		$33,554	1.06%		1.12%		1.16%	54.42%
$14.16	11.72	%(d)	$28,682	1.09%		0.97%		1.19%	164.27%
$12.80	30.52%		$28,618	1.08%		0.98%		1.28%	68.75%
$9.90	(5.01)%		$24,603	1.08%		0.93%		1.47%	66.29%
$10.52	5.47%		$28,849	1.09%		0.98%		1.48%	119.85%
$10.08	(9.67)%		$29,290	1.06%		1.25%		1.45%	92.97%

$19.34	9.96%		$45,777	1.16%		0.30%		1.16%	11.19%
$18.78	32.36%		$36,094	1.17%		0.79%		1.17%	34.03%
$14.28	26.57%		$21,976	1.19%		0.78%		1.20%	21.62%
$11.37	(5.51)%		$18,017	1.18%		0.32%		1.22%	38.30%
$12.08	12.09%		$18,890	1.20%		0.33%		1.30%	45.02%
$10.81	3.24%		$10,717	1.21%		0.19%		1.26%	46.83%

$15.01	12.09%		$11,135	1.23%		0.60%		1.23%	39.71%
$15.25	28.74%		$8,813	1.29%		0.36%		1.29%	176.62%
$12.01	21.31%		$6,720	1.33%		0.22%		1.44%	32.86%
$10.79	(3.57)%		$6,152	1.33%		(0.39)%		1.69%	63.02%
$11.19	6.39	%(f)	$5,389	1.40%		0.49%		1.91%	95.89%

$21.74	13.41%		$322,729	1.21%		(0.11)%		1.21%	18.29%
$21.38	21.59%		$269,300	1.24%		0.27	%(g)	1.24%	53.76%
$18.51	23.67%		$174,085	1.29%		(0.00	)%(i)	1.38%	19.38%
$15.25	(3.72)%		$197,138	1.28%		(0.35)%		1.53%	31.51%
$15.93	8.66%		$202,670	1.29%		(0.38)%		1.55%	25.65%
$14.66	1.74%		$175,319	1.28%		0.02%		1.54%	45.22%

$18.58	6.87%		$729,611	1.20%		1.80%		1.20%	11.24%
$18.14	16.02%		$690,106	1.20%		1.69%		1.20%	30.56%
$16.03	22.47%		$371,659	1.19%		1.61%		1.26%	21.30%
$13.25	2.93%		$214,622	1.18%		1.80%		1.43%	16.64%
$13.05	16.42%		$143,283	1.19%		2.43%		1.45%	21.63%
$11.43	(5.33)%		$99,480	1.18%		2.93%		1.45%	37.13%

$10.80	8.00%		$362	3.40	%(k)	(1.35)%		3.40%	85.34%

$9.97	0.22%		$17,919	0.71%		0.48%		0.71%	36.15%
$9.98	0.15%		$13,526	0.73%		0.41%		0.73%	55.18%

Sterling Capital Funds
Financial Highlights, Class A Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net investment income(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Distributions
Sterling Capital Short Duration Bond Fund
Six Months Ended March 31, 2014 (Unaudited)	$9.24	0.07	0.02	0.09	(0.14)	—	(0.14)
Year Ended September 30, 2013	$9.47	0.17	(0.10)	0.07	(0.30)	—	(0.30)
Year Ended September 30, 2012	$9.36	0.19	0.24	0.43	(0.32)	—	(0.32)
Year Ended September 30, 2011	$9.68	0.17	(0.19)	(0.02)	(0.30)	—	(0.30)
Year Ended September 30, 2010	$9.66	0.16	0.10	0.26	(0.24)	—	(0.24)
Year Ended September 30, 2009	$9.54	0.24	0.19	0.43	(0.31)	—	(0.31)
Sterling Capital Intermediate U.S. Government Fund
Six Months Ended March 31, 2014 (Unaudited)	$10.29	0.07	0.03	0.10	(0.16)	—	(0.16)
Year Ended September 30, 2013	$10.86	0.16	(0.43)	(0.27)	(0.30)	—	(0.30)
Year Ended September 30, 2012	$10.79	0.20	0.16	0.36	(0.29)	—	(0.29)
Year Ended September 30, 2011	$10.80	0.24	0.06	0.30	(0.31)	—	(0.31)
Year Ended September 30, 2010	$10.56	0.29	0.27	0.56	(0.32)	—	(0.32)
Year Ended September 30, 2009	$10.03	0.33	0.55	0.88	(0.35)	—	(0.35)
Sterling Capital Total Return Bond Fund
Six Months Ended March 31, 2014 (Unaudited)	$10.52	0.16	0.15	0.31	(0.19)	(0.01)	(0.20)
Year Ended September 30, 2013	$11.15	0.29	(0.46)	(0.17)	(0.38)	(0.08)	(0.46)
Year Ended September 30, 2012	$11.05	0.29	0.46	0.75	(0.38)	(0.27)	(0.65)
Year Ended September 30, 2011	$11.32	0.38	0.01	0.39	(0.45)	(0.21)	(0.66)
Year Ended September 30, 2010	$10.78	0.43	0.61	1.04	(0.49)	(0.01)	(0.50)
Year Ended September 30, 2009	$9.88	0.45	0.90	1.35	(0.45)	—	(0.45)
Sterling Capital Corporate Fund
Six Months Ended March 31, 2014 (Unaudited)	$10.15	0.16	0.17	0.33	(0.16)	(0.10)	(0.26)
February 1, 2013 to September 30, 2013(d)	$10.53	0.22	(0.38)	(0.16)	(0.22)	—	(0.22)
Sterling Capital Securitized Opportunities Fund
Six Months Ended March 31, 2014 (Unaudited)	$9.85	0.09	0.04	0.13	(0.14)	—	(0.14)
February 1, 2013 to September 30, 2013(d)	$10.16	0.11	(0.21)	(0.10)	(0.21)	—	(0.21)
Sterling Capital Kentucky Intermediate Tax-Free Fund
Six Months Ended March 31, 2014 (Unaudited)	$10.67	0.13	0.04	0.17	(0.13)	—	(0.13)
Year Ended September 30, 2013	$11.17	0.24	(0.44)	(0.20)	(0.24)	(0.06)	(0.30)
Year Ended September 30, 2012	$10.80	0.27	0.40	0.67	(0.27)	(0.03)	(0.30)
Year Ended September 30, 2011	$10.83	0.29	0.02 (e)	0.31	(0.29)	(0.05)	(0.34)
Year Ended September 30, 2010	$10.68	0.29	0.25	0.54	(0.29)	(0.10)	(0.39)
Year Ended September 30, 2009	$9.88	0.33	0.89	1.22	(0.32)	(0.10)	(0.42)
Sterling Capital Maryland Intermediate Tax-Free Fund
Six Months Ended March 31, 2014 (Unaudited)	$10.96	0.09	0.09	0.18	(0.09)	—	(0.09)
Year Ended September 30, 2013	$11.56	0.19	(0.45)	(0.26)	(0.19)	(0.15)	(0.34)
Year Ended September 30, 2012	$11.23	0.24	0.41	0.65	(0.24)	(0.08)	(0.32)
Year Ended September 30, 2011	$11.21	0.28	0.06	0.34	(0.28)	(0.04)	(0.32)
Year Ended September 30, 2010	$10.97	0.28	0.24	0.52	(0.28)	— (f)	(0.28)
Year Ended September 30, 2009	$10.04	0.30	1.01	1.31	(0.30)	(0.08)	(0.38)
Sterling Capital North Carolina Intermediate Tax-Free Fund
Six Months Ended March 31, 2014 (Unaudited)	$10.74	0.12	0.08	0.20	(0.12)	—	(0.12)
Year Ended September 30, 2013	$11.36	0.25	(0.54)	(0.29)	(0.25)	(0.08)	(0.33)
Year Ended September 30, 2012	$11.02	0.27	0.41	0.68	(0.27)	(0.07)	(0.34)
Year Ended September 30, 2011	$11.01	0.29	0.07	0.36	(0.29)	(0.06)	(0.35)
Year Ended September 30, 2010	$10.87	0.30	0.20	0.50	(0.30)	(0.06)	(0.36)
Year Ended September 30, 2009	$10.09	0.33	0.88	1.21	(0.33)	(0.10)	(0.43)

*	During the periods certain fees were waived (See Note 5 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(a)	Per share net investment income has been calculated using the average daily shares method.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Period from commencement of operations.

(e)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of Fund shares in relation to fluctuating market values during the period.

(f)	Amount is less than $0.005.

See accompanying Notes to the Financial Statements.

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge) (b)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets (c)	Ratio of net investment income to average net assets (c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$ 9.19	0.94%	$10,498	0.74%	1.50%	0.78%	29.29%
$ 9.24	0.72%	$13,812	0.77%	1.83%	0.81%	56.09%
$ 9.47	4.68%	$ 8,965	0.81%	2.04%	0.91%	85.13%
$ 9.36	(0.20)%	$ 7,684	0.85%	1.81%	1.20%	120.09%
$ 9.68	2.75%	$ 7,747	0.95%	1.66%	1.36%	55.50%
$ 9.66	4.57%	$ 4,909	0.98%	2.44%	1.38%	89.57%

$10.23	1.00%	$ 9,280	0.94%	1.38%	0.94%	13.53%
$10.29	(2.54)%	$10,172	0.93%	1.50%	0.93%	66.16%
$10.86	3.41%	$12,788	0.97%	1.81%	1.10%	71.68%
$10.79	2.86%	$13,344	0.96%	2.30%	1.33%	83.62%
$10.80	5.38%	$14,235	0.96%	2.76%	1.34%	83.92%
$10.56	8.90%	$12,865	0.95%	3.14%	1.32%	47.13%

$10.63	2.99%	$39,544	0.81%	3.00%	0.83%	31.31%
$10.52	(1.51)%	$42,774	0.82%	2.68%	0.84%	149.09%
$11.15	7.13%	$50,063	0.88%	2.65%	0.99%	110.82%
$11.05	3.68%	$37,274	0.95%	3.47%	1.32%	131.87%
$11.32	10.00%	$31,465	0.96%	3.90%	1.34%	122.94%
$10.78	13.89%	$15,760	0.96%	4.38%	1.33%	122.26%

$10.22	3.28%	$ 240	0.83%	3.08%	0.83%	75.78%
$10.15	(1.54)%	$ 160	0.85%	3.21%	0.85%	99.48%

$ 9.84	1.33%	$ 85	0.88%	1.87%	0.90%	64.82%
$ 9.85	(1.00)%	$ 38	0.90%	1.71%	0.90%	193.21%

$10.71	1.61%	$ 5,147	0.97%	2.48%	0.97%	7.17%
$10.67	(1.83)%	$ 5,849	0.96%	2.21%	0.96%	22.05%
$11.17	6.21%	$10,969	0.95%	2.43%	1.04%	16.52%
$10.80	3.00%	$ 8,729	0.93%	2.76%	1.28%	15.73%
$10.83	5.25%	$ 8,380	0.94%	2.76%	1.40%	20.68%
$10.68	12.71%	$ 6,999	0.92%	3.18%	1.37%	33.56%

$11.05	1.67%	$ 7,074	0.94%	1.69%	0.94%	10.97%
$10.96	(2.31)%	$ 8,036	0.95%	1.70%	0.95%	70.60%
$11.56	5.80%	$ 9,877	0.95%	2.08%	1.05%	34.94%
$11.23	3.09%	$ 9,232	0.92%	2.52%	1.28%	21.89%
$11.21	4.81%	$11,763	0.94%	2.52%	1.40%	12.26%
$10.97	13.44%	$ 8,273	0.90%	2.84%	1.38%	37.11%

$10.82	1.89%	$49,293	0.91%	2.27%	0.91%	6.70%
$10.74	(2.63)%	$55,416	0.92%	2.23%	0.92%	22.38%
$11.36	6.25%	$65,544	0.92%	2.39%	1.00%	19.76%
$11.02	3.35%	$51,294	0.92%	2.67%	1.22%	15.15%
$11.01	4.79%	$46,560	0.93%	2.79%	1.34%	19.19%
$10.87	12.35%	$29,765	0.92%	3.17%	1.32%	38.42%

Sterling Capital Funds
Financial Highlights, Class A Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net investment income(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Distributions
Sterling Capital South Carolina Intermediate Tax-Free Fund
Six Months Ended March 31, 2014 (Unaudited)	$10.85	0.11	0.08	0.19	(0.11)	—	(0.11)
Year Ended September 30, 2013	$11.36	0.21	(0.43)	(0.22)	(0.21)	(0.08)	(0.29)
Year Ended September 30, 2012	$10.97	0.24	0.46	0.70	(0.24)	(0.07)	(0.31)
Year Ended September 30, 2011	$10.93	0.26	0.07	0.33	(0.26)	(0.03)	(0.29)
Year Ended September 30, 2010	$10.68	0.30	0.25	0.55	(0.30)	—	(0.30)
Year Ended September 30, 2009	$ 9.95	0.33	0.90	1.23	(0.33)	(0.17)	(0.50)
Sterling Capital Virginia Intermediate Tax-Free Fund
Six Months Ended March 31, 2014 (Unaudited)	$11.79	0.12	0.09	0.21	(0.12)	—	(0.12)
Year Ended September 30, 2013	$12.45	0.24	(0.56)	(0.32)	(0.24)	(0.10)	(0.34)
Year Ended September 30, 2012	$12.12	0.28	0.40	0.68	(0.28)	(0.07)	(0.35)
Year Ended September 30, 2011	$12.14	0.31	0.02	0.33	(0.31)	(0.04)	(0.35)
Year Ended September 30, 2010	$12.07	0.33	0.18	0.51	(0.33)	(0.11)	(0.44)
Year Ended September 30, 2009	$11.11	0.36	1.05	1.41	(0.36)	(0.09)	(0.45)
Sterling Capital West Virginia Intermediate Tax-Free Fund
Six Months Ended March 31, 2014 (Unaudited)	$ 9.90	0.11	0.09	0.20	(0.11)	—	(0.11)
Year Ended September 30, 2013	$10.51	0.22	(0.49)	(0.27)	(0.22)	(0.12)	(0.34)
Year Ended September 30, 2012	$10.16	0.27	0.39	0.66	(0.27)	(0.04)	(0.31)
Year Ended September 30, 2011	$10.17	0.32	—	0.32	(0.32)	(0.01)	(0.33)
Year Ended September 30, 2010	$10.04	0.33	0.15	0.48	(0.33)	(0.02)	(0.35)
Year Ended September 30, 2009	$ 9.36	0.33	0.69	1.02	(0.33)	(0.01)	(0.34)
Sterling Capital Strategic Allocation Conservative Fund(d)
Six Months Ended March 31, 2014 (Unaudited)	$ 9.95	0.12	0.44	0.56	(0.10)	—	(0.10)
Year Ended September 30, 2013	$ 9.68	0.22	0.28	0.50	(0.23)	—	(0.23)
Year Ended September 30, 2012	$ 8.74	0.20	0.94	1.14	(0.20)	—	(0.20)
Year Ended September 30, 2011	$ 9.06	0.22	(0.26)	(0.04)	(0.28)	—	(0.28)
Year Ended September 30, 2010	$ 8.50	0.26	0.57	0.83	(0.27)	—	(0.27)
Year Ended September 30, 2009	$ 8.43	0.23	0.21	0.44	(0.23)	(0.14)	(0.37)
Sterling Capital Strategic Allocation Balanced Fund(d)
Six Months Ended March 31, 2014 (Unaudited)	$ 9.77	0.09	0.60	0.69	(0.11)	—	(0.11)
Year Ended September 30, 2013	$ 9.13	0.16	0.65	0.81	(0.17)	—	(0.17)
Year Ended September 30, 2012	$ 7.95	0.14	1.18	1.32	(0.14)	—	(0.14)
Year Ended September 30, 2011	$ 8.39	0.15	(0.41)	(0.26)	(0.18)	—	(0.18)
Year Ended September 30, 2010	$ 7.79	0.18	0.60	0.78	(0.18)	—	(0.18)
Year Ended September 30, 2009	$ 7.77	0.16	0.02	0.18	(0.16)	—	(0.16)
Sterling Capital Strategic Allocation Growth Fund(d)
Six Months Ended March 31, 2014 (Unaudited)	$ 9.35	0.07	0.69	0.76	(0.09)	—	(0.09)
Year Ended September 30, 2013	$ 8.47	0.11	0.89	1.00	(0.12)	—	(0.12)
Year Ended September 30, 2012	$ 7.20	0.10	1.27	1.37	(0.10)	—	(0.10)
Year Ended September 30, 2011	$ 7.69	0.10	(0.48)	(0.38)	(0.11)	—	(0.11)
Year Ended September 30, 2010	$ 7.11	0.13	0.58	0.71	(0.13)	—	(0.13)
Year Ended September 30, 2009	$ 7.33	0.12	(0.22)	(0.10)	(0.12)	—	(0.12)

*	During the periods certain fees were waived (See Note 5 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(a)	Per share net investment income has been calculated using the average daily shares method.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

See accompanying Notes to the Financial Statements.

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge) (b)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets (c)	Ratio of net investment income to average net assets (c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$10.93	1.77%	$18,863	0.93%	2.04%	0.93%	3.50%
$10.85	(1.93)%	$21,569	0.94%	1.92%	0.94%	35.38%
$11.36	6.48%	$22,398	0.95%	2.16%	1.02%	26.49%
$10.97	3.11%	$16,338	0.96%	2.43%	1.26%	25.83%
$10.93	5.25%	$15,290	0.98%	2.81%	1.39%	14.60%
$10.68	12.78%	$11,255	0.98%	3.18%	1.38%	42.06%

$11.88	1.81%	$44,520	0.91%	2.08%	0.91%	7.77%
$11.79	(2.60)%	$46,616	0.93%	1.98%	0.93%	40.00%
$12.45	5.68%	$50,835	0.93%	2.25%	1.01%	21.63%
$12.12	2.85%	$39,231	0.93%	2.64%	1.23%	15.33%
$12.14	4.39%	$35,284	0.94%	2.79%	1.35%	9.54%
$12.07	13.11%	$20,230	0.92%	3.05%	1.32%	35.90%

$ 9.99	2.00%	$36,258	0.92%	2.17%	0.92%	9.78%
$ 9.90	(2.65)%	$37,266	0.93%	2.13%	0.93%	22.18%
$10.51	6.59%	$40,019	0.93%	2.60%	0.93%	26.70%
$10.16	3.22%	$32,791	0.94%	3.19%	0.94%	23.34%
$10.17	4.87%	$29,858	0.94%	3.33%	0.95%	6.60%
$10.04	11.14%	$19,518	0.93%	3.45%	0.93%	24.19%

$10.41	5.64%	$15,460	0.43%	2.30%	0.68%	6.66%
$ 9.95	5.25%	$14,381	0.54%	2.18%	0.69%	60.51%
$ 9.68	13.10%	$13,704	0.69%	2.09%	0.77%	7.99%
$ 8.74	(0.55)%	$10,689	0.64%	2.34%	0.97%	8.36%
$ 9.06	9.93%	$ 7,230	0.46%	3.01%	0.97%	33.33%
$ 8.50	5.95%	$ 5,929	0.43%	2.95%	0.93%	21.56%

$10.35	7.09%	$33,520	0.39%	1.82%	0.64%	3.73%
$ 9.77	8.95%	$30,638	0.51%	1.70%	0.66%	81.00%
$ 9.13	16.76%	$28,375	0.66%	1.65%	0.75%	17.65%
$ 7.95	(3.29)%	$25,227	0.58%	1.68%	0.91%	9.96%
$ 8.39	10.18%	$25,419	0.41%	2.27%	0.92%	47.76%
$ 7.79	2.67%	$24,426	0.38%	2.36%	0.88%	22.46%

$10.02	8.11%	$23,918	0.40%	1.41%	0.65%	5.14%
$ 9.35	11.89%	$21,833	0.52%	1.24%	0.68%	96.94%
$ 8.47	19.14%	$18,827	0.68%	1.30%	0.76%	20.21%
$ 7.20	(5.10)%	$16,246	0.59%	1.26%	0.93%	9.06%
$ 7.69	10.13%	$17,838	0.42%	1.81%	0.93%	57.35%
$ 7.11	(1.25)%	$16,609	0.39%	1.89%	0.89%	24.08%

Sterling Capital Funds
Financial Highlights, Class B Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities				Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)(a)		Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Return of capital	Total Distributions
Sterling Capital Large Cap Value Diversified Fund
Six Months Ended March 31, 2014 (Unaudited)	$13.91	0.03		2.25	2.28	(0.03)	—	—	(0.03)
Year Ended September 30, 2013	$12.58	0.03		1.33	1.36	(0.03)	—	—	(0.03)
Year Ended September 30, 2012	$9.73	0.03		2.84	2.87	(0.02)	—	—	(0.02)
Year Ended September 30, 2011	$10.33	0.02		(0.60)	(0.58)	(0.02)	—	—	(0.02)
Year Ended September 30, 2010	$9.90	0.02		0.44	0.46	(0.03)	—	—	(0.03)
Year Ended September 30, 2009	$11.11	0.05		(1.21)	(1.16)	(0.05)	—	—	(0.05)
Sterling Capital Mid Value Fund
Six Months Ended March 31, 2014 (Unaudited)	$17.76	(0.05)		1.69	1.64	—	(1.20)	—	(1.20)
Year Ended September 30, 2013	$13.55	—	(e)	4.24	4.24	(0.03)	—	—	(0.03)
Year Ended September 30, 2012	$10.80	—	(e)	2.77	2.77	(0.02)	—	—	(0.02)
Year Ended September 30, 2011	$11.52	(0.06)		(0.66)	(0.72)	—	—	—	—
Year Ended September 30, 2010	$10.35	(0.05)		1.22	1.17	— (e)	—	—	— (e)
Year Ended September 30, 2009	$10.14	(0.05)		0.27	0.22	(0.01)	—	—	(0.01)
Sterling Capital Small Cap Value Diversified Fund
Six Months Ended March 31, 2014 (Unaudited)	$14.89	(0.01)		1.63	1.62	(0.06)	(1.87)	—	(1.93)
Year Ended September 30, 2013	$11.80	(0.05)		3.29	3.24	—	(0.15)	—	(0.15)
Year Ended September 30, 2012	$10.69	(0.06)		2.15	2.09	—	(0.98)	—	(0.98)
Year Ended September 30, 2011	$11.17	(0.15)		(0.33)	(0.48)	—	—	—	—
February 1, 2010 to September 30, 2010(f)	$10.55	(0.02)		0.64	0.62	—	—	—	—
Sterling Capital Special Opportunities Fund
Six Months Ended March 31, 2014 (Unaudited)	$19.53	(0.08)		2.41	2.33	—	(2.28)	—	(2.28)
Year Ended September 30, 2013	$17.11	(0.08	)(h)	3.45	3.37	—	(0.95)	—	(0.95)
Year Ended September 30, 2012	$14.22	(0.12)		3.32	3.20	—	(0.31)	—	(0.31)
Year Ended September 30, 2011	$14.97	(0.18)		(0.47)	(0.65)	—	(0.10)	—	(0.10)
Year Ended September 30, 2010	$13.89	(0.16)		1.24	1.08	—	—	—	—
Year Ended September 30, 2009	$14.65	(0.05)		(0.05)	(0.10)	— (e)	(0.57)	(0.09)	(0.66)
Sterling Capital Equity Income Fund
Six Months Ended March 31, 2014 (Unaudited)	$18.10	0.09		1.07	1.16	(0.09)	(0.63)	—	(0.72)
Year Ended September 30, 2013	$15.99	0.16		2.22	2.38	(0.11)	(0.16)	—	(0.27)
Year Ended September 30, 2012	$13.21	0.13		2.72	2.85	(0.07)	—	—	(0.07)
Year Ended September 30, 2011	$13.01	0.14		0.14 (i)	0.28	(0.08)	—	—	(0.08)
Year Ended September 30, 2010	$11.39	0.20		1.57	1.77	(0.15)	—	—	(0.15)
Year Ended September 30, 2009	$12.31	0.22		(0.98)	(0.76)	(0.13)	(0.03)	—	(0.16)
Sterling Capital Intermediate U.S. Government Fund
Six Months Ended March 31, 2014 (Unaudited)	$10.25	0.03		0.04	0.07	(0.12)	—	—	(0.12)
Year Ended September 30, 2013	$10.82	0.08		(0.43)	(0.35)	(0.22)	—	—	(0.22)
Year Ended September 30, 2012	$10.75	0.12		0.16	0.28	(0.21)	—	—	(0.21)
Year Ended September 30, 2011	$10.77	0.17		0.04	0.21	(0.23)	—	—	(0.23)
Year Ended September 30, 2010	$10.52	0.21		0.28	0.49	(0.24)	—	—	(0.24)
Year Ended September 30, 2009	$10.00	0.25		0.54	0.79	(0.27)	—	—	(0.27)

*	During the periods certain fees were waived (See Note 5 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Includes proceeds received from a settlement of litigation, which impacted the Fund’s total return. Not including these proceeds, the Fund’s total return would have been 10.59%.

(e)	Amount is less than $0.005.

(f)	Period from commencement of operations.

(g)	Includes proceeds received from a settlement of litigation, which impacted the Fund’s total return. Not including these proceeds, the Fund’s total return would have been 5.50%.

(h)

Net investment loss per share reflects a special dividend which amounted to $0.02 per share. Excluding the special dividend, the ratio of net investment loss to average net assets would have been (0.55)% per share.

(i)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of Fund shares in relation to fluctuating market values during the period.

See accompanying Notes to the Financial Statements.

			Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge) (b)		Net Assets, End of Period (000)	Ratio of net expenses to average net assets (c)	Ratio of net investment income (loss) to average net assets (c)		Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$16.16	16.40%		$1,160	1.80%	0.36%		1.90%	54.42%
$13.91	10.83	%(d)	$1,261	1.84%	0.23%		1.94%	164.27%
$12.58	29.55%		$1,638	1.83%	0.24%		1.95%	68.75%
$9.73	(5.67)%		$1,922	1.83%	0.18%		1.97%	66.29%
$10.33	4.64%		$3,121	1.83%	0.17%		1.98%	119.85%
$9.90	(10.31)%		$4,501	1.82%	0.54%		1.96%	92.97%

$18.20	9.51%		$1,676	1.90%	(0.51)%		1.90%	11.19%
$17.76	31.34%		$2,002	1.92%	(0.01)%		1.92%	34.03%
$13.55	25.72%		$1,996	1.93%	(0.01)%		1.95%	21.62%
$10.80	(6.25)%		$2,604	1.93%	(0.45)%		1.97%	38.30%
$11.52	11.32%		$3,796	1.94%	(0.48)%		2.05%	45.02%
$10.35	2.17%		$3,454	1.96%	(0.60)%		2.01%	46.83%

$14.58	11.69%		$390	1.98%	(0.17)%		1.98%	39.71%
$14.89	27.74%		$425	2.04%	(0.41)%		2.04%	176.62%
$11.80	20.43%		$432	2.08%	(0.53)%		2.11%	32.86%
$10.69	(4.30)%		$571	2.08%	(1.15)%		2.19%	63.02%
$11.17	5.88	%(g)	$932	2.15%	(0.28)%		2.41%	95.89%

$19.58	12.99%		$8,428	1.95%	(0.86)%		1.95%	18.29%
$19.53	20.64%		$8,921	1.99%	(0.45	)%(h)	1.99%	53.76%
$17.11	22.76%		$12,466	2.04%	(0.77)%		2.04%	19.38%
$14.22	(4.43)%		$16,582	2.03%	(1.10)%		2.03%	31.51%
$14.97	7.78%		$22,538	2.04%	(1.13)%		2.05%	25.65%
$13.89	1.04%		$24,068	2.03%	(0.39)%		2.04%	45.22%

$18.54	6.49%		$9,073	1.94%	1.02%		1.94%	11.24%
$18.10	15.13%		$10,335	1.95%	0.94%		1.95%	30.56%
$15.99	21.60%		$12,653	1.93%	0.85%		1.93%	21.30%
$13.21	2.13%		$12,314	1.93%	1.02%		1.93%	16.64%
$13.01	15.59%		$13,959	1.94%	1.67%		1.94%	21.63%
$11.39	(6.05)%		$13,567	1.93%	2.18%		1.95%	37.13%

$10.20	0.72%		$348	1.69%	0.64%		1.69%	13.53%
$10.25	(3.30)%		$533	1.69%	0.77%		1.69%	66.16%
$10.82	2.64%		$896	1.72%	1.10%		1.76%	71.68%
$10.75	1.99%		$1,617	1.71%	1.58%		1.83%	83.62%
$10.77	4.71%		$2,690	1.71%	1.99%		1.84%	83.92%
$10.52	8.01%		$3,256	1.70%	2.42%		1.82%	47.13%

Sterling Capital Funds
Financial Highlights, Class B Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net investment income(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Distributions
Sterling Capital Total Return Bond Fund
Six Months Ended March 31, 2014 (Unaudited)	$10.53	0.12	0.15	0.27	(0.15)	(0.01)	(0.16)
Year Ended September 30, 2013	$11.16	0.21	(0.46)	(0.25)	(0.30)	(0.08)	(0.38)
Year Ended September 30, 2012	$11.06	0.22	0.45	0.67	(0.30)	(0.27)	(0.57)
Year Ended September 30, 2011	$11.33	0.30	0.01	0.31	(0.37)	(0.21)	(0.58)
Year Ended September 30, 2010	$10.78	0.35	0.62	0.97	(0.41)	(0.01)	(0.42)
Year Ended September 30, 2009	$9.89	0.37	0.89	1.26	(0.37)	—	(0.37)
Sterling Capital Strategic Allocation Conservative Fund(d)
Six Months Ended March 31, 2014 (Unaudited)	$9.98	0.08	0.44	0.52	(0.07)	—	(0.07)
Year Ended September 30, 2013	$9.70	0.14	0.29	0.43	(0.15)	—	(0.15)
Year Ended September 30, 2012	$8.76	0.12	0.94	1.06	(0.12)	—	(0.12)
Year Ended September 30, 2011	$9.07	0.15	(0.25)	(0.10)	(0.21)	—	(0.21)
Year Ended September 30, 2010	$8.50	0.20	0.57	0.77	(0.20)	—	(0.20)
Year Ended September 30, 2009	$8.43	0.17	0.21	0.38	(0.17)	(0.14)	(0.31)
Sterling Capital Strategic Allocation Balanced Fund(d)
Six Months Ended March 31, 2014 (Unaudited)	$9.57	0.05	0.59	0.64	(0.07)	—	(0.07)
Year Ended September 30, 2013	$8.94	0.09	0.63	0.72	(0.09)	—	(0.09)
Year Ended September 30, 2012	$7.79	0.07	1.16	1.23	(0.08)	—	(0.08)
Year Ended September 30, 2011	$8.22	0.08	(0.40)	(0.32)	(0.11)	—	(0.11)
Year Ended September 30, 2010	$7.63	0.12	0.59	0.71	(0.12)	—	(0.12)
Year Ended September 30, 2009	$7.62	0.11	0.01	0.12	(0.11)	—	(0.11)
Sterling Capital Strategic Allocation Growth Fund(d)
Six Months Ended March 31, 2014 (Unaudited)	$9.12	0.03	0.68	0.71	(0.05)	—	(0.05)
Year Ended September 30, 2013	$8.26	0.05	0.86	0.91	(0.05)	—	(0.05)
Year Ended September 30, 2012	$7.03	0.04	1.24	1.28	(0.05)	—	(0.05)
Year Ended September 30, 2011	$7.51	0.04	(0.46)	(0.42)	(0.06)	—	(0.06)
Year Ended September 30, 2010	$6.95	0.08	0.56	0.64	(0.08)	—	(0.08)
Year Ended September 30, 2009	$7.17	0.07	(0.22)	(0.15)	(0.07)	—	(0.07)

*	During the periods certain fees were waived (See Note 5 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

See accompanying Notes to the Financial Statements.

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge) (b)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets (c)	Ratio of net investment income to average net assets (c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$10.64	2.61%	$1,635	1.56%	2.25%	1.58%	31.31%
$10.53	(2.25)%	$1,943	1.57%	1.93%	1.59%	149.09%
$11.16	6.33%	$3,132	1.63%	1.97%	1.67%	110.82%
$11.06	2.91%	$3,776	1.70%	2.74%	1.82%	131.87%
$11.33	9.18%	$4,762	1.71%	3.21%	1.83%	122.94%
$10.78	13.03%	$5,362	1.71%	3.62%	1.83%	122.26%

$10.43	5.24%	$900	1.18%	1.51%	1.43%	6.66%
$ 9.98	4.49%	$1,020	1.30%	1.41%	1.44%	60.51%
$ 9.70	12.16%	$1,397	1.44%	1.34%	1.44%	7.99%
$ 8.76	(1.24)%	$1,813	1.37%	1.61%	1.47%	8.36%
$ 9.07	9.15%	$2,403	1.21%	2.25%	1.47%	33.33%
$ 8.50	5.15%	$3,184	1.18%	2.20%	1.43%	21.56%

$10.14	6.68%	$2,511	1.14%	0.98%	1.39%	3.73%
$ 9.57	8.14%	$3,264	1.28%	0.94%	1.41%	81.00%
$ 8.94	15.80%	$5,184	1.41%	0.87%	1.41%	17.65%
$ 7.79	(4.01)%	$6,560	1.31%	0.96%	1.41%	9.96%
$ 8.22	9.40%	$9,771	1.16%	1.48%	1.41%	47.76%
$ 7.63	1.81%	$11,734	1.13%	1.63%	1.38%	22.46%

$ 9.78	7.77%	$2,381	1.15%	0.57%	1.40%	5.14%
$ 9.12	11.04%	$2,986	1.28%	0.53%	1.41%	96.94%
$ 8.26	18.19%	$4,346	1.43%	0.52%	1.43%	20.21%
$ 7.03	(5.68)%	$5,521	1.33%	0.52%	1.43%	9.06%
$ 7.51	9.22%	$8,275	1.17%	1.05%	1.43%	57.35%
$ 6.95	(1.89)%	$9,973	1.15%	1.17%	1.40%	24.08%

Sterling Capital Funds
Financial Highlights, Class C Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities				Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)(a)		Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Return of capital	Total Distributions
Sterling Capital Large Cap Value Diversified Fund
Six Months Ended March 31, 2014 (Unaudited)	$13.81	0.03		2.24	2.27	(0.05)	—	—	(0.05)
Year Ended September 30, 2013	$12.49	0.03		1.32	1.35	(0.03)	—	—	(0.03)
Year Ended September 30, 2012	$ 9.67	0.03		2.82	2.85	(0.03)	—	—	(0.03)
Year Ended September 30, 2011	$10.28	0.01		(0.59)	(0.58)	(0.03)	—	—	(0.03)
Year Ended September 30, 2010	$ 9.85	0.02		0.45	0.47	(0.04)	—	—	(0.04)
Year Ended September 30, 2009	$11.08	0.04		(1.21)	(1.17)	(0.06)	—	—	(0.06)
Sterling Capital Mid Value Fund
Six Months Ended March 31, 2014 (Unaudited)	$17.72	(0.03)		1.66	1.63	(0.02)	(1.20)	—	(1.22)
Year Ended September 30, 2013	$13.51	0.01		4.23	4.24	(0.03)	—	—	(0.03)
Year Ended September 30, 2012	$10.78	—	(e)	2.76	2.76	(0.03)	—	—	(0.03)
Year Ended September 30, 2011	$11.50	(0.05)		(0.67)	(0.72)	—	—	—	—
Year Ended September 30, 2010	$10.34	(0.05)		1.21	1.16	— (e)	—	—	— (e)
Year Ended September 30, 2009	$10.14	(0.05)		0.26	0.21	(0.01)	—	—	(0.01)
Sterling Capital Small Cap Value Diversified Fund
Six Months Ended March 31, 2014 (Unaudited)	$14.88	(0.01)		1.62	1.61	(0.06)	(1.87)	—	(1.93)
Year Ended September 30, 2013	$11.79	(0.05)		3.29	3.24	—	(0.15)	—	(0.15)
Year Ended September 30, 2012	$10.69	(0.06)		2.14	2.08	—	(0.98)	—	(0.98)
Year Ended September 30, 2011	$11.17	(0.15)		(0.33)	(0.48)	—	—	—	—
February 1, 2010 to September 30, 2010(f)	$10.55	(0.01)		0.64	0.63	(0.01)	—	—	(0.01)
Sterling Capital Special Opportunities Fund
Six Months Ended March 31, 2014 (Unaudited)	$19.55	(0.08)		2.40	2.32	—	(2.28)	—	(2.28)
Year Ended September 30, 2013	$17.12	(0.08	)(h)	3.46	3.38	—	(0.95)	—	(0.95)
Year Ended September 30, 2012	$14.23	(0.12)		3.32	3.20	—	(0.31)	—	(0.31)
Year Ended September 30, 2011	$14.98	(0.18)		(0.47)	(0.65)	—	(0.10)	—	(0.10)
Year Ended September 30, 2010	$13.89	(0.16)		1.25	1.09	—	—	—	—
Year Ended September 30, 2009	$14.66	(0.06)		(0.05)	(0.11)	— (e)	(0.57)	(0.09)	(0.66)
Sterling Capital Equity Income Fund
Six Months Ended March 31, 2014 (Unaudited)	$18.01	0.10		1.06	1.16	(0.10)	(0.63)	—	(0.73)
Year Ended September 30, 2013	$15.92	0.16		2.22	2.38	(0.13)	(0.16)	—	(0.29)
Year Ended September 30, 2012	$13.17	0.13		2.70	2.83	(0.08)	—	—	(0.08)
Year Ended September 30, 2011	$12.98	0.15		0.13 (i)	0.28	(0.09)	—	—	(0.09)
Year Ended September 30, 2010	$11.37	0.21		1.56	1.77	(0.16)	—	—	(0.16)
Year Ended September 30, 2009	$12.30	0.22		(0.99)	(0.77)	(0.13)	(0.03)	—	(0.16)
Sterling Capital Long/Short Equity Fund
December 13, 2013 to March 31, 2014 (Unaudited)(f)	$10.00	(0.07)		0.85	0.78	—	—	—	—
Sterling Capital Short Duration Bond Fund
Six Months Ended March 31, 2014 (Unaudited)	$ 9.24	0.03		0.02	0.05	(0.10)	—	—	(0.10)
Year Ended September 30, 2013	$ 9.47	0.09		(0.09)	—	(0.23)	—	—	(0.23)
February 1, 2012 to September 30, 2012(f)	$ 9.45	0.08		0.10	0.18	(0.16)	—	—	(0.16)

*	During the periods certain fees were waived (See Note 5 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Includes proceeds received from a settlement of litigation, which impacted the Fund’s total return. Not including these proceeds, the Fund’s total return would have been 10.72%.

(e)	Amount is less than $0.005.

(f)	Period from commencement of operations.

(g)	Includes proceeds received from a settlement of litigation, which impacted the Fund’s total return. Not including these proceeds, the Fund’s total return would have been 5.55%.

(h)

Net investment loss per share reflects a special dividend which amounted to $0.02 per share. Excluding the special dividend, the ratio of net investment loss to average net assets would have been (0.55)% per share.

(i)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of Fund shares in relation to fluctuating market values during the period.

(j)	Net expense ratio excluding dividend expense and service fee on securities sold short would have been 2.78% per share.

See accompanying Notes to the Financial Statements.

			Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge) (b)		Net Assets, End of Period (000)	Ratio of net expenses to average net assets (c)		Ratio of net investment income (loss) to average net assets (c)		Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$16.03	16.45%		$401	1.81%		0.39%		1.91%	54.42%
$13.81	10.88	%(d)	$199	1.84%		0.21%		1.94%	164.27%
$12.49	29.51%		$167	1.83%		0.22%		1.95%	68.75%
$ 9.67	(5.72)%		$176	1.84%		0.13%		1.99%	66.29%
$10.28	4.75%		$110	1.84%		0.23%		1.99%	119.85%
$ 9.85	(10.43)%		$93	1.81%		0.49%		1.95%	92.97%

$18.13	9.54%		$3,668	1.92%		(0.32)%		1.92%	11.19%
$17.72	31.37%		$1,309	1.92%		0.04%		1.92%	34.03%
$13.51	25.67%		$538	1.94%		0.03%		1.95%	21.62%
$10.78	(6.26)%		$398	1.93%		(0.42)%		1.97%	38.30%
$11.50	11.26%		$436	1.95%		(0.42)%		2.06%	45.02%
$10.34	2.08%		$176	1.96%		(0.59)%		2.01%	46.83%

$14.56	11.75%		$350	1.99%		(0.14)%		1.99%	39.71%
$14.88	27.77%		$216	2.03%		(0.38)%		2.03%	176.62%
$11.79	20.33%		$108	2.08%		(0.52)%		2.11%	32.86%
$10.69	(4.30)%		$81	2.09%		(1.13)%		2.19%	63.02%
$11.17	5.93	%(g)	$57	2.16%		(0.11)%		2.38%	95.89%

$19.59	12.92%		$107,054	1.96%		(0.86)%		1.96%	18.29%
$19.55	20.69%		$94,718	1.99%		(0.46	)%(h)	1.99%	53.76%
$17.12	22.75%		$82,536	2.04%		(0.75)%		2.04%	19.38%
$14.23	(4.43)%		$71,564	2.03%		(1.10)%		2.03%	31.51%
$14.98	7.85%		$73,282	2.04%		(1.12)%		2.05%	25.65%
$13.89	0.97%		$58,479	2.03%		(0.51)%		2.04%	45.22%

$18.44	6.50%		$310,687	1.95%		1.06%		1.95%	11.24%
$18.01	15.17%		$280,841	1.95%		0.93%		1.95%	30.56%
$15.92	21.54%		$194,345	1.94%		0.86%		1.94%	21.30%
$13.17	2.13%		$104,208	1.93%		1.05%		1.93%	16.64%
$12.98	15.62%		$69,549	1.94%		1.69%		1.95%	21.63%
$11.37	(6.10)%		$39,164	1.93%		2.18%		1.95%	37.13%

$10.78	7.80%		$5	4.10	%(j)	(2.19)%		4.10%	85.34%

$ 9.19	0.57%		$574	1.49%		0.76%		1.53%	29.29%
$ 9.24	(0.03)%		$556	1.52%		1.02%		1.56%	56.09%
$ 9.47	1.90%		$216	1.57%		1.22%		1.57%	85.13%

Sterling Capital Funds
Financial Highlights, Class C Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net investment income(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Distributions
Sterling Capital Intermediate U.S. Government Fund
Six Months Ended March 31, 2014 (Unaudited)	$10.27	0.03	0.04	0.07	(0.12)	—	(0.12)
Year Ended September 30, 2013	$10.84	0.08	(0.43)	(0.35)	(0.22)	—	(0.22)
Year Ended September 30, 2012	$10.77	0.11	0.17	0.28	(0.21)	—	(0.21)
Year Ended September 30, 2011	$10.79	0.16	0.05	0.21	(0.23)	—	(0.23)
Year Ended September 30, 2010	$10.53	0.21	0.29	0.50	(0.24)	—	(0.24)
Year Ended September 30, 2009	$10.01	0.24	0.55	0.79	(0.27)	—	(0.27)
Sterling Capital Total Return Bond Fund
Six Months Ended March 31, 2014 (Unaudited)	$10.54	0.12	0.15	0.27	(0.15)	(0.01)	(0.16)
Year Ended September 30, 2013	$11.17	0.21	(0.46)	(0.25)	(0.30)	(0.08)	(0.38)
Year Ended September 30, 2012	$11.07	0.21	0.46	0.67	(0.30)	(0.27)	(0.57)
Year Ended September 30, 2011	$11.34	0.30	0.01	0.31	(0.37)	(0.21)	(0.58)
Year Ended September 30, 2010	$10.79	0.34	0.63	0.97	(0.41)	(0.01)	(0.42)
Year Ended September 30, 2009	$9.89	0.37	0.90	1.27	(0.37)	—	(0.37)
Sterling Capital Corporate Fund
Six Months Ended March 31, 2014 (Unaudited)	$10.15	0.12	0.16	0.28	(0.12)	(0.10)	(0.22)
February 1, 2013 to September 30, 2013(d)	$10.53	0.18	(0.39)	(0.21)	(0.17)	—	(0.17)
Sterling Capital Securitized Opportunities Fund
Six Months Ended March 31, 2014 (Unaudited)	$9.84	0.07	0.03	0.10	(0.11)	—	(0.11)
February 1, 2013 to September 30, 2013(d)	$10.16	0.08	(0.23)	(0.15)	(0.17)	—	(0.17)
Sterling Capital Kentucky Intermediate Tax-Free Fund
Six Months Ended March 31, 2014 (Unaudited)	$10.67	0.09	0.04	0.13	(0.09)	—	(0.09)
Year Ended September 30, 2013	$11.16	0.16	(0.43)	(0.27)	(0.16)	(0.06)	(0.22)
February 1, 2012 to September 30, 2012(d)	$11.08	0.11	0.09	0.20	(0.12)	—	(0.12)
Sterling Capital Maryland Intermediate Tax-Free Fund
Six Months Ended March 31, 2014 (Unaudited)	$10.96	0.05	0.10	0.15	(0.05)	—	(0.05)
Year Ended September 30, 2013	$11.56	0.11	(0.45)	(0.34)	(0.11)	(0.15)	(0.26)
February 1, 2012 to September 30, 2012(d)	$11.47	0.09	0.09	0.18	(0.09)	—	(0.09)
Sterling Capital North Carolina Intermediate Tax-Free Fund
Six Months Ended March 31, 2014 (Unaudited)	$10.74	0.08	0.07	0.15	(0.08)	—	(0.08)
Year Ended September 30, 2013	$11.35	0.16	(0.53)	(0.37)	(0.16)	(0.08)	(0.24)
February 1, 2012 to September 30, 2012(d)	$11.25	0.11	0.11	0.22	(0.12)	—	(0.12)
Sterling Capital South Carolina Intermediate Tax-Free Fund
Six Months Ended March 31, 2014 (Unaudited)	$10.85	0.07	0.08	0.15	(0.07)	—	(0.07)
Year Ended September 30, 2013	$11.36	0.13	(0.43)	(0.30)	(0.13)	(0.08)	(0.21)
February 1, 2012 to September 30, 2012(d)	$11.25	0.10	0.11	0.21	(0.10)	—	(0.10)
Sterling Capital Virginia Intermediate Tax-Free Fund
Six Months Ended March 31, 2014 (Unaudited)	$11.79	0.08	0.09	0.17	(0.08)	—	(0.08)
Year Ended September 30, 2013(d)	$12.44	0.15	(0.55)	(0.40)	(0.15)	(0.10)	(0.25)
February 1, 2012 to September 30, 2012(d)	$12.37	0.11	0.07	0.18	(0.11)	—	(0.11)

*	During the periods certain fees were waived (See Note 5 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(a)	Per share net investment income has been calculated using the average daily shares method.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Period from commencement of operations.

See accompanying Notes to the Financial Statements.

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge) (b)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets (c)	Ratio of net investment income to average net assets (c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$10.22	0.72%	$892	1.68%	0.63%	1.68%	13.53%
$10.27	(3.29)%	$1,080	1.68%	0.74%	1.68%	66.16%
$10.84	2.64%	$1,097	1.72%	1.06%	1.75%	71.68%
$10.77	1.99%	$658	1.71%	1.54%	1.83%	83.62%
$10.79	4.80%	$536	1.71%	2.00%	1.84%	83.92%
$10.53	8.00%	$426	1.70%	2.31%	1.82%	47.13%

$10.65	2.60%	$4,883	1.56%	2.26%	1.58%	31.31%
$10.54	(2.24)%	$5,362	1.57%	1.92%	1.59%	149.09%
$11.17	6.32%	$5,845	1.63%	1.90%	1.66%	110.82%
$11.07	2.91%	$4,224	1.70%	2.68%	1.82%	131.87%
$11.34	9.18%	$2,140	1.71%	3.09%	1.85%	122.94%
$10.79	13.14%	$400	1.71%	3.61%	1.83%	122.26%

$10.21	2.78%	$3	1.58%	2.35%	1.58%	75.78%
$10.15	(2.02)%	$15	1.59%	2.58%	1.59%	99.48%

$ 9.83	1.03%	$3	1.63%	1.33%	1.64%	64.82%
$ 9.84	(1.49)%	$3	1.64%	1.17%	1.64%	193.21%

$10.71	1.24%	$68	1.72%	1.73%	1.72%	7.17%
$10.67	(2.47)%	$67	1.71%	1.48%	1.71%	22.05%
$11.16	1.82%	$209	1.71%	1.45%	1.71%	16.52%

$11.06	1.39%	$772	1.70%	0.94%	1.70%	10.97%
$10.96	(3.04)%	$1,206	1.70%	0.95%	1.70%	70.60%
$11.56	1.57%	$1,321	1.71%	1.12%	1.71%	34.94%

$10.81	1.42%	$3,410	1.66%	1.54%	1.66%	6.70%
$10.74	(3.27)%	$4,776	1.67%	1.48%	1.67%	22.38%
$11.35	1.93%	$3,251	1.67%	1.49%	1.67%	19.76%

$10.93	1.38%	$1,466	1.67%	1.26%	1.67%	3.50%
$10.85	(2.67)%	$899	1.69%	1.14%	1.69%	35.38%
$11.36	1.86%	$507	1.69%	1.29%	1.69%	26.49%

$11.88	1.43%	$1,879	1.67%	1.34%	1.67%	7.77%
$11.79	(3.25)%	$2,687	1.68%	1.22%	1.68%	40.00%
$12.44	1.48%	$2,884	1.68%	1.36%	1.68%	21.63%

Sterling Capital Funds
Financial Highlights, Class C Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net investment income(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Distributions
Sterling Capital West Virginia Intermediate Tax-Free Fund
Six Months Ended March 31, 2014 (Unaudited)	$9.91	0.07	0.08	0.15	(0.07)	—	(0.07)
Year Ended September 30, 2013	$10.51	0.14	(0.48)	(0.34)	(0.14)	(0.12)	(0.26)
February 1, 2012 to September 30, 2012(d)	$10.38	0.11	0.14	0.25	(0.12)	—	(0.12)
Sterling Capital Strategic Allocation Conservative Fund(e)
Six Months Ended March 31, 2014 (Unaudited)	$9.90	0.08	0.45	0.53	(0.08)	—	(0.08)
Year Ended September 30, 2013	$9.64	0.14	0.28	0.42	(0.16)	—	(0.16)
Year Ended September 30, 2012	$8.71	0.12	0.94	1.06	(0.13)	—	(0.13)
Year Ended September 30, 2011	$9.03	0.15	(0.26)	(0.11)	(0.21)	—	(0.21)
Year Ended September 30, 2010	$8.47	0.20	0.57	0.77	(0.21)	—	(0.21)
Year Ended September 30, 2009	$8.41	0.17	0.21	0.38	(0.18)	(0.14)	(0.32)
Sterling Capital Strategic Allocation Balanced Fund(e)
Six Months Ended March 31, 2014 (Unaudited)	$9.60	0.05	0.59	0.64	(0.07)	—	(0.07)
Year Ended September 30, 2013	$8.98	0.09	0.63	0.72	(0.10)	—	(0.10)
Year Ended September 30, 2012	$7.82	0.08	1.16	1.24	(0.08)	—	(0.08)
Year Ended September 30, 2011	$8.26	0.08	(0.40)	(0.32)	(0.12)	—	(0.12)
Year Ended September 30, 2010	$7.68	0.12	0.59	0.71	(0.13)	—	(0.13)
Year Ended September 30, 2009	$7.67	0.11	0.01	0.12	(0.11)	—	(0.11)
Sterling Capital Strategic Allocation Growth Fund(e)
Six Months Ended March 31, 2014 (Unaudited)	$9.09	0.03	0.67	0.70	(0.05)	—	(0.05)
Year Ended September 30, 2013	$8.24	0.04	0.87	0.91	(0.06)	—	(0.06)
Year Ended September 30, 2012	$7.01	0.04	1.24	1.28	(0.05)	—	(0.05)
Year Ended September 30, 2011	$7.50	0.04	(0.46)	(0.42)	(0.07)	—	(0.07)
Year Ended September 30, 2010	$6.94	0.08	0.56	0.64	(0.08)	—	(0.08)
Year Ended September 30, 2009	$7.17	0.07	(0.22)	(0.15)	(0.08)	—	(0.08)

*	During the periods certain fees were waived (See Note 5 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Period from commencement of operations.

(e)	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

See accompanying Notes to the Financial Statements.

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge) (b)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets (c)	Ratio of net investment income to average net assets (c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$ 9.99	1.51%	$709	1.67%	1.42%	1.67%	9.78%
$ 9.91	(3.28)%	$764	1.68%	1.38%	1.68%	22.18%
$10.51	2.41%	$729	1.64%	1.63%	1.64%	26.70%

$10.35	5.32%	$307	1.18%	1.58%	1.43%	6.66%
$ 9.90	4.40%	$241	1.28%	1.42%	1.44%	60.51%
$ 9.64	12.23%	$207	1.44%	1.33%	1.44%	7.99%
$ 8.71	(1.30)%	$152	1.39%	1.57%	1.47%	8.36%
$ 9.03	9.17%	$127	1.21%	2.28%	1.47%	33.33%
$ 8.47	5.09%	$101	1.17%	2.19%	1.43%	21.56%

$10.17	6.70%	$601	1.14%	1.04%	1.39%	3.73%
$ 9.60	8.10%	$570	1.25%	0.94%	1.41%	81.00%
$ 8.98	15.88%	$420	1.41%	0.91%	1.41%	17.65%
$ 7.82	(3.97)%	$367	1.35%	0.93%	1.42%	9.96%
$ 8.26	9.34%	$186	1.16%	1.49%	1.42%	47.76%
$ 7.68	1.85%	$89	1.13%	1.58%	1.38%	22.46%

$ 9.74	7.74%	$480	1.15%	0.66%	1.40%	5.14%
$ 9.09	11.07%	$452	1.27%	0.50%	1.43%	96.94%
$ 8.24	18.29%	$294	1.43%	0.55%	1.43%	20.21%
$ 7.01	(5.78)%	$226	1.36%	0.50%	1.43%	9.06%
$ 7.50	9.33%	$157	1.17%	1.07%	1.43%	57.35%
$ 6.94	(1.90)%	$99	1.14%	1.13%	1.39%	24.08%

Sterling Capital Funds
Financial Highlights, Institutional Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Return of capital	Total Distributions
Sterling Capital Large Cap Value Diversified Fund
Six Months Ended March 31, 2014 (Unaudited)	$14.23	0.11	2.31	2.42	(0.11)	—	—	(0.11)
Year Ended September 30, 2013	$12.87	0.16	1.36	1.52	(0.16)		—	(0.16)
Year Ended September 30, 2012	$9.95	0.14	2.92	3.06	(0.14)	—	—	(0.14)
Year Ended September 30, 2011	$10.57	0.14	(0.62)	(0.48)	(0.14)	—	—	(0.14)
Year Ended September 30, 2010	$10.13	0.13	0.45	0.58	(0.14)	—	—	(0.14)
Year Ended September 30, 2009	$11.36	0.13	(1.22)	(1.09)	(0.14)	—	—	(0.14)
Sterling Capital Mid Value Fund
Six Months Ended March 31, 2014 (Unaudited)	$18.91	0.05	1.80	1.85	(0.08)	(1.20)	—	(1.28)
Year Ended September 30, 2013	$14.37	0.17	4.50	4.67	(0.13)		—	(0.13)
Year Ended September 30, 2012	$11.43	0.14	2.94	3.08	(0.14)	—	—	(0.14)
Year Ended September 30, 2011	$12.14	0.08	(0.71)	(0.63)	(0.08)	—	—	(0.08)
Year Ended September 30, 2010	$10.86	0.07	1.27	1.34	(0.06)	—	—	(0.06)
Year Ended September 30, 2009	$10.56	0.04	0.29	0.33	(0.03)	—	—	(0.03)
Sterling Capital Small Cap Value Diversified Fund
Six Months Ended March 31, 2014 (Unaudited)	$15.34	0.06	1.68	1.74	(0.09)	(1.87)	—	(1.96)
Year Ended September 30, 2013	$12.08	0.08	3.39	3.47	(0.06)	(0.15)	—	(0.21)
Year Ended September 30, 2012	$10.82	0.06	2.18	2.24	—	(0.98)	—	(0.98)
Year Ended September 30, 2011	$11.19	(0.02)	(0.35)	(0.37)	—	—	—	—
Year Ended September 30, 2010	$10.27	0.06	0.92	0.98	(0.06)	—	—	(0.06)
Year Ended September 30, 2009	$9.89	0.02	0.65	0.67	—	(0.29)	—	(0.29)
Sterling Capital Special Opportunities Fund
Six Months Ended March 31, 2014 (Unaudited)	$21.96	0.02	2.72	2.74	(0.04)	(2.28)	—	(2.32)
Year Ended September 30, 2013	$18.99	0.11 (f)	3.87	3.98	(0.06)	(0.95)	—	(1.01)
Year Ended September 30, 2012	$15.60	0.04	3.66	3.70	—	(0.31)	—	(0.31)
Year Ended September 30, 2011	$16.25	(0.02)	(0.53)	(0.55)	—	(0.10)	—	(0.10)
Year Ended September 30, 2010	$14.92	(0.02)	1.35	1.33	—	—	—	—
Year Ended September 30, 2009	$15.58	0.04	(0.01)	0.03	— (g)	(0.58)	(0.11)	(0.69)
Sterling Capital Equity Income Fund
Six Months Ended March 31, 2014 (Unaudited)	$18.18	0.19	1.08	1.27	(0.19)	(0.63)	—	(0.82)
Year Ended September 30, 2013	$16.06	0.33	2.25	2.58	(0.30)	(0.16)	—	(0.46)
Year Ended September 30, 2012	$13.27	0.28	2.74	3.02	(0.23)	—	—	(0.23)
Year Ended September 30, 2011	$13.07	0.29	0.14 (h)	0.43	(0.23)	—	—	(0.23)
Year Ended September 30, 2010	$11.44	0.33	1.57	1.90	(0.27)	—	—	(0.27)
Year Ended September 30, 2009	$12.37	0.32	(0.99)	(0.67)	(0.23)	(0.03)	—	(0.26)
Sterling Capital Long/Short Equity Fund
December 13, 2013 to March 31, 2014 (Unaudited)(i)	$10.00	(0.04)	0.85	0.81	—	—	—	—
Sterling Capital Ultra Short Bond Fund
Six Months Ended March 31, 2014 (Unaudited)	$9.98	0.04	(0.01)	0.03	(0.04)	—	—	(0.04)
November 30, 2012 to September 30, 2013(i)	$10.00	0.05	(0.01)	0.04	(0.06)	—	—	(0.06)

*	During the periods certain fees were waived (See Note 5 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Includes proceeds received from a settlement of litigation, which impacted the Fund’s total return. Not including these proceeds, the Fund’s total return would have been 11.78%.

(e)	Includes proceeds received from a settlement of litigation, which impacted the Fund’s total return. Not including these proceeds, the Fund’s total return would have been 9.10%.

(f)

Net investment income per share reflects a special dividend which amounted to $0.02 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.45% per share.

(g)	Amount is less than $0.005.

(h)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of Fund shares in relation to fluctuating market values during the period.

(i)	Period from commencement of operations.

(j)	Net expense ratio excluding dividend expense and service fee on securities sold short would have been 1.78% per share.

See accompanying Notes to the Financial Statements.

			Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (b)		Net Assets, End of Period (000)	Ratio of net expenses to average net assets (c)		Ratio of net investment income (loss) to average net assets (c)		Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$16.54	17.02%		$225,380	0.81%		1.37%		0.91%	54.42%
$14.23	11.94	%(d)	$194,921	0.84%		1.23%		0.94%	164.27%
$12.87	30.89%		$189,252	0.83%		1.22%		0.95%	68.75%
$ 9.95	(4.74)%		$156,832	0.83%		1.18%		0.98%	66.29%
$10.57	5.71%		$183,791	0.84%		1.23%		0.99%	119.85%
$10.13	(9.40)%		$177,725	0.81%		1.51%		0.95%	92.97%

$19.48	10.05%		$688,860	0.91%		0.56%		0.91%	11.19%
$18.91	32.65%		$548,624	0.92%		1.03%		0.92%	34.03%
$14.37	27.00%		$340,577	0.93%		1.02%		0.95%	21.62%
$11.43	(5.29)%		$299,032	0.93%		0.58%		0.97%	38.30%
$12.14	12.39%		$319,451	0.94%		0.58%		1.05%	45.02%
$10.86	3.21%		$200,331	0.96%		0.44%		1.02%	46.83%

$15.12	12.30%		$125,112	0.98%		0.85%		0.98%	39.71%
$15.34	29.03%		$101,999	1.04%		0.61%		1.04%	176.62%
$12.08	21.65%		$71,711	1.08%		0.47%		1.11%	32.86%
$10.82	(3.31)%		$64,962	1.08%		(0.14)%		1.19%	63.02%
$11.19	9.59	%(e)	$60,073	1.20%		0.56%		1.42%	95.89%
$10.27	8.68%		$25,790	1.42%		0.23%		1.79%	89.00%

$22.38	13.48%		$503,585	0.96%		0.14%		0.96%	18.29%
$21.96	21.90%		$452,155	0.99%		0.53	%(f)	0.99%	53.76%
$18.99	23.97%		$386,543	1.04%		0.25%		1.04%	19.38%
$15.60	(3.46)%		$330,913	1.04%		(0.09)%		1.04%	31.51%
$16.25	8.91%		$254,834	1.04%		(0.13)%		1.05%	25.65%
$14.92	1.91%		$228,421	1.03%		0.30%		1.04%	45.22%

$18.63	7.04%		$959,984	0.95%		2.06%		0.95%	11.24%
$18.18	16.33%		$936,400	0.95%		1.92%		0.95%	30.56%
$16.06	22.80%		$635,360	0.94%		1.86%		0.94%	21.30%
$13.27	3.17%		$392,660	0.93%		2.06%		0.93%	16.64%
$13.07	16.77%		$236,580	0.94%		2.68%		0.95%	21.63%
$11.44	(5.18)%		$177,281	0.93%		3.19%		0.95%	37.13%

$10.81	8.10%		$81,594	3.11	%(j)	(1.24)%		3.11%	85.34%

$ 9.97	0.34%		$39,321	0.46%		0.74%		0.46%	36.15%
$ 9.98	0.35%		$40,625	0.48%		0.65%		0.48%	55.18%

Sterling Capital Funds
Financial Highlights, Institutional Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net investment income(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Distributions
Sterling Capital Short Duration Bond Fund
Six Months Ended March 31, 2014 (Unaudited)	$9.24	0.08	0.02	0.10	(0.15)	—	(0.15)
Year Ended September 30, 2013	$9.47	0.19	(0.10)	0.09	(0.32)	—	(0.32)
Year Ended September 30, 2012	$9.36	0.22	0.24	0.46	(0.35)	—	(0.35)
Year Ended September 30, 2011	$9.68	0.20	(0.19)	0.01	(0.33)	—	(0.33)
Year Ended September 30, 2010	$9.67	0.19	0.09	0.28	(0.27)	—	(0.27)
Year Ended September 30, 2009	$9.54	0.25	0.22	0.47	(0.34)	—	(0.34)
Sterling Capital Intermediate U.S. Government Fund
Six Months Ended March 31, 2014 (Unaudited)	$10.30	0.08	0.04	0.12	(0.18)	—	(0.18)
Year Ended September 30, 2013	$10.87	0.19	(0.44)	(0.25)	(0.32)	—	(0.32)
Year Ended September 30, 2012	$10.80	0.23	0.16	0.39	(0.32)	—	(0.32)
Year Ended September 30, 2011	$10.82	0.27	0.05	0.32	(0.34)	—	(0.34)
Year Ended September 30, 2010	$10.57	0.32	0.28	0.60	(0.35)	—	(0.35)
Year Ended September 30, 2009	$10.05	0.35	0.55	0.90	(0.38)	—	(0.38)
Sterling Capital Total Return Bond Fund
Six Months Ended March 31, 2014 (Unaudited)	$10.53	0.17	0.16	0.33	(0.21)	(0.01)	(0.22)
Year Ended September 30, 2013	$11.16	0.32	(0.46)	(0.14)	(0.41)	(0.08)	(0.49)
Year Ended September 30, 2012	$11.06	0.32	0.46	0.78	(0.41)	(0.27)	(0.68)
Year Ended September 30, 2011	$11.33	0.41	0.01	0.42	(0.48)	(0.21)	(0.69)
Year Ended September 30, 2010	$10.78	0.46	0.62	1.08	(0.52)	(0.01)	(0.53)
Year Ended September 30, 2009	$9.89	0.47	0.89	1.36	(0.47)	—	(0.47)
Sterling Capital Corporate Fund
Six Months Ended March 31, 2014 (Unaudited)	$10.15	0.17	0.17	0.34	(0.17)	(0.10)	(0.27)
Year Ended September 30, 2013	$10.70	0.37	(0.44)	(0.07)	(0.37)	(0.11)	(0.48)
Year Ended September 30, 2012	$9.94	0.36	0.77	1.13	(0.36)	(0.01)	(0.37)
June 30, 2011 to September 30, 2011(d)	$10.00	0.08	(0.07)	0.01	(0.07)	—	(0.07)
Sterling Capital Securitized Opportunities Fund
Six Months Ended March 31, 2014 (Unaudited)	$9.85	0.12	0.02	0.14	(0.15)	—	(0.15)
Year Ended September 30, 2013	$10.29	0.24	(0.34)	(0.10)	(0.34)	—	(0.34)
Year Ended September 30, 2012	$10.11	0.26	0.30	0.56	(0.37)	(0.01)	(0.38)
June 30, 2011 to September 30, 2011(d)	$10.00	0.06	0.12	0.18	(0.07)	—	(0.07)
Sterling Capital Kentucky Intermediate Tax-Free Fund
Six Months Ended March 31, 2014 (Unaudited)	$10.65	0.15	0.03	0.18	(0.14)	—	(0.14)
Year Ended September 30, 2013	$11.15	0.27	(0.44)	(0.17)	(0.27)	(0.06)	(0.33)
Year Ended September 30, 2012	$10.79	0.29	0.39	0.68	(0.29)	(0.03)	(0.32)
Year Ended September 30, 2011	$10.81	0.32	0.03 (e)	0.35	(0.32)	(0.05)	(0.37)
Year Ended September 30, 2010	$10.67	0.32	0.24	0.56	(0.32)	(0.10)	(0.42)
Year Ended September 30, 2009	$9.87	0.35	0.90	1.25	(0.35)	(0.10)	(0.45)
Sterling Capital Maryland Intermediate Tax-Free Fund
Six Months Ended March 31, 2014 (Unaudited)	$10.97	0.11	0.10	0.21	(0.11)	—	(0.11)
Year Ended September 30, 2013	$11.58	0.22	(0.46)	(0.24)	(0.22)	(0.15)	(0.37)
Year Ended September 30, 2012	$11.25	0.26	0.41	0.67	(0.26)	(0.08)	(0.34)
Year Ended September 30, 2011	$11.22	0.31	0.06	0.37	(0.30)	(0.04)	(0.34)
Year Ended September 30, 2010	$10.99	0.30	0.23	0.53	(0.30)	— (f)	(0.30)
Year Ended September 30, 2009	$10.06	0.33	1.01	1.34	(0.33)	(0.08)	(0.41)
Sterling Capital North Carolina Intermediate Tax-Free Fund
Six Months Ended March 31, 2014 (Unaudited)	$10.74	0.14	0.08	0.22	(0.14)	—	(0.14)
Year Ended September 30, 2013	$11.36	0.28	(0.54)	(0.26)	(0.28)	(0.08)	(0.36)
Year Ended September 30, 2012	$11.02	0.30	0.40	0.70	(0.29)	(0.07)	(0.36)
Year Ended September 30, 2011	$11.01	0.31	0.07	0.38	(0.31)	(0.06)	(0.37)
Year Ended September 30, 2010	$10.87	0.33	0.20	0.53	(0.33)	(0.06)	(0.39)
Year Ended September 30, 2009	$10.09	0.36	0.88	1.24	(0.36)	(0.10)	(0.46)

*	During the periods certain fees were waived (See Note 5 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Period from commencement of operations.

(e)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of Fund shares in relation to fluctuating market values during the period.

(f)	Amount is less than $0.005.

See accompanying Notes to the Financial Statements.

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (b)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets (c)	Ratio of net investment income to average net assets (c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$ 9.19	1.07%	$75,007	0.49%	1.74%	0.53%	29.29%
$ 9.24	0.98%	$62,115	0.52%	2.08%	0.56%	56.09%
$ 9.47	4.94%	$47,235	0.56%	2.30%	0.58%	85.13%
$ 9.36	0.05%	$55,680	0.60%	2.07%	0.70%	120.09%
$ 9.68	2.90%	$60,089	0.70%	1.93%	0.86%	55.50%
$ 9.67	4.94%	$59,123	0.70%	2.58%	0.85%	89.57%

$10.24	1.13%	$28,787	0.68%	1.65%	0.68%	13.53%
$10.30	(2.30)%	$46,686	0.68%	1.76%	0.68%	66.16%
$10.87	3.67%	$77,460	0.72%	2.12%	0.77%	71.68%
$10.80	3.02%	$155,814	0.71%	2.55%	0.83%	83.62%
$10.82	5.74%	$176,096	0.71%	3.00%	0.84%	83.92%
$10.57	9.06%	$177,141	0.70%	3.35%	0.82%	47.13%

$10.64	3.12%	$407,877	0.56%	3.25%	0.58%	31.31%
$10.53	(1.26)%	$436,641	0.57%	2.93%	0.59%	149.09%
$11.16	7.39%	$514,368	0.62%	2.90%	0.66%	110.82%
$11.06	3.94%	$383,070	0.70%	3.73%	0.82%	131.87%
$11.33	10.27%	$383,868	0.71%	4.19%	0.84%	122.94%
$10.78	14.16%	$339,730	0.71%	4.61%	0.83%	122.26%

$10.22	3.41%	$56,034	0.58%	3.33%	0.58%	75.78%
$10.15	(0.65)%	$85,609	0.51%	3.54%	0.59%	99.48%
$10.70	11.54%	$92,946	0.34%	3.52%	0.59%	73.74%
$ 9.94	0.12%	$46,328	0.30%	3.27%	0.58%	6.86%

$ 9.84	1.46%	$37,375	0.63%	2.38%	0.64%	64.82%
$ 9.85	(0.97)%	$58,503	0.51%	2.33%	0.62%	193.21%
$10.29	5.61%	$88,523	0.34%	2.54%	0.59%	113.69%
$10.11	1.84%	$33,905	0.34%	2.50%	0.64%	26.17%

$10.69	1.74%	$11,035	0.72%	2.73%	0.72%	7.17%
$10.65	(1.59)%	$11,859	0.71%	2.47%	0.71%	22.05%
$11.15	6.39%	$14,546	0.70%	2.68%	0.72%	16.52%
$10.79	3.34%	$13,757	0.68%	3.01%	0.79%	15.73%
$10.81	5.42%	$15,284	0.69%	3.01%	0.90%	20.68%
$10.67	13.00%	$12,814	0.67%	3.44%	0.87%	33.56%

$11.07	1.89%	$30,347	0.69%	1.94%	0.69%	10.97%
$10.97	(2.14)%	$34,574	0.70%	1.94%	0.70%	70.60%
$11.58	6.05%	$33,974	0.70%	2.31%	0.72%	34.94%
$11.25	3.44%	$25,174	0.67%	2.77%	0.78%	21.89%
$11.22	4.97%	$26,322	0.68%	2.77%	0.89%	12.26%
$10.99	13.70%	$20,704	0.65%	3.10%	0.87%	37.11%

$10.82	2.01%	$150,526	0.66%	2.52%	0.66%	6.70%
$10.74	(2.38)%	$159,039	0.67%	2.49%	0.67%	22.38%
$11.36	6.51%	$190,055	0.67%	2.64%	0.67%	19.76%
$11.02	3.60%	$161,486	0.67%	2.92%	0.72%	15.15%
$11.01	5.05%	$147,848	0.68%	3.05%	0.84%	19.19%
$10.87	12.63%	$130,113	0.67%	3.42%	0.82%	38.42%

Sterling Capital Funds
Financial Highlights, Institutional Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net investment income(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Distributions
Sterling Capital South Carolina Intermediate Tax-Free Fund
Six Months Ended March 31, 2014 (Unaudited)	$10.78	0.12	0.08	0.20	(0.12)	—	(0.12)
Year Ended September 30, 2013	$11.28	0.24	(0.42)	(0.18)	(0.24)	(0.08)	(0.32)
Year Ended September 30, 2012	$10.90	0.27	0.45	0.72	(0.27)	(0.07)	(0.34)
Year Ended September 30, 2011	$10.86	0.29	0.06	0.35	(0.28)	(0.03)	(0.31)
Year Ended September 30, 2010	$10.61	0.32	0.25	0.57	(0.32)	—	(0.32)
Year Ended September 30, 2009	$9.89	0.35	0.89	1.24	(0.35)	(0.17)	(0.52)
Sterling Capital Virginia Intermediate Tax-Free Fund
Six Months Ended March 31, 2014 (Unaudited)	$11.79	0.14	0.09	0.23	(0.14)	—	(0.14)
Year Ended September 30, 2013	$12.44	0.27	(0.55)	(0.28)	(0.27)	(0.10)	(0.37)
Year Ended September 30, 2012	$12.12	0.31	0.39	0.70	(0.31)	(0.07)	(0.38)
Year Ended September 30, 2011	$12.14	0.34	0.02	0.36	(0.34)	(0.04)	(0.38)
Year Ended September 30, 2010	$12.07	0.36	0.18	0.54	(0.36)	(0.11)	(0.47)
Year Ended September 30, 2009	$11.10	0.39	1.06	1.45	(0.39)	(0.09)	(0.48)
Sterling Capital West Virginia Intermediate Tax-Free Fund
Six Months Ended March 31, 2014 (Unaudited)	$9.92	0.12	0.08	0.20	(0.12)	—	(0.12)
Year Ended September 30, 2013	$10.52	0.24	(0.48)	(0.24)	(0.24)	(0.12)	(0.36)
Year Ended September 30, 2012	$10.17	0.29	0.39	0.68	(0.29)	(0.04)	(0.33)
Year Ended September 30, 2011	$10.18	0.34	—	0.34	(0.34)	(0.01)	(0.35)
Year Ended September 30, 2010	$10.05	0.36	0.15	0.51	(0.36)	(0.02)	(0.38)
Year Ended September 30, 2009	$9.37	0.36	0.68	1.04	(0.35)	(0.01)	(0.36)
Sterling Capital Strategic Allocation Conservative Fund(d)
Six Months Ended March 31, 2014 (Unaudited)	$10.05	0.13	0.45	0.58	(0.11)	—	(0.11)
Year Ended September 30, 2013	$9.79	0.24	0.28	0.52	(0.26)	—	(0.26)
Year Ended September 30, 2012	$8.83	0.22	0.96	1.18	(0.22)	—	(0.22)
Year Ended September 30, 2011	$9.15	0.25	(0.27)	(0.02)	(0.30)	—	(0.30)
Year Ended September 30, 2010	$8.58	0.29	0.57	0.86	(0.29)	—	(0.29)
Year Ended September 30, 2009	$8.50	0.30	0.17	0.47	(0.25)	(0.14)	(0.39)
Sterling Capital Strategic Allocation Balanced Fund(d)
Six Months Ended March 31, 2014 (Unaudited)	$9.83	0.10	0.61	0.71	(0.12)	—	(0.12)
Year Ended September 30, 2013	$9.18	0.18	0.66	0.84	(0.19)		(0.19)
Year Ended September 30, 2012	$8.00	0.17	1.18	1.35	(0.17)	—	(0.17)
Year Ended September 30, 2011	$8.44	0.19	(0.43)	(0.24)	(0.20)	—	(0.20)
Year Ended September 30, 2010	$7.83	0.20	0.61	0.81	(0.20)	—	(0.20)
Year Ended September 30, 2009	$7.81	0.24	(0.04)	0.20	(0.18)	—	(0.18)
Sterling Capital Strategic Allocation Growth Fund(d)
Six Months Ended March 31, 2014 (Unaudited)	$9.37	0.08	0.70	0.78	(0.10)	—	(0.10)
Year Ended September 30, 2013	$8.48	0.13	0.90	1.03	(0.14)	—	(0.14)
Year Ended September 30, 2012	$7.21	0.12	1.27	1.39	(0.12)	—	(0.12)
Year Ended September 30, 2011	$7.70	0.13	(0.49)	(0.36)	(0.13)	—	(0.13)
Year Ended September 30, 2010	$7.12	0.15	0.58	0.73	(0.15)	—	(0.15)
Year Ended September 30, 2009	$7.34	0.22	(0.31)	(0.09)	(0.13)	—	(0.13)

*	During the periods certain fees were waived (See Note 5 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(a)	Per share net investment income has been calculated using the average daily shares method.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

See accompanying Notes to the Financial Statements.

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (b)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets (c)	Ratio of net investment income to average net assets (c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$10.86	1.89%	$48,265	0.68%	2.29%	0.68%	3.50%
$10.78	(1.62)%	$49,340	0.69%	2.17%	0.69%	35.38%
$11.28	6.68%	$52,526	0.70%	2.41%	0.70%	26.49%
$10.90	3.37%	$39,863	0.71%	2.68%	0.76%	25.83%
$10.86	5.53%	$30,183	0.73%	3.05%	0.89%	14.60%
$10.61	13.01%	$17,274	0.73%	3.45%	0.88%	42.06%

$11.88	1.94%	$76,080	0.66%	2.32%	0.66%	7.77%
$11.79	(2.28)%	$81,703	0.68%	2.23%	0.68%	40.00%
$12.44	5.87%	$91,770	0.68%	2.50%	0.68%	21.63%
$12.12	3.11%	$78,535	0.68%	2.90%	0.73%	15.33%
$12.14	4.65%	$77,222	0.69%	3.05%	0.85%	9.54%
$12.07	13.39%	$71,599	0.67%	3.36%	0.82%	35.90%

$10.00	2.02%	$68,500	0.67%	2.42%	0.67%	9.78%
$ 9.92	(2.30)%	$68,936	0.68%	2.38%	0.68%	22.18%
$10.52	6.85%	$85,125	0.68%	2.85%	0.68%	26.70%
$10.17	3.48%	$72,451	0.69%	3.44%	0.69%	23.34%
$10.18	5.13%	$70,760	0.69%	3.58%	0.70%	6.60%
$10.05	11.41%	$63,599	0.68%	3.71%	0.68%	24.19%

$10.52	5.81%	$2,297	0.18%	2.46%	0.42%	6.66%
$10.05	5.35%	$3,153	0.29%	2.42%	0.44%	60.51%
$ 9.79	13.47%	$3,346	0.44%	2.33%	0.44%	7.99%
$ 8.83	(0.31)%	$3,954	0.37%	2.61%	0.47%	8.36%
$ 9.15	10.22%	$4,798	0.21%	3.26%	0.47%	33.33%
$ 8.58	6.28%	$5,316	0.14%	3.84%	0.39%	21.56%

$10.42	7.27%	$254	0.14%	2.01%	0.39%	3.73%
$ 9.83	9.28%	$321	0.26%	1.85%	0.39%	81.00%
$ 9.18	16.94%	$474	0.42%	1.98%	0.42%	17.65%
$ 8.00	(3.02)%	$475	0.29%	2.13%	0.41%	9.96%
$ 8.44	10.53%	$1,169	0.16%	2.52%	0.41%	47.76%
$ 7.83	2.91%	$1,322	0.13%	3.61%	0.38%	22.46%

$10.05	8.33%	$817	0.15%	1.59%	0.40%	5.14%
$ 9.37	12.27%	$1,007	0.28%	1.46%	0.42%	96.94%
$ 8.48	19.40%	$936	0.43%	1.54%	0.43%	20.21%
$ 7.21	(4.86)%	$1,127	0.32%	1.62%	0.43%	9.06%
$ 7.70	10.39%	$1,684	0.17%	2.05%	0.43%	57.35%
$ 7.12	(0.87)%	$1,650	0.14%	3.54%	0.38%	24.08%

Sterling Capital Funds
Financial Highlights, Class R Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions

	Net Asset Value, Beginning of Period	Net investment income (loss)(a)	Net realized/ unrealized gains (loss) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Distributions
Sterling Capital Mid Value Fund
Six Months Ended March 31, 2014 (Unaudited)	$18.47	0.01	1.75	1.76	(0.08)	(1.20)	(1.28)
Year Ended September 30, 2013	$14.20	(0.18)	4.51	4.33	(0.06)	—	(0.06)
Year Ended September 30, 2012	$11.36	0.08	2.90	2.98	(0.14)	—	(0.14)
Year Ended September 30, 2011	$12.12	0.05	(0.73)	(0.68)	(0.08)	—	(0.08)
February 1, 2010 to September 30, 2010(e)	$11.11	0.03	1.01	1.04	(0.03)	—	(0.03)
Sterling Capital Small Cap Value Diversified Fund
Six Months Ended March 31, 2014 (Unaudited)	$15.21	0.04	1.66	1.70	(0.09)	(1.87)	(1.96)
Year Ended September 30, 2013	$12.03	0.03	3.36	3.39	(0.06)	(0.15)	(0.21)
Year Ended September 30, 2012	$10.79	0.05	2.17	2.22	—	(0.98)	(0.98)
Year Ended September 30, 2011	$11.18	(0.02)	(0.37)	(0.39)	—	—	—
February 1, 2010 to September 30, 2010(e)	$10.55	0.06	0.62	0.68	(0.05)	—	(0.05)
Sterling Capital Special Opportunities Fund
Six Months Ended March 31, 2014 (Unaudited)	$21.72	(0.04)	2.70	2.66	—	(2.28)	(2.28)
Year Ended September 30, 2013	$18.83	0.01 (g)	3.83	3.84	—	(0.95)	(0.95)
Year Ended September 30, 2012	$15.54	(0.04)	3.64	3.60	—	(0.31)	(0.31)
Year Ended September 30, 2011	$16.26	(0.11)	(0.51)	(0.62)	—	(0.10)	(0.10)
February 1, 2010 to September 30, 2010(e)	$15.32	(0.03)	0.97	0.94	—	—	—
Sterling Capital Equity Income Fund
Six Months Ended March 31, 2014 (Unaudited)	$18.04	0.14	1.07	1.21	(0.14)	(0.63)	(0.77)
Year Ended September 30, 2013	$15.95	0.24	2.22	2.46	(0.21)	(0.16)	(0.37)
Year Ended September 30, 2012	$13.19	0.20	2.72	2.92	(0.16)	—	(0.16)
Year Ended September 30, 2011	$13.03	0.24	0.13	0.37	(0.21)	—	(0.21)
February 1, 2010 to September 30, 2010(e)	$11.94	0.23	1.04	1.27	(0.18)	—	(0.18)
Sterling Capital Total Return Bond Fund
Six Months Ended March 31, 2014 (Unaudited)	$10.48	0.14	0.16	0.30	(0.18)	(0.01)	(0.19)
Year Ended September 30, 2013	$11.11	0.25	(0.45)	(0.20)	(0.35)	(0.08)	(0.43)
Year Ended September 30, 2012	$11.02	0.26	0.46	0.72	(0.36)	(0.27)	(0.63)
Year Ended September 30, 2011	$11.32	0.37	(0.03)	0.34	(0.43)	(0.21)	(0.64)
February 1, 2010 to September 30, 2010(e)	$10.87	0.25	0.50	0.75	(0.30)	—	(0.30)

*	During the periods certain fees were waived (See Note 5 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Net Assets are below $1,000.

(e)	Period from commencement of operations.

(f)	Includes proceeds received from a settlement of litigation, which impacted the Fund’s total return. Not including these proceeds, the Fund’s total return would have been 6.08%.

(g)

Net investment income per share reflects a special dividend which amounted to $0.02 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been (0.05)% per share.

See accompanying Notes to the Financial Statements.

			Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge)(b)		Net Assets, End of Period (000)		Ratio of net expenses to average net assets(c)	Ratio of net investment income loss to average net assets(c)		Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$18.95	9.79%		$—	(d)	1.39%	0.07%		1.39%	11.19%
$18.47	30.65%		$—	(d)	1.42%	(1.04)%		1.42%	34.03%
$14.20	26.17%		$—	(d)	1.44%	0.59%		1.44%	21.62%
$11.36	(5.71)%		$—	(d)	1.44%	0.36%		1.56%	38.30%
$12.12	9.47%		$—	(d)	1.44%	0.42%		1.68%	45.02%

$14.95	12.11%		$—	(d)	1.51%	0.54%		1.51%	39.71%
$15.21	28.48%		$—	(d)	1.55%	0.24%		1.55%	176.62%
$12.03	21.49%		$—	(d)	1.57%	0.44%		1.59%	32.86%
$10.79	(3.49)%		$—	(d)	1.57%	(0.12)%		1.58%	63.02%
$11.18	6.46	%(f)	$—	(d)	1.65%	0.82%		3.44%	95.89%

$22.10	13.22%		$509		1.46%	(0.36)%		1.46%	18.29%
$21.72	21.28%		$450		1.49%	0.04	%(g)	1.49%	53.76%
$18.83	23.41%		$357		1.54%	(0.25)%		1.54%	19.38%
$15.54	(3.95)%		$289		1.54%	(0.62)%		1.54%	31.51%
$16.26	6.20%		$—	(d)	1.54%	(0.29)%		1.57%	25.65%

$18.48	6.78%		$3,115		1.45%	1.57%		1.45%	11.24%
$18.04	15.69%		$2,781		1.45%	1.40%		1.45%	30.56%
$15.95	22.19%		$1,454		1.44%	1.35%		1.44%	21.30%
$13.19	2.74%		$604		1.43%	1.72%		1.43%	16.64%
$13.03	10.76%		$—	(d)	1.45%	2.86%		1.49%	21.63%

$10.59	2.88%		$6		1.06%	2.71%		1.07%	31.31%
$10.48	(1.83)%		$5		1.07%	2.34%		1.08%	149.09%
$11.11	6.79%		$6		1.12%	2.41%		1.16%	110.82%
$11.02	3.24%		$6		1.20%	3.32%		1.33%	131.87%
$11.32	7.03%		$42		1.21%	3.45%		1.37%	122.94%

Sterling Capital Funds

Notes to Financial Statements (Unaudited)
March 31, 2014

1.	Organization:

Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company established as a Massachusetts business trust.

As of the date of these financial statements, the Trust offers shares of Sterling Capital Large Cap Value Diversified Fund (formerly known as Sterling Capital Select Equity Fund), Sterling Capital Mid Value Fund, Sterling Capital Small Cap Value Diversified Fund (formerly known as Sterling Capital Small Value Fund), Sterling Capital Special Opportunities Fund, Sterling Capital Equity Income Fund, Sterling Capital Long/Short Equity Fund, Sterling Capital Ultra Short Bond Fund, Sterling Capital Short Duration Bond Fund (formerly known as Sterling Capital Short-Term Bond Fund), Sterling Capital Intermediate U.S. Government Fund, Sterling Capital Total Return Bond Fund, Sterling Capital Corporate Fund, Sterling Capital Securitized Opportunities Fund, Sterling Capital Kentucky Intermediate Tax-Free Fund, Sterling Capital Maryland Intermediate Tax-Free Fund, Sterling Capital North Carolina Intermediate Tax-Free Fund, Sterling Capital South Carolina Intermediate Tax-Free Fund, Sterling Capital Virginia Intermediate Tax-Free Fund, Sterling Capital West Virginia Intermediate Tax-Free Fund, Sterling Capital Strategic Allocation Conservative Fund, Sterling Capital Strategic Allocation Balanced Fund and Sterling Capital Strategic Allocation Growth Fund (referred to individually as a “Fund” and collectively as the “Funds”). Sterling Capital Kentucky Intermediate Tax-Free Fund, Sterling Capital Maryland Intermediate Tax-Free Fund, Sterling Capital North Carolina Intermediate Tax-Free Fund, Sterling Capital South Carolina Intermediate Tax-Free Fund, Sterling Capital Virginia Intermediate Tax-Free Fund and Sterling Capital West Virginia Intermediate Tax-Free Fund are referred to as the “Tax-Free Funds.” Sterling Capital Strategic Allocation Conservative Fund, Sterling Capital Strategic Allocation Balanced Fund and Sterling Capital Strategic Allocation Growth Fund are referred to as the “Funds of Funds.” The Funds, excluding the Funds of Funds, are referred to as the “Variable Net Asset Value Funds.” The Funds of Funds invest in underlying mutual funds as opposed to individual securities.

All Funds, other than the Tax-Free Funds, are “diversified” funds, as defined in the 1940 Act. The Tax-Free Funds are non-diversified funds, which means they may invest in the securities of a limited number of issuers.

By owning shares of underlying investment companies, each of the Funds of Funds invests, to varying degrees, in securities of U.S. and non-U.S. companies, including small and medium sized companies, and in fixed-income securities. Funds of Funds with exposure to underlying equity funds may include funds that invest in real estate of other similar securities. In addition, underlying investment companies may invest in derivatives.

The Funds are authorized to issue an unlimited amount of shares. As of March 31, 2014, the Funds discussed herein offered up to five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares. Class B Shares of the Funds are closed to new accounts and additional purchases by existing shareholders. Sterling Capital Corporate Fund and Sterling Capital Securitized Opportunities Fund converted Class S Shares into Institutional Shares effective February 1, 2013. Sterling Capital Mid Value Fund, Sterling Capital Small Cap Value Diversified Fund, Sterling Capital Special Opportunities Fund, Sterling Capital Equity Income Fund and Sterling Capital Total Return Bond Fund offer Class R Shares. Class B Shares automatically convert to Class A Shares after eight years. Class A Shares of the Variable Net Asset Value Funds and Funds of Funds, excluding Sterling Capital Ultra Short Bond Fund, Sterling Capital Short Duration Bond Fund, Sterling Capital Intermediate U.S. Government Fund, Sterling Capital Corporate Fund, Sterling Capital Securitized Opportunities Fund, and the Tax-Free Funds, have a maximum sales charge of 5.75% as a percentage of original purchase price. Class A Shares of Sterling Capital Ultra Short Bond Fund have a maximum sales charge of 0.50%, and Class A Shares of Sterling Capital Short Duration Bond Fund, Sterling Capital Intermediate U.S. Government Fund, Sterling Capital Corporate Fund, Sterling Capital Securitized Opportunities Fund, and the Tax-Free Funds have a maximum sales charge of 2.00%, as a percentage of the original purchase price. Purchases of $1 million or more of Class A Shares are not subject to a front-end sales charge but will be subject to a Contingent Deferred Sales Charge (“CDSC”) of 1.00% of the purchase price if redeemed within two years after purchase for all Funds except the Tax-Free Funds, Sterling Capital Intermediate U.S. Government Fund and Sterling Capital Short Duration Bond Fund. With respect to Tax-Free Funds, Sterling Capital Intermediate U.S. Government Fund, Sterling Capital Short Duration Bond Fund, Sterling Capital Corporate Fund and Sterling Capital Securitized Opportunities Fund, sales of Class A shares over $500,000 are not subject to a sales load but will be subject to a CDSC of 0.50% of the purchase price if redeemed within 18 months of purchase. This charge is based on the lower of the price paid for the shares or their net asset value at the time of redemption. The Class B Shares of the Funds will be subject to a CDSC ranging from a maximum of 5.00% if redeemed less than one year after purchase to 0.00% if redeemed more than six years after purchase. Class C Shares of the Funds are offered without any front-end sales charge but will be subject to a maximum CDSC of 1.00% if redeemed less than one year after purchase.

Sterling Capital Funds

Notes to Financial Statements (Unaudited) — (continued)
March 31, 2014

Each class of shares has identical rights and privileges except with respect to the fees paid under the distribution plan, voting rights on matters affecting a single class of shares and the exchange privilege of each class of shares.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of these financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the reporting period. Actual results could differ from those estimates.

Securities Valuation — Investments in securities held by the Variable Net Asset Value Funds, the principal market for which is a securities exchange or an over-the-counter market, are valued at their latest available sale price (except for those securities that are traded on NASDAQ, which will be valued at the NASDAQ official closing price) or in the absence of such a price, by reference to the latest available bid price in the principal market in which such securities are normally traded. The Variable Net Asset Value Funds may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Short-term obligations without significant credit risk that mature in 60 days or less are valued at either amortized cost or original cost plus interest, which approximates fair value. Investments in open-end investment companies, including underlying funds invested in by the Funds of Funds, are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.

Fair Value Measurements — The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended March 31, 2014, there were no significant changes to the valuation policies and procedures.

Sterling Capital Funds

Notes to Financial Statements (Unaudited) — (continued)
March 31, 2014

The summary of inputs used to determine the fair value of each Fund’s investments as of March 31, 2014 is as follows:

	Level 1– Quoted Prices	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Assets:
Investments in Securities
Sterling Capital Large Cap Value Diversified Fund	$259,855,356(a)	$—	$—	$259,855,356
Sterling Capital Mid Value Fund	738,902,092(a)	—	—	738,902,092
Sterling Capital Small Cap Value Diversified Fund	136,104,343(a)	—	—	136,104,343
Sterling Capital Special Opportunities Fund	946,307,280(a)	—	—	946,307,280
Sterling Capital Equity Income Fund	2,010,264,876(a)	—	—	2,010,264,876
Sterling Capital Long/Short Equity Fund	80,316,370(a)	—	—	80,316,370
Sterling Capital Ultra Short Bond Fund	230,479(b)	57,588,071(a)	—	57,818,550
Sterling Capital Short Duration Bond Fund	1,770,765(b)	83,992,930(a)	—	85,763,695
Sterling Capital Intermediate U.S. Government Fund	857,921(b)	38,253,628(a)	—	39,111,549
Sterling Capital Total Return Bond Fund	17,218,679(b)	434,792,767(a)	—	452,011,446
Sterling Capital Corporate Fund	1,927,145(b)	53,808,974(a)	—	55,736,119
Sterling Capital Securitized Opportunities Fund	1,011,024(b)	36,423,515(a)	—	37,434,539
Sterling Capital Kentucky Intermediate Tax-Free Fund	348,181(b)	15,752,108(a)	—	16,100,289
Sterling Capital Maryland Intermediate Tax-Free Fund	665,731(b)	37,283,730(a)	—	37,949,461
Sterling Capital North Carolina Intermediate Tax-Free Fund	3,541,764(b)	197,170,881(a)	—	200,712,645
Sterling Capital South Carolina Intermediate Tax-Free Fund	4,689,170(b)	62,980,238(a)	—	67,669,408
Sterling Capital Virginia Intermediate Tax-Free Fund	2,280,977(b)	119,036,579(a)	—	121,317,556
Sterling Capital West Virginia Intermediate Tax-Free Fund	2,867,404(b)	101,724,642(a)	—	104,592,046
Sterling Capital Strategic Allocation Conservative Fund	18,923,054(a)	—	—	18,923,054
Sterling Capital Strategic Allocation Balanced Fund	36,844,438(a)	—	—	36,844,438
Sterling Capital Strategic Allocation Growth Fund	27,579,600(a)	—	—	27,579,600

Liabilities:
Investments Sold Short
Sterling Capital Long/Short Equity Fund	$26,624,176(a)	$—	$—	$26,624,176
Other Financial Instruments-
Written Options (Equity Risk)
Sterling Capital Special Opportunities Fund (c)	2,422,350	—	—	2,422,350
Sterling Capital Equity Income Fund (c)	745,000	—	—	745,000

(a)	Industries, countries or security types are disclosed in the Schedules of Portfolio Investments.
(b)	Represents money market funds and/or certain preferred stocks.
(c)	Other financial instruments are written options shown at value.

The Funds’ policy is to recognize transfers in and transfers out as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the period ended March 31, 2014.

Cash and Cash Equivalents — The Funds consider liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. At March 31, 2013, the Funds invested their cash in the Federated Treasury Obligations Fund.

Credit Enhancements — Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e., AMBAC).

Derivative Instruments Categorized by Risk Exposure — The Fund’s derivative contracts held at March 31, 2014, are not accounted for as hedging instruments under U.S. GAAP. The following is a summary of the location of the derivative instruments held by the Funds on the Statements of Assets and Liabilities and the category of primary risk exposure as of March 31, 2014:

Sterling Capital Funds

Notes to Financial Statements (Unaudited) — (continued)
March 31, 2014

Fair Values of Derivative Instruments	Statements of Assets and Liabilities Location	Sterling Capital Special Opportunities Fund	Sterling Capital Equity Income Fund
Liabilities
Equity contracts	Call options written	$2,422,350	$745,000

The effect of derivative financial instruments on the Statements of Operations for the period ended March 31, 2014:

Net Realized Gain (Loss)	Sterling Capital Special Opportunities Fund	Sterling Capital Equity Income Fund	Sterling Capital Long/Short Equity Fund
Options (equity contracts)*	$536,005	$(133,875)	$22,756

*	Purchased options gain/loss are included in realized gain (loss) on investments.

Net Change in Unrealized Appreciation (Depreciation)	Sterling Capital Special Opportunities Fund	Sterling Capital Equity Income Fund
Written options (equity contracts)	$(191,257)	$225,481

For the period ended March 31, 2014, the average quarterly balance of derivative financial instruments were as follows:

	Sterling Capital Special Opportunities Fund	Sterling Capital Equity Income Fund	Sterling Capital Long/Short Equity Fund
Options (Equity Risk)
Average number of written option contracts	6,460	1,000	—
Average premium of written option contracts	$1,500,312	$485,240	$—
Average number of purchased option contracts	—	—	760
Average premium of purchased option contracts	$—	$—	$100,012

Distributions to Shareholders — Dividends from net investment income are declared daily and paid monthly for Sterling Capital Ultra Short Bond Fund, Sterling Capital Short Duration Bond Fund, Sterling Capital Intermediate U.S. Government Fund, Sterling Capital Total Return Bond Fund, Sterling Capital Corporate Bond Fund, Sterling Capital Securitized Opportunities Fund and the Tax-Free Funds. Dividends from net investment income are declared and paid quarterly for Sterling Capital Large Cap Value Diversified Fund, Sterling Capital Mid Value Fund, Sterling Capital Small Cap Value Diversified Fund, Sterling Capital Special Opportunities Fund, Sterling Capital Equity Income Fund and the Funds of Funds if the annualized yield of the distribution exceeds an amount determined annually by the Board. Dividends from net investment income for Sterling Capital Long/Short Equity Fund are declared and paid annually. Distributable net realized gains, if any, are declared and distributed at least annually. Distributions to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expenses and Allocation Methodology — Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among all Funds daily in relation to the net assets of each Fund or on another reasonable basis. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Expenses that are attributable to both the Trust and the Sterling Capital Variable Insurance Funds are allocated across the Funds and Sterling Capital Variable Insurance Funds, based upon relative net assets or on another reasonable basis. Income and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets or another appropriate basis.

Sterling Capital Funds

Notes to Financial Statements (Unaudited) — (continued)
March 31, 2014

Mortgage Dollar Rolls — The Variable Net Asset Value Funds may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that the Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for the Fund, and the income from these investments will generate income for the Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of the Fund compared with what the performance would have been without the use of dollar rolls. The Funds account for mortgage dollar roll transactions as purchases and sales.

Offering Costs — Offering costs are amortized on a straight-line basis over one year from each Fund’s respective commencement of operations. In the event that any of the initial shares are redeemed during the period of amortization of the Fund’s offering costs, the redemption proceeds will be reduced by any such unamortized offering costs in the same proportion as the number of shares being redeemed bears to the number of those shares outstanding at the time of redemption.

Options Contracts — Sterling Capital Special Opportunities Fund and Sterling Capital Equity Income Fund write (sell) “covered” call options on securities and purchase options on securities to close out options previously written by them. Sterling Capital Long/Short Equity Fund purchase call and put options These transactions are entered into to hedge against changes in security prices (equity risk) or for the purposes of earning additional income (i.e., speculation).

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of the premium and change in value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

In writing an option, the Funds contract with a specified counterparty to purchase (put option written) or sell (call option written) a specified quantity (notional amount) of an underlying asset at a specified price during a specified period upon demand of the counterparty. The risk associated with writing an option is that the Funds bear the market risk of an unfavorable change in the price of an underlying asset and are required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value. The Funds execute transactions in both listed and over-the-counter options. When purchasing over-the-counter options, the Fund bears the risk of economic loss from counterparty default, equal to the market value of the option. Listed options involve minimal counterparty risk since the listed options are guaranteed against default by the exchange on which they trade. Transactions in over-the-counter options expose the Funds to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter transaction, the Funds’ maximum amount of loss is the premium paid (as the purchaser) or the unrealized depreciation of the contract (as the writer).

Sterling Capital Special Opportunities and Sterling Capital Equity Income Funds invested in written options to economically hedge the downside exposure by collecting a premium when sold against the equity holding. Details of written option activity for the period ended March 31, 2014 are as follows:

	Sterling Capital Special Opportunities Fund		Sterling Capital Equity Income Fund
Covered Call Options	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Balance at beginning of period	4,210	$719,815	—	$—
Options written	14,650	2,959,588	4,500	1,712,978
Options closed	(7,000)	(1,658,113)	(2,000)	(645,499)
Options expired	(1,000)	(75,585)	(500)	(96,998)
Options exercised	(1,000)	(161,697)	—	—

Balance at end of period	9,860	$1,784,008	2,000	$970,481

Sterling Capital Funds

Notes to Financial Statements (Unaudited) — (continued)
March 31, 2014

The following is a summary of written call options outstanding as of March 31, 2014:

	Number of Contracts	Value
Sterling Capital Special Opportunities Fund
Apple, Inc., $550.00, 4/19/14	60	$(18,600)
Akamai Technologies, Inc., $62.50, 5/17/14	500	(108,000)
Akamai Technologies, Inc., $65.00, 5/17/14	500	(76,000)
EOG Resources, Inc., $195.00, 7/19/14	1,150	(1,270,750)
Halliburton Co., $65.00, 7/19/14	1,000	(89,000)
Myriad Genetics, Inc., $35.00, 5/17/14	2,000	(400,000)
Myriad Genetics, Inc., $39.00, 5/17/14	500	(35,000)
Robert Half International, Inc., $45.00, 6/21/14	2,000	(150,000)
UnitedHealth Group, Inc., $82.50, 6/21/14	1,000	(275,000)

	8,710	$(2,422,350)

Sterling Capital Equity Income Fund
Time Warner Cable, Inc., $140.00, 7/19/14	750	$(315,000)
Time Warner Cable, Inc., $145.00, 7/19/14	500	(115,000)
Time Warner Cable, Inc., $145.00, 10/18/14	750	(315,000)

	2,000	$(745,000)

Recent Accounting Standards — In June 2013, the Financial Accounting Standards Board issued Accounting Standard Update No. 2013-08 (“ASU No. 2013-08”) that creates a two-tiered approach to assess whether an entity is an investment company. ASU No. 2013-08 will also require an investment company to measure noncontrolling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. ASU No. 2013-08 is effective for financial statements with fiscal years beginning after December 15, 2013 and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statement disclosures.

Securities Transactions and Related Income — During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions as of the last business day of the reporting period are accounted for on the trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization/accretion of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Short Sales — Sterling Capital Long/Short Equity Fund enters into short sale transactions in which it sells a security it may not hold in anticipation of a decline in the market price of that security. When the Fund makes a short sale, it will borrow the security sold short and deliver the security to the counterparty to which it sold the security short. An amount equal to the proceeds received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund is required to repay the counterparty any dividends received on the security sold short, which is shown as dividend expense in the Statements of Operations. The Fund may pay a fee on the assets borrowed from the counterparty, which is shown as service fees on securities sold short in the Statements of Operations. The Fund maintains a segregated account of deposits of cash with the broker-dealer as collateral for the short sales. The Fund may receive interest on the cash collateral deposited with the broker-dealer. These positions are speculative and may be more risky than “long” positions because the cost of the replacement security or derivative is unknown. Short selling strategies typically reduce returns relative to “long only” strategies during rising equity markets, and involve risk of significant losses; potential loss on uncovered short positions is unlimited. Short selling strategies also involve significant transaction costs.

When-Issued and Forward Commitments — The Funds may purchase securities on a “when-issued” basis. Sterling Capital Large Cap Value Diversified Fund, Sterling Capital Mid Value Fund, Sterling Capital Small Cap Value Diversified Fund, Sterling Capital Special Opportunities Fund, and Sterling Capital Equity Income Fund may also purchase or sell securities

Sterling Capital Funds

Notes to Financial Statements (Unaudited) — (continued)
March 31, 2014

on a forward commitment basis. The Funds record when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Funds commencing with the date the Funds agree to purchase the securities. The Funds do not accrue interest or dividends on “when-issued” securities until the underlying securities are received.

3.	Purchases and Sales of Securities:

Purchases and sales of securities (excluding U.S. Government securities and securities maturing less than one year from acquisition) for the period year ended March 31, 2014 were as follows:

	Purchases	Sales
Sterling Capital Large Cap Value Diversified Fund	$130,006,445	$135,402,719
Sterling Capital Mid Value Fund	187,729,559	72,590,788
Sterling Capital Small Cap Value Diversified Fund	58,639,693	49,811,338
Sterling Capital Special Opportunities Fund	165,156,309	150,819,715
Sterling Capital Equity Income Fund	329,527,394	206,722,131
Sterling Capital Long/Short Equity Fund	100,866,691	63,937,661
Sterling Capital Ultra Short Bond Fund	26,190,838	20,264,908
Sterling Capital Short Duration Bond Fund	28,598,346	17,717,124
Sterling Capital Intermediate U.S. Government Fund	292,875	7,133,556
Sterling Capital Total Return Bond Fund	125,320,903	153,755,321
Sterling Capital Corporate Fund	30,955,320	62,016,883
Sterling Capital Securitized Opportunities Fund	23,165,648	43,175,850
Sterling Capital Kentucky Intermediate Tax-Free Fund	1,185,751	2,521,406
Sterling Capital Maryland Intermediate Tax-Free Fund	4,316,373	8,756,481
Sterling Capital North Carolina Intermediate Tax-Free Fund	13,615,988	29,158,759
Sterling Capital South Carolina Intermediate Tax-Free Fund	2,290,095	9,410,340
Sterling Capital Virginia Intermediate Tax-Free Fund	9,626,229	19,990,368
Sterling Capital West Virginia Intermediate Tax-Free Fund	9,929,433	10,427,458
Sterling Capital Strategic Allocation Conservative Fund	1,215,396	1,476,000
Sterling Capital Strategic Allocation Balanced Fund	2,499,117	1,318,000
Sterling Capital Strategic Allocation Growth Fund	1,941,886	1,360,000

Purchases and sales of U.S. Government Securities (excluding securities maturing less than one year from acquisition) for the period ended March 31, 2014 were as follows:

	Purchases	Sales
Sterling Capital Short Duration Bond Fund	$7,217,875	$6,225,225
Sterling Capital Intermediate U.S. Government Fund	5,879,063	17,373,925
Sterling Capital Total Return Bond Fund	20,690,262	42,458,435
Sterling Capital Corporate Fund	23,984,720	23,343,457
Sterling Capital Securitized Opportunities Fund	4,807,171	7,242,619

4.	Investments in Affiliated Issuers:

A summary of the Funds’ transactions in the shares of affiliated issuers during the period ended March 31, 2014 is as follows:

	Shares Held at September 30, 2013	Shares Purchased	Shares Sold	Shares Held at March 31, 2014	Value at March 31, 2014	Dividend Income October 1, 2013- March 31, 2014	Distributions and Net Realized Gain (Loss) October 1, 2013- March 31, 2014
Sterling Capital Strategic Allocation Conservative Fund
Sterling Capital Equity Income Fund, Institutional Shares	207,334	15,764	17,440	205,658	$3,831,400	$37,299	$143,467
Sterling Capital Special Opportunities Fund, Institutional Shares	174,641	18,025	23,150	169,516	3,793,772	7,676	411,318
Sterling Capital Total Return Bond Fund, Institutional Shares	1,030,767	52,706	59,396	1,024,077	$10,896,174	$206,352	$(17,160)

Total Affiliates	1,412,742	86,495	99,986	1,399,251	$18,521,346	$251,327	$537,625

Sterling Capital Funds

Notes to Financial Statements (Unaudited) — (continued)
March 31, 2014

	Shares Held at September 30, 2013	Shares Purchased	Shares Sold	Shares Held at March 31, 2014	Value at March 31, 2014	Dividend Income October 1, 2013- March 31, 2014	Distributions and Net Realized Gain (Loss) October 1, 2013- March 31, 2014
Sterling Capital Strategic Allocation Balanced Fund
Sterling Capital Equity Income Fund, Institutional Shares	573,512	41,822	16,762	598,572	$11,151,402	$109,876	$369,771
Sterling Capital Special Opportunities Fund, Institutional Shares	483,055	52,651	42,261	493,445	11,043,298	22,657	1,148,238
Sterling Capital Total Return Bond Fund, Institutional Shares	1,245,350	62,223	5,660	1,301,913	13,852,359	262,217	8,568

Total Affiliates	2,301,917	156,696	64,683	2,393,930	$36,047,059	$394,750	$1,526,577

Sterling Capital Strategic Allocation Growth Fund
Sterling Capital Equity Income Fund, Institutional Shares	541,014	35,069	16,625	559,458	$10,422,697	$102,375	$349,387
Sterling Capital Special Opportunities Fund, Institutional Shares	455,702	48,854	43,399	461,157	10,320,701	21,030	1,076,217
Sterling Capital Total Return Bond Fund, Institutional Shares	568,819	28,560	8,152	589,227	6,269,376	118,235	1,063

Total Affiliates	1,565,535	112,483	68,176	1,609,842	$27,012,774	$241,640	$1,426,667

5.	Related Party Transactions:

Under the terms of the investment advisory agreement, Sterling Capital Management LLC (“Sterling Capital” or the “Advisor”) is entitled to receive fees based on a percentage of the average daily net assets of the Funds. These fees are accrued daily and payable on a monthly basis and are reflected on the Statements of Operations as “Investment advisory fees.” Sterling Capital waived investment advisory fees are included on the Statements of Operations as “Less expenses waived by the Investment Advisor.” Information regarding these transactions is as follows for the period ended March 31, 2014:

	Prior to February 1, 2014			Effective February 1, 2014
		Fee Rate after				Fee Rate after
	Contractual	Contractual		Contractual		Contractual
	Fee Rate	Waivers		Fee Rate		Waivers
Sterling Capital Large Cap Value Diversified Fund	0.70%	0.60	%(1)	0.70%		0.60	%(2)
Sterling Capital Mid Value Fund	0.70%	0.70%		0.70%		0.70%
Sterling Capital Small Cap Value Diversified Fund	0.75%	0.75%		0.75%		0.75%
Sterling Capital Special Opportunities Fund	0.75%	0.75%		0.75	%(3)	0.75	%(3)
Sterling Capital Equity Income Fund	0.70%	0.70%		0.70	%(4)	0.70	%(4)
Sterling Capital Long/Short Equity Fund	1.50%	1.50%		1.50%		1.50%
Sterling Capital Ultra Short Bond Fund	0.20%	0.20%		0.20%		0.20%
Sterling Capital Short Duration Bond Fund	0.30%	0.25	%(1)	0.30%		0.28	%(2)
Sterling Capital Intermediate U.S. Government Fund	0.43%	0.43%		0.43%		0.43%
Sterling Capital Total Return Bond Fund	0.37%	0.34	%(1)	0.37%		0.37%
Sterling Capital Corporate Fund	0.35%	0.35%		0.35%		0.35%
Sterling Capital Securitized Opportunities Fund	0.35%	0.35%		0.35%		0.31	%(2)
Sterling Capital Kentucky Intermediate Tax-Free Fund	0.45%	0.45%		0.45%		0.45%
Sterling Capital Maryland Intermediate Tax-Free Fund	0.45%	0.45%		0.45%		0.45%
Sterling Capital North Carolina Intermediate Tax-Free Fund	0.45%	0.45%		0.45%		0.45%
Sterling Capital South Carolina Intermediate Tax-Free Fund	0.45%	0.45%		0.45%		0.45%
Sterling Capital Virginia Intermediate Tax-Free Fund	0.45%	0.45%		0.45%		0.45%
Sterling Capital West Virginia Intermediate Tax-Free Fund	0.45%	0.45%		0.45%		0.45%

Sterling Capital Funds

Notes to Financial Statements (Unaudited) — (continued)
March 31, 2014

	Prior to February 1, 2014			Effective February 1, 2014
	Contractual Fee Rate	Fee Rate after Contractual Waivers		Contractual Fee Rate	Fee Rate after Contractual Waivers
Sterling Capital Strategic Allocation Conservative Fund	0.25%	0.00	%(1)	0.25%	0.00	%(2)
Sterling Capital Strategic Allocation Balanced Fund	0.25%	0.00	%(1)	0.25%	0.00	%(2)
Sterling Capital Strategic Allocation Growth Fund	0.25%	0.00	%(1)	0.25%	0.00	%(2)

(1)	Sterling Capital contractually agreed to limit the advisory fees paid by the Fund from March 1, 2013 through January 31, 2014.
(2)	Sterling Capital contractually agreed to limit the advisory fees paid by the Fund from February 1, 2014 through January 31, 2015.
(3)

    The Fund pays 0.75% on the first $1 billion of average net assets, 0.70% on the next $1 billion of average net assets, 0.65% on the next $2 billion of     average net assets, and 0.60% of average net assets over $4 billion.

(4)	The Fund pays 0.70% on the first $2 billion of average net assets, 0.65% on the next $2 billion of average net assets, and 0.60% of average net assets over $4 billion.

Pursuant to sub-advisory agreements with Sterling Capital, Highland Capital Healthcare Advisors, L.P., Gator Capital Management, Lucas Capital Management LLC, Sanborn Kilcollin Partners, LLC serves as the sub-advisors to the Sterling Capital Long/Short Equity Fund, subject to the general supervision of the Funds’ Board of Trustees and Sterling Capital. For their services, sub-advisors are entitled to a fee, payable by Sterling Capital.

Sterling Capital serves as the administrator to the Funds pursuant to an administration agreement. The Funds (except the Funds of Funds) pay their portion of a fee to Sterling Capital for providing administration services based on the aggregate assets of the Funds and the Sterling Capital Variable Insurance Funds, excluding the assets of the Funds of Funds, at a rate at a rate of 0.1075% on the first $3.5 billion of average net assets, 0.075% on the next $1 billion of average net assets; 0.06% on the next $1.5 billion of average net assets; and 0.04% of average net assets over $6 billion. Expenses incurred are reflected on the Statements of Operations as “Administration fees.” Pursuant to a sub-administration agreement with Sterling Capital, BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon” or the “Sub-Administrator”), serves as the sub-administrator to the Funds subject to the general supervision of the Board and Sterling Capital. For these services, BNY Mellon is entitled to a fee payable by Sterling Capital.

BNY Mellon serves as the Funds’ fund accountant and transfer agent and receives compensation by the Funds for these services. Expenses incurred are reflected on the Statements of Operations as “Fund accounting fees” and “Transfer agent fees.”

For the period ended March 31, 2014, the Funds paid $68,049 in brokerage fees to BB&T Securities LLC on the execution of purchases and sales of the Funds’ portfolio investments.

The Funds have adopted a Distribution and Shareholder Services Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. Sterling Capital Distributors, LLC (“the Distributor”) serves as distributor to the Funds pursuant to an underwriting agreement. The Plan provides for payments to the Distributor of up to 0.25%, 1.00%, 1.00% and 0.50% of the average daily net assets of the Class A Shares, Class B Shares, Class C Shares, and Class R Shares, respectively. The Distributor is entitled to receive commissions on sales of shares of the Variable Net Asset Value Funds. For the period ended March 31, 2014, the Distributor received $455,777 from commissions earned on sales of shares of the Variable Net Asset Value Funds. Commissions paid to affiliated broker-dealers during the period ended March 31, 2014 were $157,637. The fees may be used by the Distributor to pay banks, broker dealers and other institutions, including affiliates of the Advisor.

Sterling Capital and/or its affiliates may pay out of their own bona fide profits compensation to broker-dealers and other persons for the sale and distribution of the shares and/or for the servicing of the shares. These are additional payments over and above the sales charge (including Rule 12b-1 fees) and service fees paid by the Funds. The payments, which may be different for different financial institutions, will not change the price an investor will pay for shares or the amount that a Fund will receive for the sale of shares.

Certain Officers and a Trustee of the Funds are affiliated with Sterling Capital or the Sub-Administrator. Such Officers and Trustee receive no compensation from the Funds for serving in their respective roles. Each of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust who serve on the Board are compensated at the annual rate of $44,000 plus $5,000 for each regularly scheduled quarterly meeting attended, $4,000 for each special meeting attended in person and $1,500 for each special meeting attended by telephone, plus reimbursement for certain out of pocket expenses. The Trustee who is an interested person, as defined in the 1940 Act, of the Trust, but not affiliated with Sterling Capital is compensated at the

Sterling Capital Funds

Notes to Financial Statements (Unaudited) — (continued)
March 31, 2014

annual rate of $44,000 plus $4,000 for each regularly scheduled quarterly meeting attended, $3,200 for each special meeting attended in person and $1,200 for each special meeting attended by telephone, plus reimbursement for certain out of pocket expenses. Each Trustee serving on a Committee of the Board receives a fee of $4,000 for each Committee meeting attended in person and $3,000 for each Committee meeting attended by telephone, plus reimbursement for certain out of pocket expenses. Committee meeting fees are only paid when such Committee meetings are not held in conjunction with a regular board meeting. Additionally, the Chairman of the Board and the Audit Committee Chairman each receive an annual retainer of $15,000, and the Chairman of the Nominations Committee receives additional compensation at the rate of $1,000 for each meeting over which he or she presides as Chairman. The fees are allocated across the Trust and the Sterling Capital Variable Insurance Funds based upon relative net assets.

At a meeting held on February 19-20, 2014, the Board approved several changes in Trustee compensation. These changes became effective on April 1, 2014. Pursuant to these changes, (i) each Trustee who is not an interested person of the Trust will be compensated at an annual rate of $70,000, (ii) the Chairman of the Board will receive an annual retainer of $20,000, and (iii) the Chairman of the Nominating Committee will receive an annual retainer of $6,000 in lieu of a fee for each meeting over which he or she presides as Chairman. Other than as noted above, Trustee compensation remains the same.

6.	Concentration of Credit Risk:

The Tax-Free Funds invest primarily in debt instruments of municipal issuers in their respective states. The issuers’ abilities to meet their obligations may be affected by economic developments in a specific state or region.

7.	Line of Credit:

U.S. Bank, N.A. has made available a credit facility to the Trust, pursuant to an umbrella credit agreement (“the Agreement”). The primary purpose of the Agreement is to allow the Trust to avoid security liquidations that Sterling Capital believes are unfavorable to shareholders. Under the Agreement, an aggregate commitment amount of $50,000,000 has been made available for use by all funds of the Trust. Outstanding principal amounts under the Agreement bear interest at a rate per annum equal to the Prime Rate minus two percent (2%), but never at a rate of less than one percent (1%) per annum. The Agreement expires on March 31, 2015. During the period ended March 31, 2014, the lines of credit were not utilized by the Funds.

8.	Federal Tax Information:

It is the policy of each Fund to continue to qualify as a regulated investment company (“RIC”) by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income tax was required in the Funds’ financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense. During the period, the Funds did not incur any interest or penalties.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax was required in the Funds’ financial statements. The Funds’ federal income and excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the Regulated Investment Company Modernization Act of 2010, capital losses originating in taxable years beginning after December 22, 2010 (“post-enactment capital losses”) are carried forward indefinitely. Furthermore, post-enactment capital losses will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses as under previous law.

Sterling Capital Funds

Notes to Financial Statements (Unaudited) — (continued)
March 31, 2014

At September 30, 2013, the following Funds had net capital loss carryforwards available to offset future net capital gains, if any, to the extent provided by the Treasury regulations:

	Amount With No Expiration*
	Short-term	Long-term
	Losses	Losses	Amount	Expires
Sterling Capital Large Cap Value Diversified Fund	$—	$—	$53,582,400	2017
Sterling Capital Large Cap Value Diversified Fund	—	—	10,325,708	2018
Sterling Capital Mid Value Fund	—	—	12,708,364	2017
Sterling Capital Small Cap Value Diversified Fund	—	—	2,085,627	2016
Sterling Capital Small Cap Value Diversified Fund	—	—	2,655,981	2017
Sterling Capital Ultra Short Bond Fund	14,612	—	—	—
Sterling Capital Short Duration Bond Fund	—	—	1,246,269	2014
Sterling Capital Short Duration Bond Fund	—	—	3,940,976	2015
Sterling Capital Short Duration Bond Fund	—	—	160,380	2016
Sterling Capital Short Duration Bond Fund	—	—	385,647	2019
Sterling Capital Short Duration Bond Fund	731,499	348,335	—	—
Sterling Capital Intermediate U.S. Government Fund	—	—	7,417,640	2016
Sterling Capital Intermediate U.S. Government Fund	—	—	37,850	2019
Sterling Capital Securitized Opportunities Fund	1,495,375	5,299	—	—
Sterling Capital Strategic Allocation Conservative Fund	—	—	7,049,711	2018
Sterling Capital Strategic Allocation Balanced Fund	—	—	5,467,557	2018
Sterling Capital Strategic Allocation Balanced Fund	—	—	3,964,763	2019
Sterling Capital Strategic Allocation Growth Fund	—	—	6,627,772	2018
Sterling Capital Strategic Allocation Growth Fund	—	—	4,640,596	2019

*	Post-Enactment Losses: Must be utilized prior to losses subject to expiration.

The tax character of distributions paid to shareholders during the fiscal year ended September 30, 2013 were as follows:

	Distributions paid from
	Ordinary Income	Net Long-Term Gains	Total Taxable Distributions	Tax Exempt Distributions	Total Distributions Paid*
Sterling Capital Large Cap Value Diversified Fund	$2,627,430	$—	$2,627,430	$—	$2,627,430
Sterling Capital Mid Value Fund	3,163,869	—	3,163,869	—	3,163,869
Sterling Capital Small Cap Value Diversified Fund	390,002	958,642	1,348,644	—	1,348,644
Sterling Capital Special Opportunities Fund	3,138,407	29,974,373	33,112,780	—	33,112,780
Sterling Capital Equity Income Fund	22,799,561	12,358,244	35,157,805	—	35,157,805
Sterling Capital Ultra Short Bond Fund	210,844	—	210,844	—	210,844
Sterling Capital Short Duration Bond Fund	2,242,340	—	2,242,340	—	2,242,340
Sterling Capital Intermediate U.S. Government Fund	2,332,671	—	2,332,671	—	2,332,671
Sterling Capital Total Return Bond Fund	21,987,404	2,841,224	24,828,628	—	24,828,628
Sterling Capital Corporate Fund	4,269,831	195,109	4,464,940	—	4,464,940
Sterling Capital Securitized Opportunities Fund	2,486,095	—	2,486,095	—	2,486,095
Sterling Capital Kentucky Intermediate Tax-Free Fund	678	139,225	139,903	592,984	732,887
Sterling Capital Maryland Intermediate Tax-Free Fund	62,436	532,735	595,171	888,679	1,483,850
Sterling Capital North Carolina Intermediate Tax-Free Fund	186,244	1,685,743	1,871,987	6,046,630	7,918,617
Sterling Capital South Carolina Intermediate Tax-Free Fund	118,000	473,705	591,705	1,660,745	2,252,450
Sterling Capital Virginia Intermediate Tax-Free Fund	15,821	1,255,769	1,271,590	3,084,117	4,355,707
Sterling Capital West Virginia Intermediate Tax-Free Fund	89,006	1,368,572	1,457,578	2,786,247	4,243,825
Sterling Capital Strategic Allocation Conservative Fund	442,806	—	442,806	—	442,806
Sterling Capital Strategic Allocation Balanced Fund	574,997	—	574,997	—	574,997
Sterling Capital Strategic Allocation Growth Fund	302,995	—	302,995	—	302,995

*	Total distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

Sterling Capital Funds

Notes to Financial Statements (Unaudited) — (continued)
March 31, 2014

Under current tax law, capital losses realized after October 31 and ordinary losses realized after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds had deferred qualified late-year losses, which will be treated as arising on the first business day of the fiscal year ending September 30, 2014:

Qualified Late-Year Capital Losses
Sterling Capital Corporate Fund	$431,130
Sterling Capital Total Return Bond Fund	3,360,087
Sterling Capital Kentucky Intermediate Tax-Free Fund	19,857
Sterling Capital Maryland Intermediate Tax-Free Fund	88,739
Sterling Capital North Carolina Intermediate Tax-Free Fund	689,792
Sterling Capital South Carolina Intermediate Tax-Free Fund	221,089
Sterling Capital Virginia Intermediate Tax-Free Fund	536,898
Sterling Capital West Virginia Intermediate Tax-Free Fund	71,814

At March 31, 2014, federal income tax cost, gross unrealized appreciation and gross unrealized depreciation on securities were as follows:

	Tax Cost	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Sterling Capital Large Cap Value Diversified Fund	$224,272,347	$37,906,083	$(2,323,074)	$35,583,009
Sterling Capital Mid Value Fund	581,872,646	172,498,920	(15,469,474)	157,029,446
Sterling Capital Small Cap Value Diversified Fund	118,284,232	19,739,212	(1,919,101)	17,820,111
Sterling Capital Special Opportunities Fund	678,734,745	269,454,763	(1,882,228)	267,572,535
Sterling Capital Equity Income Fund	1,638,569,389	401,713,471	(30,017,984)	371,695,487
Sterling Capital Ultra Short Bond Fund	57,887,114	66,687	(135,251)	(68,564)
Sterling Capital Short Duration Bond Fund	85,940,210	363,704	(540,219)	(176,515)
Sterling Capital Intermediate U.S. Government Fund	38,403,352	954,937	(246,740)	708,197
Sterling Capital Total Return Bond Fund	445,653,466	10,516,955	(4,158,975)	6,357,980
Sterling Capital Corporate Fund	54,650,286	1,263,537	(177,704)	1,085,833
Sterling Capital Securitized Opportunities Fund	37,394,020	406,382	(365,863)	40,519
Sterling Capital Kentucky Intermediate Tax-Free Fund	15,129,279	973,162	(2,152)	971,010
Sterling Capital Maryland Intermediate Tax-Free Fund	36,776,499	1,255,159	(82,197)	1,172,962
Sterling Capital North Carolina Intermediate Tax-Free Fund	192,483,981	8,579,022	(350,358)	8,228,664
Sterling Capital South Carolina Intermediate Tax-Free Fund	65,883,186	1,979,680	(193,458)	1,786,222
Sterling Capital Virginia Intermediate Tax-Free Fund	116,631,215	4,932,422	(246,081)	4,686,341
Sterling Capital West Virginia Intermediate Tax-Free Fund	101,665,799	3,231,175	(304,928)	2,926,247
Sterling Capital Strategic Allocation Conservative Fund	17,663,088	1,353,004	(93,038)	1,259,966
Sterling Capital Strategic Allocation Balanced Fund	33,946,707	3,092,782	(195,051)	2,897,731
Sterling Capital Strategic Allocation Growth Fund	25,165,673	2,640,108	(226,181)	2,413,927

9.	Subsequent Events:

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has noted no events that require recognition or disclosure in the financial statements.

BOARD CONSIDERATION OF ADVISORY AGREEMENTS (UNAUDITED)

2013 Approvals

The Board of Trustees conducted in-person meetings in August and November 2013 to consider the continuance of the investment advisory agreement between Sterling Capital Funds (the “Trust”) and Sterling Capital Management LLC (“Sterling Capital” or the “Adviser”), the investment adviser to each series of the Trust, other than the Sterling Capital Long/Short Equity Fund (the “Funds”), for a new term running through January 31, 2015. The above referenced agreement is referred to herein as the “Advisory Agreement.”

The Trustees reviewed extensive material in connection with their consideration of the Advisory Agreement, including data from an independent provider of mutual fund data (as assembled by the Trust’s administrator), which, where applicable, included comparisons with industry averages for comparable funds for advisory fees, 12b-1 fees, and total fund expenses. The Trustees considered the contractual investment advisory fee levels for each Fund, as well as the fee waivers that Sterling Capital had agreed to implement for certain Funds. The Board was assisted in its review by independent legal counsel, who provided memoranda detailing the legal standards for review of the Advisory Agreement. The Board received detailed presentations from Sterling Capital, including analysis of each Fund’s investment process and performance. The Board also received and considered information from Sterling Capital relating to its profitability in respect of each Fund, and from all Funds in the aggregate. As part of their deliberations, the Independent Trustees conducted several private meetings with their independent legal counsel, outside the presence of Sterling Capital and other Fund management.

In their deliberations regarding the Advisory Agreement, each Trustee attributed different weights to various factors involved in an analysis of the Advisory Agreement, and in each case no factor alone was considered determinative. The Trustees determined that the arrangement between the Trust and the Adviser, as provided in the Advisory Agreement, was fair and reasonable and that the continuance of the Advisory Agreement was in the best interests of each applicable Fund and its shareholders.

The Trustees considered the following factors, among others, in reaching their conclusions.

Nature, Extent and Quality of Services Provided by the Adviser

The Trustees received and considered information regarding the nature, extent, and quality of the services provided to each Fund under the Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as materials furnished specifically in connection with the annual review process. The Trustees considered the background and experience of the Adviser’s senior management and the expertise of investment personnel of the Adviser responsible for the day-to-day management of each Fund. The Trustees considered the overall reputation, and the capabilities and commitment of the Adviser to provide high quality service to each Fund.

The Trustees received information concerning the investment philosophy and investment processes applied or to be applied by the Adviser in managing each Fund as well as the Adviser’s Form ADV. The Trustees also considered information regarding regulatory compliance and compliance with the investment policies of the Funds. The Trustees evaluated the Adviser’s trading practices, and considered the procedures of the Adviser designed to fulfill the Adviser’s fiduciary duty to the Funds with respect to possible conflicts of interest, including the Adviser’s code of ethics (regulating the personal trading of its officers and employees).

Based on their review, the Trustees concluded that, with respect to the nature, extent and quality of services to be provided by the Adviser, the nature and extent of responsibilities was consistent with mutual fund industry norms, and that the quality of the services provided or to be provided by the Adviser was or was expected to be satisfactory or better.

Investment Performance

The Trustees considered the short-term and long-term performance results of each Fund in absolute terms and relative to each Fund’s benchmark and peer group. In conducting their review, the Trustees particularly focused on Funds where longer-term performance compared unfavorably with peers. The Trustees noted that Sterling Capital had been proactive in identifying and replacing underperforming portfolio managers and taking other steps to address underperformance concerns with certain Funds. In particular, the Trustees noted that Sterling Capital had installed a new portfolio management team to manage the Sterling Capital Large Cap Value Diversified Fund (formerly the “Sterling Capital Select Equity Fund”) and the Sterling Capital Small Cap Value Diversified Fund (formerly, the “Sterling Capital Small Value Fund”) in recent months.

After reviewing the performance of each Fund and taking into consideration the management style, investment strategies, and prevailing market conditions during the prior year and for longer periods, the Trustees concluded that the performance of each Fund was acceptable or better or that, in cases where performance issues were encountered, Sterling Capital had taken appropriate steps to address the situation.

Cost of Services, Including the Profits Realized by the Advisers and Affiliates

The Trustees considered peer group comparable information with respect to the advisory fees charged by Sterling Capital to each of the Funds, taking into consideration both contractual and actual (i.e., after fee waivers) fee levels. The Trustees concluded that the investment advisory fees paid by the Funds fell within an acceptable range as compared to peer groups, and were fair and reasonable, particularly in light of the fee waivers agreed to by Sterling Capital through January 2015. For example, the Trustees noted that Sterling Capital had agreed to waive its entire investment advisory fee from each of the Strategic Allocation Conservative, Strategic Allocation Balanced and Strategic Allocation Growth Funds in connection with a restructuring of these Funds in 2013.

As part of their review, the Trustees considered benefits to Sterling Capital aside from investment advisory fees. The Trustees reviewed administration fees received by Sterling Capital and considered the fallout benefits to Sterling Capital such as the research services available to Sterling Capital by reason of brokerage commissions generated by the Funds’ turnover. The Trustees also considered benefits to Sterling Capital’s affiliates, including brokerage commissions received by a Sterling Capital affiliate for executing certain trades on behalf of the Funds. With respect to these trades, the Trustees considered Sterling Capital’s assurances that such trades were effected in accordance with board approved procedures.

The Trustees also considered information from Sterling Capital regarding fees for separate accounts managed by Sterling Capital with investment objectives and strategies similar to those of comparable Funds. The Trustees noted that a representative of Sterling Capital explained that management of the Funds was a much more intensive process than management of separate accounts, including daily fluctuations in the size of the Funds and the need to comply with extensive and complex restrictions set by applicable regulation or established in controlling disclosure documents, and therefore the Trustees concluded that the differences between the services that Sterling Capital provides to the Funds and those it provides to separate accounts substantially limit the probative value of comparisons to those other clients.

The Trustees also considered the reasonableness of current and proposed advisory fees in the context of the profitability of the Adviser. In determining whether all investment advisory fees were reasonable, the Trustees reviewed profitability information provided by the Advisers with respect to investment advisory services. With respect to such information, the Trustees recognized that such profitability data was generally unaudited and represented an Adviser’s own determination of its and its affiliates’ revenues from the contractual services provided or expected to be provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and were calculated using an allocation methodology developed by the Adviser. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts, because comparative information is not generally publicly available and could be affected by numerous factors. Based on their review, the Trustees concluded that the profitability of the Advisers as a result of their relationships with the Funds was acceptable.

Based on the foregoing, the Trustees concluded that the fees proposed under the Advisory Agreements were fair and reasonable, in light of the services and benefits provided or expected to be provided to each Fund.

Economies of Scale

The Trustees also considered whether fee levels reflect economies of scale and whether economies of scale would be produced by the growth of the Funds’ assets. The Trustees found that Sterling Capital had generally reduced the total expense ratios for the Funds in part through fee waivers. The Trustees noted that Sterling Capital had agreed to implement new investment advisory fee breakpoints for the Sterling Capital Equity Income Fund and the Sterling Capital Special Opportunities Fund. The Trustees found that the asset levels of the other Funds were not currently so large as to warrant formal contractual breakpoints, and found that the fee waivers were a reasonable way to provide the benefits of economies of scale to shareholders of the Funds at this time.

Approval of Initial Advisory Agreements for the Sterling Capital Long/Short Equity Fund

The Board of Trustees, at meetings held on August 21-22, 2013, November 20-21, 2013 and December 9, 2013, formally considered the approval of (i) an investment advisory agreement (the “New Advisory Agreement”) between the Trust and Sterling Capital, with respect to the Sterling Capital Long/Short Equity Fund (the “New Fund”), and (ii) sub-advisory agreements (the “Sub-Advisory Agreements”, and together with the New Advisory Agreement, the “New Agreements”) between Sterling Capital and each of Lucas Capital Management, Sanborn Kilcollin Partners, Gator Capital Management and Highland Capital Healthcare Advisors, L.P. (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”), with respect to the Fund.

With respect to the New Fund, the Trustees’ determination to approve the New Agreements was based on a comprehensive evaluation of all information provided to them. In the process of considering the New Agreements, the Trustees considered information regarding, among other things, the nature, extent and quality of services to be provided by Sterling Capital and each Sub-Adviser. The Trustees noted that Sterling Capital would dedicate personnel and resources to overseeing the Sub-Advisers’ activities with respect to the New Fund and that Sterling Capital would provide each Sub-Adviser with investment parameters with respect to the Sub-Adviser’s management of a portion of the New Fund’s assets. With respect to the Sub-Advisory Agreements, the Trustees received detailed presentations from each of the Sub-Advisers that included information regarding, among other things, each Sub-Adviser’s risk management approach, its experience with respect to comparable investment strategies, and the qualifications and experience of the proposed portfolio management team.

In their deliberations regarding the New Agreements, each Trustee attributed different weights to various factors involved in an analysis of the New Agreements, and in each case no factor alone was considered determinative. The Trustees determined that the arrangement between the New Fund and the Adviser, or between the Adviser and the Sub-Advisers, as applicable, as provided in the New Agreements, was fair and reasonable and that the approval of the New Agreements was in the best interests of each applicable Fund and its shareholders.

The Trustees considered the following factors, among others, in reaching their conclusions.

Nature, Extent and Quality of Services Provided by the Adviser and the Sub-Advisers

The Trustees received and considered information regarding the nature, extent, and quality of the services expected to be provided to the New Fund under the New Agreements. The Trustees considered the expertise of the New Fund’s proposed portfolio management team generally and the proposed services to be provided to the New Fund by Sterling Capital and the Sub-Advisers. The Board also considered Sterling Capital’s specific responsibilities with respect to oversight of the Sub-Advisers as well as the qualifications, experience and responsibilities of the other key personnel that would be involved in the day-to-day activities of the New Fund. The Trustees concluded that the nature and quality of services that Sterling Capital and the Sub-Advisers would provide to the New Fund appeared consistent with both those already provided to the Funds by Sterling Capital as well as with industry norms.

The Trustees received information concerning the investment philosophy and investment processes to be applied by the Adviser and the Sub-Advisers in managing the New Fund as well as the Adviser’s and each Sub-Adviser’s Form ADV. The Trustees also considered information regarding regulatory compliance and reviewed each Sub-Adviser’s compliance policies and procedures. The Trustees considered the procedures of the Adviser and the Sub-Advisers designed to fulfill the Adviser’s and each Sub-Adviser’s fiduciary duty to the New Fund with respect to possible conflicts of interest, including the Adviser’s and each Sub-Adviser’s code of ethics (regulating the personal trading of its officers and employees).

Based on their review, the Trustees concluded that, with respect to the nature, extent and quality of services to be provided by the Adviser and the Sub-Advisers, the nature and extent of responsibilities was consistent with mutual fund industry norms, and that the quality of the services provided or to be provided by the Adviser and the Sub-Advisers was or was expected to be satisfactory or better.

Investment Performance

The Trustees noted that the New Fund had not commenced operations at the time of the December 2013 Board meeting and had no historical investment performance. The Trustees considered that Sterling Capital does not currently offer stand-alone investment products comparable to the New Fund, and determined that comparable performance information with respect to other Sterling Capital clients would not provide suitable comparison information for evaluation of the New Advisory Agreement. The Trustees concluded, however, that Sterling Capital and the Sub-Advisers possessed the personnel and resources capable of producing attractive and competitive returns for the New Fund.

Cost of Services, Including the Profits Realized by the Advisers and Affiliates

The Trustees considered peer group comparable information with respect to the advisory fees charged or to be charged by Sterling Capital to the New Fund. The Trustees concluded that the proposed contractual fees were fair and reasonable.

As part of their review, the Trustees considered benefits to Sterling Capital aside from investment advisory fees. The Trustees reviewed administration fees received by Sterling Capital and considered the fallout benefits to Sterling Capital such as the research services available to Sterling Capital by reason of brokerage commissions generated by the Funds’ turnover. The Trustees also considered benefits to Sterling Capital’s affiliates, including brokerage commissions received by a Sterling Capital affiliate for executing certain trades on behalf of the Funds. With respect to these trades, the Trustees considered Sterling Capital’s assurances that such trades were effected in accordance with board approved procedures.

The Trustees also noted that, with respect to the New Fund, Sterling Capital did not currently offer stand-alone investment products comparable to the Fund and therefore concluded that comparable fee information with respect to other Sterling Capital clients would not provide suitable comparison information for evaluation of the New Advisory Agreement.

In the context of the profitability of the Adviser, the Trustees noted that the New Fund had not commenced operations at the time of the December 2013 board meeting and therefore the Adviser had not earned any investment advisory fees with respect to the New Fund.

Based on the foregoing, the Trustees concluded that the fees proposed under the New Agreements with Sterling Capital and the Sub-Advisers were fair and reasonable, in light of the services and benefits provided or expected to be provided to the New Fund.

Economies of Scale

The Trustees also considered whether fee levels reflect economies of scale and whether economies of scale would be produced by the growth of the New Fund’s assets. The Trustees found that the asset levels of the New Fund were not currently so large as to warrant formal contractual breakpoints and the New Fund was unlikely to build its assets to such a point during the initial term of the New Advisory Agreement.

Sterling Capital Funds

March 31, 2014

Other Information (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-228-1872; and (ii) on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 1-800-228-1872 and (ii) on the Commission’s website at http://www.sec.gov.

The Funds file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

INVESTMENT ADVISOR

Sterling Capital Management LLC

Two Morrocroft Centre

4064 Colony Road, Suite 300

Charlotte, NC 28211

DISTRIBUTOR

Sterling Capital Distributors, LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

1601 Market Street

Philadelphia, PA 19103

SC Funds
03/2014

STERLING CAPITAL FUNDS

©2014 Sterling Capital Funds

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Sterling Capital Funds

By (Signature and Title) /s/ James T. Gillespie
James T. Gillespie, President
(principal executive officer)

Date 05/28/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ James T. Gillespie
James T. Gillespie, President
(principal executive officer)

Date 05/28/14

By (Signature and Title) /s/ Kenneth R. Cotner
Kenneth R. Cotner, Treasurer
(principal executive officer)

Date 05/28/14